UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-5075

Thrivent Mutual Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Rebecca A. Paulzine, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5168

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

Item 1. Schedule of Investments

Aggressive Allocation Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Shares	Mutual Funds (67.5%)	Value

Equity Mutual Funds (60.6%)
1,505,642	Thrivent Natural Resources Fund	$13,415,274
3,537,097	Thrivent Partner Small Cap Growth Fund[a]	44,249,077
701,978	Thrivent Partner Small Cap Value Fund	11,154,436
1,004,432	Thrivent Small Cap Stock Fund[a]	15,578,733
1,669,389	Thrivent Mid Cap Growth Fund	33,471,243
1,600,892	Thrivent Partner Mid Cap Value Fund	19,674,963
1,827,872	Thrivent Mid Cap Stock Fund[a]	29,245,957
10,089,922	Thrivent Partner Worldwide Allocation Fund	83,544,554
6,646,866	Thrivent Large Cap Growth Fund	38,153,012
2,275,936	Thrivent Large Cap Value Fund	31,772,063
824,079	Thrivent Large Cap Stock Fund	18,854,935
463,446	Thrivent Equity Income Plus Fund	4,351,754

	Total	343,466,001

Fixed Income Mutual Funds (6.9%)
2,626,616	Thrivent High Yield Fund	12,975,485
1,256,361	Thrivent Income Fund	11,583,652
953,657	Thrivent Government Bond Fund	10,299,490
338,222	Thrivent Limited Maturity Bond Fund	4,248,070

	Total	39,106,697

	Total Mutual Funds (cost $370,692,203)	382,572,698

Shares	Common Stock (26.4%)	Value

Consumer Discretionary (3.4%)
5,500	Amazon.com, Inc.[a]	1,283,150
1,350	AutoZone, Inc.[a]	506,560
17,700	Big Lots, Inc.[a]	717,027
16,900	BJ’s Restaurants, Inc.[a]	668,902
3,060	CBS Corporation	102,388
5,700	Charter Communications, Inc.[a]	438,444
14,100	Children’s Place Retail Stores, Inc.[a]	716,280
58,600	Comcast Corporation	1,907,430
7,798	Delphi Automotive plc[a]	221,385
8,000	DISH Network Corporation	246,080
7,170	Dollar Tree, Inc.[a]	360,938
27,476	Foot Locker, Inc.	907,257
1,480	Harley-Davidson, Inc.	63,980
13,700	Home Depot, Inc.	714,866
69,687	Las Vegas Sands Corporation	2,538,001
13,869	Life Time Fitness, Inc.[a]	629,791
13,370	Lowe’s Companies, Inc.	339,197
25,400	Meredith Corporation	839,216
15,820	News Corporation	366,866
8,000	NIKE, Inc.	746,800
7,100	Omnicom Group, Inc.	356,278
1,983	Panera Bread Company[a]	312,303
20,300	Penn National Gaming, Inc.[a]	790,076
2,900	PetSmart, Inc.	191,719
53,659	Pier 1 Imports, Inc.	884,837
1,100	Priceline.com, Inc.[a]	727,914
25,500	Sally Beauty Holdings, Inc.[a]	673,710
3,080	Time Warner Cable, Inc.	261,584
9,100	Toll Brothers, Inc.[a]	265,447

Shares	Common Stock (26.4%)	Value

Consumer Discretionary (3.4%) - continued
14,310	WMS Industries, Inc.[a]	$262,875

	Total	19,041,301

Consumer Staples (2.2%)
35,500	Altria Group, Inc.	1,276,935
22,627	Anheuser-Busch InBev NV ADR	1,792,511
7,760	Archer-Daniels-Midland Company	202,458
11,777	British American Tobacco plc ADR	1,248,480
14,100	Colgate-Palmolive Company	1,513,776
3,960	CVS Caremark Corporation	179,190
2,730	Diageo plc ADR	291,837
19,242	Ingredion, Inc.	999,045
1,950	Kimberly-Clark Corporation	169,474
8,903	Kraft Foods, Inc.	353,538
25,853	Philip Morris International, Inc.	2,363,998
5,649	TreeHouse Foods, Inc.[a]	316,288
4,440	Unilever NV ADR	153,846
48,100	Walgreen Company	1,748,916

	Total	12,610,292

Energy (2.8%)
30,657	Alpha Natural Resources, Inc.[a]	214,906
25,518	Apache Corporation	2,197,610
8,927	BP plc ADR	356,187
2,550	Chevron Corporation	279,429
40,926	ConocoPhillips	2,228,011
28,600	Consol Energy, Inc.	828,828
4,900	Ensco plc	266,217
9,200	EOG Resources, Inc.	901,692
4,540	EQT Corporation	256,056
16,100	Exxon Mobil Corporation	1,398,285
14,700	Helix Energy Solutions Group, Inc.[a]	262,836
4,095	National Oilwell Varco, Inc.	296,068
6,300	Newfield Exploration Company[a]	192,339
20,590	Occidental Petroleum Corporation	1,791,948
53,800	Petroleum Geo-Services ASA	787,261
14,580	Schlumberger, Ltd.	1,038,971
8,000	Southwestern Energy Company[a]	266,000
34,333	Swift Energy Company[a]	641,684
3,750	Valero Energy Corporation	103,125
116,100	Weatherford International, Ltd.[a]	1,399,005

	Total	15,706,458

Financials (4.1%)
3,200	ACE, Ltd.	235,200
6,754	Affiliated Managers Group, Inc.[a]	753,679
2,100	Allied World Assurance Company Holdings AG	158,403
7,400	American Campus Communities, Inc.	352,684
16,900	Ameriprise Financial, Inc.	874,068
13,400	Apartment Investment & Management Company	367,562
5,700	Aspen Insurance Holdings, Ltd.	163,818
2,180	Capital One Financial Corporation	123,148
15,700	CBL & Associates Properties, Inc.	309,761
12,020	Charles Schwab Corporation	151,813
98,740	Citigroup, Inc.	2,678,816

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

Aggressive Allocation Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Shares	Common Stock (26.4%)	Value

Financials (4.1%) - continued
16,500	CME Group, Inc.	$859,815
15,800	Douglas Emmett, Inc.	371,458
18,364	Duke Realty Corporation	265,544
6,200	Endurance Specialty Holdings, Ltd.	214,954
4,600	Equity Lifestyle Properties, Inc.	330,832
2,750	Goldman Sachs Group, Inc.	277,475
21,541	HCC Insurance Holdings, Inc.	660,016
5,500	Home Properties, Inc.	360,855
22,918	Host Hotels & Resorts, Inc.	336,436
44,300	Huntington Bancshares, Inc.	275,325
12,100	iShares Russell 2000 Index Fund	948,035
73,229	J.P. Morgan Chase & Company	2,636,244
14,500	KKR & Company, LP	202,855
8,118	Lazard, Ltd.	217,968
2,900	M&T Bank Corporation	248,936
42,158	Marsh & McLennan Companies, Inc.	1,400,067
12,330	MetLife, Inc.	379,394
12,100	NASDAQ OMX Group, Inc.	274,670
6,600	Northern Trust Corporation	299,640
21,400	Och-Ziff Capital Management Group, LLC	155,150
41,516	Ocwen Financial Corporation[a]	820,356
43,354	Popular, Inc.[a]	653,345
2,000	ProAssurance Corporation	179,140
32,900	Progressive Corporation	649,446
7,810	State Street Corporation	315,368
12,550	SunTrust Banks, Inc.	296,808
2,600	SVB Financial Group[a]	150,306
10,500	Tanger Factory Outlet Centers, Inc.	338,100
2,480	Taubman Centers, Inc.	192,250
7,500	Tower Group, Inc.	139,800
15,337	W.R. Berkley Corporation	561,794
36,030	Wells Fargo & Company	1,218,174
54,972	Zions Bancorporation	1,000,490

	Total	23,399,998

Health Care (3.7%)
17,500	Abbott Laboratories	1,160,425
2,700	Alexion Pharmaceuticals, Inc.[a]	283,095
26,500	Align Technology, Inc.[a]	899,940
22,090	Baxter International, Inc.	1,292,486
10,000	Biogen Idec, Inc.[a]	1,458,300
75,000	Bristol-Myers Squibb Company	2,670,000
2,576	C.R. Bard, Inc.	250,542
15,950	Covidien plc	891,286
38,200	Eli Lilly and Company	1,681,946
27,800	Endo Pharmaceutical Holdings, Inc.[a]	826,494
33,792	Health Net, Inc.[a]	744,100
7,600	Johnson & Johnson	526,072
8,100	Medicines Company[a]	202,824
10,570	Merck & Company, Inc.	466,877
71,157	Pfizer, Inc.	1,710,614
7,590	Sanofi ADR	308,458
11,800	Shire Pharmaceuticals Group plc ADR	1,016,924
10,000	Thoratec Corporation[a]	343,100
13,608	United Therapeutics Corporation[a]	745,446
56,170	UnitedHealth Group, Inc.	2,869,725
2,600	Waters Corporation[a]	201,448

Shares	Common Stock (26.4%)	Value

Health Care (3.7%) - continued
4,951	Zimmer Holdings, Inc.	$291,762

	Total	20,841,864

Industrials (3.4%)
11,900	3M Company	1,085,637
23,500	Actuant Corporation	668,810
12,600	Boeing Company	931,266
9,731	CSX Corporation	223,229
8,400	Cummins, Inc.	805,560
30,784	Deluxe Corporation	871,803
20,800	Dover Corporation	1,132,976
25,653	EMCOR Group, Inc.	675,443
1,620	FedEx Corporation	146,286
19,800	GATX Corporation	832,986
7,764	General Electric Company	161,103
3,799	Honeywell International, Inc.	220,532
7,150	Jacobs Engineering Group, Inc.[a]	275,776
11,700	L-3 Communications Holdings, Inc.	829,413
15,200	Landstar System, Inc.	751,032
26,400	Lockheed Martin Corporation	2,356,728
79,672	Manitowoc Company, Inc.	956,064
4,100	Manpower, Inc.	145,878
20,300	McDermott International, Inc.[a]	237,510
2,110	Norfolk Southern Corporation	156,246
12,912	Oshkosh Corporation[a]	290,778
21,772	Parker Hannifin Corporation	1,748,727
23,500	Southwest Airlines Company	215,965
5,693	SPX Corporation	345,679
23,100	Tyco International, Ltd.	1,269,114
24,597	United Technologies Corporation	1,831,001

	Total	19,165,542

Information Technology (5.3%)
15,400	Accenture plc	928,620
7,900	Akamai Technologies, Inc.[a]	277,922
5,000	Alliance Data Systems Corporation[a]	650,000
9,077	Apple, Inc.[a]	5,543,868
35,700	Aruba Networks, Inc.[a]	506,226
105,800	Atmel Corporation[a]	619,988
26,400	Cavium, Inc.[a]	713,328
8,500	Citrix Systems, Inc.[a]	617,780
17,826	Cognizant Technology Solutions Corporation[a]	1,011,982
19,100	CoreLogic, Inc.[a]	439,300
29,424	eBay, Inc.[a]	1,303,483
2,005	Google, Inc.[a]	1,269,105
5,100	International Business Machines Corporation	999,498
6,972	Itron, Inc.[a]	271,699
13,011	Juniper Networks, Inc.[a]	228,083
2,300	MasterCard, Inc.	1,004,111
88,194	Microsoft Corporation	2,599,077
33,600	NetApp, Inc.[a]	1,097,712
25,648	NVIDIA Corporation[a]	347,274
23,500	OpenTable, Inc.[a]	854,460
66,860	Oracle Corporation	2,019,172
19	Palo Alto Networks, Inc.[a]	1,086
18,875	Plantronics, Inc.	619,477
19,000	QUALCOMM, Inc.	1,133,920
8,800	Teradata Corporation[a]	595,056
80,280	Teradyne, Inc.[a]	1,180,919
47,000	Texas Instruments, Inc.	1,280,280

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

Aggressive Allocation Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Shares	Common Stock (26.4%)	Value

Information Technology (5.3%) - continued
24,029	TIBCO Software, Inc.[a]	$674,975
20,800	VeriFone Systems, Inc.[a]	754,832
17,942	Xilinx, Inc.	581,321

	Total	30,124,554

Materials (0.7%)
46,900	AK Steel Holding Corporation	249,508
5,447	Albemarle Corporation	317,124
10,100	Buckeye Technologies, Inc.	304,212
7,400	Eagle Materials, Inc.	257,150
26,146	Freeport-McMoRan Copper & Gold, Inc.	880,336
9,300	H.B. Fuller Company	271,746
2,030	LyondellBasell Industries NV	90,396
9,000	Materials Select Sector SPDR Fund	313,560
2,167	Sigma-Aldrich Corporation	149,956
6,294	Silgan Holdings, Inc.	259,376
22,044	Steel Dynamics, Inc.	284,147
19,300	SunCoke Energy, Inc.[a]	308,800

	Total	3,686,311

Telecommunications Services (0.1%)
6,114	Verizon Communications, Inc.	275,986
47,400	Windstream Corporation	472,104

	Total	748,090

Utilities (0.7%)
14,600	CMS Energy Corporation	360,036
12,070	NiSource, Inc.	308,871
20,013	NV Energy, Inc.	366,038
39,200	PNM Resources, Inc.	815,360
8,100	Public Service Enterprise Group, Inc.	269,244
19,300	Southern Company	929,295
17,640	Southwest Gas Corporation	787,803
7,100	Utilities Select Sector SPDR Fund	269,232

	Total	4,105,879

	Total Common Stock (cost $139,105,172)	149,430,289

Principal Amount	Long-Term Fixed Income (2.9%)	Value

Asset-Backed Securities (0.1%)
	Renaissance Home Equity Loan Trust
650,000	6.011%, 5/25/2036	364,801

	Total	364,801

Collateralized Mortgage Obligations (<0.1%)
	MASTR Alternative Loans Trust
75,528	0.696%, 12/25/2035[b]	38,916
	Residential Asset Securitization Trust
89,930	0.626%, 8/25/2037[b]	25,693
	Sequoia Mortgage Trust
151,902	5.271%, 9/20/2046	52,990
	WaMu Mortgage Pass Through Certificates
89,286	2.512%, 9/25/2036	62,127

Principal Amount	Long-Term Fixed Income (2.9%)	Value

Collateralized Mortgage Obligations (<0.1%) - continued
$138,215	2.555%, 10/25/2036	$100,015

	Total	279,741

Commercial Mortgage-Backed Securities (0.1%)
	Credit Suisse Mortgage Capital Certificates
250,000	5.509%, 9/15/2039	250,632

	Total	250,632

Mortgage-Backed Securities (1.1%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
620,000	3.000%, 8/1/2027[c]	651,291
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
1,110,000	3.000%, 8/1/2027[c]	1,170,183
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
370,000	3.500%, 8/1/2042[c]	392,547
2,565,000	4.000%, 8/1/2042[c]	2,748,959
1,165,000	5.500%, 8/1/2042[c]	1,278,041

	Total	6,241,021

U.S. Government and Agencies (1.6%)
	U.S. Treasury Bonds
550,000	4.375%, 5/15/2040	758,055
6,380,000	3.000%, 5/15/2042	6,938,250
	U.S. Treasury Notes
100,000	2.500%, 4/30/2015	106,117
250,000	0.750%, 6/30/2017	251,933
1,160,000	2.000%, 2/15/2022	1,217,094

	Total	9,271,449

	Total Long-Term Fixed Income (cost $16,119,966)	16,407,644

Principal Amount	Short-Term Investments (3.5%)[d]	Value

	Federal Home Loan Bank Discount Notes
10,000,000	0.100%, 8/31/2012[e]	9,999,167
3,500,000	0.130%, 10/26/2012[e]	3,498,913
	Federal Home Loan Mortgage Corporation Discount Notes
3,000,000	0.105%, 8/27/2012[e]	2,999,772
100,000	0.160%, 12/17/2012[e,f]	99,939
	U.S. Treasury Bills
3,000,000	0.125%, 1/17/2013[e,f]	2,998,240

	Total Short-Term Investments (at amortized cost)	19,596,031

	Total Investments (cost $545,513,372) 100.3%	$568,006,662

	Other Assets and Liabilities, Net (0.3%)	(1,710,631)

	Total Net Assets 100.0%	$566,296,031

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

Aggressive Allocation Fund

Schedule of Investments as of July 31, 2012

(unaudited)

a	Non-income producing security.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2012.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
f	At July 31, 2012, $3,098,178 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$48,976,454
Gross unrealized depreciation	(26,483,164)

Net unrealized appreciation (depreciation)	$22,493,290

Cost for federal income tax purposes	$545,513,372

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2012, in valuing Aggressive Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	343,466,001	343,466,001	–	–
Fixed Income Mutual Funds	39,106,697	39,106,697	–	–
Common Stock
Consumer Discretionary	19,041,301	19,041,301	–	–
Consumer Staples	12,610,292	12,610,292	–	–
Energy	15,706,458	14,919,197	787,261	–
Financials	23,399,998	23,399,998	–	–
Health Care	20,841,864	20,841,864	–	–
Industrials	19,165,542	19,165,542	–	–
Information Technology	30,124,554	30,124,554	–	–
Materials	3,686,311	3,686,311	–	–
Telecommunications Services	748,090	748,090	–	–
Utilities	4,105,879	4,105,879	–	–
Long-Term Fixed Income
Asset-Backed Securities	364,801	–	364,801	–
Collateralized Mortgage Obligations	279,741	–	279,741	–
Commercial Mortgage-Backed Securities	250,632	–	250,632	–
Mortgage-Backed Securities	6,241,021	–	6,241,021	–
U.S. Government and Agencies	9,271,449	–	9,271,449	–
Short-Term Investments	19,596,031	–	19,596,031	–

Total	$568,006,662	$531,215,726	$36,790,936	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

Aggressive Allocation Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	5,466,083	5,466,083	–	–

Total Asset Derivatives	$5,466,083	$5,466,083	$–	$–

Liability Derivatives
Futures Contracts	2,924,119	2,924,119	–	–

Total Liability Derivatives	$2,924,119	$2,924,119	$–	$–

There were no significant transfers between the Levels during the period ended July 31, 2012. Transfers between the levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(10)	September 2012	($2,202,157)	($2,206,094)	($3,937)
20-Yr. U.S. Treasury Bond Futures	15	September 2012	2,202,936	2,265,468	62,532
Mini MSCI EAFE Index Futures	67	September 2012	4,503,272	4,772,411	269,139
Russell 2000 Index Mini-Futures	(580)	September 2012	(43,893,066)	(45,506,800)	(1,613,734)
S&P 400 Index Mini-Futures	(601)	September 2012	(55,103,412)	(56,409,860)	(1,306,448)
S&P 500 Index Futures	318	September 2012	104,146,288	109,280,700	5,134,412
Total Futures Contracts					$2,541,964

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Aggressive Allocation Fund, is as follows:

Fund	Value October 31, 2011	Gross Purchases	Gross Sales	Shares Held at July 31, 2012	Value July 31, 2012	Income Earned November 1, 2011 - July 31, 2012
Natural Resources	$10,180,455	$5,014,701	$–	1,505,642	$13,415,274	$14,701
Partner Small Cap Growth	44,357,797	–	2,000,000	3,537,097	44,249,077	–
Partner Small Cap Value	11,425,311	196,031	1,000,000	701,978	11,154,436	75,784
Small Cap Stock	15,026,295	–	–	1,004,432	15,578,733	–
Mid Cap Growth	32,808,108	245,390	–	1,669,389	33,471,243	–
Partner Mid Cap Value	18,418,798	148,414	–	1,600,892	19,674,963	148,414
Mid Cap Stock	28,204,069	–	–	1,827,872	29,245,957	–
Partner Worldwide Allocation	83,215,986	872,371	–	10,089,922	83,544,554	872,371
Large Cap Growth	35,093,059	2,326	–	6,646,866	38,153,012	2,326
Large Cap Value	29,117,144	559,768	–	2,275,936	31,772,063	559,768
Large Cap Stock	27,521,460	213,407	10,000,000	824,079	18,854,935	213,407
Equity Income Plus	4,031,097	63,661	–	463,446	4,351,754	63,661
High Yield	5,190,125	7,861,848	513,410	2,626,616	12,975,485	379,158
Income	–	11,290,287	360,000	1,256,361	11,583,652	290,301
Government Bond	11,849,412	364,127	2,026,821	953,657	10,299,490	119,235
Limited Maturity Bond	–	4,224,424	–	338,222	4,248,070	24,404
Thrivent Financial Securities Lending Trust	–	701,712	701,712	–	–	72
Total Value and Income Earned	356,439,116				382,572,698	2,763,602

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Bank Loans (1.0%)[a]	Value

Basic Materials (0.1%)
	Arch Coal, Inc., Term Loan
$365,000	5.750%, 5/1/2018	$357,853
	Ineos US Finance, LLC, Term Loan
476,391	6.500%, 5/4/2018	466,468

	Total	824,321

Capital Goods (<0.1%)
	Reynolds Group, Term Loan
364,270	5.250%, 8/9/2018[b,c]	368,915

	Total	368,915

Communications Services (0.3%)
	Atlantic Broadband Finance, LLC, Term Loan
440,000	5.250%, 3/20/2019	440,440
	Charter Communications Operating, LLC, Term Loan
349,125	4.000%, 3/28/2019	348,441
	Clear Channel Communications, Term Loan
440,000	3.896%, 1/29/2016	332,842
	Cumulus Media Holdings, Inc., Term Loan
508,842	5.750%, 9/16/2018	510,206
	Lawson Software, Inc., Term Loan
443,887	5.056%, 3/16/2018[b,c]	447,434
	Liberty Cablevision of Puerto Rico, Ltd., Term Loan
365,000	0.000%, 6/30/2017[b,c]	363,175
	Toys R Us, Inc., Term Loan
350,000	5.250%, 5/25/2018	325,500
	Univision Communications, Inc., Term Loan
290,000	2.246%, 9/29/2014	283,959
	WideOpenWest Finance, LLC, Term Loan
545,000	3.154%, 7/12/2018[b,c]	539,141
	Zayo Group, LLC, Term Loan
550,000	6.364%, 6/14/2019[b,c]	555,847

	Total	4,146,985

Consumer Cyclical (0.1%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
473,330	5.500%, 2/28/2017	472,029
	Ceridian Corporation, Term Loan
145,000	3.000%, 11/9/2014[b,c]	142,607
	Chrysler Group, LLC, Term Loan
438,892	6.000%, 5/24/2017	445,475

	Total	1,060,111

Consumer Non-Cyclical (0.2%)
	Bausch & Lomb, Inc., Term Loan
365,000	5.250%, 4/17/2019	364,602
	CHS/Community Health Systems, Inc., Term Loan
365,000	3.967%, 1/25/2017	362,511
	DJO Finance, LLC, Term Loan
365,000	5.000%, 9/15/2017[b,c]	364,818
	Grifols, Inc., Term Loan
365,000	4.500%, 6/4/2017	364,285

Principal Amount	Bank Loans (1.0%)[a]	Value

Consumer Non-Cyclical (0.2%) - continued
	Hologic, Inc., Term Loan
$440,000	0.000%, 7/19/2019[b,c]	$442,750
	Roundy’s Supermarkets, Inc., Term Loan
473,813	5.750%, 2/13/2019	469,074
	Visant Corporation, Term Loan
495,000	5.250%, 12/22/2016	479,224

	Total	2,847,264

Energy (0.1%)
	Chesapeake Energy Corporation, Term Loan
495,000	8.500%, 12/2/2017	493,559
	GenOn Energy, Inc., Term Loan
294,251	6.000%, 9/20/2017	296,276

	Total	789,835

Financials (<0.1%)
	Nuveen Investments, Inc., Term Loan
365,000	5.956%, 5/13/2017	363,252

	Total	363,252

Technology (0.1%)
	First Data Corporation Extended, Term Loan
440,000	4.247%, 3/26/2018	409,200
	Freescale Semiconductor, Inc., Term Loan
483,787	6.000%, 2/28/2019	469,675
	Intelsat Jackson Holdings SA, Term Loan
438,889	5.250%, 4/2/2018	438,999

	Total	1,317,874

Transportation (<0.1%)
	Delta Air Lines, Inc., Term Loan
438,892	5.500%, 4/20/2017	439,304

	Total	439,304

Utilities (0.1%)
	NGPL PipeCo, LLC, Term Loan
550,000	6.750%, 5/15/2017	542,322

	Total	542,322

	Total Bank Loans (cost $12,737,336)	12,700,183

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Shares	Mutual Funds (67.0%)	Value

Equity Mutual Funds (52.2%)
3,041,479	Thrivent Natural Resources Fund	$27,099,576
3,151,900	Thrivent Partner Small Cap Growth Fund[d]	39,430,267
1,671,574	Thrivent Partner Small Cap Value Fund	26,561,317
1,344,712	Thrivent Small Cap Stock Fund[d]	20,856,476
1,772,686	Thrivent Mid Cap Growth Fund	35,542,364
3,639,699	Thrivent Partner Mid Cap Value Fund	44,731,906
4,016,385	Thrivent Mid Cap Stock Fund[d]	64,262,153
19,423,219	Thrivent Partner Worldwide Allocation Fund	160,824,255
14,262,471	Thrivent Large Cap Growth Fund	81,866,584
7,437,992	Thrivent Large Cap Value Fund	103,834,372
3,297,726	Thrivent Large Cap Stock Fund	75,451,969
1,174,563	Thrivent Equity Income Plus Fund	11,029,143

	Total	691,490,382

Fixed Income Mutual Funds (14.8%)
10,780,563	Thrivent High Yield Fund	53,255,979
9,499,809	Thrivent Income Fund	87,588,235
2,310,464	Thrivent Government Bond Fund	24,953,006
2,460,034	Thrivent Limited Maturity Bond Fund	30,898,027

	Total	196,695,247

	Total Mutual Funds (cost $877,394,443)	888,185,629

Shares	Common Stock (18.7%)	Value

Consumer Discretionary (2.3%)
7,200	Amazon.com, Inc.[d]	1,679,760
1,750	AutoZone, Inc.[d]	656,653
25,200	Big Lots, Inc.[d]	1,020,852
24,100	BJ’s Restaurants, Inc.[d]	953,878
8,890	CBS Corporation	297,459
10,900	Charter Communications, Inc.[d]	838,428
20,100	Children’s Place Retail Stores, Inc.[d]	1,021,080
77,000	Comcast Corporation	2,506,350
22,722	Delphi Automotive plc[d]	645,078
15,200	DISH Network Corporation	467,552
13,936	Dollar Tree, Inc.[d]	701,538
39,188	Foot Locker, Inc.	1,293,988
4,320	Harley-Davidson, Inc.	186,754
18,100	Home Depot, Inc.	944,458
103,613	Las Vegas Sands Corporation	3,773,585
19,710	Life Time Fitness, Inc.[d]	895,031
38,890	Lowe’s Companies, Inc.	986,639
36,300	Meredith Corporation	1,199,352
45,990	News Corporation	1,066,508
10,600	NIKE, Inc.	989,510
13,600	Omnicom Group, Inc.	682,448
3,865	Panera Bread Company[d]	608,699
31,700	Penn National Gaming, Inc.[d]	1,233,764
5,500	PetSmart, Inc.	363,605
76,479	Pier 1 Imports, Inc.	1,261,139
1,900	Priceline.com, Inc.[d]	1,257,306
33,700	Sally Beauty Holdings, Inc.[d]	890,354
8,980	Time Warner Cable, Inc.	762,671
17,400	Toll Brothers, Inc.[d]	507,558

Shares	Common Stock (18.7%)	Value

Consumer Discretionary (2.3%) - continued
27,258	WMS Industries, Inc.[d]	$500,729

	Total	30,192,726

Consumer Staples (1.6%)
46,700	Altria Group, Inc.	1,679,799
29,662	Anheuser-Busch InBev NV ADR	2,349,824
22,580	Archer-Daniels-Midland Company	589,112
15,556	British American Tobacco plc ADR	1,649,092
23,100	Colgate-Palmolive Company	2,480,016
11,550	CVS Caremark Corporation	522,637
7,920	Diageo plc ADR	846,648
30,152	Ingredion, Inc.	1,565,492
5,700	Kimberly-Clark Corporation	495,387
25,867	Kraft Foods, Inc.	1,027,179
45,247	Philip Morris International, Inc.	4,137,386
10,648	TreeHouse Foods, Inc.[d]	596,181
12,920	Unilever NV ADR	447,678
79,100	Walgreen Company	2,876,076

	Total	21,262,507

Energy (2.0%)
58,314	Alpha Natural Resources, Inc.[d]	408,781
38,390	Apache Corporation	3,306,147
25,958	BP plc ADR	1,035,724
7,420	Chevron Corporation	813,084
67,939	ConocoPhillips	3,698,599
37,600	Consol Energy, Inc.	1,089,648
9,300	Ensco plc	505,269
17,008	EOG Resources, Inc.	1,666,954
13,210	EQT Corporation	745,044
26,500	Exxon Mobil Corporation	2,301,525
27,700	Helix Energy Solutions Group, Inc.[d]	495,276
7,291	National Oilwell Varco, Inc.	527,139
12,000	Newfield Exploration Company[d]	366,360
38,640	Occidental Petroleum Corporation	3,362,839
76,724	Petroleum Geo-Services ASA	1,122,720
22,010	Schlumberger, Ltd.	1,568,433
15,100	Southwestern Energy Company[d]	502,075
48,995	Swift Energy Company[d]	915,716
10,900	Valero Energy Corporation	299,750
164,400	Weatherford International, Ltd.[d]	1,981,020

	Total	26,712,103

Financials (3.1%)
9,340	ACE, Ltd.	686,490
9,665	Affiliated Managers Group, Inc.[d]	1,078,517
2,900	Allied World Assurance Company Holdings AG	218,747
10,500	American Campus Communities, Inc.	500,430
22,300	Ameriprise Financial, Inc.	1,153,356
19,100	Apartment Investment & Management Company	523,913
8,200	Aspen Insurance Holdings, Ltd.	235,668
6,350	Capital One Financial Corporation	358,712
29,800	CBL & Associates Properties, Inc.	587,954
34,980	Charles Schwab Corporation	441,797
164,680	Citigroup, Inc.	4,467,768

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Shares	Common Stock (18.7%)	Value

Financials (3.1%) - continued
22,000	CME Group, Inc.	$1,146,420
22,600	Douglas Emmett, Inc.	531,326
34,029	Duke Realty Corporation	492,059
12,500	Endurance Specialty Holdings, Ltd.	433,375
6,600	Equity Lifestyle Properties, Inc.	474,672
8,000	Goldman Sachs Group, Inc.	807,200
38,082	HCC Insurance Holdings, Inc.	1,166,832
7,900	Home Properties, Inc.	518,319
42,635	Host Hotels & Resorts, Inc.	625,882
84,300	Huntington Bancshares, Inc.	523,925
17,300	iShares Russell 2000 Index Fund	1,355,455
129,318	J.P. Morgan Chase & Company	4,655,448
42,140	KKR & Company, LP	589,539
15,436	Lazard, Ltd.	414,457
5,500	M&T Bank Corporation	472,120
72,163	Marsh & McLennan Companies, Inc.	2,396,533
35,850	MetLife, Inc.	1,103,104
22,800	NASDAQ OMX Group, Inc.	517,560
12,500	Northern Trust Corporation	567,500
41,900	Och-Ziff Capital Management Group, LLC	303,775
59,146	Ocwen Financial Corporation[d]	1,168,725
61,857	Popular, Inc.[d]	932,185
2,800	ProAssurance Corporation	250,796
54,200	Progressive Corporation	1,069,908
22,740	State Street Corporation	918,241
36,500	SunTrust Banks, Inc.	863,225
7,560	SVB Financial Group[d]	437,044
14,900	Tanger Factory Outlet Centers, Inc.	479,780
3,422	Taubman Centers, Inc.	265,273
10,700	Tower Group, Inc.	199,448
28,773	W.R. Berkley Corporation	1,053,955
66,190	Wells Fargo & Company	2,237,884
85,298	Zions Bancorporation	1,552,424

	Total	40,777,741

Health Care (2.7%)
28,800	Abbott Laboratories	1,909,728
4,800	Alexion Pharmaceuticals, Inc.[d]	503,280
37,800	Align Technology, Inc.[d]	1,283,688
36,170	Baxter International, Inc.	2,116,307
13,200	Biogen Idec, Inc.[d]	1,924,956
123,500	Bristol-Myers Squibb Company	4,396,600
5,151	C.R. Bard, Inc.	500,986
30,100	Covidien plc	1,681,988
62,900	Eli Lilly and Company	2,769,487
43,000	Endo Pharmaceutical Holdings, Inc.[d]	1,278,390
51,963	Health Net, Inc.[d]	1,144,225
22,100	Johnson & Johnson	1,529,762
15,500	Medicines Company[d]	388,120
30,700	Merck & Company, Inc.	1,356,019
144,096	Pfizer, Inc.	3,464,068
22,090	Sanofi ADR	897,738
15,500	Shire Pharmaceuticals Group plc ADR	1,335,790
18,700	Thoratec Corporation[d]	641,597
19,302	United Therapeutics Corporation[d]	1,057,363
89,231	UnitedHealth Group, Inc.	4,558,812
5,400	Waters Corporation[d]	418,392

Shares	Common Stock (18.7%)	Value

Health Care (2.7%) - continued
9,342	Zimmer Holdings, Inc.	$550,524

	Total	35,707,820

Industrials (2.4%)
19,700	3M Company	1,797,231
33,500	Actuant Corporation	953,410
16,600	Boeing Company	1,226,906
18,465	CSX Corporation	423,587
13,800	Cummins, Inc.	1,323,420
43,970	Deluxe Corporation	1,245,230
27,400	Dover Corporation	1,492,478
36,623	EMCOR Group, Inc.	964,284
4,720	FedEx Corporation	426,216
28,200	GATX Corporation	1,186,374
22,561	General Electric Company	468,141
11,036	Honeywell International, Inc.	640,640
20,790	Jacobs Engineering Group, Inc.[d]	801,870
19,300	L-3 Communications Holdings, Inc.	1,368,177
21,700	Landstar System, Inc.	1,072,197
43,500	Lockheed Martin Corporation	3,883,245
126,203	Manitowoc Company, Inc.	1,514,436
8,200	Manpower, Inc.	291,756
38,600	McDermott International, Inc.[d]	451,620
6,150	Norfolk Southern Corporation	455,408
24,324	Oshkosh Corporation[d]	547,776
35,004	Parker Hannifin Corporation	2,811,521
44,800	Southwest Airlines Company	411,712
12,736	SPX Corporation	773,330
34,600	Tyco International, Ltd.	1,900,924
48,500	United Technologies Corporation	3,610,340

	Total	32,042,229

Information Technology (3.5%)
25,400	Accenture plc	1,531,620
15,000	Akamai Technologies, Inc.[d]	527,700
9,200	Alliance Data Systems Corporation[d]	1,196,000
12,452	Apple, Inc.[d]	7,605,183
50,900	Aruba Networks, Inc.[d]	721,762
151,000	Atmel Corporation[d]	884,860
37,600	Cavium, Inc.[d]	1,015,952
11,200	Citrix Systems, Inc.[d]	814,016
23,641	Cognizant Technology Solutions Corporation[d]	1,342,100
36,400	CoreLogic, Inc.[d]	837,200
41,749	eBay, Inc.[d]	1,849,481
2,577	Google, Inc.[d]	1,631,164
8,400	International Business Machines Corporation	1,646,232
13,170	Itron, Inc.[d]	513,235
24,621	Juniper Networks, Inc.[d]	431,606
3,800	MasterCard, Inc.	1,658,966
156,433	Microsoft Corporation	4,610,080
54,430	NetApp, Inc.[d]	1,778,228
48,907	NVIDIA Corporation[d]	662,201
36,200	OpenTable, Inc.[d]	1,316,232
118,240	Oracle Corporation	3,570,848
36	Palo Alto Networks, Inc.[d]	2,057
26,910	Plantronics, Inc.	883,186
24,900	QUALCOMM, Inc.	1,486,032
11,600	Teradata Corporation[d]	784,392
128,880	Teradyne, Inc.[d]	1,895,825
81,020	Texas Instruments, Inc.	2,206,985

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Shares	Common Stock (18.7%)	Value

Information Technology (3.5%) - continued
34,322	TIBCO Software, Inc.[d]	$964,105
29,700	VeriFone Systems, Inc.[d]	1,077,813
39,415	Xilinx, Inc.	1,277,046

	Total	46,722,107

Materials (0.4%)
66,900	AK Steel Holding Corporation	355,908
10,293	Albemarle Corporation	599,258
14,500	Buckeye Technologies, Inc.	436,740
10,600	Eagle Materials, Inc.	368,350
34,338	Freeport-McMoRan Copper & Gold, Inc.	1,156,160
13,300	H.B. Fuller Company	388,626
5,900	LyondellBasell Industries NV	262,727
12,900	Materials Select Sector SPDR Fund	449,436
6,388	Sigma-Aldrich Corporation	442,050
11,850	Silgan Holdings, Inc.	488,339
41,088	Steel Dynamics, Inc.	529,624
27,600	SunCoke Energy, Inc.[d]	441,600

	Total	5,918,818

Telecommunications Services (0.1%)
17,783	Verizon Communications, Inc.	802,725
78,100	Windstream Corporation	777,876

	Total	1,580,601

Utilities (0.6%)
27,300	CMS Energy Corporation	673,218
35,100	NiSource, Inc.	898,209
37,227	NV Energy, Inc.	680,882
55,900	PNM Resources, Inc.	1,162,720
15,500	Public Service Enterprise Group, Inc.	515,220
31,900	Southern Company	1,535,985
25,082	Southwest Gas Corporation	1,120,162
20,640	Utilities Select Sector SPDR Fund	782,669

	Total	7,369,065

	Total Common Stock (cost $230,712,078)	248,285,717

Principal Amount	Long-Term Fixed Income (9.4%)	Value

Asset-Backed Securities (0.3%)
	Morgan Stanley Capital, Inc.
690,761	0.395%, 2/25/2037[e]	341,207
	Renaissance Home Equity Loan Trust
3,395,104	5.746%, 5/25/2036	2,145,909
1,780,000	6.011%, 5/25/2036	998,993

	Total	3,486,109

Basic Materials (0.2%)
	ArcelorMittal
20,000	5.375%, 6/1/2013	20,559
	Arch Coal, Inc.
325,000	7.000%, 6/15/2019[f]	283,563
	BHP Billiton Finance, Ltd.
82,000	1.000%, 2/24/2015	82,643
	Dow Chemical Company
81,000	5.900%, 2/15/2015	90,600
45,000	4.250%, 11/15/2020	50,180

Principal Amount	Long-Term Fixed Income (9.4%)	Value

Basic Materials (0.2%) - continued
	FMG Resources Property, Ltd.
$325,000	8.250%, 11/1/2019[g]	$342,063
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
340,000	8.875%, 2/1/2018	344,250
	International Paper Company
53,000	5.300%, 4/1/2015	58,219
	LyondellBasell Industries NV
365,000	5.000%, 4/15/2019	396,025
	Novelis, Inc.
325,000	8.375%, 12/15/2017	355,875
	Rio Tinto Finance USA, Ltd.
115,000	1.125%, 3/20/2015	115,862

	Total	2,139,839

Capital Goods (0.2%)
	Bombardier, Inc.
340,000	5.750%, 3/15/2022[g]	341,700
	Case New Holland, Inc.
325,000	7.875%, 12/1/2017	381,063
	Caterpillar Financial Services Corporation
45,000	1.050%, 3/26/2015	45,495
35,000	1.100%, 5/29/2015	35,479
	John Deere Capital Corporation
45,000	0.875%, 4/17/2015	45,259
	Raytheon Company
81,000	1.625%, 10/15/2015	83,003
	RBS Global, Inc./Rexnord, LLC
340,000	8.500%, 5/1/2018	374,850
	Reynolds Group Issuer, Inc.
325,000	6.875%, 2/15/2021	346,125
	Sealed Air Corporation
345,000	8.375%, 9/15/2021[g]	393,300
	Textron, Inc.
106,000	5.600%, 12/1/2017	117,560
	United Technologies Corporation
18,000	0.967%, 6/1/2015[e]	18,207
18,000	1.800%, 6/1/2017	18,697
9,000	4.500%, 6/1/2042	10,437
	UR Financing Escrow Corporation
340,000	7.375%, 5/15/2020[g]	359,550

	Total	2,570,725

Collateralized Mortgage Obligations (0.4%)
	Citigroup Mortgage Loan Trust, Inc.
366,294	5.500%, 11/25/2035	305,053
	CitiMortgage Alternative Loan Trust
1,215,846	5.750%, 4/25/2037	877,947
	Countrywide Alternative Loan Trust
210,502	6.500%, 8/25/2036	127,938
254,264	6.000%, 1/25/2037	189,324
1,082,979	5.500%, 5/25/2037	769,733
870,021	7.000%, 10/25/2037	541,924
	Countrywide Home Loans, Inc.
529,289	5.750%, 4/25/2037	446,780

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (9.4%)	Value

Collateralized Mortgage Obligations (0.4%) - continued
	Deutsche Alt-A Securities, Inc.
$210,595	5.500%, 10/25/2021	$208,547
395,932	6.000%, 10/25/2021	345,264
	J.P. Morgan Mortgage Trust
110,252	4.935%, 10/25/2036	79,973
1,073,489	6.250%, 8/25/2037	701,931
	MASTR Alternative Loans Trust
292,076	6.500%, 7/25/2034	309,230
553,875	0.696%, 12/25/2035[e]	285,382
	Merrill Lynch Alternative Note Asset Trust
282,023	6.000%, 3/25/2037	212,100
	Residential Asset Securitization Trust
719,435	0.626%, 8/25/2037[e]	205,547
	Sequoia Mortgage Trust
401,456	5.271%, 9/20/2046	140,045
	WaMu Mortgage Pass Through Certificates
174,514	2.512%, 9/25/2036	121,430
377,788	2.555%, 10/25/2036	273,374

	Total	6,141,522

Commercial Mortgage-Backed Securities (1.0%)
	Banc of America Commercial Mortgage, Inc.
1,400,000	5.647%, 4/10/2049	1,616,693
2,550,000	5.624%, 6/10/2049	2,901,714
	Bear Stearns Commercial Mortgage Securities, Inc.
1,500,000	5.331%, 2/11/2044	1,627,743
	Credit Suisse First Boston Mortgage Securities
1,300,000	5.542%, 1/15/2049	1,425,963
	Credit Suisse Mortgage Capital Certificates
1,625,000	5.509%, 9/15/2039	1,629,106
	Greenwich Capital Commercial Funding Corporation
900,000	5.867%, 12/10/2049	902,343
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
750,000	5.742%, 2/12/2049	767,225
	Morgan Stanley Capital, Inc.
450,000	5.406%, 3/15/2044	449,643
	Wachovia Bank Commercial Mortgage Trust
1,050,000	5.603%, 10/15/2048	1,069,690

	Total	12,390,120

Communications Services (0.4%)
	AMC Networks, Inc.
220,000	7.750%, 7/15/2021	249,150
	America Movil SAB de CV
84,000	3.125%, 7/16/2022	86,430
	AT&T, Inc.
90,000	2.400%, 8/15/2016	94,797
	British Telecommunications plc
70,000	2.000%, 6/22/2015	71,523

Principal Amount	Long-Term Fixed Income (9.4%)	Value

Communications Services (0.4%) - continued
	Cablevision Systems Corporation
$325,000	8.625%, 9/15/2017	$371,312
	CCO Holdings, LLC
325,000	7.000%, 1/15/2019	356,687
	CenturyLink, Inc.
114,000	5.800%, 3/15/2022	120,978
	Comcast Corporation
115,000	6.500%, 1/15/2015	130,360
35,000	4.650%, 7/15/2042	38,365
	Digicel, Ltd.
170,000	8.250%, 9/1/2017[g]	178,075
	DIRECTV Holdings, LLC/DIRECTV Financing Company, Inc.
81,000	2.400%, 3/15/2017	83,154
	Dish DBS Corporation
295,000	4.625%, 7/15/2017[g]	299,425
295,000	5.875%, 7/15/2022[g]	303,850
	Frontier Communications Corporation
345,000	8.125%, 10/1/2018	376,050
	Hughes Satellite Systems Corporation
325,000	6.500%, 6/15/2019	349,375
	Intelsat Jackson Holdings SA
325,000	7.250%, 4/1/2019	347,344
	Level 3 Financing, Inc.
320,000	8.625%, 7/15/2020	343,200
	NBCUniversal Media, LLC
81,000	2.875%, 4/1/2016	85,469
	News America, Inc.
20,000	5.300%, 12/15/2014	21,987
	Nippon Telegraph & Telephone Corporation
56,000	1.400%, 7/18/2017	56,411
	Sprint Nextel Corporation
170,000	9.125%, 3/1/2017[g]	189,125
155,000	9.000%, 11/15/2018[g]	180,962
	Telefonica Emisiones SAU
35,000	3.729%, 4/27/2015	32,915
	Time Warner Cable, Inc.
45,000	7.500%, 4/1/2014	49,838
45,000	3.500%, 2/1/2015	47,730
	UPCB Finance V, Ltd.
325,000	7.250%, 11/15/2021[g]	346,125
	Verizon Communications, Inc.
90,000	5.500%, 2/15/2018	109,063
	Virgin Media Finance plc
340,000	5.250%, 2/15/2022	351,900
	Vivendi SA
81,000	2.400%, 4/10/2015[g]	81,036
	Vodafone Group plc
45,000	3.375%, 11/24/2015	48,408

	Total	5,401,044

Consumer Cyclical (0.3%)
	Chrysler Group, LLC
280,000	8.000%, 6/15/2019[f]	291,200
	Daimler Finance North America, LLC
47,000	1.650%, 4/10/2015[g]	47,507

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (9.4%)	Value

Consumer Cyclical (0.3%) - continued
	Federated Retail Holdings, Inc.
$81,000	5.900%, 12/1/2016	$94,592
	Ford Motor Credit Company, LLC
70,000	2.750%, 5/15/2015	70,559
340,000	5.000%, 5/15/2018	362,391
	Host Hotels and Resorts, LP
295,000	6.000%, 11/1/2020	326,344
	Lennar Corporation
335,000	12.250%, 6/1/2017	440,106
	Limited Brands, Inc.
270,000	5.625%, 2/15/2022	282,825
	Macy’s Retail Holdings, Inc.
81,000	3.875%, 1/15/2022	87,270
	MGM Resorts International
365,000	7.625%, 1/15/2017	373,669
	Rite Aid Corporation
550,000	7.500%, 3/1/2017	564,438
	Service Corporation International
340,000	8.000%, 11/15/2021	400,350
	Time Warner, Inc.
46,000	3.150%, 7/15/2015	48,882
	Toyota Motor Credit Corporation
35,000	1.750%, 5/22/2017	36,066
	Toys R Us Property Company II, LLC
330,000	8.500%, 12/1/2017	356,400
	Viacom, Inc.
10,000	4.375%, 9/15/2014	10,712
10,000	1.250%, 2/27/2015	10,086
	Volkswagen International Finance NV
100,000	1.625%, 3/22/2015[g]	101,021

	Total	3,904,418

Consumer Non-Cyclical (0.4%)
	Amgen, Inc.
30,000	4.850%, 11/18/2014	32,603
30,000	2.125%, 5/15/2017	30,880
	Anheuser-Busch InBev Worldwide, Inc.
45,000	0.998%, 1/27/2014[e]	45,337
28,000	0.800%, 7/15/2015	28,106
56,000	1.375%, 7/15/2017	56,559
	Aristotle Holding, Inc.
54,000	2.750%, 11/21/2014[g]	55,670
	BAT International Finance plc
70,000	1.400%, 6/5/2015[g]	70,428
35,000	2.125%, 6/7/2017[g]	35,598
	Beam, Inc.
15,000	1.875%, 5/15/2017	15,261
	Biomet, Inc.
240,000	6.500%, 8/1/2020[c,g]	247,200
	Boston Scientific Corporation
70,000	5.450%, 6/15/2014	75,111
55,000	4.500%, 1/15/2015	58,872
	Bunge Limited Finance Corporation
70,000	3.200%, 6/15/2017	72,014
	Capella Healthcare, Inc.
280,000	9.250%, 7/1/2017	296,800
	Cardinal Health, Inc.
35,000	1.900%, 6/15/2017	35,544

Principal Amount	Long-Term Fixed Income (9.4%)	Value

Consumer Non-Cyclical (0.4%) - continued
	Community Health Systems, Inc.
$340,000	8.000%, 11/15/2019	$368,050
	Covidien International Finance SA
70,000	1.350%, 5/29/2015	70,738
35,000	3.200%, 6/15/2022	37,319
	Express Scripts, Inc.
45,000	3.125%, 5/15/2016	47,633
	Fresenius Medical Care US Finance II, Inc.
325,000	5.625%, 7/31/2019[g]	348,969
	Gilead Sciences, Inc.
35,000	2.400%, 12/1/2014	36,257
35,000	3.050%, 12/1/2016	37,452
	GlaxoSmithKline Capital plc
30,000	0.750%, 5/8/2015	30,131
30,000	1.500%, 5/8/2017	30,602
	Grifols, Inc.
365,000	8.250%, 2/1/2018	399,675
	HCA, Inc.
340,000	5.875%, 3/15/2022	365,925
	JBS USA, LLC
325,000	7.250%, 6/1/2021[g]	308,750
	Kellogg Company
30,000	1.125%, 5/15/2015	30,276
30,000	1.750%, 5/17/2017	30,517
	Kinetic Concepts, Inc./KCI USA, Inc.
325,000	10.500%, 11/1/2018[g]	343,687
	Kraft Foods, Inc.
70,000	1.625%, 6/4/2015[g]	71,181
44,000	2.250%, 6/5/2017[g]	45,395
	Libbey Glass, Inc.
70,000	6.875%, 5/15/2020[g]	73,850
	Lorillard Tobacco Company
99,000	3.500%, 8/4/2016	104,893
	Pfizer, Inc.
81,000	6.200%, 3/15/2019	104,362
	SABMiller Holdings, Inc.
80,000	1.850%, 1/15/2015[g]	81,879
80,000	2.450%, 1/15/2017[g]	83,340
	Safeway, Inc.
62,000	4.750%, 12/1/2021	60,446
	Spectrum Brands Holdings, Inc.
345,000	9.500%, 6/15/2018	394,162
	Teva Pharmaceutical Finance Company BV
30,000	2.400%, 11/10/2016	31,510
	Teva Pharmaceutical Finance IV, LLC
63,000	1.700%, 11/10/2014	64,241
	Tyson Foods, Inc.
70,000	4.500%, 6/15/2022	70,700
	Valeant Pharmaceuticals International
325,000	6.875%, 12/1/2018[g]	343,281

	Total	5,171,204

Energy (0.2%)
	Anadarko Petroleum Corporation
10,000	5.750%, 6/15/2014	10,739

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (9.4%)	Value

Energy (0.2%) - continued
	Apache Corporation
$81,000	1.750%, 4/15/2017	$83,529
	BP Capital Markets plc
82,000	3.625%, 5/8/2014	86,287
82,000	3.125%, 10/1/2015	87,700
30,000	1.846%, 5/5/2017	30,799
45,000	3.245%, 5/6/2022	48,452
	Concho Resources, Inc.
680,000	5.500%, 10/1/2022	688,500
	Denbury Resources, Inc.
325,000	6.375%, 8/15/2021	348,563
	Harvest Operations Corporation
300,000	6.875%, 10/1/2017[g]	321,750
	Linn Energy, LLC
325,000	7.750%, 2/1/2021	342,875
	Phillips 66
46,000	1.950%, 3/5/2015[g]	46,770
64,000	2.950%, 5/1/2017[g]	67,131
	Samson Investment Company
295,000	9.750%, 2/15/2020[g]	306,063
	Suncor Energy, Inc.
46,000	6.100%, 6/1/2018	55,966
	Transocean, Inc.
28,000	5.050%, 12/15/2016	31,000
56,000	6.000%, 3/15/2018	64,475
	Weatherford International, Ltd.
81,000	6.750%, 9/15/2040	93,471

	Total	2,714,070

Financials (0.6%)
	Ally Financial, Inc.
340,000	5.500%, 2/15/2017	354,201
	American Express Company
46,000	7.250%, 5/20/2014	51,091
	American Express Credit Corporation
35,000	2.375%, 3/24/2017	36,775
	American International Group, Inc.
81,000	3.000%, 3/20/2015	82,459
81,000	3.800%, 3/22/2017	84,185
	ANZ National International, Ltd. of London
83,000	3.125%, 8/10/2015[g]	85,923
	Bank of America Corporation
115,000	7.750%, 8/15/2015	126,960
80,000	3.875%, 3/22/2017	83,511
	Bank of New York Mellon Corporation
81,000	1.700%, 11/24/2014	82,662
	Bank of Nova Scotia
81,000	1.850%, 1/12/2015	83,054
	BBVA Bancomer SA
84,000	6.750%, 9/30/2022[g]	86,940
	Berkshire Hathaway, Inc.
60,000	1.600%, 5/15/2017	61,261
	BlackRock, Inc.
35,000	1.375%, 6/1/2015	35,571
	Capital One Capital V
56,000	10.250%, 8/15/2039	57,960
	Capital One Financial Corporation
15,000	1.605%, 7/15/2014[e]	14,905

Principal Amount	Long-Term Fixed Income (9.4%)	Value

Financials (0.6%) - continued
$81,000	2.150%, 3/23/2015	$82,272
	CIT Group, Inc.
130,530	7.000%, 5/2/2017[g]	131,182
365,000	4.250%, 8/15/2017	365,000
	Citigroup, Inc.
81,000	5.850%, 7/2/2013	84,154
81,000	5.125%, 5/5/2014	84,957
142,000	5.000%, 9/15/2014	147,929
83,000	4.750%, 5/19/2015	87,915
84,000	6.000%, 8/15/2017	95,116
	CNA Financial Corporation
115,000	7.350%, 11/15/2019	140,098
	Credit Suisse New York, NY
84,000	5.500%, 5/1/2014	89,613
	Credit Suisse USA, Inc.
81,000	5.375%, 3/2/2016	89,816
	Developers Diversified Realty Corporation
110,000	7.500%, 4/1/2017	126,584
300,000	7.875%, 9/1/2020	370,444
	Discover Bank
83,000	8.700%, 11/18/2019	104,929
	Eksportfinans ASA
30,000	3.000%, 11/17/2014	28,650
	General Electric Capital Corporation
30,000	1.152%, 4/24/2014[e]	30,033
45,000	0.728%, 9/15/2014[e]	44,588
81,000	2.150%, 1/9/2015	83,056
20,000	1.336%, 5/9/2016[e]	19,788
46,000	2.950%, 5/9/2016	48,369
30,000	2.300%, 4/27/2017	30,668
45,000	6.750%, 3/15/2032	58,377
	Goldman Sachs Group, Inc.
81,000	5.000%, 10/1/2014	85,637
81,000	3.700%, 8/1/2015	83,056
80,000	0.918%, 3/22/2016[e]	73,841
	Hartford Financial Services Group, Inc.
10,000	7.300%, 11/1/2015	11,359
81,000	4.000%, 10/15/2017	83,190
	Health Care REIT, Inc.
45,000	6.500%, 3/15/2041	52,756
	HSBC Bank plc
20,000	1.255%, 1/17/2014[e,g]	20,046
	HSBC Holdings plc
63,000	4.000%, 3/30/2022	67,427
	Icahn Enterprises, LP
55,000	8.000%, 1/15/2018[g]	58,438
340,000	8.000%, 1/15/2018	361,250
	ING Bank NV
90,000	3.750%, 3/7/2017[g]	92,926
	International Lease Finance Corporation
340,000	5.875%, 4/1/2019	353,524
	J.P. Morgan Chase & Company
80,000	4.650%, 6/1/2014	85,020
110,000	1.875%, 3/20/2015	111,316
	J.P. Morgan Chase Bank NA
71,000	0.798%, 6/13/2016[e]	66,219
	Lloyds TSB Bank plc
212,000	4.200%, 3/28/2017	221,118

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (9.4%)	Value

Financials (0.6%) - continued
	MetLife Institutional Funding II
$45,000	1.361%, 4/4/2014[e,g]	$45,259
	Morgan Stanley
123,000	6.000%, 5/13/2014	129,425
115,000	4.750%, 3/22/2017	116,680
	Murray Street Investment Trust I
96,000	4.647%, 3/9/2017	98,679
	Nordea Bank AB
70,000	2.250%, 3/20/2015[g]	70,932
	Omega Healthcare Investors, Inc.
295,000	5.875%, 3/15/2024[g]	315,650
	PNC Funding Corporation
80,000	3.300%, 3/8/2022	84,347
	Prudential Financial, Inc.
81,000	6.200%, 11/15/2040	92,658
	Regions Bank
95,000	7.500%, 5/15/2018	109,250
	Royal Bank of Scotland plc
81,000	4.875%, 8/25/2014[g]	84,409
	Santander US Debt SAU
100,000	3.724%, 1/20/2015[g]	94,420
	SLM Corporation
142,000	6.250%, 1/25/2016	150,520
	Svenska Handelsbanken AB
81,000	3.125%, 7/12/2016	84,289
	U.S. Bancorp
81,000	3.150%, 3/4/2015	85,953
30,000	1.650%, 5/15/2017	30,619
	Ventas Realty, LP
10,000	4.000%, 4/30/2019	10,655
	Wachovia Corporation
195,000	5.625%, 10/15/2016	222,261
	WEA Finance, LLC
21,000	7.500%, 6/2/2014[g]	22,910
23,000	5.125%, 11/15/2014[g]	24,400
81,000	5.700%, 10/1/2016[g]	90,173
	Wells Fargo & Company
53,000	2.100%, 5/8/2017	54,267

	Total	7,515,875

Mortgage-Backed Securities (3.1%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
10,980,000	3.000%, 8/1/2027[c]	11,534,147
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
450,000	3.000%, 8/1/2027[c]	474,398
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
3,800,000	3.500%, 8/1/2042[c]	4,031,563
15,377,500	4.000%, 8/1/2042[c]	16,480,356
7,672,500	5.500%, 8/1/2042[c]	8,416,972

	Total	40,937,436

Technology (0.1%)
	Amkor Technology, Inc.
345,000	6.625%, 6/1/2021	342,412
	Equinix, Inc.
345,000	8.125%, 3/1/2018	382,088

Principal Amount	Long-Term Fixed Income (9.4%)	Value

Technology (0.1%) - continued
	First Data Corporation
$340,000	7.375%, 6/15/2019[g]	$354,875
	Freescale Semiconductor, Inc.
190,000	9.250%, 4/15/2018[g]	203,300
	Hewlett-Packard Company
45,000	2.018%, 9/19/2014[e]	45,572
118,000	2.600%, 9/15/2017	117,734
	International Business Machines Corporation
60,000	0.750%, 5/11/2015	60,363
	Samsung Electronics America, Inc.
90,000	1.750%, 4/10/2017[g]	90,801
	Xerox Corporation
55,000	7.200%, 4/1/2016	64,309

	Total	1,661,454

Transportation (0.1%)
	Avis Budget Car Rental, LLC
280,000	8.250%, 1/15/2019	300,650
	Continental Airlines, Inc.
565,000	6.750%, 9/15/2015[g]	587,600
30,000	4.150%, 4/11/2024	30,039
	CSX Corporation
45,000	6.250%, 4/1/2015	51,406
	Delta Air Lines, Inc.
83,000	6.750%, 5/23/2017	84,660
14,000	4.750%, 5/7/2020	14,210
	Hertz Corporation
295,000	6.750%, 4/15/2019	309,750
	Kansas City Southern de Mexico SA de CV
60,000	8.000%, 2/1/2018	67,050
	Navios Maritime Acquisition Corporation
345,000	8.625%, 11/1/2017	323,437
	Navios Maritime Holdings, Inc.
295,000	8.875%, 11/1/2017[g]	295,000

	Total	2,063,802

U.S. Government and Agencies (1.9%)
	Eksportfinans ASA
30,000	5.500%, 5/25/2016	29,325
	U.S. Treasury Bonds
1,175,000	4.375%, 5/15/2040	1,619,480
7,480,000	3.000%, 5/15/2042	8,134,500
	U.S. Treasury Notes
4,725,000	2.500%, 4/30/2015	5,014,038
700,000	0.250%, 5/15/2015	699,508
750,000	1.000%, 10/31/2016	766,113
6,000,000	0.750%, 6/30/2017	6,046,404
250,000	1.250%, 4/30/2019	255,156
2,610,000	2.000%, 2/15/2022	2,738,462

	Total	25,302,986

Utilities (0.2%)
	AES Corporation
330,000	7.375%, 7/1/2021[g]	377,438
	CenterPoint Energy, Inc.
60,000	6.850%, 6/1/2015	67,889
	Consolidated Edison Company of New York, Inc.
81,000	4.200%, 3/15/2042	91,886

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (9.4%)	Value

Utilities (0.2%) - continued
	Crosstex Energy, LP/Crosstex Energy Finance Corporation
$345,000	8.875%, 2/15/2018	$365,700
	Exelon Corporation
117,000	4.900%, 6/15/2015	127,981
	FirstEnergy Solutions Corporation
117,000	4.800%, 2/15/2015	125,082
	Inergy, LP
160,000	7.000%, 10/1/2018	165,200
	ITC Holdings Corporation
72,000	5.875%, 9/30/2016[g]	82,931
	NextEra Energy Capital Holdings, Inc.
35,000	1.611%, 6/1/2014	35,279
	NGPL PipeCo, LLC
295,000	9.625%, 6/1/2019[g]	320,813
	NiSource Finance Corporation
20,000	5.400%, 7/15/2014	21,546
46,000	6.400%, 3/15/2018	54,165
	Pacific Gas & Electric Company
81,000	5.625%, 11/30/2017	97,820
	Sempra Energy
64,000	2.300%, 4/1/2017	66,451
81,000	6.150%, 6/15/2018	99,533

	Total	2,099,714

	Total Long-Term Fixed Income (cost $120,837,459)	123,500,318

Shares	Preferred Stock (<0.1%)	Value

Financials (<0.1%)
1,600	U.S. Bancorp, 6.000%[h]	43,712

	Total	43,712

	Total Preferred Stock (cost $40,840)	43,712

Shares	Collateral Held for Securities Loaned (<0.1%)	Value

586,263	Thrivent Financial Securities Lending Trust	586,263

	Total Collateral Held for Securities Loaned (cost $586,263)	586,263

Principal Amount	Short-Term Investments (6.8%)[i]	Value

	Federal Home Loan Bank Discount Notes
6,000,000	0.030%, 8/2/2012[j]	5,999,990
7,000,000	0.080%, 8/8/2012[j]	6,999,884
2,500,000	0.100%, 8/10/2012[j]	2,499,928
6,500,000	0.100%, 8/17/2012[j]	6,499,701
41,000,000	0.105%, 8/22/2012[j]	40,997,489
18,000,000	0.100%, 8/31/2012[j]	17,998,500
3,000,000	0.130%, 10/26/2012[j]	2,999,068
	Federal Home Loan Mortgage Corporation Discount Notes
3,000,000	0.100%, 8/27/2012[j]	2,999,773
300,000	0.160%, 12/17/2012[j,k]	299,816

Principal Amount	Short-Term Investments (6.8%)[i]	Value

	U.S. Treasury Bills
2,800,000	0.125%, 1/17/2013[j,k]	$2,798,357

	Total Short-Term Investments (at amortized cost)	90,092,506

	Total Investments (cost $1,332,400,925) 102.9%	$1,363,394,328

	Other Assets and Liabilities, Net (2.9%)	(38,666,661)

	Total Net Assets 100.0%	$1,324,727,667

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2012.
f	All or a portion of the security is on loan.
g	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2012, the value of these investments was $9,551,047 or 0.7% of total net assets.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
j	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
k	At July 31, 2012, $3,098,173 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$91,291,863
Gross unrealized depreciation	(60,298,460)

Net unrealized appreciation (depreciation)	$30,993,403

Cost for federal income tax purposes	$1,332,400,925

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2012, in valuing Moderately Aggressive Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	824,321	–	824,321	–
Capital Goods	368,915	–	368,915	–
Communications Services	4,146,985	–	4,146,985	–
Consumer Cyclical	1,060,111	–	1,060,111	–
Consumer Non-Cyclical	2,847,264	–	2,847,264	–
Energy	789,835	–	789,835	–
Financials	363,252	–	363,252	–
Technology	1,317,874	–	1,317,874	–
Transportation	439,304	–	439,304	–
Utilities	542,322	–	542,322	–
Mutual Funds
Equity Mutual Funds	691,490,382	691,490,382	–	–
Fixed Income Mutual Funds	196,695,247	196,695,247	–	–
Common Stock
Consumer Discretionary	30,192,726	30,192,726	–	–
Consumer Staples	21,262,507	21,262,507	–	–
Energy	26,712,103	25,589,383	1,122,720	–
Financials	40,777,741	40,777,741	–	–
Health Care	35,707,820	35,707,820	–	–
Industrials	32,042,229	32,042,229	–	–
Information Technology	46,722,107	46,722,107	–	–
Materials	5,918,818	5,918,818	–	–
Telecommunications Services	1,580,601	1,580,601	–	–
Utilities	7,369,065	7,369,065	–	–
Long-Term Fixed Income
Asset-Backed Securities	3,486,109	–	3,486,109	–
Basic Materials	2,139,839	–	2,139,839	–
Capital Goods	2,570,725	–	2,570,725	–
Collateralized Mortgage Obligations	6,141,522	–	6,141,522	–
Commercial Mortgage-Backed Securities	12,390,120	–	12,390,120	–
Communications Services	5,401,044	–	5,401,044	–
Consumer Cyclical	3,904,418	–	3,904,418	–
Consumer Non-Cyclical	5,171,204	–	5,171,204	–
Energy	2,714,070	–	2,714,070	–
Financials	7,515,875	–	7,150,875	365,000
Mortgage-Backed Securities	40,937,436	–	40,937,436	–
Technology	1,661,454	–	1,661,454	–
Transportation	2,063,802	–	2,063,802	–
U.S. Government and Agencies	25,302,986	–	25,302,986	–
Utilities	2,099,714	–	2,099,714	–
Preferred Stock
Financials	43,712	43,712	–	–
Collateral Held for Securities Loaned	586,263	586,263	–	–
Short-Term Investments	90,092,506	–	90,092,506	–
Total	$1,363,394,328	$1,135,978,601	$227,050,727	$365,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	7,064,845	7,064,845	–	–

Total Asset Derivatives	$7,064,845	$7,064,845	$–	$–

Liability Derivatives
Futures Contracts	2,770,259	2,770,259	–	–

Total Liability Derivatives	$2,770,259	$2,770,259	$–	$–

The significant unobservable input used in the fair value measurement of the Long-Term Fixed Income Financials Level 3 security is the lack of marketability. A significant increase or decrease in the input in isolation would result in a significantly lower or higher fair value measurement.

There were no significant transfers between the Levels during the period ended July 31, 2012. Transfers between the levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(60)	September 2012	($13,212,942)	($13,236,563)	($23,621)
10-Yr. U.S. Treasury Bond Futures	10	September 2012	1,328,050	1,346,563	18,513
20-Yr. U.S. Treasury Bond Futures	115	September 2012	16,889,179	17,368,593	479,414
Mini MSCI EAFE Index Futures	437	September 2012	29,372,085	31,127,510	1,755,425
Russell 2000 Index Mini-Futures	(502)	September 2012	(37,990,205)	(39,386,920)	(1,396,715)
S&P 400 Index Mini-Futures	(621)	September 2012	(56,937,136)	(58,287,059)	(1,349,923)
S&P 500 Index Futures	298	September 2012	97,596,207	102,407,700	4,811,493
Total Futures Contracts					$4,294,586

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Aggressive Allocation Fund, is as follows:

Fund	Value October 31, 2011	Gross Purchases	Gross Sales	Shares Held at July 31, 2012	Value July 31, 2012	Income Earned November 1, 2011 - July 31, 2012
Natural Resources	$41,493,093	$59,917	$10,000,000	3,041,479	$27,099,576	$59,917
Partner Small Cap Growth	37,791,279	–	–	3,151,900	39,430,267	–
Partner Small Cap Value	24,958,861	428,235	–	1,671,574	26,561,317	165,551
Small Cap Stock	20,116,885	–	–	1,344,712	20,856,476	–
Mid Cap Growth	34,838,195	260,574	–	1,772,686	35,542,364	–
Partner Mid Cap Value	41,875,958	337,426	–	3,639,699	44,731,906	337,426
Mid Cap Stock	61,972,814	–	–	4,016,385	64,262,153	–
Partner Worldwide Allocation	160,191,758	1,679,324	–	19,423,219	160,824,255	1,679,324
Large Cap Growth	75,300,710	4,992	–	14,262,471	81,866,584	4,992
Large Cap Value	95,157,821	1,829,380	–	7,437,992	103,834,372	1,829,380
Large Cap Stock	69,966,193	853,991	–	3,297,726	75,451,969	853,991
Equity Income Plus	10,216,465	161,342	–	1,174,563	11,029,143	161,342
High Yield	49,636,073	2,843,681	1,559,883	10,780,563	53,255,979	2,838,068
Income	95,605,280	2,732,103	15,123,836	9,499,809	87,588,235	2,732,212
Government Bond	26,460,294	837,839	2,623,953	2,310,464	24,953,006	278,331
Limited Maturity Bond	49,011,536	619,237	19,285,075	2,460,034	30,898,027	619,092
Thrivent Financial Securities Lending Trust	–	3,496,063	2,909,800	586,263	586,263	564
Total Value and Income Earned	894,593,215				888,771,892	11,560,190

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

Moderate Allocation Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Bank Loans (1.2%)[a]	Value

Basic Materials (0.1%)
	Arch Coal, Inc., Term Loan
$490,000	5.750%, 5/1/2018	$480,406
	Ineos US Finance, LLC, Term Loan
637,582	6.500%, 5/4/2018	624,301

	Total	1,104,707

Capital Goods (<0.1%)
	Reynolds Group, Term Loan
494,010	5.250%, 8/9/2018[b,c]	500,309

	Total	500,309

Communications Services (0.4%)
	Atlantic Broadband Finance, LLC, Term Loan
525,000	5.250%, 3/20/2019	525,525
	Charter Communications Operating, LLC, Term Loan
418,950	4.000%, 3/28/2019	418,129
	Clear Channel Communications, Term Loan
525,000	3.896%, 1/29/2016	397,142
	Cumulus Media Holdings, Inc., Term Loan
688,433	5.750%, 9/16/2018	690,278
	Lawson Software, Inc., Term Loan
523,688	5.060%, 3/16/2018[b,c]	527,872
	Liberty Cablevision of Puerto Rico, Ltd., Term Loan
495,000	0.000%, 6/30/2017[b,c]	492,525
	Toys R Us, Inc., Term Loan
420,000	5.250%, 5/25/2018	390,600
	Univision Communications, Inc., Term Loan
390,000	2.246%, 9/29/2014	381,876
	WideOpenWest Finance, LLC, Term Loan
740,000	3.125%, 7/12/2018[b,c]	732,045
	Zayo Group, LLC, Term Loan
740,000	6.373%, 6/14/2019[b,c]	747,866

	Total	5,303,858

Consumer Cyclical (0.1%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
603,900	5.500%, 2/28/2017	602,239
	Ceridian Corporation, Term Loan
195,000	3.000%, 11/9/2014[b,c]	191,782
	Chrysler Group, LLC, Term Loan
523,678	6.000%, 5/24/2017	531,533

	Total	1,325,554

Consumer Non-Cyclical (0.3%)
	Bausch & Lomb, Inc., Term Loan
490,000	5.250%, 4/17/2019	489,466
	CHS/Community Health Systems, Inc., Term Loan
495,000	3.967%, 1/25/2017	491,624
	DJO Finance, LLC, Term Loan
495,000	5.000%, 9/15/2017[b,c]	494,752
	Grifols, Inc., Term Loan
495,000	4.500%, 6/4/2017	494,030

Principal Amount	Bank Loans (1.2%)[a]	Value

Consumer Non-Cyclical (0.3%) - continued
	Hologic, Inc., Term Loan
$590,000	0.000%, 7/19/2019[b,c]	$593,687
	Roundy’s Supermarkets, Inc., Term Loan
573,562	5.750%, 2/13/2019	567,827
	Visant Corporation, Term Loan
635,000	5.250%, 12/22/2016	614,763

	Total	3,746,149

Energy (0.1%)
	Chesapeake Energy Corporation, Term Loan
665,000	8.500%, 12/2/2017	663,065
	GenOn Energy, Inc., Term Loan
393,997	6.000%, 9/20/2017	396,708

	Total	1,059,773

Financials (<0.1%)
	Nuveen Investments, Inc., Term Loan
490,000	5.956%, 5/13/2017	487,653

	Total	487,653

Technology (0.1%)
	First Data Corporation Extended, Term Loan
525,000	4.247%, 3/26/2018	488,250
	Freescale Semiconductor, Inc., Term Loan
658,350	6.000%, 2/28/2019	639,146
	Intelsat Jackson Holdings SA, Term Loan
523,674	5.250%, 4/2/2018	523,805

	Total	1,651,201

Transportation (<0.1%)
	Delta Air Lines, Inc., Term Loan
523,678	5.500%, 4/20/2017	524,170

	Total	524,170

Utilities (0.1%)
	NGPL PipeCo, LLC, Term Loan
740,000	6.750%, 5/15/2017	729,669

	Total	729,669

	Total Bank Loans (cost $16,475,829)	16,433,043

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

Moderate Allocation Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Shares	Mutual Funds (67.0%)	Value

Equity Mutual Funds (37.4%)
2,739,166	Thrivent Natural Resources Fund	$24,405,968
2,161,677	Thrivent Partner Small Cap Growth Fund[d]	27,042,580
1,582,271	Thrivent Partner Small Cap Value Fund	25,142,282
882,584	Thrivent Small Cap Stock Fund[d]	13,688,881
741,659	Thrivent Mid Cap Growth Fund	14,870,262
2,203,370	Thrivent Partner Mid Cap Value Fund	27,079,414
2,616,880	Thrivent Mid Cap Stock Fund[d]	41,870,082
15,371,774	Thrivent Partner Worldwide Allocation Fund	127,278,287
11,226,944	Thrivent Large Cap Growth Fund	64,442,661
6,764,619	Thrivent Large Cap Value Fund	94,434,076
1,435,716	Thrivent Large Cap Stock Fund	32,849,176
1,147,165	Thrivent Equity Income Plus Fund	10,771,876

	Total	503,875,545

Fixed Income Mutual Funds (29.6%)
9,217,107	Thrivent High Yield Fund	45,532,510
20,506,185	Thrivent Income Fund	189,067,023
2,342,669	Thrivent Government Bond Fund	25,300,823
11,040,475	Thrivent Limited Maturity Bond Fund	138,668,363

	Total	398,568,719

	Total Mutual Funds (cost $873,344,573)	902,444,264

Principal Amount	Long-Term Fixed Income (14.5%)	Value

Asset-Backed Securities (0.1%)
	Morgan Stanley Capital, Inc.
1,288,536	0.396%, 2/25/2037[e]	636,481
	Renaissance Home Equity Loan Trust
2,280,000	6.011%, 5/25/2036	1,279,609

	Total	1,916,090

Basic Materials (0.3%)
	ArcelorMittal
85,000	5.375%, 6/1/2013	87,375
	Arch Coal, Inc.
405,000	7.000%, 6/15/2019	353,362
	BHP Billiton Finance, Ltd.
245,000	1.000%, 2/24/2015	246,923
	Dow Chemical Company
242,000	5.900%, 2/15/2015	270,683
200,000	4.250%, 11/15/2020	223,022
	FMG Resources Property, Ltd.
405,000	8.250%, 11/1/2019[f]	426,263
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
405,000	8.875%, 2/1/2018	410,062
	International Paper Company
162,000	5.300%, 4/1/2015	177,952
	LyondellBasell Industries NV
435,000	5.000%, 4/15/2019	471,975
	Novelis, Inc.
410,000	8.375%, 12/15/2017	448,950

Principal Amount	Long-Term Fixed Income (14.5%)	Value

Basic Materials (0.3%) - continued
	Rio Tinto Finance USA, Ltd.
$351,000	1.125%, 3/20/2015	$353,633

	Total	3,470,200

Capital Goods (0.3%)
	Bombardier, Inc.
405,000	5.750%, 3/15/2022[f]	407,025
	Case New Holland, Inc.
405,000	7.875%, 12/1/2017	474,863
	Caterpillar Financial Services Corporation
200,000	1.050%, 3/26/2015	202,201
105,000	1.100%, 5/29/2015	106,437
	John Deere Capital Corporation
135,000	0.875%, 4/17/2015	135,777
	Raytheon Company
245,000	1.625%, 10/15/2015	251,059
	RBS Global, Inc./Rexnord, LLC
405,000	8.500%, 5/1/2018	446,513
	Reynolds Group Issuer, Inc.
405,000	6.875%, 2/15/2021	431,325
	Sealed Air Corporation
670,000	8.375%, 9/15/2021[f]	763,800
	Textron, Inc.
320,000	5.600%, 12/1/2017	354,898
	United Technologies Corporation
52,000	0.967%, 6/1/2015[e]	52,599
52,000	1.800%, 6/1/2017	54,013
26,000	4.500%, 6/1/2042	30,152
	UR Financing Escrow Corporation
405,000	7.375%, 5/15/2020[f]	428,287

	Total	4,138,949

Collateralized Mortgage Obligations (1.0%)
	Citigroup Mortgage Loan Trust, Inc.
686,800	5.500%, 11/25/2035	571,974
	CitiMortgage Alternative Loan Trust
2,364,144	5.750%, 4/25/2037	1,707,120
	Countrywide Alternative Loan Trust
769,652	6.000%, 4/25/2036	525,716
476,745	6.000%, 1/25/2037	354,983
2,209,276	5.500%, 5/25/2037	1,570,254
1,805,953	7.000%, 10/25/2037	1,124,903
	Countrywide Home Loans, Inc.
1,058,578	5.750%, 4/25/2037	893,559
	Deutsche Alt-A Securities, Inc.
394,866	5.500%, 10/25/2021	391,026
791,864	6.000%, 10/25/2021	690,528
	GSR Mortgage Loan Trust
1,398,735	0.436%, 8/25/2046[e]	1,188,761
	J.P. Morgan Mortgage Trust
481,439	5.737%, 6/25/2036	348,158
206,723	2.772%, 10/25/2036	149,949
1,894,392	6.250%, 8/25/2037	1,238,702
	MASTR Alternative Loans Trust
549,791	6.500%, 7/25/2034	582,081
1,007,045	0.696%, 12/25/2035[e]	518,877

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

Moderate Allocation Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (14.5%)	Value

Collateralized Mortgage Obligations (1.0%) - continued
	Merrill Lynch Alternative Note Asset Trust
$528,794	6.000%, 3/25/2037	$397,687
	Residential Asset Securitization Trust
1,229,035	0.626%, 8/25/2037[e]	351,143
	Sequoia Mortgage Trust
716,110	5.271%, 9/20/2046	249,810
	WaMu Mortgage Pass Through Certificates
174,514	2.512%, 9/25/2036	121,430
695,682	2.555%, 10/25/2036	503,408

	Total	13,480,069

Commercial Mortgage-Backed Securities (1.3%)
	Banc of America Commercial Mortgage, Inc.
2,400,000	5.634%, 4/10/2049	2,771,474
1,650,000	5.661%, 6/10/2049	1,877,580
	Bear Stearns Commercial Mortgage Securities, Inc.
1,500,000	5.331%, 2/11/2044	1,627,743
	Credit Suisse First Boston Mortgage Securities
2,400,000	5.542%, 1/15/2049	2,632,548
	Credit Suisse Mortgage Capital Certificates
3,000,000	5.509%, 9/15/2039	3,007,581
	Greenwich Capital Commercial Funding Corporation
1,600,000	5.867%, 12/10/2049	1,604,165
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
1,200,000	5.734%, 2/12/2049	1,227,560
	Morgan Stanley Capital, Inc.
750,000	5.406%, 3/15/2044	749,404
	Wachovia Bank Commercial Mortgage Trust
1,800,000	5.603%, 10/15/2048	1,833,754

	Total	17,331,809

Communications Services (0.7%)
	AMC Networks, Inc.
440,000	7.750%, 7/15/2021	498,300
	America Movil SAB de CV
249,000	3.125%, 7/16/2022	256,203
	AT&T, Inc.
325,000	2.400%, 8/15/2016	342,321
	British Telecommunications plc
210,000	2.000%, 6/22/2015	214,570
	Cablevision Systems Corporation
410,000	8.625%, 9/15/2017	468,425
	CCO Holdings, LLC
400,000	7.000%, 1/15/2019	439,000
	CenturyLink, Inc.
346,000	5.800%, 3/15/2022	367,178
	Comcast Corporation
350,000	6.500%, 1/15/2015	396,746
105,000	4.650%, 7/15/2042	115,095

Principal Amount	Long-Term Fixed Income (14.5%)	Value

Communications Services (0.7%) - continued
	Digicel, Ltd.
$480,000	8.250%, 9/1/2017[f]	$502,800
	DIRECTV Holdings, LLC/DIRECTV Financing Company, Inc.
245,000	2.400%, 3/15/2017	251,515
	Dish DBS Corporation
395,000	4.625%, 7/15/2017[f]	400,925
395,000	5.875%, 7/15/2022[f]	406,850
	Frontier Communications Corporation
670,000	8.125%, 10/1/2018	730,300
	Hughes Satellite Systems Corporation
410,000	6.500%, 6/15/2019	440,750
	Intelsat Jackson Holdings SA
410,000	7.250%, 4/1/2019	438,188
	Level 3 Financing, Inc.
430,000	8.625%, 7/15/2020	461,175
	NBCUniversal Media, LLC
245,000	2.875%, 4/1/2016	258,517
	News America, Inc.
90,000	5.300%, 12/15/2014	98,941
	Nippon Telegraph & Telephone Corporation
166,000	1.400%, 7/18/2017	167,217
	Sprint Nextel Corporation
210,000	9.125%, 3/1/2017[f]	233,625
205,000	9.000%, 11/15/2018[f]	239,338
	Telefonica Emisiones SAU
105,000	3.729%, 4/27/2015	98,745
	Time Warner Cable, Inc.
135,000	7.500%, 4/1/2014	149,515
135,000	3.500%, 2/1/2015	143,191
	UPCB Finance V, Ltd.
405,000	7.250%, 11/15/2021[f]	431,325
	Verizon Communications, Inc.
325,000	5.500%, 2/15/2018	393,838
	Virgin Media Finance plc
405,000	5.250%, 2/15/2022	419,175
	Vivendi SA
245,000	2.400%, 4/10/2015[f]	245,110
	Vodafone Group plc
200,000	3.375%, 11/24/2015	215,146

	Total	9,824,024

Consumer Cyclical (0.4%)
	Chrysler Group, LLC
400,000	8.000%, 6/15/2019[g]	416,000
	Daimler Finance North America, LLC
150,000	1.238%, 4/10/2014[e,f]	150,204
150,000	1.650%, 4/10/2015[f]	151,619
	Federated Retail Holdings, Inc.
245,000	5.900%, 12/1/2016	286,112
	Ford Motor Credit Company, LLC
214,000	2.750%, 5/15/2015	215,709
405,000	5.000%, 5/15/2018	431,672
	Host Hotels and Resorts, LP
395,000	6.000%, 11/1/2020	436,969
	Lennar Corporation
400,000	12.250%, 6/1/2017	525,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

Moderate Allocation Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (14.5%)	Value

Consumer Cyclical (0.4%) - continued
	Limited Brands, Inc.
$320,000	5.625%, 2/15/2022	$335,200
	Macy’s Retail Holdings, Inc.
245,000	3.875%, 1/15/2022	263,966
	MGM Resorts International
495,000	7.625%, 1/15/2017	506,756
	Rite Aid Corporation
705,000	7.500%, 3/1/2017	723,506
	Service Corporation International
405,000	8.000%, 11/15/2021	476,887
	Time Warner, Inc.
135,000	3.150%, 7/15/2015	143,457
	Toyota Motor Credit Corporation
105,000	1.750%, 5/22/2017	108,199
	Toys R Us Property Company II, LLC
410,000	8.500%, 12/1/2017	442,800
	Viacom, Inc.
65,000	4.375%, 9/15/2014	69,627
65,000	1.250%, 2/27/2015	65,559
	Volkswagen International Finance NV
200,000	1.625%, 3/22/2015[f]	202,042

	Total	5,951,784

Consumer Non-Cyclical (0.7%)
	Amgen, Inc.
95,000	4.850%, 11/18/2014	103,244
95,000	2.125%, 5/15/2017	97,788
	Anheuser-Busch InBev Worldwide, Inc.
134,000	0.998%, 1/27/2014[e]	135,005
83,000	0.800%, 7/15/2015	83,315
166,000	1.375%, 7/15/2017	167,656
	Aristotle Holding, Inc.
163,000	2.750%, 11/21/2014[f]	168,040
	BAT International Finance plc
210,000	1.400%, 6/5/2015[f]	211,285
105,000	2.125%, 6/7/2017[f]	106,796
	Beam, Inc.
47,000	1.875%, 5/15/2017	47,817
	Biomet, Inc.
360,000	6.500%, 8/1/2020[c,f]	370,800
	Boston Scientific Corporation
310,000	5.450%, 6/15/2014	332,636
68,000	4.500%, 1/15/2015	72,787
	Bunge Limited Finance Corporation
210,000	3.200%, 6/15/2017	216,041
	Capella Healthcare, Inc.
400,000	9.250%, 7/1/2017	424,000
	Cardinal Health, Inc.
105,000	1.900%, 6/15/2017	106,631
	Community Health Systems, Inc.
405,000	8.000%, 11/15/2019	438,412
	Covidien International Finance SA
210,000	1.350%, 5/29/2015	212,216
105,000	3.200%, 6/15/2022	111,957
	Express Scripts, Inc.
135,000	3.125%, 5/15/2016	142,899

Principal Amount	Long-Term Fixed Income (14.5%)	Value

Consumer Non-Cyclical (0.7%) - continued
	Fresenius Medical Care US Finance II, Inc.
$395,000	5.625%, 7/31/2019[f]	$424,131
	Gilead Sciences, Inc.
90,000	2.400%, 12/1/2014	93,231
90,000	3.050%, 12/1/2016	96,304
	GlaxoSmithKline Capital plc
95,000	0.750%, 5/8/2015	95,416
95,000	1.500%, 5/8/2017	96,905
	Grifols, Inc.
495,000	8.250%, 2/1/2018	542,025
	HCA, Inc.
405,000	5.875%, 3/15/2022	435,881
	JBS USA, LLC
405,000	7.250%, 6/1/2021[f]	384,750
	Kellogg Company
95,000	1.125%, 5/15/2015	95,874
95,000	1.750%, 5/17/2017	96,636
	Kinetic Concepts, Inc./KCI USA, Inc.
400,000	10.500%, 11/1/2018[f]	423,000
	Kraft Foods, Inc.
210,000	1.625%, 6/4/2015[f]	213,542
131,000	2.250%, 6/5/2017[f]	135,152
	Libbey Glass, Inc.
130,000	6.875%, 5/15/2020[f]	137,150
	Lorillard Tobacco Company
298,000	3.500%, 8/4/2016	315,738
	Pfizer, Inc.
245,000	6.200%, 3/15/2019	315,664
	SABMiller Holdings, Inc.
243,000	1.850%, 1/15/2015[f]	248,706
243,000	2.450%, 1/15/2017[f]	253,146
	Safeway, Inc.
187,000	4.750%, 12/1/2021	182,312
	Spectrum Brands Holdings, Inc.
670,000	9.500%, 6/15/2018	765,475
	Teva Pharmaceutical Finance Company BV
95,000	2.400%, 11/10/2016	99,783
	Teva Pharmaceutical Finance IV, LLC
190,000	1.700%, 11/10/2014	193,743
	Tyson Foods, Inc.
210,000	4.500%, 6/15/2022	212,100
	Valeant Pharmaceuticals International
405,000	6.875%, 12/1/2018[f]	427,781

	Total	9,833,770

Energy (0.4%)
	Anadarko Petroleum Corporation
45,000	5.750%, 6/15/2014	48,326
	Apache Corporation
245,000	1.750%, 4/15/2017	252,649
	BP Capital Markets plc
245,000	3.625%, 5/8/2014	257,810
245,000	3.125%, 10/1/2015	262,029
95,000	1.846%, 5/5/2017	97,530
142,000	3.245%, 5/6/2022	152,893
	Concho Resources, Inc.
810,000	5.500%, 10/1/2022	820,125

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

Moderate Allocation Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (14.5%)	Value

Energy (0.4%) - continued
	Denbury Resources, Inc.
$395,000	6.375%, 8/15/2021	$423,637
	Harvest Operations Corporation
715,000	6.875%, 10/1/2017[f]	766,837
	Linn Energy, LLC
405,000	7.750%, 2/1/2021	427,275
	Phillips 66
136,000	1.950%, 3/5/2015[f]	138,278
191,000	2.950%, 5/1/2017[f]	200,344
	Samson Investment Company
395,000	9.750%, 2/15/2020[f]	409,812
	Suncor Energy, Inc.
137,000	6.100%, 6/1/2018	166,680
	Transocean, Inc.
83,000	5.050%, 12/15/2016	91,894
166,000	6.000%, 3/15/2018	191,124
	Weatherford International, Ltd.
245,000	6.750%, 9/15/2040	282,721

	Total	4,989,964

Financials (1.4%)
	Ally Financial, Inc.
405,000	5.500%, 2/15/2017	421,916
	American Express Company
137,000	7.250%, 5/20/2014	152,161
	American Express Credit Corporation
105,000	2.375%, 3/24/2017	110,325
	American International Group, Inc.
245,000	3.000%, 3/20/2015	249,412
245,000	3.800%, 3/22/2017	254,635
	ANZ National International, Ltd. of London
250,000	3.125%, 8/10/2015[f]	258,804
	Bank of America Corporation
352,000	7.750%, 8/15/2015	388,607
245,000	3.875%, 3/22/2017	255,752
	Bank of New York Mellon Corporation
244,000	1.700%, 11/24/2014	249,007
	Bank of Nova Scotia
244,000	1.850%, 1/12/2015	250,188
	BBVA Bancomer SA
249,000	6.750%, 9/30/2022[f]	257,715
	Berkshire Hathaway, Inc.
190,000	1.600%, 5/15/2017	193,994
	BlackRock, Inc.
105,000	1.375%, 6/1/2015	106,714
	Capital One Capital V
166,000	10.250%, 8/15/2039	171,810
	Capital One Financial Corporation
47,000	1.605%, 7/15/2014[e]	46,703
244,000	2.150%, 3/23/2015	247,832
	CIT Group, Inc.
155,484	7.000%, 5/2/2017[f]	156,261
495,000	4.250%, 8/15/2017	495,000
	Citigroup, Inc.
244,000	5.850%, 7/2/2013	253,502
244,000	5.125%, 5/5/2014	255,918
433,000	5.000%, 9/15/2014	451,080
249,000	4.750%, 5/19/2015	263,745

Principal Amount	Long-Term Fixed Income (14.5%)	Value

Financials (1.4%) - continued
$249,000	6.000%, 8/15/2017	$281,951
	CNA Financial Corporation
510,000	7.350%, 11/15/2019	621,306
	Credit Suisse New York, NY
250,000	5.500%, 5/1/2014	266,705
	Credit Suisse USA, Inc.
244,000	5.375%, 3/2/2016	270,556
	Developers Diversified Realty Corporation
333,000	7.500%, 4/1/2017	383,204
440,000	7.875%, 9/1/2020	543,317
	Discover Bank
249,000	8.700%, 11/18/2019	314,787
	Eksportfinans ASA
95,000	3.000%, 11/17/2014	90,725
	General Electric Capital Corporation
95,000	1.152%, 4/24/2014[e]	95,103
200,000	0.728%, 9/15/2014[e]	198,168
245,000	2.150%, 1/9/2015	251,219
90,000	1.336%, 5/9/2016[e]	89,045
136,000	2.950%, 5/9/2016	143,005
95,000	2.300%, 4/27/2017	97,114
200,000	6.750%, 3/15/2032	259,452
	Goldman Sachs Group, Inc.
245,000	5.000%, 10/1/2014	259,026
245,000	3.700%, 8/1/2015	251,220
242,000	0.918%, 3/22/2016[e]	223,369
	Hartford Financial Services Group, Inc.
40,000	7.300%, 11/1/2015	45,436
245,000	4.000%, 10/15/2017	251,623
	Health Care REIT, Inc.
200,000	6.500%, 3/15/2041	234,472
	HSBC Bank plc
90,000	1.255%, 1/17/2014[e,f]	90,206
	HSBC Holdings plc
190,000	4.000%, 3/30/2022	203,353
	Icahn Enterprises, LP
55,000	8.000%, 1/15/2018[f]	58,437
405,000	8.000%, 1/15/2018	430,312
	ING Bank NV
270,000	3.750%, 3/7/2017[f]	278,777
	International Lease Finance Corporation
405,000	5.875%, 4/1/2019	421,110
	J.P. Morgan Chase & Company
243,000	4.650%, 6/1/2014	258,249
333,000	1.875%, 3/20/2015	336,983
	J.P. Morgan Chase Bank NA
215,000	0.798%, 6/13/2016[e]	200,523
	Lloyds TSB Bank plc
645,000	4.200%, 3/28/2017	672,741
	MetLife Institutional Funding II
200,000	1.361%, 4/4/2014[e,f]	201,151
	Morgan Stanley
373,000	6.000%, 5/13/2014	392,484
351,000	4.750%, 3/22/2017	356,128
	Murray Street Investment Trust I
292,000	4.647%, 3/9/2017	300,149
	Nordea Bank AB
225,000	2.250%, 3/20/2015[f]	227,995

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

Moderate Allocation Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (14.5%)	Value

Financials (1.4%) - continued
	Omega Healthcare Investors, Inc.
$395,000	5.875%, 3/15/2024[f]	$422,650
	PNC Funding Corporation
243,000	3.300%, 3/8/2022	256,204
	Prudential Covered Trust
150,000	2.997%, 9/30/2015[f]	153,073
	Prudential Financial, Inc.
243,000	6.200%, 11/15/2040	277,975
	Regions Bank
350,000	7.500%, 5/15/2018	402,500
	Royal Bank of Scotland plc
245,000	4.875%, 8/25/2014[f]	255,312
	Santander US Debt SAU
210,000	3.724%, 1/20/2015[f]	198,282
	SLM Corporation
433,000	6.250%, 1/25/2016	458,980
	Svenska Handelsbanken AB
245,000	3.125%, 7/12/2016	254,950
	U.S. Bancorp
245,000	3.150%, 3/4/2015	259,980
95,000	1.650%, 5/15/2017	96,961
	Ventas Realty, LP
45,000	4.000%, 4/30/2019	47,948
	Wachovia Corporation
595,000	5.625%, 10/15/2016	678,181
	WEA Finance, LLC
33,000	7.500%, 6/2/2014[f]	36,002
96,000	5.125%, 11/15/2014[f]	101,844
245,000	5.700%, 10/1/2016[f]	272,745
	Wells Fargo & Company
160,000	2.100%, 5/8/2017	163,824

	Total	19,427,893

Mortgage-Backed Securities (6.0%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
13,300,000	3.000%, 8/1/2027[c]	13,971,238
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
5,910,000	3.000%, 8/1/2027[c]	6,230,434
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
16,545,000	3.500%, 8/1/2042[c]	17,553,219
25,750,000	4.000%, 8/1/2042[c]	27,596,765
13,425,000	5.500%, 8/1/2042[c]	14,727,641

	Total	80,079,297

Technology (0.2%)
	Amkor Technology, Inc.
670,000	6.625%, 6/1/2021	664,975
	Equinix, Inc.
670,000	8.125%, 3/1/2018	742,025
	First Data Corporation
405,000	7.375%, 6/15/2019[f]	422,719
	Freescale Semiconductor, Inc.
260,000	9.250%, 4/15/2018[f]	278,200
	Hewlett-Packard Company
200,000	2.018%, 9/19/2014[e]	202,540
353,000	2.600%, 9/15/2017	352,205

Principal Amount	Long-Term Fixed Income (14.5%)	Value

Technology (0.2%) - continued
	International Business Machines Corporation
$190,000	0.750%, 5/11/2015	$191,149
	Samsung Electronics America, Inc.
272,000	1.750%, 4/10/2017[f]	274,421
	Xerox Corporation
164,000	7.200%, 4/1/2016	191,758

	Total	3,319,992

Transportation (0.3%)
	Avis Budget Car Rental, LLC
400,000	8.250%, 1/15/2019	429,500
	Continental Airlines, Inc.
705,000	6.750%, 9/15/2015[f]	733,200
95,000	4.150%, 4/11/2024	95,124
	CSX Corporation
134,000	6.250%, 4/1/2015	153,074
	Delta Air Lines, Inc.
250,000	6.750%, 5/23/2017	255,000
43,000	4.750%, 5/7/2020	43,645
	Hertz Corporation
395,000	6.750%, 4/15/2019	414,750
	Kansas City Southern de Mexico SA de CV
190,000	8.000%, 2/1/2018	212,325
	Navios Maritime Acquisition Corporation
670,000	8.625%, 11/1/2017	628,125
	Navios Maritime Holdings, Inc.
395,000	8.875%, 11/1/2017[f]	395,000

	Total	3,359,743

U.S. Government and Agencies (1.1%)
	Eksportfinans ASA
95,000	5.500%, 5/25/2016	92,862
	U.S. Treasury Bonds
1,175,000	4.375%, 5/15/2040	1,619,480
2,380,000	3.000%, 5/15/2042	2,588,250
	U.S. Treasury Notes
3,425,000	2.500%, 4/30/2015	3,634,514
3,000,000	0.250%, 5/15/2015	2,997,891
500,000	0.750%, 6/30/2017	503,867
2,610,000	2.000%, 2/15/2022	2,738,462

	Total	14,175,326

Utilities (0.3%)
	AES Corporation
405,000	7.375%, 7/1/2021[f]	463,219
	CenterPoint Energy, Inc.
189,000	6.850%, 6/1/2015	213,849
	Consolidated Edison Company of New York, Inc.
245,000	4.200%, 3/15/2042	277,927
	Crosstex Energy, LP/Crosstex Energy Finance Corporation
670,000	8.875%, 2/15/2018	710,200
	Exelon Corporation
353,000	4.900%, 6/15/2015	386,130
	FirstEnergy Solutions Corporation
353,000	4.800%, 2/15/2015	377,385

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

Moderate Allocation Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (14.5%)	Value

Utilities (0.3%) - continued
	Inergy, LP
$190,000	7.000%, 10/1/2018	$196,175
	ITC Holdings Corporation
214,000	5.875%, 9/30/2016[f]	246,489
	NextEra Energy Capital Holdings, Inc.
105,000	1.611%, 6/1/2014	105,836
	NGPL PipeCo, LLC
395,000	9.625%, 6/1/2019[f]	429,563
	NiSource Finance Corporation
95,000	5.400%, 7/15/2014	102,343
136,000	6.400%, 3/15/2018	160,140
	Pacific Gas & Electric Company
245,000	5.625%, 11/30/2017	295,876
	Sempra Energy
190,000	2.300%, 4/1/2017	197,278
245,000	6.150%, 6/15/2018	301,058

	Total	4,463,468

	Total Long-Term Fixed Income (cost $191,546,729)	195,762,378

Shares	Common Stock (13.6%)	Value

Consumer Discretionary (1.6%)
4,550	Amazon.com, Inc.[d]	1,061,515
1,100	AutoZone, Inc.[d]	412,753
16,400	Big Lots, Inc.[d]	664,364
15,600	BJ’s Restaurants, Inc.[d]	617,448
8,530	CBS Corporation	285,414
7,900	Charter Communications, Inc.[d]	607,668
13,000	Children’s Place Retail Stores, Inc.[d]	660,400
48,400	Comcast Corporation	1,575,420
21,772	Delphi Automotive plc[d]	618,107
11,000	DISH Network Corporation	338,360
10,060	Dollar Tree, Inc.[d]	506,420
25,336	Foot Locker, Inc.	836,595
4,150	Harley-Davidson, Inc.	179,405
11,400	Home Depot, Inc.	594,852
72,610	Las Vegas Sands Corporation	2,644,456
12,818	Life Time Fitness, Inc.[d]	582,065
37,270	Lowe’s Companies, Inc.	945,540
23,500	Meredith Corporation	776,440
44,070	News Corporation	1,021,983
6,600	NIKE, Inc.	616,110
9,800	Omnicom Group, Inc.	491,764
2,810	Panera Bread Company[d]	442,547
21,400	Penn National Gaming, Inc.[d]	832,888
3,900	PetSmart, Inc.	257,829
49,551	Pier 1 Imports, Inc.	817,096
1,500	Priceline.com, Inc.[d]	992,610
21,200	Sally Beauty Holdings, Inc.[d]	560,104
8,610	Time Warner Cable, Inc.	731,247
12,300	Toll Brothers, Inc.[d]	358,791
19,631	WMS Industries, Inc.[d]	360,622

	Total	21,390,813

Consumer Staples (1.2%)
29,300	Altria Group, Inc.	1,053,921
18,574	Anheuser-Busch InBev NV ADR	1,471,432
21,660	Archer-Daniels-Midland Company	565,109

Shares	Common Stock (13.6%)	Value

Consumer Staples (1.2%) - continued
9,760	British American Tobacco plc ADR	$1,034,658
17,500	Colgate-Palmolive Company	1,878,800
11,080	CVS Caremark Corporation	501,370
7,600	Diageo plc ADR	812,440
20,353	Ingredion, Inc.	1,056,728
5,450	Kimberly-Clark Corporation	473,659
24,787	Kraft Foods, Inc.	984,292
35,556	Philip Morris International, Inc.	3,251,241
7,750	TreeHouse Foods, Inc.[d]	433,922
12,380	Unilever NV ADR	428,967
59,900	Walgreen Company	2,177,964

	Total	16,124,503

Energy (1.5%)
41,976	Alpha Natural Resources, Inc.[d]	294,252
27,252	Apache Corporation	2,346,942
24,880	BP plc ADR	992,712
7,120	Chevron Corporation	780,210
51,688	ConocoPhillips	2,813,895
23,600	Consol Energy, Inc.	683,928
6,700	Ensco plc	364,011
13,639	EOG Resources, Inc.	1,336,758
12,660	EQT Corporation	714,024
20,100	Exxon Mobil Corporation	1,745,685
20,300	Helix Energy Solutions Group, Inc.[d]	362,964
5,561	National Oilwell Varco, Inc.	402,060
8,600	Newfield Exploration Company[d]	262,558
31,390	Occidental Petroleum Corporation	2,731,872
49,717	Petroleum Geo-Services ASA	727,514
15,410	Schlumberger, Ltd.	1,098,117
10,900	Southwestern Energy Company[d]	362,425
31,761	Swift Energy Company[d]	593,613
10,460	Valero Energy Corporation	287,650
107,400	Weatherford International, Ltd.[d]	1,294,170

	Total	20,195,360

Financials (2.3%)
8,940	ACE, Ltd.	657,090
6,231	Affiliated Managers Group, Inc.[d]	695,317
1,900	Allied World Assurance Company Holdings AG	143,317
6,800	American Campus Communities, Inc.	324,088
14,000	Ameriprise Financial, Inc.	724,080
12,400	Apartment Investment & Management Company	340,132
5,300	Aspen Insurance Holdings, Ltd.	152,322
6,090	Capital One Financial Corporation	344,024
21,400	CBL & Associates Properties, Inc.	422,222
33,520	Charles Schwab Corporation	423,358
125,340	Citigroup, Inc.	3,400,474
13,500	CME Group, Inc.	703,485
14,600	Douglas Emmett, Inc.	343,246
24,819	Duke Realty Corporation	358,883
9,000	Endurance Specialty Holdings, Ltd.	312,030
4,300	Equity Lifestyle Properties, Inc.	309,256
7,670	Goldman Sachs Group, Inc.	773,903
26,921	HCC Insurance Holdings, Inc.	824,859
5,100	Home Properties, Inc.	334,611

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

Moderate Allocation Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Shares	Common Stock (13.6%)	Value

Financials (2.3%) - continued
31,057	Host Hotels & Resorts, Inc.	$455,917
60,700	Huntington Bancshares, Inc.	377,250
11,200	iShares Russell 2000 Index Fund	877,520
101,499	J.P. Morgan Chase & Company	3,653,964
40,400	KKR & Company, LP	565,196
11,091	Lazard, Ltd.	297,793
4,000	M&T Bank Corporation	343,360
55,894	Marsh & McLennan Companies, Inc.	1,856,240
34,360	MetLife, Inc.	1,057,257
16,300	NASDAQ OMX Group, Inc.	370,010
8,900	Northern Trust Corporation	404,060
30,000	Och-Ziff Capital Management Group, LLC	217,500
38,327	Ocwen Financial Corporation[d]	757,342
40,039	Popular, Inc.[d]	603,388
1,800	ProAssurance Corporation	161,226
41,000	Progressive Corporation	809,340
21,790	State Street Corporation	879,880
34,980	SunTrust Banks, Inc.	827,277
7,250	SVB Financial Group[d]	419,123
9,700	Tanger Factory Outlet Centers, Inc.	312,340
2,281	Taubman Centers, Inc.	176,823
6,900	Tower Group, Inc.	128,616
20,982	W.R. Berkley Corporation	768,571
52,970	Wells Fargo & Company	1,790,916
57,716	Zions Bancorporation	1,050,431

	Total	30,748,037

Health Care (2.0%)
21,800	Abbott Laboratories	1,445,558
3,400	Alexion Pharmaceuticals, Inc.[d]	356,490
24,500	Align Technology, Inc.[d]	832,020
27,020	Baxter International, Inc.	1,580,940
8,300	Biogen Idec, Inc.[d]	1,210,389
93,500	Bristol-Myers Squibb Company	3,328,600
3,667	C.R. Bard, Inc.	356,652
24,420	Covidien plc	1,364,590
47,600	Eli Lilly and Company	2,095,828
28,600	Endo Pharmaceutical Holdings, Inc.[d]	850,278
34,718	Health Net, Inc.[d]	764,490
21,190	Johnson & Johnson	1,466,772
11,200	Medicines Company[d]	280,448
29,440	Merck & Company, Inc.	1,300,365
121,433	Pfizer, Inc.	2,919,249
21,180	Sanofi ADR	860,755
9,700	Shire Pharmaceuticals Group plc ADR	835,946
13,800	Thoratec Corporation[d]	473,478
12,520	United Therapeutics Corporation[d]	685,846
65,641	UnitedHealth Group, Inc.	3,353,599
3,600	Waters Corporation[d]	278,928
6,660	Zimmer Holdings, Inc.	392,474

	Total	27,033,695

Industrials (1.8%)
14,800	3M Company	1,350,204
21,700	Actuant Corporation	617,582
10,450	Boeing Company	772,359
13,309	CSX Corporation	305,308
10,400	Cummins, Inc.	997,360

Shares	Common Stock (13.6%)	Value

Industrials (1.8%) - continued
28,458	Deluxe Corporation	$805,931
17,300	Dover Corporation	942,331
23,772	EMCOR Group, Inc.	625,917
4,520	FedEx Corporation	408,156
18,300	GATX Corporation	769,881
21,621	General Electric Company	448,636
10,576	Honeywell International, Inc.	613,937
19,920	Jacobs Engineering Group, Inc.[d]	768,314
14,600	L-3 Communications Holdings, Inc.	1,034,994
14,100	Landstar System, Inc.	696,681
32,900	Lockheed Martin Corporation	2,936,983
85,392	Manitowoc Company, Inc.	1,024,704
5,900	Manpower, Inc.	209,922
27,800	McDermott International, Inc.[d]	325,260
5,900	Norfolk Southern Corporation	436,895
17,616	Oshkosh Corporation[d]	396,712
24,849	Parker Hannifin Corporation	1,995,872
32,300	Southwest Airlines Company	296,837
10,194	SPX Corporation	618,980
22,800	Tyco International, Ltd.	1,252,632
40,430	United Technologies Corporation	3,009,609

	Total	23,661,997

Information Technology (2.4%)
19,200	Accenture plc	1,157,760
10,800	Akamai Technologies, Inc.[d]	379,944
6,600	Alliance Data Systems Corporation[d]	858,000
8,202	Apple, Inc.[d]	5,009,453
33,000	Aruba Networks, Inc.[d]	467,940
97,800	Atmel Corporation[d]	573,108
24,400	Cavium, Inc.[d]	659,288
7,100	Citrix Systems, Inc.[d]	516,028
14,878	Cognizant Technology Solutions Corporation[d]	844,624
26,200	CoreLogic, Inc.[d]	602,600
27,199	eBay, Inc.[d]	1,204,916
1,644	Google, Inc.[d]	1,040,603
6,300	International Business Machines Corporation	1,234,674
9,621	Itron, Inc.[d]	374,930
18,014	Juniper Networks, Inc.[d]	315,785
2,800	MasterCard, Inc.	1,222,396
123,570	Microsoft Corporation	3,641,608
40,260	NetApp, Inc.[d]	1,315,294
35,206	NVIDIA Corporation[d]	476,689
24,300	OpenTable, Inc.[d]	883,548
92,090	Oracle Corporation	2,781,118
26	Palo Alto Networks, Inc.[d]	1,486
17,424	Plantronics, Inc.	571,856
15,700	QUALCOMM, Inc.	936,976
7,300	Teradata Corporation[d]	493,626
87,749	Teradyne, Inc.[d]	1,290,788
62,580	Texas Instruments, Inc.	1,704,679
22,189	TIBCO Software, Inc.[d]	623,289
19,200	VeriFone Systems, Inc.[d]	696,768
32,220	Xilinx, Inc.	1,043,928

	Total	32,923,702

Materials (0.3%)
43,300	AK Steel Holding Corporation	230,356
7,195	Albemarle Corporation	418,893
9,300	Buckeye Technologies, Inc.	280,116

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

Moderate Allocation Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Shares	Common Stock (13.6%)	Value

Materials (0.3%) - continued
6,900	Eagle Materials, Inc.	$239,775
21,578	Freeport-McMoRan Copper & Gold, Inc.	726,531
8,600	H.B. Fuller Company	251,292
5,650	LyondellBasell Industries NV	251,595
8,300	Materials Select Sector SPDR Fund	289,172
6,045	Sigma-Aldrich Corporation	418,314
8,668	Silgan Holdings, Inc.	357,208
30,059	Steel Dynamics, Inc.	387,461
17,800	SunCoke Energy, Inc.[d]	284,800

	Total	4,135,513

Telecommunications Services (0.1%)
17,042	Verizon Communications, Inc.	769,276
59,100	Windstream Corporation	588,636

	Total	1,357,912

Utilities (0.4%)
20,000	CMS Energy Corporation	493,200
33,640	NiSource, Inc.	860,848
26,718	NV Energy, Inc.	488,672
36,200	PNM Resources, Inc.	752,960
11,200	Public Service Enterprise Group, Inc.	372,288
24,100	Southern Company	1,160,415
16,283	Southwest Gas Corporation	727,199
19,780	Utilities Select Sector SPDR Fund	750,057

	Total	5,605,639

	Total Common Stock (cost $170,250,616)	183,177,171

Shares	Preferred Stock (<0.1%)	Value

Financials (<0.1%)
4,700	U.S. Bancorp, 6.000%[h]	128,404

	Total	128,404

	Total Preferred Stock (cost $118,655)	128,404

Shares	Collateral Held for Securities Loaned (<0.1%)	Value

427,999	Thrivent Financial Securities Lending Trust	427,999

	Total Collateral Held for Securities Loaned (cost $427,999)	427,999

Principal Amount	Short-Term Investments (9.6%)[i]	Value

	Federal Home Loan Bank Discount Notes
45,000,000	0.085%, 8/8/2012[j]	44,999,256
2,000,000	0.110%, 8/10/2012[j,k]	1,999,940
2,000,000	0.100%, 8/17/2012[j]	1,999,911
50,000,000	0.104%, 8/22/2012[j]	49,996,967
6,500,000	0.130%, 10/26/2012[j]	6,497,982
	Federal Home Loan Mortgage Corporation Discount Notes
18,500,000	0.105%, 8/27/2012[j]	18,498,597
4,400,000	0.160%, 12/17/2012[j,k]	4,397,301

Principal Amount	Short-Term Investments (9.6%)[i]	Value

	U.S. Treasury Bills
1,400,000	0.125%, 1/17/2013[j,k]	$1,399,178

	Total Short-Term Investments (at amortized cost)	129,789,132

	Total Investments (cost $1,381,953,533) 105.9%	$1,428,162,391

	Other Assets and Liabilities, Net (5.9%)	(79,516,345)

	Total Net Assets 100.0%	$1,348,646,046

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2012.
f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2012, the value of these investments was $16,220,828 or 1.2% of total net assets.
g	All or a portion of the security is on loan.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
j	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
k	At July 31, 2012, $7,796,420 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$81,425,919
Gross unrealized depreciation	(35,217,061)

Net unrealized appreciation (depreciation)	$46,208,858

Cost for federal income tax purposes	$1,381,953,533

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

Moderate Allocation Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2012, in valuing Moderate Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	1,104,707	–	1,104,707	–
Capital Goods	500,309	–	500,309	–
Communications Services	5,303,858	–	5,303,858	–
Consumer Cyclical	1,325,554	–	1,325,554	–
Consumer Non-Cyclical	3,746,149	–	3,746,149	–
Energy	1,059,773	–	1,059,773	–
Financials	487,653	–	487,653	–
Technology	1,651,201	–	1,651,201	–
Transportation	524,170	–	524,170	–
Utilities	729,669	–	729,669	–
Mutual Funds
Equity Mutual Funds	503,875,545	503,875,545	–	–
Fixed Income Mutual Funds	398,568,719	398,568,719	–	–
Long-Term Fixed Income
Asset-Backed Securities	1,916,090	–	1,916,090	–
Basic Materials	3,470,200	–	3,470,200	–
Capital Goods	4,138,949	–	4,138,949	–
Collateralized Mortgage Obligations	13,480,069	–	13,480,069	–
Commercial Mortgage-Backed Securities	17,331,809	–	17,331,809	–
Communications Services	9,824,024	–	9,824,024	–
Consumer Cyclical	5,951,784	–	5,951,784	–
Consumer Non-Cyclical	9,833,770	–	9,833,770	–
Energy	4,989,964	–	4,989,964	–
Financials	19,427,893	–	18,932,893	495,000
Mortgage-Backed Securities	80,079,297	–	80,079,297	–
Technology	3,319,992	–	3,319,992	–
Transportation	3,359,743	–	3,359,743	–
U.S. Government and Agencies	14,175,326	–	14,175,326	–
Utilities	4,463,468	–	4,463,468	–
Common Stock
Consumer Discretionary	21,390,813	21,390,813	–	–
Consumer Staples	16,124,503	16,124,503	–	–
Energy	20,195,360	19,467,846	727,514	–
Financials	30,748,037	30,748,037	–	–
Health Care	27,033,695	27,033,695	–	–
Industrials	23,661,997	23,661,997	–	–
Information Technology	32,923,702	32,923,702	–	–
Materials	4,135,513	4,135,513	–	–
Telecommunications Services	1,357,912	1,357,912	–	–
Utilities	5,605,639	5,605,639	–	–
Preferred Stock
Financials	128,404	128,404	–	–
Collateral Held for Securities Loaned	427,999	427,999	–	–
Short-Term Investments	129,789,132	–	129,789,132	–

Total	$1,428,162,391	$1,085,450,324	$342,217,067	$495,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

Moderate Allocation Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	5,684,308	5,684,308	–	–

Total Asset Derivatives	$5,684,308	$5,684,308	$–	$–

Liability Derivatives
Futures Contracts	1,486,301	1,486,301	–	–

Total Liability Derivatives	$1,486,301	$1,486,301	$–	$–

The significant unobservable input used in the fair value measurement of the Long-Term Fixed Income Financials Level 3 security is the lack of marketability. A significant increase or decrease in the input in isolation would result in a significantly lower or higher fair value measurement.

There were no significant transfers between the Levels during the period ended July 31, 2012. Transfers between the levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(100)	September 2012	($22,021,570)	($22,060,938)	($39,368)
10-Yr. U.S. Treasury Bond Futures	230	September 2012	30,545,141	30,970,938	425,797
20-Yr. U.S. Treasury Bond Futures	215	September 2012	31,575,422	32,471,718	896,296
Mini MSCI EAFE Index Futures	270	September 2012	18,147,513	19,232,100	1,084,587
Russell 2000 Index Mini-Futures	(188)	September 2012	(14,227,408)	(14,750,480)	(523,072)
S&P 400 Index Mini-Futures	(425)	September 2012	(38,966,639)	(39,890,500)	(923,861)
S&P 500 Index Futures	203	September 2012	66,483,322	69,760,950	3,277,628
Total Futures Contracts					$4,198,007

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderate Allocation Fund, is as follows:

Fund	Value October 31, 2011	Gross Purchases	Gross Sales	Shares Held at July 31, 2012	Value July 31, 2012	Income Earned November 1, 2011 - July 31, 2012
Natural Resources	$40,454,277	$58,416	$12,000,000	2,739,166	$24,405,968	$58,416
Partner Small Cap Growth	22,196,780	3,700,000	–	2,161,677	27,042,580	–
Partner Small Cap Value	23,625,437	405,357	–	1,582,271	25,142,282	156,706
Small Cap Stock	13,203,459	–	–	882,584	13,688,881	–
Mid Cap Growth	14,575,651	109,019	–	741,659	14,870,262	–
Partner Mid Cap Value	25,350,505	204,268	–	2,203,370	27,079,414	204,268
Mid Cap Stock	40,378,460	–	–	2,616,880	41,870,082	–
Partner Worldwide Allocation	126,777,721	1,329,038	–	15,371,774	127,278,287	1,329,038
Large Cap Growth	59,274,222	3,929	–	11,226,944	64,442,661	3,929
Large Cap Value	86,543,027	1,663,763	–	6,764,619	94,434,076	1,663,763
Large Cap Stock	36,483,289	371,798	6,000,000	1,435,716	32,849,176	371,798
Equity Income Plus	9,978,155	157,579	–	1,147,165	10,771,876	157,579
High Yield	49,604,487	2,748,288	8,954,831	9,217,107	45,532,510	2,743,492
Income	187,103,647	5,801,292	13,425,826	20,506,185	189,067,023	5,801,528
Government Bond	20,821,448	4,834,263	586,429	2,342,669	25,300,823	269,966
Limited Maturity Bond	183,522,499	2,217,409	49,046,123	11,040,475	138,668,363	2,216,761
Thrivent Financial Securities Lending Trust	–	26,479,193	26,051,194	427,999	427,999	1,497
Total Value and Income Earned	939,893,064				902,872,263	14,978,741

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

Moderately Conservative Allocation Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Bank Loans (1.6%)[a]	Value

Basic Materials (0.1%)
	Arch Coal, Inc., Term Loan
$350,000	5.750%, 5/1/2018	$343,147
	Ineos US Finance, LLC, Term Loan
450,217	6.500%, 5/4/2018	440,839

	Total	783,986

Capital Goods (0.1%)
	Reynolds Group, Term Loan
344,310	5.250%, 8/9/2018[b,c]	348,700

	Total	348,700

Communications Services (0.5%)
	Atlantic Broadband Finance, LLC, Term Loan
255,000	5.250%, 3/20/2019	255,255
	Charter Communications Operating, LLC, Term Loan
204,487	4.000%, 3/28/2019	204,087
	Clear Channel Communications, Term Loan
255,000	3.896%, 1/29/2016	192,897
	Cumulus Media Holdings, Inc., Term Loan
478,910	5.750%, 9/16/2018	480,193
	Lawson Software, Inc., Term Loan
254,363	5.025%, 3/16/2018[b,c]	256,395
	Liberty Cablevision of Puerto Rico, Ltd., Term Loan
345,000	0.000%, 6/30/2017[b,c]	343,275
	Toys R Us, Inc., Term Loan
205,000	5.250%, 5/25/2018	190,650
	Univision Communications, Inc., Term Loan
280,000	2.246%, 9/29/2014	274,168
	WideOpenWest Finance, LLC, Term Loan
520,000	3.125%, 7/12/2018[b,c]	514,410
	Zayo Group, LLC, Term Loan
520,000	6.368%, 6/14/2019[b,c]	525,527

	Total	3,236,857

Consumer Cyclical (0.1%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
355,285	5.500%, 2/28/2017	354,308
	Ceridian Corporation, Term Loan
140,000	3.000%, 11/9/2014[b,c]	137,690
	Chrysler Group, LLC, Term Loan
254,358	6.000%, 5/24/2017	258,173

	Total	750,171

Consumer Non-Cyclical (0.4%)
	Bausch & Lomb, Inc., Term Loan
345,000	5.250%, 4/17/2019	344,624
	CHS/Community Health Systems, Inc., Term Loan
345,000	3.967%, 1/25/2017	342,647
	DJO Finance, LLC, Term Loan
345,000	5.000%, 9/15/2017[b,c]	344,828
	Grifols, Inc., Term Loan
345,000	4.500%, 6/4/2017	344,324

Principal Amount	Bank Loans (1.6%)[a]	Value
Consumer Non-Cyclical (0.4%) - continued
	Hologic, Inc., Term Loan
$410,000	0.000%, 7/19/2019[b,c]	$412,563
	Roundy’s Supermarkets, Inc., Term Loan
289,275	5.750%, 2/13/2019	286,382
	Visant Corporation, Term Loan
380,000	5.250%, 12/22/2016	367,889

	Total	2,443,257

Energy (0.1%)
	Chesapeake Energy Corporation, Term Loan
465,000	8.500%, 12/2/2017	463,647
	GenOn Energy, Inc., Term Loan
274,302	6.000%, 9/20/2017	276,189

	Total	739,836

Financials (0.1%)
	Nuveen Investments, Inc., Term Loan
345,000	5.956%, 5/13/2017	343,347

	Total	343,347

Technology (0.1%)
	First Data Corporation Extended, Term Loan
255,000	4.247%, 3/26/2018	237,150
	Freescale Semiconductor, Inc., Term Loan
473,812	6.000%, 2/28/2019	459,991
	Intelsat Jackson Holdings SA, Term Loan
254,356	5.250%, 4/2/2018	254,420

	Total	951,561

Transportation (<0.1%)
	Delta Air Lines, Inc., Term Loan
254,358	5.500%, 4/20/2017	254,597

	Total	254,597

Utilities (0.1%)
	NGPL PipeCo, LLC, Term Loan
520,000	6.750%, 5/15/2017	512,741

	Total	512,741

	Total Bank Loans (cost $10,382,233)	10,365,053

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

Moderately Conservative Allocation Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Shares	Mutual Funds (60.0%)	Value

Equity Mutual Funds (20.7%)
1,197,141	Thrivent Natural Resources Fund	$10,666,524
626,155	Thrivent Partner Small Cap Value Fund	9,949,603
167,827	Thrivent Small Cap Stock Fund[d]	2,602,999
1,091,303	Thrivent Partner Mid Cap Value Fund	13,412,114
426,187	Thrivent Mid Cap Stock Fund[d]	6,818,994
4,393,476	Thrivent Partner Worldwide Allocation Fund	36,377,979
2,404,707	Thrivent Large Cap Growth Fund	13,803,020
2,386,109	Thrivent Large Cap Value Fund	33,310,084
29,860	Thrivent Large Cap Stock Fund	683,208
473,621	Thrivent Equity Income Plus Fund	4,447,304

	Total	132,071,829

Fixed Income Mutual Funds (39.3%)
4,925,689	Thrivent High Yield Fund	24,332,902
8,211,923	Thrivent Income Fund	75,713,930
1,147,077	Thrivent Government Bond Fund	12,388,432
10,970,483	Thrivent Limited Maturity Bond Fund	137,789,269

	Total	250,224,533

	Total Mutual Funds (cost $365,127,081)	382,296,362

Principal Amount	Long-Term Fixed Income (23.5%)	Value

Asset-Backed Securities (0.3%)
	Morgan Stanley Capital, Inc.
890,020	0.396%, 2/25/2037[e]	439,631
	Renaissance Home Equity Loan Trust
2,300,000	6.011%, 5/25/2036	1,290,834

	Total	1,730,465

Basic Materials (0.5%)
	ArcelorMittal
75,000	5.375%, 6/1/2013	77,095
	Arch Coal, Inc.
390,000	7.000%, 6/15/2019[f]	340,275
	BHP Billiton Finance, Ltd.
191,000	1.000%, 2/24/2015	192,499
	Dow Chemical Company
190,000	5.900%, 2/15/2015	212,520
175,000	4.250%, 11/15/2020	195,144
	FMG Resources Property, Ltd.
390,000	8.250%, 11/1/2019[g]	410,475
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
370,000	8.875%, 2/1/2018	374,625
	International Paper Company
127,000	5.300%, 4/1/2015	139,506
	LyondellBasell Industries NV
315,000	5.000%, 4/15/2019	341,775
	Novelis, Inc.
395,000	8.375%, 12/15/2017	432,525
	Rio Tinto Finance USA, Ltd.
270,000	1.125%, 3/20/2015	272,025

	Total	2,988,464

Principal Amount	Long-Term Fixed Income (23.5%)	Value

Capital Goods (0.5%)
	Bombardier, Inc.
$370,000	5.750%, 3/15/2022[f,g]	$371,850
	Case New Holland, Inc.
390,000	7.875%, 12/1/2017	457,275
	Caterpillar Financial Services Corporation
175,000	1.050%, 3/26/2015	176,926
80,000	1.100%, 5/29/2015	81,095
	John Deere Capital Corporation
106,000	0.875%, 4/17/2015	106,610
	Raytheon Company
190,000	1.625%, 10/15/2015	194,699
	RBS Global, Inc./Rexnord, LLC
370,000	8.500%, 5/1/2018	407,925
	Reynolds Group Issuer, Inc.
390,000	6.875%, 2/15/2021	415,350
	Sealed Air Corporation
385,000	8.375%, 9/15/2021[g]	438,900
	Textron, Inc.
253,000	5.600%, 12/1/2017	280,591
	United Technologies Corporation
40,000	0.967%, 6/1/2015[e]	40,461
40,000	1.800%, 6/1/2017	41,549
20,000	4.500%, 6/1/2042	23,193
	UR Financing Escrow Corporation
370,000	7.375%, 5/15/2020[g]	391,275

	Total	3,427,699

Collateralized Mortgage Obligations (1.1%)
	Citigroup Mortgage Loan Trust, Inc.
366,293	5.500%, 11/25/2035	305,053
	CitiMortgage Alternative Loan Trust
1,215,846	5.750%, 4/25/2037	877,947
	Countrywide Alternative Loan Trust
421,005	6.500%, 8/25/2036	255,875
254,264	6.000%, 1/25/2037	189,324
1,472,851	5.500%, 5/25/2037	1,046,836
1,199,575	7.000%, 10/25/2037	747,198
	Countrywide Home Loans, Inc.
529,289	5.750%, 4/25/2037	446,780
	Deutsche Alt-A Securities, Inc.
210,595	5.500%, 10/25/2021	208,547
431,926	6.000%, 10/25/2021	376,652
	J.P. Morgan Mortgage Trust
110,252	2.772%, 10/25/2036	79,973
1,262,928	6.250%, 8/25/2037	825,801
	MASTR Alternative Loans Trust
292,076	6.500%, 7/25/2034	309,230
755,284	0.696%, 12/25/2035[e]	389,158
	Merrill Lynch Alternative Note Asset Trust
282,023	6.000%, 3/25/2037	212,100
	Residential Asset Securitization Trust
929,270	0.626%, 8/25/2037[e]	265,498
	Sequoia Mortgage Trust
260,404	5.271%, 9/20/2046	90,840

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

Moderately Conservative Allocation Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (23.5%)	Value

Collateralized Mortgage Obligations (1.1%) - continued
	WaMu Mortgage Pass Through Certificates
$259,742	2.512%, 9/25/2036	$180,734
248,603	2.555%, 10/25/2036	179,893

	Total	6,987,439

Commercial Mortgage-Backed Securities (2.0%)
	Banc of America Commercial Mortgage, Inc.
1,600,000	5.634%, 4/10/2049	1,847,650
2,450,000	5.661%, 6/10/2049	2,787,921
	Bear Stearns Commercial Mortgage Securities, Inc.
1,000,000	5.331%, 2/11/2044	1,085,162
	Credit Suisse First Boston Mortgage Securities
1,700,000	5.542%, 1/15/2049	1,864,721
	Credit Suisse Mortgage Capital Certificates
1,850,000	5.509%, 9/15/2039	1,854,675
	Greenwich Capital Commercial Funding Corporation
1,000,000	5.867%, 12/10/2049	1,002,603
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
800,000	5.734%, 2/12/2049	818,374
	Morgan Stanley Capital, Inc.
500,000	5.406%, 3/15/2044	499,603
	Wachovia Bank Commercial Mortgage Trust
1,200,000	5.603%, 10/15/2048	1,222,502

	Total	12,983,211

Communications Services (1.2%)
	AMC Networks, Inc.
250,000	7.750%, 7/15/2021	283,125
	America Movil SAB de CV
195,000	3.125%, 7/16/2022	200,641
	AT&T, Inc.
254,000	2.400%, 8/15/2016	267,537
	British Telecommunications plc
170,000	2.000%, 6/22/2015	173,700
	Cablevision Systems Corporation
395,000	8.625%, 9/15/2017	451,288
	CCO Holdings, LLC
385,000	7.000%, 1/15/2019	422,538
	CenturyLink, Inc.
300,000	5.800%, 3/15/2022	318,362
	Comcast Corporation
270,000	6.500%, 1/15/2015	306,061
85,000	4.650%, 7/15/2042	93,172
	Digicel, Ltd.
290,000	8.250%, 9/1/2017[g]	303,775
	DIRECTV Holdings, LLC/DIRECTV Financing Company, Inc.
191,000	2.400%, 3/15/2017	196,079
	Dish DBS Corporation
275,000	4.625%, 7/15/2017[g]	279,125
275,000	5.875%, 7/15/2022[g]	283,250

Principal Amount	Long-Term Fixed Income (23.5%)	Value

Communications Services (1.2%) - continued
	Frontier Communications Corporation
$385,000	8.125%, 10/1/2018	$419,650
	Hughes Satellite Systems Corporation
395,000	6.500%, 6/15/2019	424,625
	Intelsat Jackson Holdings SA
395,000	7.250%, 4/1/2019	422,156
	Level 3 Financing, Inc.
410,000	8.625%, 7/15/2020	439,725
	NBCUniversal Media, LLC
191,000	2.875%, 4/1/2016	201,538
	News America, Inc.
85,000	5.300%, 12/15/2014	93,444
	Nippon Telegraph & Telephone Corporation
130,000	1.400%, 7/18/2017	130,953
	SBA Telecommunications, Inc.
100,000	5.750%, 7/15/2020[g]	105,250
	Sprint Nextel Corporation
135,000	9.125%, 3/1/2017[g]	150,188
145,000	9.000%, 11/15/2018[g]	169,288
	Telefonica Emisiones SAU
80,000	3.729%, 4/27/2015	75,234
	Time Warner Cable, Inc.
106,000	7.500%, 4/1/2014	117,397
106,000	3.500%, 2/1/2015	112,431
	UPCB Finance V, Ltd.
390,000	7.250%, 11/15/2021[g]	415,350
	Verizon Communications, Inc.
254,000	5.500%, 2/15/2018	307,799
	Virgin Media Finance plc
370,000	5.250%, 2/15/2022	382,950
	Vivendi SA
191,000	2.400%, 4/10/2015[g]	191,086
	Vodafone Group plc
175,000	3.375%, 11/24/2015	188,253

	Total	7,925,970

Consumer Cyclical (0.7%)
	Chrysler Group, LLC
380,000	8.000%, 6/15/2019[f]	395,200
	Daimler Finance North America, LLC
150,000	1.238%, 4/10/2014[e,g]	150,204
150,000	1.650%, 4/10/2015[g]	151,619
	Federated Retail Holdings, Inc.
191,000	5.900%, 12/1/2016	223,051
	Ford Motor Credit Company, LLC
168,000	2.750%, 5/15/2015	169,341
370,000	5.000%, 5/15/2018	394,367
	Host Hotels and Resorts, LP
275,000	6.000%, 11/1/2020	304,219
	Lennar Corporation
285,000	12.250%, 6/1/2017	374,419
	Limited Brands, Inc.
225,000	5.625%, 2/15/2022	235,687
	Macy’s Retail Holdings, Inc.
191,000	3.875%, 1/15/2022	205,786
	MGM Resorts International
345,000	7.625%, 1/15/2017	353,194

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

Moderately Conservative Allocation Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (23.5%)	Value

Consumer Cyclical (0.7%) - continued
	Rite Aid Corporation
$290,000	7.500%, 3/1/2017	$297,613
	Service Corporation International
270,000	8.000%, 11/15/2021	317,925
	Time Warner, Inc.
106,000	3.150%, 7/15/2015	112,640
	Toyota Motor Credit Corporation
80,000	1.750%, 5/22/2017	82,437
	Toys R Us Property Company II, LLC
390,000	8.500%, 12/1/2017	421,200
	Viacom, Inc.
50,000	4.375%, 9/15/2014	53,559
50,000	1.250%, 2/27/2015	50,430
	Volkswagen International Finance NV
175,000	1.625%, 3/22/2015[g]	176,787

	Total	4,469,678

Consumer Non-Cyclical (1.2%)
	Amgen, Inc.
75,000	4.850%, 11/18/2014	81,509
75,000	2.125%, 5/15/2017	77,201
	Anheuser-Busch InBev Worldwide, Inc.
106,000	0.998%, 1/27/2014[e]	106,795
65,000	0.800%, 7/15/2015	65,246
130,000	1.375%, 7/15/2017	131,297
	Aristotle Holding, Inc.
127,000	2.750%, 11/21/2014[g]	130,927
	BAT International Finance plc
160,000	1.400%, 6/5/2015[g]	160,979
80,000	2.125%, 6/7/2017[g]	81,368
	Beam, Inc.
38,000	1.875%, 5/15/2017	38,660
	Biomet, Inc.
210,000	6.500%, 8/1/2020[c,g]	216,300
	Boston Scientific Corporation
270,000	5.450%, 6/15/2014	289,715
16,000	4.500%, 1/15/2015	17,126
	Bunge Limited Finance Corporation
160,000	3.200%, 6/15/2017	164,603
	Capella Healthcare, Inc.
380,000	9.250%, 7/1/2017	402,800
	Cardinal Health, Inc.
80,000	1.900%, 6/15/2017	81,242
	Community Health Systems, Inc.
270,000	8.000%, 11/15/2019	292,275
	Covidien International Finance SA
160,000	1.350%, 5/29/2015	161,688
80,000	3.200%, 6/15/2022	85,300
	Express Scripts, Inc.
106,000	3.125%, 5/15/2016	112,202
	Fresenius Medical Care US Finance II, Inc.
280,000	5.625%, 7/31/2019[g]	300,650
	Gilead Sciences, Inc.
85,000	2.400%, 12/1/2014	88,052
85,000	3.050%, 12/1/2016	90,954
	GlaxoSmithKline Capital plc
75,000	0.750%, 5/8/2015	75,328

Principal Amount	Long-Term Fixed Income (23.5%)	Value

Consumer Non-Cyclical (1.2%) - continued
$75,000	1.500%, 5/8/2017	$76,504
	Grifols, Inc.
345,000	8.250%, 2/1/2018	377,775
	HCA, Inc.
370,000	5.875%, 3/15/2022	398,213
	JBS USA, LLC
370,000	7.250%, 6/1/2021[g]	351,500
	Kellogg Company
75,000	1.125%, 5/15/2015	75,690
75,000	1.750%, 5/17/2017	76,292
	Kinetic Concepts, Inc./KCI USA, Inc.
385,000	10.500%, 11/1/2018[g]	407,137
	Kraft Foods, Inc.
160,000	1.625%, 6/4/2015[g]	162,699
100,000	2.250%, 6/5/2017[g]	103,170
	Libbey Glass, Inc.
80,000	6.875%, 5/15/2020[g]	84,400
	Lorillard Tobacco Company
234,000	3.500%, 8/4/2016	247,929
	Pfizer, Inc.
191,000	6.200%, 3/15/2019	246,089
	SABMiller Holdings, Inc.
200,000	1.850%, 1/15/2015[g]	204,696
200,000	2.450%, 1/15/2017[g]	208,351
	Safeway, Inc.
147,000	4.750%, 12/1/2021	143,315
	Spectrum Brands Holdings, Inc.
385,000	9.500%, 6/15/2018	439,862
	Teva Pharmaceutical Finance Company BV
75,000	2.400%, 11/10/2016	78,776
	Teva Pharmaceutical Finance IV, LLC
148,000	1.700%, 11/10/2014	150,916
	Tyson Foods, Inc.
160,000	4.500%, 6/15/2022	161,600
	Valeant Pharmaceuticals International
390,000	6.875%, 12/1/2018[g]	411,937

	Total	7,659,068

Energy (0.6%)
	Anadarko Petroleum Corporation
40,000	5.750%, 6/15/2014	42,956
	Apache Corporation
191,000	1.750%, 4/15/2017	196,963
	BP Capital Markets plc
192,000	3.625%, 5/8/2014	202,039
192,000	3.125%, 10/1/2015	205,345
75,000	1.846%, 5/5/2017	76,997
113,000	3.245%, 5/6/2022	121,669
	Concho Resources, Inc.
540,000	5.500%, 10/1/2022	546,750
	Denbury Resources, Inc.
380,000	6.375%, 8/15/2021	407,550
	Harvest Operations Corporation
465,000	6.875%, 10/1/2017[g]	498,712
	Linn Energy, LLC
390,000	7.750%, 2/1/2021	411,450
	Phillips 66
100,000	1.950%, 3/5/2015[g]	101,675
150,000	2.950%, 5/1/2017[g]	157,338

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

Moderately Conservative Allocation Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (23.5%)	Value

Energy (0.6%) - continued
	Samson Investment Company
$375,000	9.750%, 2/15/2020[g]	$389,063
	Suncor Energy, Inc.
107,000	6.100%, 6/1/2018	130,181
	Transocean, Inc.
65,000	5.050%, 12/15/2016	71,965
130,000	6.000%, 3/15/2018	149,675
	Weatherford International, Ltd.
191,000	6.750%, 9/15/2040	220,407

	Total	3,930,735

Financials (2.4%)
	Ally Financial, Inc.
370,000	5.500%, 2/15/2017	385,454
	American Express Company
106,000	7.250%, 5/20/2014	117,730
	American Express Credit Corporation
80,000	2.375%, 3/24/2017	84,057
	American International Group, Inc.
191,000	3.000%, 3/20/2015	194,440
191,000	3.800%, 3/22/2017	198,511
	ANZ National International, Ltd. of London
197,000	3.125%, 8/10/2015[g]	203,938
	Bank of America Corporation
275,000	7.750%, 8/15/2015	303,599
190,000	3.875%, 3/22/2017	198,338
	Bank of New York Mellon Corporation
190,000	1.700%, 11/24/2014	193,899
	Bank of Nova Scotia
190,000	1.850%, 1/12/2015	194,819
	BBVA Bancomer SA
195,000	6.750%, 9/30/2022[g]	201,825
	Berkshire Hathaway, Inc.
150,000	1.600%, 5/15/2017	153,153
	BlackRock, Inc.
80,000	1.375%, 6/1/2015	81,306
	Capital One Capital V
130,000	10.250%, 8/15/2039	134,550
	Capital One Financial Corporation
38,000	1.605%, 7/15/2014[e]	37,759
190,000	2.150%, 3/23/2015	192,984
	CIT Group, Inc.
103,656	7.000%, 5/2/2017[g]	104,174
345,000	4.250%, 8/15/2017	345,000
	Citigroup, Inc.
190,000	5.850%, 7/2/2013	197,399
190,000	5.125%, 5/5/2014	199,281
340,000	5.000%, 9/15/2014	354,197
196,000	4.750%, 5/19/2015	207,607
195,000	6.000%, 8/15/2017	220,805
	CNA Financial Corporation
445,000	7.350%, 11/15/2019	542,120
	Credit Suisse New York, NY
197,000	5.500%, 5/1/2014	210,164
	Credit Suisse USA, Inc.
190,000	5.375%, 3/2/2016	210,679

Principal Amount	Long-Term Fixed Income (23.5%)	Value

Financials (2.4%) - continued
	Developers Diversified Realty Corporation
$262,000	7.500%, 4/1/2017	$301,500
260,000	7.875%, 9/1/2020	321,051
	Discover Bank
196,000	8.700%, 11/18/2019	247,784
	Eksportfinans ASA
75,000	3.000%, 11/17/2014	71,625
	General Electric Capital Corporation
75,000	1.152%, 4/24/2014[e]	75,081
175,000	0.728%, 9/15/2014[e]	173,397
191,000	2.150%, 1/9/2015	195,848
85,000	1.336%, 5/9/2016[e]	84,098
106,000	2.950%, 5/9/2016	111,460
75,000	2.300%, 4/27/2017	76,669
175,000	6.750%, 3/15/2032	227,020
	Goldman Sachs Group, Inc.
190,000	5.000%, 10/1/2014	200,877
190,000	3.700%, 8/1/2015	194,824
190,000	0.918%, 3/22/2016[e]	175,373
	Hartford Financial Services Group, Inc.
40,000	7.300%, 11/1/2015	45,436
191,000	4.000%, 10/15/2017	196,163
	Health Care REIT, Inc.
175,000	6.500%, 3/15/2041	205,163
	HSBC Bank plc
85,000	1.255%, 1/17/2014[e,g]	85,195
	HSBC Holdings plc
148,000	4.000%, 3/30/2022	158,401
	Icahn Enterprises, LP
90,000	8.000%, 1/15/2018[g]	95,625
370,000	8.000%, 1/15/2018	393,125
	ING Bank NV
250,000	3.750%, 3/7/2017[g]	258,127
	International Lease Finance Corporation
370,000	5.875%, 4/1/2019	384,717
	J.P. Morgan Chase & Company
190,000	4.650%, 6/1/2014	201,923
262,000	1.875%, 3/20/2015	265,133
	J.P. Morgan Chase Bank NA
170,000	0.798%, 6/13/2016[e]	158,553
	Lloyds TSB Bank plc
508,000	4.200%, 3/28/2017	529,849
	MetLife Institutional Funding II
175,000	1.361%, 4/4/2014[e,g]	176,007
	Morgan Stanley
294,000	6.000%, 5/13/2014	309,357
270,000	4.750%, 3/22/2017	273,944
	Murray Street Investment Trust I
229,000	4.647%, 3/9/2017	235,391
	Nordea Bank AB
200,000	2.250%, 3/20/2015[g]	202,662
	Omega Healthcare Investors, Inc.
280,000	5.875%, 3/15/2024[g]	299,600
	PNC Funding Corporation
200,000	3.300%, 3/8/2022	210,868
	Prudential Covered Trust
130,000	2.997%, 9/30/2015[g]	132,663
	Prudential Financial, Inc.
200,000	6.200%, 11/15/2040	228,786

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
32

Moderately Conservative Allocation Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (23.5%)	Value

Financials (2.4%) - continued
	Regions Bank
$310,000	7.500%, 5/15/2018	$356,500
	Royal Bank of Scotland plc
191,000	4.875%, 8/25/2014[g]	199,039
	Santander US Debt SAU
170,000	3.724%, 1/20/2015[g]	160,514
	SLM Corporation
340,000	6.250%, 1/25/2016	360,400
	Svenska Handelsbanken AB
191,000	3.125%, 7/12/2016	198,757
	U.S. Bancorp
191,000	3.150%, 3/4/2015	202,678
75,000	1.650%, 5/15/2017	76,548
	Ventas Realty, LP
43,000	4.000%, 4/30/2019	45,817
	Wachovia Corporation
465,000	5.625%, 10/15/2016	530,007
	WEA Finance, LLC
10,000	7.500%, 6/2/2014[g]	10,910
87,000	5.125%, 11/15/2014[g]	92,296
191,000	5.700%, 10/1/2016[g]	212,630
	Wells Fargo & Company
126,000	2.100%, 5/8/2017	129,012

	Total	15,546,191

Mortgage-Backed Securities (9.6%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
7,550,000	3.000%, 8/1/2027[c]	7,931,041
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
8,680,000	3.000%, 8/1/2027[c]	9,150,621
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
7,930,000	3.500%, 8/1/2042[c]	8,413,238
21,747,500	4.000%, 8/1/2042[c]	23,307,209
11,032,500	5.500%, 8/1/2042[c]	12,102,995

	Total	60,905,104

Technology (0.4%)
	Amkor Technology, Inc.
385,000	6.625%, 6/1/2021	382,112
	Equinix, Inc.
385,000	8.125%, 3/1/2018	426,388
	First Data Corporation
370,000	7.375%, 6/15/2019[g]	386,187
	Freescale Semiconductor, Inc.
385,000	9.250%, 4/15/2018[g]	411,950
	Hewlett-Packard Company
175,000	2.018%, 9/19/2014[e]	177,223
300,000	2.600%, 9/15/2017	299,325
	International Business Machines Corporation
150,000	0.750%, 5/11/2015	150,907
	Samsung Electronics America, Inc.
212,000	1.750%, 4/10/2017[g]	213,887

Principal Amount	Long-Term Fixed Income (23.5%)	Value

Technology (0.4%) - continued
	Xerox Corporation
$125,000	7.200%, 4/1/2016	$146,157

	Total	2,594,136

Transportation (0.4%)
	Avis Budget Car Rental, LLC
380,000	8.250%, 1/15/2019	408,025
	Continental Airlines, Inc.
270,000	6.750%, 9/15/2015[g]	280,800
75,000	4.150%, 4/11/2024	75,098
	CSX Corporation
106,000	6.250%, 4/1/2015	121,089
	Delta Air Lines, Inc.
196,000	6.750%, 5/23/2017	199,920
33,000	4.750%, 5/7/2020	33,495
	Hertz Corporation
375,000	6.750%, 4/15/2019	393,750
	Kansas City Southern de Mexico SA de CV
150,000	8.000%, 2/1/2018	167,625
	Navios Maritime Acquisition Corporation
385,000	8.625%, 11/1/2017	360,937
	Navios Maritime Holdings, Inc.
275,000	8.875%, 11/1/2017[g]	275,000

	Total	2,315,739

U.S. Government and Agencies (2.0%)
	Eksportfinans ASA
75,000	5.500%, 5/25/2016	73,312
	U.S. Treasury Bonds
550,000	4.375%, 5/15/2040	758,055
1,560,000	3.000%, 5/15/2042	1,696,500
	U.S. Treasury Notes
2,150,000	2.500%, 4/30/2015	2,281,520
1,800,000	0.250%, 5/15/2015	1,798,735
750,000	1.000%, 10/31/2016	766,113
4,000,000	0.750%, 6/30/2017	4,030,936
250,000	1.250%, 4/30/2019	255,156
1,160,000	2.000%, 2/15/2022	1,217,094

	Total	12,877,421

Utilities (0.6%)
	AES Corporation
390,000	7.375%, 7/1/2021[g]	446,063
	CenterPoint Energy, Inc.
151,000	6.850%, 6/1/2015	170,853
	Consolidated Edison Company of New York, Inc.
200,000	4.200%, 3/15/2042	226,879
	Crosstex Energy, LP/Crosstex Energy Finance Corporation
385,000	8.875%, 2/15/2018	408,100
	Exelon Corporation
270,000	4.900%, 6/15/2015	295,340
	FirstEnergy Solutions Corporation
270,000	4.800%, 2/15/2015	288,652
	Inergy, LP
130,000	7.000%, 10/1/2018	134,225
	ITC Holdings Corporation
169,000	5.875%, 9/30/2016[g]	194,657

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
33

Moderately Conservative Allocation Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (23.5%)	Value

Utilities (0.6%) - continued
	NextEra Energy Capital Holdings, Inc.
$80,000	1.611%, 6/1/2014	$80,637
	NGPL PipeCo, LLC
375,000	9.625%, 6/1/2019[g]	407,813
	NiSource Finance Corporation
85,000	5.400%, 7/15/2014	91,570
107,000	6.400%, 3/15/2018	125,993
	Pacific Gas & Electric Company
191,000	5.625%, 11/30/2017	230,662
	Sempra Energy
148,000	2.300%, 4/1/2017	153,669
191,000	6.150%, 6/15/2018	234,702

	Total	3,489,815

	Total Long-Term Fixed Income (cost $146,684,089)	149,831,135

Shares	Common Stock (11.1%)	Value

Consumer Discretionary (1.3%)
2,400	Amazon.com, Inc.[d]	559,920
575	AutoZone, Inc.[d]	215,757
6,200	Big Lots, Inc.[d]	251,162
5,800	BJ’s Restaurants, Inc.[d]	229,564
3,400	CBS Corporation	113,764
1,800	Charter Communications, Inc.[d]	138,456
4,900	Children’s Place Retail Stores, Inc.[d]	248,920
25,700	Comcast Corporation	836,535
8,688	Delphi Automotive plc[d]	246,652
2,700	DISH Network Corporation	83,052
2,290	Dollar Tree, Inc.[d]	115,279
9,454	Foot Locker, Inc.	312,171
1,650	Harley-Davidson, Inc.	71,330
6,000	Home Depot, Inc.	313,080
30,408	Las Vegas Sands Corporation	1,107,459
4,840	Life Time Fitness, Inc.[d]	219,785
14,890	Lowe’s Companies, Inc.	377,759
8,800	Meredith Corporation	290,752
17,600	News Corporation	408,144
3,500	NIKE, Inc.	326,725
2,100	Omnicom Group, Inc.	105,378
728	Panera Bread Company[d]	114,653
6,900	Penn National Gaming, Inc.[d]	268,548
900	PetSmart, Inc.	59,499
18,549	Pier 1 Imports, Inc.	305,873
600	Priceline.com, Inc.[d]	397,044
11,200	Sally Beauty Holdings, Inc.[d]	295,904
3,440	Time Warner Cable, Inc.	292,159
2,700	Toll Brothers, Inc.[d]	78,759
4,901	WMS Industries, Inc.[d]	90,031

	Total	8,474,114

Consumer Staples (1.0%)
15,600	Altria Group, Inc.	561,132
9,938	Anheuser-Busch InBev NV ADR	787,288
8,640	Archer-Daniels-Midland Company	225,418
5,250	British American Tobacco plc ADR	556,553
6,100	Colgate-Palmolive Company	654,896
4,410	CVS Caremark Corporation	199,552

Shares	Common Stock (11.1%)	Value

Consumer Staples (1.0%) - continued
3,040	Diageo plc ADR	$324,976
6,112	Ingredion, Inc.	317,335
2,170	Kimberly-Clark Corporation	188,595
9,911	Kraft Foods, Inc.	393,566
12,703	Philip Morris International, Inc.	1,161,562
1,902	TreeHouse Foods, Inc.[d]	106,493
4,940	Unilever NV ADR	171,171
20,900	Walgreen Company	759,924

	Total	6,408,461

Energy (1.2%)
10,419	Alpha Natural Resources, Inc.[d]	73,037
11,180	Apache Corporation	962,822
9,940	BP plc ADR	396,606
2,840	Chevron Corporation	311,207
18,075	ConocoPhillips	984,003
12,500	Consol Energy, Inc.	362,250
1,700	Ensco plc	92,361
6,053	EOG Resources, Inc.	593,255
5,060	EQT Corporation	285,384
7,000	Exxon Mobil Corporation	607,950
5,800	Helix Energy Solutions Group, Inc.[d]	103,704
1,765	National Oilwell Varco, Inc.	127,609
2,100	Newfield Exploration Company[d]	64,113
11,510	Occidental Petroleum Corporation	1,001,715
18,619	Petroleum Geo-Services ASA	272,454
7,570	Schlumberger, Ltd.	539,438
2,800	Southwestern Energy Company[d]	93,100
11,852	Swift Energy Company[d]	221,514
4,170	Valero Energy Corporation	114,675
50,200	Weatherford International, Ltd.[d]	604,910

	Total	7,812,107

Financials (1.8%)
3,570	ACE, Ltd.	262,395
2,376	Affiliated Managers Group, Inc.[d]	265,138
700	Allied World Assurance Company Holdings AG	52,801
2,600	American Campus Communities, Inc.	123,916
7,400	Ameriprise Financial, Inc.	382,728
4,700	Apartment Investment & Management Company	128,921
2,000	Aspen Insurance Holdings, Ltd.	57,480
2,420	Capital One Financial Corporation	136,706
5,700	CBL & Associates Properties, Inc.	112,461
13,400	Charles Schwab Corporation	169,242
46,540	Citigroup, Inc.	1,262,630
7,000	CME Group, Inc.	364,770
5,500	Douglas Emmett, Inc.	129,305
7,155	Duke Realty Corporation	103,461
1,800	Endurance Specialty Holdings, Ltd.	62,406
1,600	Equity Lifestyle Properties, Inc.	115,072
3,060	Goldman Sachs Group, Inc.	308,754
8,080	HCC Insurance Holdings, Inc.	247,571
1,900	Home Properties, Inc.	124,659
9,139	Host Hotels & Resorts, Inc.	134,161
15,100	Huntington Bancshares, Inc.	93,846
4,200	iShares Russell 2000 Index Fund	329,070
39,963	J.P. Morgan Chase & Company	1,438,668

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
34

Moderately Conservative Allocation Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Shares	Common Stock (11.1%)	Value

Financials (1.8%) - continued
16,140	KKR & Company, LP	$225,799
2,773	Lazard, Ltd.	74,455
1,000	M&T Bank Corporation	85,840
19,813	Marsh & McLennan Companies, Inc.	657,990
13,720	MetLife, Inc.	422,164
4,300	NASDAQ OMX Group, Inc.	97,610
2,100	Northern Trust Corporation	95,340
7,000	Och-Ziff Capital Management Group, LLC	50,750
14,358	Ocwen Financial Corporation[d]	283,714
15,053	Popular, Inc.[d]	226,849
700	ProAssurance Corporation	62,699
14,300	Progressive Corporation	282,282
8,700	State Street Corporation	351,306
13,970	SunTrust Banks, Inc.	330,391
2,890	SVB Financial Group[d]	167,071
3,700	Tanger Factory Outlet Centers, Inc.	119,140
843	Taubman Centers, Inc.	65,349
2,600	Tower Group, Inc.	48,464
5,846	W.R. Berkley Corporation	214,139
23,780	Wells Fargo & Company	804,002
19,430	Zions Bancorporation	353,626

	Total	11,425,141

Health Care (1.6%)
7,600	Abbott Laboratories	503,956
900	Alexion Pharmaceuticals, Inc.[d]	94,365
9,200	Align Technology, Inc.[d]	312,432
12,700	Baxter International, Inc.	743,077
4,400	Biogen Idec, Inc.[d]	641,652
32,600	Bristol-Myers Squibb Company	1,160,560
892	C.R. Bard, Inc.	86,756
10,900	Covidien plc	609,092
16,600	Eli Lilly and Company	730,898
9,500	Endo Pharmaceutical Holdings, Inc.[d]	282,435
11,731	Health Net, Inc.[d]	258,317
8,470	Johnson & Johnson	586,293
2,800	Medicines Company[d]	70,112
11,760	Merck & Company, Inc.	519,439
45,367	Pfizer, Inc.	1,090,623
8,450	Sanofi ADR	343,408
5,100	Shire Pharmaceuticals Group plc ADR	439,518
3,600	Thoratec Corporation[d]	123,516
4,701	United Therapeutics Corporation[d]	257,521
27,230	UnitedHealth Group, Inc.	1,391,181
800	Waters Corporation[d]	61,984
1,537	Zimmer Holdings, Inc.	90,575

	Total	10,397,710

Industrials (1.4%)
5,200	3M Company	474,396
8,200	Actuant Corporation	233,372
5,500	Boeing Company	406,505
3,578	CSX Corporation	82,079
3,700	Cummins, Inc.	354,830
10,591	Deluxe Corporation	299,937
9,000	Dover Corporation	490,230
8,851	EMCOR Group, Inc.	233,047
1,800	FedEx Corporation	162,540
6,800	GATX Corporation	286,076

Shares	Common Stock (11.1%)	Value

Industrials (1.4%) - continued
8,644	General Electric Company	$179,363
4,239	Honeywell International, Inc.	246,074
7,950	Jacobs Engineering Group, Inc.[d]	306,632
5,100	L-3 Communications Holdings, Inc.	361,539
5,200	Landstar System, Inc.	256,932
11,500	Lockheed Martin Corporation	1,026,605
27,605	Manitowoc Company, Inc.	331,260
1,200	Manpower, Inc.	42,696
6,900	McDermott International, Inc.[d]	80,730
2,350	Norfolk Southern Corporation	174,018
4,704	Oshkosh Corporation[d]	105,934
10,807	Parker Hannifin Corporation	868,018
8,000	Southwest Airlines Company	73,520
2,931	SPX Corporation	177,970
9,200	Tyco International, Ltd.	505,448
15,017	United Technologies Corporation	1,117,865

	Total	8,877,616

Information Technology (2.1%)
6,700	Accenture plc	404,010
2,700	Akamai Technologies, Inc.[d]	94,986
1,400	Alliance Data Systems Corporation[d]	182,000
3,867	Apple, Inc.[d]	2,361,809
12,300	Aruba Networks, Inc.[d]	174,414
36,600	Atmel Corporation[d]	214,476
9,200	Cavium, Inc.[d]	248,584
3,700	Citrix Systems, Inc.[d]	268,916
7,930	Cognizant Technology Solutions Corporation[d]	450,186
6,500	CoreLogic, Inc.[d]	149,500
12,375	eBay, Inc.[d]	548,213
932	Google, Inc.[d]	589,928
2,200	International Business Machines Corporation	431,156
2,349	Itron, Inc.[d]	91,541
4,904	Juniper Networks, Inc.[d]	85,967
900	MasterCard, Inc.	392,913
44,354	Microsoft Corporation	1,307,112
19,040	NetApp, Inc.[d]	622,037
8,752	NVIDIA Corporation[d]	118,502
8,000	OpenTable, Inc.[d]	290,880
41,940	Oracle Corporation	1,266,588
7	Palo Alto Networks, Inc.[d]	400
6,514	Plantronics, Inc.	213,789
8,300	QUALCOMM, Inc.	495,344
3,800	Teradata Corporation[d]	256,956
27,802	Teradyne, Inc.[d]	408,967
28,760	Texas Instruments, Inc.	783,422
8,271	TIBCO Software, Inc.[d]	232,332
7,200	VeriFone Systems, Inc.[d]	261,288
10,687	Xilinx, Inc.	346,259

	Total	13,292,475

Materials (0.3%)
16,200	AK Steel Holding Corporation	86,184
1,449	Albemarle Corporation	84,361
3,500	Buckeye Technologies, Inc.	105,420
2,500	Eagle Materials, Inc.	86,875
11,451	Freeport-McMoRan Copper & Gold, Inc.	385,555
3,200	H.B. Fuller Company	93,504
2,250	LyondellBasell Industries NV	100,193

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
35

Moderately Conservative Allocation Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Shares	Common Stock (11.1%)	Value

Materials (0.3%) - continued
3,100	Materials Select Sector SPDR Fund	$108,004
2,427	Sigma-Aldrich Corporation	167,948
2,348	Silgan Holdings, Inc.	96,761
8,215	Steel Dynamics, Inc.	105,891
6,600	SunCoke Energy, Inc.[d]	105,600

	Total	1,526,296

Telecommunications Services (0.1%)
6,813	Verizon Communications, Inc.	307,539
20,600	Windstream Corporation	205,176

	Total	512,715

Utilities (0.3%)
5,700	CMS Energy Corporation	140,562
13,450	NiSource, Inc.	344,186
8,004	NV Energy, Inc.	146,393
13,500	PNM Resources, Inc.	280,800
2,700	Public Service Enterprise Group, Inc.	89,748
8,400	Southern Company	404,460
6,032	Southwest Gas Corporation	269,389
7,900	Utilities Select Sector SPDR Fund	299,568

	Total	1,975,106

	Total Common Stock (cost $65,760,875)	70,701,741

Shares	Preferred Stock (<0.1%)	Value

Financials (<0.1%)
3,400	U.S. Bancorp, 6.000%[h]	92,888

	Total	92,888

	Total Preferred Stock (cost $85,000)	92,888

Shares	Collateral Held for Securities Loaned (0.2%)	Value

1,141,333	Thrivent Financial Securities Lending Trust	1,141,333

	Total Collateral Held for Securities Loaned (cost $1,141,333)	1,141,333

Principal Amount	Short-Term Investments (12.8%)[i]	Value

	Federal Home Loan Bank Discount Notes
4,000,000	0.030%, 8/2/2012[j]	3,999,993
20,000,000	0.085%, 8/8/2012[j]	19,999,669
9,300,000	0.086%, 8/10/2012[j,k]	9,299,800
25,000,000	0.104%, 8/22/2012[j,k]	24,998,483
22,000,000	0.100%, 8/31/2012[j,k]	21,998,167
	U.S. Treasury Bills
1,100,000	0.125%, 1/17/2013[j,k]	1,099,355

	Total Short-Term Investments (at amortized cost)	81,395,467

	Total Investments (cost $670,576,078) 109.2%	$695,823,979

	Other Assets and Liabilities, Net (9.2%)	(58,586,858)

	Total Net Assets 100.0%	$637,237,121

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2012.
f	All or a portion of the security is on loan.
g	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2012, the value of these investments was $13,010,886 or 2.0% of total net assets.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
j	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
k	At July 31, 2012, $2,499,259 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$33,691,025
Gross unrealized depreciation	(8,443,124)

Net unrealized appreciation (depreciation)	$25,247,901

Cost for federal income tax purposes	$670,576,078

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
36

Moderately Conservative Allocation Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2012, in valuing Moderately Conservative Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	783,986	–	783,986	–
Capital Goods	348,700	–	348,700	–
Communications Services	3,236,857	–	3,236,857	–
Consumer Cyclical	750,171	–	750,171	–
Consumer Non-Cyclical	2,443,257	–	2,443,257	–
Energy	739,836	–	739,836	–
Financials	343,347	–	343,347	–
Technology	951,561	–	951,561	–
Transportation	254,597	–	254,597	–
Utilities	512,741	–	512,741	–
Mutual Funds
Equity Mutual Funds	132,071,829	132,071,829	–	–
Fixed Income Mutual Funds	250,224,533	250,224,533	–	–
Long-Term Fixed Income
Asset-Backed Securities	1,730,465	–	1,730,465	–
Basic Materials	2,988,464	–	2,988,464	–
Capital Goods	3,427,699	–	3,427,699	–
Collateralized Mortgage Obligations	6,987,439	–	6,987,439	–
Commercial Mortgage-Backed Securities	12,983,211	–	12,983,211	–
Communications Services	7,925,970	–	7,925,970	–
Consumer Cyclical	4,469,678	–	4,469,678	–
Consumer Non-Cyclical	7,659,068	–	7,659,068	–
Energy	3,930,735	–	3,930,735	–
Financials	15,546,191	–	15,201,191	345,000
Mortgage-Backed Securities	60,905,104	–	60,905,104	–
Technology	2,594,136	–	2,594,136	–
Transportation	2,315,739	–	2,315,739	–
U.S. Government and Agencies	12,877,421	–	12,877,421	–
Utilities	3,489,815	–	3,489,815	–
Common Stock
Consumer Discretionary	8,474,114	8,474,114	–	–
Consumer Staples	6,408,461	6,408,461	–	–
Energy	7,812,107	7,539,653	272,454	–
Financials	11,425,141	11,425,141	–	–
Health Care	10,397,710	10,397,710	–	–
Industrials	8,877,616	8,877,616	–	–
Information Technology	13,292,475	13,292,475	–	–
Materials	1,526,296	1,526,296	–	–
Telecommunications Services	512,715	512,715	–	–
Utilities	1,975,106	1,975,106	–	–
Preferred Stock
Financials	92,888	92,888	–	–
Collateral Held for Securities Loaned	1,141,333	1,141,333	–	–
Short-Term Investments	81,395,467	–	81,395,467	–
Total	$695,823,979	$453,959,870	$241,519,109	$345,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
37

Moderately Conservative Allocation Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	2,467,572	2,467,572	–	–
Total Asset Derivatives	$2,467,572	$2,467,572	$–	$–

Liability Derivatives
Futures Contracts	339,208	339,208	–	–
Total Liability Derivatives	$339,208	$339,208	$–	$–

The significant unobservable input used in the fair value measurement of the Long-Term Fixed Income Financials Level 3 security is the lack of marketability. A significant increase or decrease in the input in isolation would result in a significantly lower or higher fair value measurement.

There were no significant transfers between the Levels during the period ended July 31, 2012. Transfers between the levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(80)	September 2012	($17,617,256)	($17,648,750)	($31,494)
10-Yr. U.S. Treasury Bond Futures	310	September 2012	41,169,538	41,743,438	573,900
20-Yr. U.S. Treasury Bond Futures	170	September 2012	24,966,613	25,675,312	708,699
Mini MSCI EAFE Index Futures	90	September 2012	6,049,171	6,410,700	361,529
Russell 2000 Index Mini-Futures	(52)	September 2012	(3,935,240)	(4,079,920)	(144,680)
S&P 400 Index Mini-Futures	(75)	September 2012	(6,876,466)	(7,039,500)	(163,034)
S&P 500 Index Futures	51	September 2012	16,702,707	17,526,151	823,444
Total Futures Contracts					$2,128,364

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Conservative Allocation Fund, is as follows:

Fund	Value October 31, 2011	Gross Purchases	Gross Sales	Shares Held at July 31, 2012	Value July 31, 2012	Income Earned November 1, 2011 - July 31, 2012
Natural Resources	$10,592,836	$1,615,296	$–	1,197,141	$10,666,524	$15,296
Partner Small Cap Value	9,349,338	160,413	–	626,155	9,949,603	62,014
Small Cap Stock	2,510,694	–	–	167,827	2,602,999	–
Partner Mid Cap Value	12,555,806	101,172	–	1,091,303	13,412,114	101,172
Mid Cap Stock	6,576,068	–	–	426,187	6,818,994	–
Partner Worldwide Allocation	36,234,910	379,858	–	4,393,476	36,377,979	379,858
Large Cap Growth	12,695,989	842	–	2,404,707	13,803,020	842
Large Cap Value	30,526,644	586,865	–	2,386,109	33,310,084	586,865
Large Cap Stock	633,535	7,733	–	29,860	683,208	7,733
Equity Income Plus	4,119,606	65,058	–	473,621	4,447,304	65,058
High Yield	22,643,063	1,299,144	675,893	4,925,689	24,332,902	1,296,581
Income	78,667,958	2,358,325	9,157,323	8,211,923	75,713,930	2,358,419
Government Bond	12,115,144	413,175	270,357	1,147,077	12,388,432	136,110
Limited Maturity Bond	173,653,196	2,152,547	39,977,774	10,970,483	137,789,269	2,151,902
Thrivent Financial Securities Lending Trust	–	13,331,706	12,190,373	1,141,333	1,141,333	934
Total Value and Income Earned	412,874,787				383,437,695	7,162,784

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
38

Partner Small Cap Growth Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Shares	Common Stock (95.5%)	Value

Consumer Discretionary (17.3%)
54,360	Aeropostale, Inc.[a]	$1,071,979
9,800	Ann, Inc.[a]	265,384
7,780	Arctic Cat, Inc.[a]	342,320
22,320	BJ’s Restaurants, Inc.[a]	883,426
41,620	Bravo Brio Restaurant Group, Inc.[a]	752,073
45,310	Brunswick Corporation	996,367
3,740	Buffalo Wild Wings, Inc.[a]	271,487
5,900	Children’s Place Retail Stores, Inc.[a]	299,720
8,760	Cracker Barrel Old Country Store, Inc.	548,902
62,900	Crocs, Inc.[a]	965,515
16,620	DSW, Inc.	982,574
11,380	Five Below, Inc.[a,b]	333,889
16,070	Gaylord Entertainment Company[a]	590,573
13,100	GNC Holdings, Inc.	504,743
10,170	Hibbett Sports, Inc.[a]	618,031
23,590	HomeAway, Inc.[a,b]	541,626
22,280	Imax Corporation[a,b]	493,725
27,600	Meritage Homes Corporation[a]	968,760
6,130	Oxford Industries, Inc.	265,061
6,960	Red Robin Gourmet Burgers, Inc.[a]	207,756
81,380	Scientific Games Corporation[a]	688,475
12,020	Select Comfort Corporation[a]	312,640
78,580	Shuffle Master, Inc.[a]	1,148,054
35,500	Shutterfly, Inc.[a,b]	1,165,465
48,700	Sonic Automotive, Inc.[b]	833,744
25,500	Sotheby’s Holdings, Inc.	748,425
17,240	Stamps.com, Inc.[a]	364,626
26,785	Steven Madden, Ltd.[a]	1,082,918
33,900	Tenneco, Inc.[a]	992,931
50,130	Texas Roadhouse, Inc.	867,750
38,200	True Religion Apparel, Inc.	1,002,368
4,040	Ulta Salon Cosmetics & Fragrance, Inc.	342,915
11,720	Vitamin Shoppe, Inc.[a]	643,662

	Total	22,097,884

Consumer Staples (4.0%)
37,230	B&G Foods, Inc.	1,042,440
1,110	Boston Beer Company, Inc.[a,b]	119,569
17,560	Hain Celestial Group, Inc.[a]	977,917
23,410	Susser Holdings Corporation[a]	845,335
8,370	TreeHouse Foods, Inc.[a]	468,636
31,170	United Natural Foods, Inc.[a]	1,692,531

	Total	5,146,428

Energy (5.5%)
33,230	Carrizo Oil & Gas, Inc.[a]	837,728
48,020	Comstock Resources, Inc.[a]	776,964
16,960	Dril-Quip, Inc.[a]	1,243,338
25,240	Energy XXI, Ltd.	786,983
4,510	GeoResources, Inc.[a]	150,905
3,600	Gulfmark Offshore, Inc.[a]	129,420
30,300	Gulfport Energy Corporation[a]	624,180
102,160	Kodiak Oil & Gas Corporation[a,b]	853,036
1,700	Lufkin Industries, Inc.	78,285
26,080	Rex Energy Corporation[a]	330,694
31,120	Stone Energy Corporation[a]	817,211
18,130	Swift Energy Company[a]	338,850

	Total	6,967,594

Shares	Common Stock (95.5%)	Value

Financials (8.0%)
33,770	Alterra Capital Holdings, Ltd.	$785,828
27,650	Bank of the Ozarks, Inc.	890,053
46,290	Colonial Properties Trust	1,048,469
50,330	CubeSmart	603,457
113,270	Education Realty Trust, Inc.	1,327,524
47,940	Equity One, Inc.	1,039,819
31,150	LaSalle Hotel Properties	817,999
32,630	MarketAxess Holdings, Inc.	986,079
8,130	ProAssurance Corporation	728,204
6,420	Sovran Self Storage, Inc.	366,582
4,880	Sun Communities, Inc.	227,359
28,180	Texas Capital Bancshares, Inc.[a]	1,214,276
11,180	Umpqua Holdings Corporation	139,526

	Total	10,175,175

Health Care (19.0%)
9,500	ABIOMED, Inc.[a,b]	214,225
45,280	Acadia Healthcare Company, Inc.[a,b]	730,819
12,020	Air Methods Corporation[a]	1,310,541
93,320	Akorn, Inc.[a]	1,275,684
31,400	Align Technology, Inc.[a]	1,066,344
4,360	Analogic Corporation	279,127
54,310	ARIAD Pharmaceuticals, Inc.[a]	1,038,950
17,620	ArthroCare Corporation[a]	521,200
8,860	athenahealth, Inc.[a,b]	810,690
37,970	Bruker Corporation[a]	448,806
9,412	Catamaran Corporation[a]	795,408
25,410	Cepheid, Inc.[a]	814,136
4,790	Computer Programs and Systems, Inc.	237,105
25,620	Cubist Pharmaceuticals, Inc.[a]	1,103,197
7,860	Cyberonics, Inc.[a]	340,338
42,350	Endologix, Inc.[a]	497,613
66,970	Health Management Associates, Inc.[a]	440,663
33,410	Incyte Corporation[a,b]	834,916
26,680	Integra LifeSciences Holdings Corporation[a]	1,026,113
12,540	IPC The Hospitalist Company, Inc.[a]	539,220
10,270	Jazz Pharmaceuticals, Inc.[a]	493,679
11,690	Medivation, Inc.[a]	1,165,493
10,120	Molina Healthcare, Inc.[a]	247,029
10,800	Onyx Pharmaceuticals, Inc.[a]	809,676
3,820	Optimer Pharmaceuticals, Inc.[a,b]	52,181
5,420	Orthofix International NVa	222,274
8,140	PAREXEL International Corporation[a]	224,013
14,420	Pharmacyclics, Inc.[a,b]	767,288
44,110	PSS World Medical, Inc.[a]	921,458
3,430	QLT, Inc.[a]	28,778
37,510	Questcor Pharmaceuticals, Inc.[a,b]	1,382,994
15,120	Salix Pharmaceuticals, Ltd.[a]	677,678
11,200	Sirona Dental Systems, Inc.[a]	484,176
20,870	Spectrum Pharmaceuticals, Inc.[a,b]	291,971
9,240	Synageva BioPharma Corporation[a,b]	462,554
14,150	VIVUS, Inc.[a,b]	297,575
12,790	Wellcare Health Plans, Inc.[a]	829,048
12,280	West Pharmaceutical Services, Inc.	611,298

	Total	24,294,258

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
39

Partner Small Cap Growth Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Shares	Common Stock (95.5%)	Value

Industrials (15.8%)
77,860	Avis Budget Group, Inc.[a]	$1,118,848
30,840	Belden, Inc.	990,889
20,030	Chart Industries, Inc.[a]	1,299,146
26,960	Clean Harbors, Inc.[a]	1,632,158
37,200	Colfax Corporation[a]	1,076,568
15,750	Copa Holdings SA	1,221,098
8,410	EnPro Industries, Inc.[a]	289,893
4,170	ESCO Technologies, Inc.	150,162
17,990	Genesee & Wyoming, Inc.[a]	1,116,459
29,780	Healthcare Services Group, Inc.	645,630
29,800	Herman Miller, Inc.	545,340
46,110	Hexcel Corporation[a]	1,073,902
9,430	Hub Group, Inc.[a]	280,543
17,730	Huron Consulting Group, Inc.[a]	597,146
6,300	Kforce, Inc.[a]	72,891
5,140	Middleby Corporation[a]	503,309
24,600	Old Dominion Freight Line, Inc.[a]	1,043,040
12,710	On Assignment, Inc.[a]	198,149
2,270	RBC Bearings, Inc.[a]	106,327
2,511	Robbins & Myers, Inc.	115,104
14,880	Shaw Group, Inc.[a]	579,576
43,430	Titan International, Inc.[b]	897,698
17,660	Triumph Group, Inc.	1,104,280
65,710	TrueBlue, Inc.[a]	1,000,106
58,490	US Airways Group, Inc.[a,b]	670,295
14,960	WESCO International, Inc.[a]	833,422
30,610	Woodward, Inc.	1,027,578

	Total	20,189,557

Information Technology (21.9%)
33,330	Allot Communications, Ltd.[a]	819,251
4,590	ANSYS, Inc.[a]	275,216
23,460	Bankrate, Inc.[a]	374,187
7,210	Bottomline Technologies, Inc.[a]	136,918
37,230	Broadsoft, Inc.[a,b]	913,997
47,090	Cardtronics, Inc.[a]	1,460,261
37,750	Cavium, Inc.[a,b]	1,020,005
36,320	Ciena Corporation[a,b]	582,210
39,080	Cirrus Logic, Inc.[a]	1,436,972
26,240	Cognex Corporation	886,912
4,200	Coherent, Inc.[a]	205,086
18,180	CommVault Systems, Inc.[a]	882,094
7,640	Concur Technologies, Inc.[a]	516,006
35,150	DealerTrack Holdings, Inc.[a]	1,025,325
7,830	Diodes, Inc.[a]	148,300
14,510	Electronics for Imaging, Inc.[a]	212,136
6,050	Ellie Mae, Inc.[a]	124,025
61,210	Fairchild Semiconductor International, Inc.[a]	848,371
52,680	Finisar Corporation[a,b]	654,812
20,520	GSI Group, Inc.[a]	211,356
23,070	Guidewire Software, Inc.[a,b]	591,976
34,230	Heartland Payment Systems, Inc.	1,085,091
7,470	Imperva, Inc.[a]	197,208
1,430	Infoblox, Inc.[a]	30,044
16,150	IPG Photonics Corporation[a,b]	837,055
44,540	Kenexa Corporation[a]	1,060,497
5,340	Manhattan Associates, Inc.[a]	249,325
12,000	MAXIMUS, Inc.	606,000
26,030	Monolithic Power Systems, Inc.[a]	504,461
3,950	NETGEAR, Inc.[a]	136,789
28,870	NetScout Systems, Inc.[a]	674,403
17,400	OSI Systems, Inc.[a]	1,122,996
21,420	Plexus Corporation[a]	615,182

Shares	Common Stock (95.5%)	Value

Information Technology (21.9%) - continued
28,910	Power Integrations, Inc.	$1,018,788
6,590	Procera Networks, Inc.[a]	167,913
32,080	QLIK Technologies, Inc.[a]	641,600
19,480	Radware, Inc.[a]	588,880
35,380	Semtech Corporation[a]	845,228
13,490	Sourcefire, Inc.[a]	688,665
5,500	Synchronoss Technologies, Inc.[a]	105,160
28,230	Tangoe, Inc.[a]	541,734
53,260	Teradyne, Inc.[a]	783,455
6,660	Tyler Technologies, Inc.[a]	259,873
8,030	Ultimate Software Group, Inc.[a]	718,444
35,310	Ultratech, Inc.[a]	1,123,211

	Total	27,927,418

Materials (3.4%)
126,550	Boise, Inc.	936,470
13,910	Carpenter Technology Corporation	665,732
52,680	Chemtura Corporation[a]	712,233
10,670	KapStone Paper and Packaging Corporation[a]	179,363
94,900	Louisiana-Pacific Corporation[a]	979,368
8,800	LSB Industries, Inc.[a]	282,744
21,610	Methanex Corporation	595,788

	Total	4,351,698

Telecommunications Services (0.5%)
37,900	Cogent Communications Group, Inc.[a]	700,013

	Total	700,013

Utilities (0.1%)
3,740	Artesian Resources Corporation	80,485

	Total	80,485

	Total Common Stock (cost $106,531,161)	121,930,510

Shares	Collateral Held for Securities Loaned (12.3%)	Value

15,679,916	Thrivent Financial Securities Lending Trust	15,679,916

	Total Collateral Held for Securities Loaned (cost $15,679,916)	15,679,916

	Total Investments (cost $122,211,077) 107.8%	$137,610,426

	Other Assets and Liabilities, Net (7.8%)	(9,972,760)

	Total Net Assets 100.0%	$127,637,666

a	Non-income producing security.
b	All or a portion of the security is on loan.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
40

Partner Small Cap Growth Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$19,243,191
Gross unrealized depreciation	(3,843,842)

Net unrealized appreciation (depreciation)	$15,399,349

Cost for federal income tax purposes	$122,211,077

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2012, in valuing Partner Small Cap Growth Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	22,097,884	22,097,884	–	–
Consumer Staples	5,146,428	5,146,428	–	–
Energy	6,967,594	6,967,594	–	–
Financials	10,175,175	10,175,175	–	–
Health Care	24,294,258	24,294,258	–	–
Industrials	20,189,557	20,189,557	–	–
Information Technology	27,927,418	27,927,418	–	–
Materials	4,351,698	4,351,698	–	–
Telecommunications Services	700,013	700,013	–	–
Utilities	80,485	80,485	–	–
Collateral Held for Securities Loaned	15,679,916	15,679,916	–	–

Total	$137,610,426	$137,610,426	$–	$–

There were no significant transfers between the Levels during the period ended July 31, 2012. Transfers between the levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Growth Fund, is as follows:

Fund	Value October 31, 2011	Gross Purchases	Gross Sales	Shares Held at July 31, 2012	Value July 31, 2012	Income Earned November 1, 2011 - July 31, 2012
Thrivent Financial Securities Lending Trust	$11,198,490	$60,241,061	$55,759,635	15,679,916	$15,679,916	$75,393
Total Value and Income Earned	11,198,490				15,679,916	75,393

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
41

Partner Small Cap Value Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Shares	Common Stock (98.3%)	Value

Consumer Discretionary (14.4%)
175,000	Aaron’s, Inc.	$5,132,750
29,000	Ascent Capital Group, Inc., LLC[a]	1,443,620
46,000	CSS Industries, Inc.	862,040
95,000	Dorman Products, Inc.[a]	2,728,400
85,400	Drew Industries, Inc.[a]	2,293,844
52,000	Ethan Allen Interiors, Inc.[b]	1,072,760
111,500	Fifth & Pacific Companies, Inc.[a,b]	1,235,420
75,000	Fred’s, Inc.	1,065,000
84,000	Haverty Furniture Companies, Inc.	947,520
36,400	Hooker Furniture Corporation	429,156
56,500	M/I Homes, Inc.[a]	937,335
83,900	MarineMax, Inc.[a]	624,216
48,500	Matthews International Corporation	1,406,500
64,000	Men’s Wearhouse, Inc.	1,744,000
88,000	Meritage Homes Corporation[a]	3,088,800
72,700	Modine Manufacturing Company[a]	487,817
180,000	Orient-Express Hotels, Ltd.[a]	1,641,600
127,000	Shiloh Industries, Inc.	1,334,770
57,000	Stanley Furniture Company, Inc.[a]	233,130
142,000	Stein Mart, Inc.[a]	1,128,900
23,600	Steven Madden, Ltd.[a]	954,148

	Total	30,791,726

Consumer Staples (0.5%)
214,000	Alliance One International, Inc.[a]	697,640
25,200	Nash Finch Company	482,832

	Total	1,180,472

Energy (3.7%)
7,600	Atwood Oceanics, Inc.[a]	338,428
6,500	Carbo Ceramics, Inc.[b]	417,170
81,200	Cloud Peak Energy, Inc.[a]	1,343,860
76,000	Gulf Island Fabrication, Inc.	2,113,560
185,000	Hercules Offshore, Inc.[a]	664,150
45,400	Lone Pine Resources, Inc.[a]	100,788
38,600	Overseas Shipholding Group, Inc.[b]	220,792
61,300	Swift Energy Company[a]	1,145,697
207,000	Teekay Tankers, Ltd.[b]	805,230
105,500	Tetra Technologies, Inc.[a]	731,115

	Total	7,880,790

Financials (25.0%)
67,200	Alterra Capital Holdings, Ltd.	1,563,744
168,100	Ares Capital Corporation	2,795,503
28,400	Assured Guaranty, Ltd.	340,232
161,000	CBL & Associates Properties, Inc.	3,176,530
281,300	Cedar Realty Trust, Inc.	1,448,695
334,700	CoBiz Financial, Inc.	2,242,490
60,100	Columbia Banking System, Inc.	1,084,805
45,400	Compass Diversified Trust	627,428
113,300	Cousins Properties, Inc.	859,947
94,000	East West Bancorp, Inc.	2,049,200
42,300	Employers Holdings, Inc.	756,324
65,000	First Potomac Realty Trust	753,350
77,100	Glacier Bancorp, Inc.	1,169,607
77,800	Golub Capital BDC, Inc.[b]	1,196,564
54,000	Hatteras Financial Corporation	1,579,500
163,500	Hercules Technology Growth Capital, Inc.	1,836,105
74,400	Home Bancshares, Inc.	2,243,160

Shares	Common Stock (98.3%)	Value

Financials (25.0%) - continued
20,600	iShares Russell 2000 Value Index Fund[b]	$1,431,906
50,100	JMP Group, Inc.	312,123
49,000	Kilroy Realty Corporation	2,319,660
276,100	Kite Realty Group Trust	1,388,783
73,700	LaSalle Hotel Properties	1,935,362
2,200	Markel Corporation[a]	950,532
88,000	Meadowbrook Insurance Group, Inc.	619,520
66,000	National Interstate Corporation	1,728,540
14,600	Potlatch Corporation	505,306
59,500	ProAssurance Corporation	5,329,416
86,700	Radian Group, Inc.[b]	242,760
140,200	Redwood Trust, Inc.	1,807,178
111,000	Safeguard Scientifics, Inc.[a]	1,717,170
98,000	Sandy Spring Bancorp, Inc.	1,745,380
65,200	SeaBright Holdings, Inc.	549,636
15,400	Stifel Financial Corporation[a]	463,540
45,500	SVB Financial Group[a]	2,630,355
54,200	Wintrust Financial Corporation	1,989,682

	Total	53,390,033

Health Care (5.3%)
5,800	Atrion Corporation	1,194,800
720,000	Lexicon Pharmaceuticals, Inc.[a,b]	1,742,400
29,500	National Healthcare Corporation	1,288,265
93,600	Owens & Minor, Inc.	2,640,456
78,000	Triple-S Management Corporation[a]	1,421,160
58,000	Vanguard Health Systems, Inc.[a]	493,000
51,800	West Pharmaceutical Services, Inc.	2,578,604

	Total	11,358,685

Industrials (24.7%)
51,600	A.O. Smith Corporation	2,550,072
82,000	Aegion Corporation[a]	1,426,800
74,000	Alaska Air Group, Inc.[a]	2,578,900
33,200	Applied Industrial Technologies, Inc.	1,233,712
21,300	Astec Industries, Inc.[a]	621,960
127,000	Beacon Roofing Supply, Inc.[a]	3,366,770
48,700	Belden, Inc.	1,564,731
23,300	Cascade Corporation	1,097,663
31,000	Circor International, Inc.	954,490
76,000	Comfort Systems USA, Inc.	744,040
59,000	Dolan Company[a]	287,920
15,000	Franklin Electric Company, Inc.	846,150
19,600	FTI Consulting, Inc.[a]	500,388
53,900	G & K Services, Inc.	1,698,389
69,500	Genesee & Wyoming, Inc.[a]	4,313,170
93,000	Gibraltar Industries, Inc.[a]	885,360
91,000	Greenbrier Companies, Inc.[a]	1,483,300
35,300	Hub Group, Inc.[a]	1,050,175
46,500	IDEX Corporation	1,773,975
42,000	Kaman Corporation	1,368,360
82,000	Kforce, Inc.[a]	948,740
64,800	Kirby Corporation[a]	3,419,496
111,000	Kratos Defense & Security Solutions, Inc.[a,b]	627,150
98,000	McGrath Rentcorp	2,607,780
35,500	Mine Safety Appliances Company	1,218,360
103,000	Navigant Consulting, Inc.[a]	1,197,890
41,000	Nordson Corporation	2,101,660

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
42

Partner Small Cap Value Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Shares	Common Stock (98.3%)	Value

Industrials (24.7%) - continued
12,100	RBC Bearings, Inc.[a]	$566,764
61,000	Robbins & Myers, Inc.	2,796,240
23,000	Sterling Construction Company, Inc.[a]	228,390
37,500	Sun Hydraulics Corporation[b]	846,750
24,500	Universal Forest Products, Inc.	782,285
70,000	Universal Truckload Services, Inc.	1,042,300
77,000	Vitran Corporation, Inc.[a]	357,280
56,500	Waste Connections, Inc.	1,738,505
56,500	Woodward, Inc.	1,896,705

	Total	52,722,620

Information Technology (9.3%)
61,200	Accelrys, Inc.[a]	496,944
115,000	Advanced Energy Industries, Inc.[a]	1,416,800
31,500	ATMI, Inc.[a]	597,870
118,000	Brooks Automation, Inc.	1,092,680
20,700	Cabot Microelectronics Corporation	608,580
26,000	Cognex Corporation	878,800
51,000	Cohu, Inc.	438,600
107,000	Electro Rent Corporation	1,793,320
59,000	Electro Scientific Industries, Inc.	732,190
136,600	Intevac, Inc.[a]	801,842
14,600	Littelfuse, Inc.	783,144
76,500	Methode Electronics, Inc.	673,200
59,900	Monotype Imaging Holdings, Inc.[a]	879,332
34,700	Newport Corporation[a]	390,375
96,000	Progress Software Corporation[a]	1,866,240
72,900	RealNetworks, Inc.	565,704
135,600	ShoreTel, Inc.[a]	634,608
275,000	Sonus Networks, Inc.[a]	456,500
56,900	Synnex Corporation[a]	1,924,927
65,000	Teradyne, Inc.[a]	956,150
57,000	Xyratex, Ltd.	674,310
68,000	Zygo Corporation[a]	1,215,840

	Total	19,877,956

Materials (9.4%)
34,300	AMCOL International Corporation	1,053,010
62,500	AptarGroup, Inc.	3,125,625
22,700	Carpenter Technology Corporation	1,086,422
71,100	Clearwater Paper Corporation[a]	2,505,564
51,500	Franco-Nevada Corporation[b]	2,513,247
18,300	Haynes International, Inc.	881,877
77,500	Innospec, Inc.[a]	2,411,800
20,400	Minerals Technologies, Inc.	1,304,376
104,000	Myers Industries, Inc.	1,709,760
260,000	North American Palladium, Ltd.[a,b]	434,200
28,600	Schnitzer Steel Industries, Inc.	821,106
13,700	Texas Industries, Inc.[b]	572,249
184,800	Wausau Paper Corporation	1,568,952

	Total	19,988,188

Telecommunications Services (0.4%)
83,000	Premiere Global Services, Inc.[a]	760,280

	Total	760,280

Utilities (5.6%)
26,000	Black Hills Corporation	828,100
84,500	Cleco Corporation	3,697,720

Shares	Common Stock (98.3%)	Value

Utilities (5.6%) - continued
56,700	El Paso Electric Company	$1,919,295
46,000	NorthWestern Corporation	1,698,780
44,400	PNM Resources, Inc.	923,520
55,800	Southwest Gas Corporation	2,492,028
15,300	Vectren Corporation	456,705

	Total	12,016,148

	Total Common Stock (cost $164,243,762)	209,966,898

Shares	Preferred Stock (0.7%)	Value

Financials (0.5%)
705	East West Bancorp, Inc.[c]	1,047,806

	Total	1,047,806

Health Care (0.2%)
37,800	National Healthcare Corporation, Convertible[c]	540,540

	Total	540,540

	Total Preferred Stock (cost $1,186,284)	1,588,346

Shares	Collateral Held for Securities Loaned (4.7%)	Value

10,068,610	Thrivent Financial Securities Lending Trust	10,068,610

	Total Collateral Held for Securities Loaned (cost $10,068,610)	10,068,610

	Total Investments (cost $175,498,656) 103.7%	$221,623,854

	Other Assets and Liabilities, Net (3.7%)	(7,952,611)

	Total Net Assets 100.0%	$213,671,243

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$60,698,570
Gross unrealized depreciation	(14,573,372)

Net unrealized appreciation (depreciation)	$46,125,198

Cost for federal income tax purposes	$175,498,656

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
43

Partner Small Cap Value Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2012, in valuing Partner Small Cap Value Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	30,791,726	30,791,726	–	–
Consumer Staples	1,180,472	1,180,472	–	–
Energy	7,880,790	7,880,790	–	–
Financials	53,390,033	53,390,033	–	–
Health Care	11,358,685	11,358,685	–	–
Industrials	52,722,620	52,722,620	–	–
Information Technology	19,877,956	19,877,956	–	–
Materials	19,988,188	17,474,941	2,513,247	–
Telecommunications Services	760,280	760,280	–	–
Utilities	12,016,148	12,016,148	–	–
Preferred Stock
Financials	1,047,806	–	1,047,806	–
Health Care	540,540	540,540	–	–
Collateral Held for Securities Loaned	10,068,610	10,068,610	–	–

Total	$221,623,854	$218,062,801	$3,561,053	$–

There were no significant transfers between the Levels during the period ended July 31, 2012. Transfers between the levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Value Fund, is as follows:

Fund	Value October 31, 2011	Gross Purchases	Gross Sales	Shares Held at July 31, 2012	Value July 31, 2012	Income Earned November 1, 2011 - July 31, 2012
Thrivent Financial Securities Lending Trust	$12,183,249	$37,982,373	$40,097,012	10,068,610	$10,068,610	$98,259
Total Value and Income Earned	12,183,249				10,068,610	98,259

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
44

Small Cap Stock Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Shares	Common Stock (83.3%)	Value

Consumer Discretionary (13.7%)
85,600	Big Lots, Inc.[a]	$3,467,656
96,400	BJ’s Restaurants, Inc.[a]	3,815,512
96,400	Children’s Place Retail Stores, Inc.[a]	4,897,120
207,907	Foot Locker, Inc.	6,865,089
105,845	Life Time Fitness, Inc.[a]	4,806,422
144,100	Meredith Corporation[b]	4,761,064
127,800	Penn National Gaming, Inc.[a]	4,973,976
269,080	Pier 1 Imports, Inc.	4,437,129

	Total	38,023,968

Consumer Staples (2.7%)
141,292	Ingredion, Inc.	7,335,881

	Total	7,335,881

Energy (3.9%)
495,528	Petroleum Geo-Services ASA	7,251,174
194,708	Swift Energy Company[a]	3,639,093

	Total	10,890,267

Financials (21.5%)
42,032	Affiliated Managers Group, Inc.[a]	4,690,351
45,200	Allied World Assurance Company Holdings AG	3,409,436
71,600	American Campus Communities, Inc.	3,412,456
120,700	Apartment Investment & Management Company	3,310,801
110,300	Aspen Insurance Holdings, Ltd.	3,170,022
139,000	Douglas Emmett, Inc.	3,267,890
45,700	Equity Lifestyle Properties, Inc.	3,286,744
97,600	HCC Insurance Holdings, Inc.	2,990,464
50,600	Home Properties, Inc.	3,319,866
69,300	iShares Russell 2000 Index Fund[b]	5,429,655
242,474	Ocwen Financial Corporation[a]	4,791,286
261,409	Popular, Inc.[a]	3,939,434
33,500	ProAssurance Corporation	3,000,595
78,600	Tanger Factory Outlet Centers, Inc.	2,530,920
37,754	Taubman Centers, Inc.	2,926,690
132,566	Tower Group, Inc.	2,471,030
197,537	Zions Bancorporation	3,595,173

	Total	59,542,813

Health Care (5.5%)
124,500	Align Technology, Inc.[a]	4,228,020
142,000	Endo Pharmaceutical Holdings, Inc.[a]	4,221,660
150,782	Health Net, Inc.[a]	3,320,220
65,338	United Therapeutics Corporation[a]	3,579,215

	Total	15,349,115

Industrials (14.6%)
268,300	Actuant Corporation	7,635,818
290,677	Deluxe Corporation	8,231,973
297,611	EMCOR Group, Inc.	7,836,098
174,400	GATX Corporation	7,337,008
118,900	Landstar System, Inc.	5,874,849
292,687	Manitowoc Company, Inc.	3,512,244

	Total	40,427,990

Information Technology (12.2%)
207,400	Aruba Networks, Inc.[a,b]	2,940,932

Shares	Common Stock (83.3%)	Value

Information Technology (12.2%) - continued
405,100	Atmel Corporation[a]	$2,373,886
137,900	Cavium, Inc.[a,b]	3,726,058
73,200	OpenTable, Inc.[a,b]	2,661,552
196,336	Plantronics, Inc.	6,443,748
489,919	Teradyne, Inc.[a]	7,206,708
155,883	TIBCO Software, Inc.[a]	4,378,753
107,300	VeriFone Systems, Inc.[a]	3,893,917

	Total	33,625,554

Materials (4.4%)
294,400	AK Steel Holding Corporation[b]	1,566,208
68,600	Buckeye Technologies, Inc.	2,066,232
44,400	Eagle Materials, Inc.	1,542,900
90,800	H.B. Fuller Company	2,653,176
80,100	Materials Select Sector SPDR Fund	2,790,684
96,500	SunCoke Energy, Inc.[a,b]	1,544,000

	Total	12,163,200

Utilities (4.8%)
284,800	PNM Resources, Inc.	5,923,840
161,491	Southwest Gas Corporation	7,212,188

	Total	13,136,028

	Total Common Stock (cost $228,355,377)	230,494,816

Shares	Collateral Held for Securities Loaned (7.1%)	Value

19,795,583	Thrivent Financial Securities Lending Trust	19,795,583

	Total Collateral Held for Securities Loaned (cost $19,795,583)	19,795,583

Principal Amount	Short-Term Investments (13.1%)[c]	Value

	Federal Home Loan Bank Discount Notes
5,000,000	0.030%, 8/2/2012[d]	4,999,992
18,000,000	0.080%, 8/17/2012[d]	17,999,300
10,000,000	0.130%, 10/26/2012[d]	9,996,895
	Federal Home Loan Mortgage Corporation Discount Notes
1,700,000	0.160%, 12/17/2012[d,e]	1,698,957
	U.S. Treasury Bills
1,600,000	0.125%, 1/17/2013[d,e]	1,599,061

	Total Short-Term Investments (at amortized cost)	36,294,205

	Total Investments (cost $284,445,165) 103.5%	$286,584,604

	Other Assets and Liabilities, Net (3.5%)	(9,811,137)

	Total Net Assets 100.0%	$276,773,467

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
45

Small Cap Stock Fund

Schedule of Investments as of July 31, 2012

(unaudited)

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
e	At July 31, 2012, $3,298,018 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$22,048,462
Gross unrealized depreciation	(19,909,023)

Net unrealized appreciation (depreciation)	$2,139,439

Cost for federal income tax purposes	$284,445,165

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2012, in valuing Small Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	38,023,968	38,023,968	–	–
Consumer Staples	7,335,881	7,335,881	–	–
Energy	10,890,267	3,639,093	7,251,174	–
Financials	59,542,813	59,542,813	–	–
Health Care	15,349,115	15,349,115	–	–
Industrials	40,427,990	40,427,990	–	–
Information Technology	33,625,554	33,625,554	–	–
Materials	12,163,200	12,163,200	–	–
Utilities	13,136,028	13,136,028	–	–
Collateral Held for Securities Loaned	19,795,583	19,795,583	–	–
Short-Term Investments	36,294,205	–	36,294,205	–
Total	$286,584,604	$243,039,225	$43,545,379	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	795,035	795,035	–	–
Total Asset Derivatives	$795,035	$795,035	$–	$–

There were no significant transfers between the Levels during the period ended July 31, 2012. Transfers between the levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Russell 2000 Index Mini-Futures	427	September 2012	$32,707,385	$33,502,420	$795,035
Total Futures Contracts					$795,035

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
46

Small Cap Stock Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Stock Fund, is as follows:

Fund	Value October 31, 2011	Gross Purchases	Gross Sales	Shares Held at July 31, 2012	Value July 31, 2012	Income Earned November 1, 2011 - July 31, 2012
Thrivent Financial Securities Lending Trust	$5,560,875	$90,578,217	$76,343,509	19,795,583	$19,795,583	$237,499
Total Value and Income Earned	5,560,875				19,795,583	237,499

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
47

Mid Cap Growth Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Shares	Common Stock (93.6%)	Value

Consumer Discretionary (15.3%)
82,300	Abercrombie & Fitch Company	$2,781,740
59,600	Darden Restaurants, Inc.[a]	3,050,328
151,250	Discovery Communications, Inc.[b]	7,657,787
170,800	Dollar Tree, Inc.[b]	8,598,072
134,685	GNC Holdings, Inc.[a]	5,189,413
126,300	Limited Brands, Inc.	6,005,565
59,700	Marriott International, Inc.	2,174,274
32,200	O’Reilly Automotive, Inc.[b]	2,760,828
89,600	PetSmart, Inc.	5,923,456
114,200	Toll Brothers, Inc.[b]	3,331,214
78,500	Tractor Supply Company	7,133,295
22,000	VF Corporation	3,284,600

	Total	57,890,572

Consumer Staples (3.5%)
54,700	Clorox Company	3,977,237
101,599	Whole Foods Market, Inc.	9,324,756

	Total	13,301,993

Energy (11.8%)
164,500	Alpha Natural Resources, Inc.[b]	1,153,145
126,900	Cameron International Corporation[b]	6,379,263
62,500	Concho Resources, Inc.[b]	5,328,125
129,200	Ensco plc	7,019,436
225,293	Helix Energy Solutions Group, Inc.[b]	4,028,239
83,000	Oil States International, Inc.[b]	6,034,100
130,500	Peabody Energy Corporation	2,724,840
65,100	Range Resources Corporation	4,075,260
48,600	SM Energy Company	2,288,574
373,600	Weatherford International, Ltd.[b]	4,501,880
28,645	Whiting Petroleum Corporation[b]	1,157,258

	Total	44,690,120

Financials (5.2%)
63,400	Affiliated Managers Group, Inc.[b]	7,074,806
256,000	Discover Financial Services	9,205,760
205,100	TD Ameritrade Holding Corporation	3,265,192

	Total	19,545,758

Health Care (11.3%)
59,600	Alexion Pharmaceuticals, Inc.[b]	6,249,060
123,300	AmerisourceBergen Corporation	4,895,010
72,200	BioMarin Pharmaceutical, Inc.[b]	2,836,738
66,276	Catamaran Corporation[b]	5,600,985
60,600	CIGNA Corporation	2,440,968
22,000	Mettler-Toledo International, Inc.[b]	3,405,600
41,900	Onyx Pharmaceuticals, Inc.[b]	3,141,243
45,600	Perrigo Company	5,199,312
113,500	Watson Pharmaceuticals, Inc.[b]	8,833,705

	Total	42,602,621

Industrials (16.2%)
180,277	AMETEK, Inc.	5,588,587
124,700	BE Aerospace, Inc.[b]	4,891,981
58,811	Chicago Bridge and Iron Company	2,101,905
99,100	Expeditors International of Washington, Inc.	3,524,987
45,155	Flowserve Corporation	5,417,697
75,600	Jacobs Engineering Group, Inc.[b]	2,915,892

Shares	Common Stock (93.6%)	Value

Industrials (16.2%) - continued
151,700	JB Hunt Transport Services, Inc.	$8,346,534
117,300	Kansas City Southern	8,539,440
107,500	Pentair, Inc.[a]	4,711,725
55,000	Roper Industries, Inc.	5,469,750
63,400	SPX Corporation	3,849,648
62,900	Stericycle, Inc.[b]	5,840,265

	Total	61,198,411

Information Technology (22.6%)
112,974	Akamai Technologies, Inc.[b]	3,974,425
113,400	ANSYS, Inc.[b]	6,799,464
206,980	Atmel Corporation[b]	1,212,903
96,486	Autodesk, Inc.[b]	3,272,805
203,000	Broadcom Corporation[b]	6,877,640
249,700	Ciena Corporation[a,b]	4,002,691
280,200	Electronic Arts, Inc.[b]	3,087,804
75,700	F5 Networks, Inc.[b]	7,068,866
113,600	Fortinet, Inc.[b]	2,727,536
32,200	Lam Research Corporation[b]	1,108,002
469,300	Marvell Technology Group, Ltd.	5,284,318
38,400	Mercadolibre, Inc.[a]	2,565,504
44,700	Nice Systems, Ltd. ADR[b]	1,609,200
288,719	Nuance Communications, Inc.[b]	5,875,432
550,000	NVIDIA Corporation[b]	7,447,000
375,100	ON Semiconductor Corporation[b]	2,603,194
57,800	Red Hat, Inc.[b]	3,101,548
137,800	Riverbed Technology, Inc.[b]	2,430,792
128,700	Teradata Corporation[b]	8,702,694
133,129	VeriFone Systems, Inc.[b]	4,831,251
31,000	Xilinx, Inc.	1,004,400

	Total	85,587,469

Materials (5.0%)
36,000	Agrium, Inc.	3,418,560
55,000	Celanese Corporation	2,097,150
90,600	FMC Corporation	4,955,820
64,200	Newmont Mining Corporation	2,854,974
113,500	Silver Wheaton Corporation	3,125,790
69,300	Walter Energy, Inc.	2,376,990

	Total	18,829,284

Telecommunications Services (2.7%)
69,000	SBA Communications Corporation[b]	4,075,140
247,200	TW Telecom, Inc.[b]	6,212,136

	Total	10,287,276

	Total Common Stock (cost $290,563,039)	353,933,504

Shares	Collateral Held for Securities Loaned (4.0%)	Value

15,166,625	Thrivent Financial Securities Lending Trust	15,166,625

	Total Collateral Held for Securities Loaned (cost $15,166,625)	15,166,625

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
48

Mid Cap Growth Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Short-Term Investments (5.3%)[c]	Value
	Federal Home Loan Bank Discount Notes
10,000,000	0.090%, 8/8/2012[d]	$9,999,806
5,000,000	0.100%, 8/17/2012[d]	4,999,778
5,000,000	0.130%, 10/26/2012[d]	4,998,447

	Total Short-Term Investments (at amortized cost)	19,998,031

	Total Investments (cost $325,727,695) 102.9%	$389,098,160

	Other Assets and Liabilities, Net (2.9%)	(11,068,401)

	Total Net Assets 100.0%	$378,029,759

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$83,842,607
Gross unrealized depreciation	(20,472,142)

Net unrealized appreciation (depreciation)	$63,370,465

Cost for federal income tax purposes	$325,727,695

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2012, in valuing Mid Cap Growth Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	57,890,572	57,890,572	–	–
Consumer Staples	13,301,993	13,301,993	–	–
Energy	44,690,120	44,690,120	–	–
Financials	19,545,758	19,545,758	–	–
Health Care	42,602,621	42,602,621	–	–
Industrials	61,198,411	61,198,411	–	–
Information Technology	85,587,469	85,587,469	–	–
Materials	18,829,284	18,829,284	–	–
Telecommunications Services	10,287,276	10,287,276	–	–
Collateral Held for Securities Loaned	15,166,625	15,166,625	–	–
Short-Term Investments	19,998,031	–	19,998,031	–

Total	$389,098,160	$369,100,129	$19,998,031	$–

There were no significant transfers between the Levels during the period ended July 31, 2012. Transfers between the levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Growth Fund, is as follows:

Fund	Value October 31, 2011	Gross Purchases	Gross Sales	Shares Held at July 31, 2012	Value July 31, 2012	Income Earned November 1, 2011 - July 31, 2012
Thrivent Financial Securities Lending Trust	$8,790,050	$76,417,441	$70,040,866	15,166,625	$15,166,625	$10,309
Total Value and Income Earned	8,790,050				15,166,625	10,309

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
49

Partner Mid Cap Value Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Shares	Common Stock (98.6%)	Value

Consumer Discretionary (9.7%)
2,299	AutoZone, Inc.[a]	$862,654
12,647	Lear Corporation	449,601
78,850	Liberty Interactive Corporation[a]	1,476,860
12,140	Limited Brands, Inc.	577,257
35,616	Macy’s, Inc.	1,276,477
103,873	MGM Resorts International[a]	988,871
491	NVR, Inc.[a]	380,024
12,748	PetSmart, Inc.	842,770
11,564	PVH Corporation	918,529
8,923	Ross Stores, Inc.	592,844
25,162	Scripps Networks Interactive	1,354,974
10,762	Starwood Hotels & Resorts Worldwide, Inc.	582,762
16,909	Toll Brothers, Inc.[a]	493,236
17,659	TRW Automotive Holdings Corporation[a]	693,999
18,169	Urban Outfitters, Inc.[a]	555,063

	Total	12,045,921

Consumer Staples (5.6%)
9,096	Church & Dwight Company, Inc.	524,020
43,710	Coca-Cola Enterprises, Inc.	1,281,577
32,699	Constellation Brands, Inc.[a]	922,439
24,940	Ingredion, Inc.	1,294,885
25,323	J.M. Smucker Company	1,944,806
8,226	Lorillard, Inc.	1,058,193

	Total	7,025,920

Energy (8.3%)
25,669	Cabot Oil & Gas Corporation	1,082,975
30,496	Cameron International Corporation[a]	1,533,034
22,869	Energen Corporation	1,171,121
19,948	EQT Corporation	1,125,067
21,702	HollyFrontier Corporation	811,438
37,162	Marathon Petroleum Corporation	1,757,763
8,485	Noble Corporation[a]	313,945
13,882	Pioneer Natural Resources Company	1,230,362
17,916	Range Resources Corporation	1,121,542
8,913	Tesoro Corporation[a]	246,444

	Total	10,393,691

Financials (29.6%)
21,792	Alexandria Real Estate Equities, Inc.	1,601,276
25,128	Ameriprise Financial, Inc.	1,299,620
12,604	AvalonBay Communities, Inc.	1,853,922
13,455	Camden Property Trust	959,476
24,891	CIT Group, Inc.[a]	909,019
26,593	Discover Financial Services	956,284
37,262	Douglas Emmett, Inc.	876,030
21,891	Everest Re Group, Ltd.	2,226,315
23,696	First Republic Bank	770,831
45,395	Hartford Financial Services Group, Inc.	746,748
115,092	Host Hotels & Resorts, Inc.	1,689,551
84,728	Invesco, Ltd.	1,875,031
68,072	Kimco Realty Corporation	1,326,723
19,195	Lazard, Ltd.	515,386
41,032	Liberty Property Trust	1,489,051
19,961	M&T Bank Corporation	1,713,452
153,086	MFA Financial, Inc.	1,236,935
63,688	NASDAQ OMX Group, Inc.	1,445,718

Shares	Common Stock (98.6%)	Value

Financials (29.6%) - continued
16,019	PartnerRe, Ltd.	$1,160,416
80,473	Principal Financial Group, Inc.	2,059,304
103,314	SLM Corporation	1,651,991
71,915	SunTrust Banks, Inc.	1,700,790
34,642	Tanger Factory Outlet Centers, Inc.	1,115,472
22,526	Ventas, Inc.	1,514,874
43,108	W.R. Berkley Corporation	1,579,046
35,352	Willis Group Holdings plc	1,307,317
67,665	XL Group plc	1,397,282

	Total	36,977,860

Health Care (7.0%)
41,584	Aetna, Inc.	1,499,519
270,032	Boston Scientific Corporation[a]	1,396,065
66,585	Hologic, Inc.[a]	1,233,154
36,906	Life Technologies Corporation[a]	1,619,435
67,515	Mylan, Inc.[a]	1,554,871
83,480	Warner Chilcott plc[a]	1,419,160

	Total	8,722,204

Industrials (8.4%)
21,393	BE Aerospace, Inc.[a]	839,247
28,627	Dover Corporation	1,559,313
27,184	Fortune Brands Home and Security, Inc.[a]	601,310
12,626	Gardner Denver, Inc.	719,430
28,587	Lennox International, Inc.	1,248,394
29,198	Pentair, Inc.	1,279,748
29,413	Republic Services, Inc.	850,918
13,981	Rockwell Automation, Inc.	941,760
43,537	Spirit Aerosystems Holdings, Inc.[a]	1,023,120
53,282	Textron, Inc.	1,387,996

	Total	10,451,236

Information Technology (10.9%)
19,161	Adobe Systems, Inc.[a]	591,692
51,011	Altera Corporation	1,808,340
12,045	Amphenol Corporation	709,209
23,959	Analog Devices, Inc.	936,318
21,914	Cavium, Inc.[a,b]	592,116
13,345	Check Point Software Technologies, Ltd.[a]	648,167
34,982	Fidelity National Information Services, Inc.	1,099,834
70,499	Juniper Networks, Inc.[a]	1,235,847
42,578	Lam Research Corporation[a]	1,465,109
29,582	NetApp, Inc.[a]	966,444
58,807	Parametric Technology Corporation[a]	1,266,703
20,346	Paychex, Inc.	665,111
60,423	Polycom, Inc.[a]	528,097
22,786	QLIK Technologies, Inc.[a]	455,720
16,446	SanDisk Corporation[a]	676,424

	Total	13,645,131

Materials (6.0%)
26,785	Albemarle Corporation	1,559,423
20,320	Ball Corporation	844,499
18,956	Carpenter Technology Corporation	907,234
18,869	Crown Holdings, Inc.[a]	677,397
19,339	Cytec Industries, Inc.	1,190,509
12,791	Martin Marietta Materials, Inc.[b]	961,116

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
50

Partner Mid Cap Value Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Shares	Common Stock (98.6%)	Value

Materials (6.0%) - continued
24,917	Reliance Steel & Aluminum Company	$1,282,727

	Total	7,422,905

Telecommunications Services (0.8%)
216,918	Sprint Nextel Corporation[a]	945,763

	Total	945,763

Utilities (12.3%)
24,698	AES Corporation[a]	297,858
42,098	Calpine Corporation[a]	719,455
20,599	CMS Energy Corporation	507,971
29,991	Edison International, Inc.	1,384,984
21,959	Great Plains Energy, Inc.	487,051
27,894	Northeast Utilities	1,112,413
63,177	NV Energy, Inc.	1,155,507
5,386	OGE Energy Corporation	286,050
18,868	Pinnacle West Capital Corporation	1,010,193
69,395	PPL Corporation	2,005,515
20,346	Questar Corporation	414,041
34,557	SCANA Corporation[b]	1,699,168
28,255	Sempra Energy	1,989,435
75,301	Xcel Energy, Inc.	2,206,319

	Total	15,275,960

	Total Common Stock (cost $109,392,352)	122,906,591

Shares	Collateral Held for Securities Loaned (1.2%)	Value

1,539,425	Thrivent Financial Securities Lending Trust	1,539,425

	Total Collateral Held for Securities Loaned (cost $1,539,425)	1,539,425

	Total Investments (cost $110,931,777) 99.8%	$124,446,016

	Other Assets and Liabilities, Net 0.2%	284,094

	Total Net Assets 100.0%	$124,730,110

a	Non-income producing security.
b	All or a portion of the security is on loan.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$16,937,144
Gross unrealized depreciation	(3,422,905)

Net unrealized appreciation (depreciation)	$13,514,239

Cost for federal income tax purposes	$110,931,777

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
51

Partner Mid Cap Value Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2012, in valuing Partner Mid Cap Value Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	12,045,921	12,045,921	–	–
Consumer Staples	7,025,920	7,025,920	–	–
Energy	10,393,691	10,393,691	–	–
Financials	36,977,860	36,977,860	–	–
Health Care	8,722,204	8,722,204	–	–
Industrials	10,451,236	10,451,236	–	–
Information Technology	13,645,131	13,645,131	–	–
Materials	7,422,905	7,422,905	–	–
Telecommunications Services	945,763	945,763	–	–
Utilities	15,275,960	15,275,960	–	–
Collateral Held for Securities Loaned	1,539,425	1,539,425	–	–

Total	$124,446,016	$124,446,016	$–	$–

There were no significant transfers between the Levels during the period ended July 31, 2012. Transfers between the levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Mid Cap Value Fund, is as follows:

Fund	Value October 31, 2011	Gross Purchases	Gross Sales	Shares Held at July 31, 2012	Value July 31, 2012	Income Earned November 1, 2011 - July 31, 2012
Thrivent Financial Securities Lending Trust	$1,504,980	$11,221,423	$11,186,978	1,539,425	$1,539,425	$973
Total Value and Income Earned	1,504,980				1,539,425	973

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
52

Mid Cap Stock Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Shares	Common Stock (96.1%)	Value

Consumer Discretionary (13.9%)
213,600	Charter Communications, Inc.[a]	$16,430,112
303,100	DISH Network Corporation	9,323,356
270,742	Dollar Tree, Inc.[a]	13,629,152
262,500	Omnicom Group, Inc.	13,172,250
77,114	Panera Bread Company[a]	12,144,684
225,600	Penn National Gaming, Inc.[a]	8,780,352
113,300	PetSmart, Inc.	7,490,263
358,300	Toll Brothers, Inc.[a]	10,451,611
550,208	WMS Industries, Inc.[a]	10,107,321

	Total	101,529,101

Consumer Staples (3.2%)
222,500	Ingredion, Inc.	11,552,200
210,087	TreeHouse Foods, Inc.[a]	11,762,771

	Total	23,314,971

Energy (8.8%)
1,182,834	Alpha Natural Resources, Inc.[a]	8,291,666
188,000	Ensco plc	10,214,040
529,200	Helix Energy Solutions Group, Inc.[a]	9,462,096
133,888	National Oilwell Varco, Inc.	9,680,103
245,800	Newfield Exploration Company[a]	7,504,274
297,700	Southwestern Energy Company[a]	9,898,525
764,300	Weatherford International, Ltd.[a]	9,209,815

	Total	64,260,519

Financials (20.0%)
580,300	CBL & Associates Properties, Inc.	11,449,319
658,033	Duke Realty Corporation	9,515,157
243,226	Endurance Specialty Holdings, Ltd.	8,432,645
583,226	HCC Insurance Holdings, Inc.	17,870,045
817,209	Host Hotels & Resorts, Inc.	11,996,628
1,715,600	Huntington Bancshares, Inc.	10,662,454
301,582	Lazard, Ltd.	8,097,477
110,900	M&T Bank Corporation	9,519,656
447,500	NASDAQ OMX Group, Inc.	10,158,250
245,190	Northern Trust Corporation	11,131,626
844,300	Och-Ziff Capital Management Group, LLC	6,121,175
555,912	W.R. Berkley Corporation	20,363,057
575,002	Zions Bancorporation	10,465,036

	Total	145,782,525

Health Care (10.3%)
92,100	Alexion Pharmaceuticals, Inc.[a]	9,656,685
101,614	C.R. Bard, Inc.	9,882,978
277,100	Endo Pharmaceutical Holdings, Inc.[a]	8,238,183
309,695	Health Net, Inc.[a]	6,819,484
318,000	Medicines Company[a]	7,962,720
369,200	Thoratec Corporation[a]	12,667,252
109,800	Waters Corporation[a]	8,507,304
187,963	Zimmer Holdings, Inc.	11,076,659

	Total	74,811,265

Industrials (12.2%)
360,717	CSX Corporation	8,274,848
1,016,830	Manitowoc Company, Inc.	12,201,960
165,498	Manpower, Inc.	5,888,419
777,300	McDermott International, Inc.[a]	9,094,410
478,444	Oshkosh Corporation[a]	10,774,559
133,218	Parker Hannifin Corporation	10,700,070

Shares	Common Stock (96.1%)	Value

Industrials (12.2%) - continued
906,000	Southwest Airlines Company	$8,326,140
161,706	SPX Corporation	9,818,788
243,683	Tyco International, Ltd.	13,387,944

	Total	88,467,138

Information Technology (18.3%)
305,300	Akamai Technologies, Inc.[a]	10,740,454
182,400	Alliance Data Systems Corporation[a,b]	23,712,000
745,500	CoreLogic, Inc.[a]	17,146,500
208,453	eBay, Inc.[a]	9,234,468
261,759	Itron, Inc.[a]	10,200,748
485,550	Juniper Networks, Inc.[a]	8,511,692
1,000,962	NVIDIA Corporation[a]	13,553,026
226,400	OpenTable, Inc.[a,b]	8,231,904
716	Palo Alto Networks, Inc.[a]	40,912
1,167,814	Teradyne, Inc.[a]	17,178,544
445,096	Xilinx, Inc.	14,421,110

	Total	132,971,358

Materials (4.4%)
208,616	Albemarle Corporation	12,145,623
217,364	Silgan Holdings, Inc.	8,957,570
819,494	Steel Dynamics, Inc.	10,563,278

	Total	31,666,471

Utilities (5.0%)
528,800	CMS Energy Corporation	13,040,208
715,938	NV Energy, Inc.	13,094,506
317,800	Public Service Enterprise Group, Inc.	10,563,672

	Total	36,698,386

	Total Common Stock (cost $614,770,359)	699,501,734

Shares	Collateral Held for Securities Loaned (2.5%)	Value

17,955,000	Thrivent Financial Securities Lending Trust	17,955,000

	Total Collateral Held for Securities Loaned (cost $17,955,000)	17,955,000

Principal Amount	Short-Term Investments (3.1%)[c]	Value

	Federal Home Loan Bank Discount Notes
4,500,000	0.090%, 8/10/2012[d]	4,499,888
18,000,000	0.080%, 8/17/2012[d]	17,999,300

	Total Short-Term Investments (at amortized cost)	22,499,188

	Total Investments (cost $655,224,547) 101.7%	$739,955,922

	Other Assets and Liabilities, Net (1.7%)	(12,124,969)

	Total Net Assets 100.0%	$727,830,953

a	Non-income producing security.
b	All or a portion of the security is on loan.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
53

Mid Cap Stock Fund

Schedule of Investments as of July 31, 2012

(unaudited)

c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$129,379,575
Gross unrealized depreciation	(44,648,200)

Net unrealized appreciation (depreciation)	$84,731,375

Cost for federal income tax purposes	$655,224,547

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2012, in valuing Mid Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	101,529,101	101,529,101	–	–
Consumer Staples	23,314,971	23,314,971	–	–
Energy	64,260,519	64,260,519	–	–
Financials	145,782,525	145,782,525	–	–
Health Care	74,811,265	74,811,265	–	–
Industrials	88,467,138	88,467,138	–	–
Information Technology	132,971,358	132,971,358	–	–
Materials	31,666,471	31,666,471	–	–
Utilities	36,698,386	36,698,386	–	–
Collateral Held for Securities Loaned	17,955,000	17,955,000	–	–
Short-Term Investments	22,499,188	–	22,499,188	–

Total	$739,955,922	$717,456,734	$22,499,188	$–

There were no significant transfers between the Levels during the period ended July 31, 2012. Transfers between the levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Stock Fund, is as follows:

Fund	Value October 31, 2011	Gross Purchases	Gross Sales	Shares Held at July 31, 2012	Value July 31, 2012	Income Earned November 1, 2011 - July 31, 2012
Thrivent Financial Securities Lending Trust	$35,829,950	$73,119,575	$90,994,525	17,955,000	$17,955,000	$143,808
Total Value and Income Earned	35,829,950				17,955,000	143,808

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
54

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Shares	Common Stock (87.1%)	Value

Australia (3.3%)
59,262	Australia & New Zealand Banking Group, Ltd.	$1,457,156
1,277,760	Beach Energy, Ltd.	1,464,537
187,544	BHP Billiton, Ltd.	6,229,491
344,178	Boart Longyear Group	819,032
19,609	Campbell Brothers, Ltd.	959,668
26,950	Flight Centre, Ltd.[a]	598,833
164,140	GrainCorp, Ltd.	1,581,099
760,601	Imdex, Ltd.	1,244,169
150,823	Mineral Resources, Ltd.	1,256,351
103,279	NRW Holdings, Ltd.	310,575
49,491	Ramsay Health Care, Ltd.	1,231,346
37,829	Rio Tinto, Ltd.	2,094,787
303,455	SAI Global, Ltd.	1,422,980
396,111	Westfield Retail Trust	1,265,549

	Total	21,935,573

Austria (<0.1%)
11,439	Voestalpine AG	310,704

	Total	310,704

Belgium (0.8%)
49,017	Anheuser-Busch InBev NV	3,878,579
21,648	Compagnie d’ Entreprises CFE	1,127,316
13,264	EVS Broadcast Equipment SA	625,114

	Total	5,631,009

Brazil (3.2%)
212,181	Banco Bradesco SA ADR	3,254,857
52,000	Lojas Renner SA	1,547,160
58,000	Multiplan Empreendimentos Imobiliarios SA	1,459,057
114,700	Petroleo Brasileiro SA ADR	2,251,561
169,000	Petroleo Brasileiro SA PREF ADR	3,216,070
320,450	Rossi Residencial SA	734,977
128,500	Souza Cruz SA	1,820,396
149,000	Ultrapar Participacoes SA	3,493,777
194,000	Vale SA SP PREF ADR	3,439,620

	Total	21,217,475

Canada (3.5%)
25,021	Agrium, Inc.	2,379,852
38,633	Alimentation Couche-Tard, Inc.	1,829,761
9,300	Bank of Nova Scotia	485,447
61,757	Barrick Gold Corporation	2,032,704
36,524	Canadian National Railway Company	3,221,935
14,808	Dollarama, Inc.	922,824
66,774	Enbridge, Inc.	2,731,815
140,850	Encana Corporation	3,133,912
10,826	Metro, Inc.	600,725
73,874	Nexen, Inc.	1,876,867
58,185	Pacific Rubiales Energy Corporation	1,316,400
33,203	Suncor Energy, Inc.	1,015,060
13,139	TMX Group, Inc.	648,500
83,276	Yamana Gold, Inc.	1,234,733

	Total	23,430,535

Chile (0.3%)
26,600	Banco Santander Chile SA ADR	1,999,256

	Total	1,999,256

Shares	Common Stock (87.1%)	Value

China (0.4%)
2,390,000	PetroChina Company, Ltd.	$2,984,210

	Total	2,984,210

Cyprus (0.2%)
160,522	Prosafe SE	1,171,667

	Total	1,171,667

Denmark (1.6%)
40,487	Christian Hansen Holding AS	1,155,167
9,082	Coloplast AS	1,719,647
261,350	Danske Bank AS ADR[b]	3,874,195
26,732	Novo Nordisk AS	4,121,712

	Total	10,870,721

Finland (0.7%)
111,638	Amer Sports Oyj	1,264,709
181,150	Neste Oil Oyj	1,911,225
33,026	Outotec Oyj	1,509,626

	Total	4,685,560

France (5.8%)
53,713	Alten, Ltd.	1,512,615
17,846	AtoS	1,002,242
300,566	AXA SA	3,651,986
101,669	Beneteau SA	966,525
47,647	Bouygues SA	1,200,057
109,450	Cap Gemini SA	3,993,989
13,957	Casino Guichard Perrachon SA	1,170,532
9,614	Christian Dior SA	1,327,694
106,948	Compagnie de Saint-Gobain	3,220,704
50,255	Faurecia	796,913
135,700	GDF Suez	3,028,312
28,181	Ingenico	1,507,221
226	Legrand SA	7,241
7,327	Remy Cointreau SA	864,722
10,528	Sanofi	858,999
14,731	Sartorius Stedim Biotech	1,216,081
88,900	Total SA	4,096,390
9,618	Unibail-Rodamco	1,844,310
35,028	Vinci SA	1,483,412
6,788	Virbac SA	1,192,609
211,390	Vivendi SA	4,009,335

	Total	38,951,889

Germany (7.1%)
46,021	BASF SE	3,359,924
31,930	Bayerische Motoren Werke AG	2,376,465
2,342,900	Commerzbank AGb	3,630,673
94,650	Daimler AG	4,716,218
18,378	Delticom AG	1,246,742
75,700	Deutsche Boerse AG	3,766,157
37,751	Deutz AGb	140,385
16,333	Duerr AG	1,088,897
27,355	Gerresheimer AGb	1,280,061
29,280	Gerry Weber International AG	1,201,633
28,377	Henkel AG & Company KGaA	2,037,271
100,948	Infineon Technologies AG	733,553
20,626	Kabel Deutschland Holding AGb	1,290,692
20,860	Lanxess AG	1,446,316
85,300	Metro AG	2,345,745
12,088	Pfeiffer Vacuum Technology AG	1,191,229
26,706	Rheinmetall AG	1,332,280
39,938	RWE AG	1,568,054
46,658	SAP AG ADR	2,961,207

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
55

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Shares	Common Stock (87.1%)	Value

Germany (7.1%) - continued
17,206	Siemens AG	$1,458,098
50,130	Suedzucker AG	1,727,249
44,360	Symrise AG	1,392,370
164,200	ThyssenKrupp AG	3,010,334
11,860	Volkswagen AG	2,018,351

	Total	47,319,904

Hong Kong (3.6%)
607,400	AIA Group, Ltd.	2,122,136
270,000	Cathay Pacific Airways, Ltd.	445,345
398,000	China Mobile, Ltd.	4,644,273
947,181	Dah Chong Hong Holdings, Ltd.	810,296
2,207,200	Guangzhou Automobile Group Company, Ltd.	1,645,999
393,000	Hang Lung Group, Ltd.	2,536,933
389,350	Hutchison Whampoa, Ltd.	3,490,137
293,000	Link REIT	1,281,769
2,379,558	New World Development Company, Ltd.	3,025,761
2,051,000	Sany Heavy Equipment International Holdings Company, Ltd.	1,024,852
184,500	Swire Pacific, Ltd., Class A	2,207,762
270,000	Swire Pacific, Ltd., Class B	629,812
166,950	Swire Properties, Ltd.	496,673

	Total	24,361,748

Hungary (0.3%)
11,001	Richter Gedeon Nyrt	1,861,924

	Total	1,861,924

India (1.8%)
109,896	Bharti Airtel, Ltd.	589,912
22,800	GlaxoSmithKline Pharmaceuticals, Ltd.	863,713
9,500	Grasim Industries, Ltd.	489,276
40,779	Hero Motocorp, Ltd.	1,462,800
141,000	Hindustan Unilever, Ltd.	1,182,554
190,000	Housing Development Finance Corporation	2,348,727
78,000	ICICI Bank, Ltd.	1,342,279
53,779	Infosys, Ltd.	2,141,262
53,428	Ultra Tech Cement, Ltd.	1,572,642

	Total	11,993,165

Indonesia (0.4%)
3,591,000	PT Astra International Tbk	2,640,105

	Total	2,640,105

Ireland (0.5%)
30,019	Paddy Power plc	2,023,695
44,564	Ryanair Holdings plc ADR[b]	1,312,855

	Total	3,336,550

Israel (1.0%)
13,824	Mellanox Technologies, Ltd.[b]	1,449,585
32,609	Radware, Inc.[b]	985,770
98,850	Teva Pharmaceutical Industries, Ltd. ADR	4,041,976

	Total	6,477,331

Italy (1.2%)
37,800	DiaSorin SPA	1,034,902

Shares	Common Stock (87.1%)	Value

Italy (1.2%) - continued
213,400	Eni SPA	$4,400,577
3,607,425	Telecom Italia SPA	2,511,482

	Total	7,946,961

Japan (13.9%)
24,500	Aisin Seiki Company, Ltd.	744,737
47,700	Aoyama Trading Company, Ltd.	931,768
123,500	Asics Corporation	1,445,515
194,000	Bank of Yokohama, Ltd.	878,634
214,950	Bridgestone Corporation	4,841,544
56,700	Canon, Inc.	1,893,392
96,000	Chiyoda Corporation	1,246,827
73,200	CMK Corporation	257,046
48,000	Daihatsu Motor Company, Ltd.	802,164
226,550	Daiichi Sankyo Company, Ltd.	3,728,298
1,088,144	Daiwa Securities Group, Inc.	4,055,559
26,900	East Japan Railway Company	1,720,708
17,800	FamilyMart Company, Ltd.	842,344
33,700	HIS Company, Ltd.	1,163,716
200,000	Hitachi, Ltd.	1,179,089
14,900	Idemitsu Kosan Company, Ltd.	1,248,081
477,000	IHI Corporation	1,015,171
125,900	ITOCHU Corporation	1,303,292
64,800	Japan Tobacco, Inc.	2,035,665
77,000	JX Holdings, Inc.	370,126
48,000	Kaken Pharmaceutical Company, Ltd.	680,619
130	KDDI Corporation	895,076
47,500	Konica Minolta Holdings, Inc.	334,932
302,152	Kureha Corporation	1,234,268
147,000	Marubeni Corporation	980,560
380	Message Company, Ltd.	1,320,147
191,000	Mitsubishi Chemical Holdings Corporation	806,028
41,900	Mitsubishi Corporation	829,146
178,200	Mitsubishi UFJ Financial Group, Inc.	864,099
42,200	Mitsui & Company, Ltd.	623,153
193,900	Mori Seiki Company, Ltd.	1,419,239
219,457	MS and AD Insurance Group Holdings, Inc.	3,549,169
45,500	Nabtesco Corporation	992,917
103,167	Nachi-Fujikoshi Corporation	332,483
128,000	Nikkiso Company, Ltd.	1,459,796
156,050	Nikon Corporation	4,309,253
642,250	Nippon Sheet Glass Company[a]	592,481
110,000	Nippon Shokubai Company, Ltd.	1,338,219
93,000	Nippon Soda Company, Ltd.	383,888
17,600	Nippon Telegraph & Telephone Corporation	816,983
182,000	Nippon Yusen Kabushiki Kaisha	402,724
552,800	Nissan Motor Company, Ltd.	5,197,546
663	NTT DoCoMo, Inc.	1,108,254
77,400	OSG Corporation	1,049,900
32,351	Pigeon Corporation	1,409,027
25,200	Ryohin Keikaku Company, Ltd.	1,361,554
35,800	Ship Healthcare Holdings, Inc.	935,931
716,000	Sojitz Corporation	1,110,021
270	So-net M3, Inc.	1,402,803
359,000	Sumitomo Corporation	5,029,264
122,700	Sumitomo Electric Industries, Ltd.	1,442,886
1,529,100	Sumitomo Mitsui Trust Holdings, Inc.	4,367,462

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
56

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Shares	Common Stock (87.1%)	Value

Japan (13.9%) - continued
378,000	Sumitomo Osaka Cement Company, Ltd.	$1,248,461
39,500	Suzuki Motor Corporation	721,721
32,800	Sysmex Corporation	1,428,676
39,900	Tamron Company, Ltd.	1,300,017
7,800	TDK Corporation	295,844
176,000	Toda Kogyo Corporation	770,224
26,000	Toyo Suisan Kaisha, Ltd.	624,321
58,900	Toyota Motor Corporation	2,252,149
50,300	Unipres Corporation	1,330,627
146,200	UNY Company, Ltd.	1,315,871
25,200	West Japan Railway Company	1,086,878

	Total	92,658,293

Jersey (0.1%)
25,684	Wolseley plc	923,786

	Total	923,786

Luxembourg (0.3%)
59,000	Tenaris SA ADR	2,258,520

	Total	2,258,520

Malaysia (0.2%)
240,000	CIMB Group Holdings Berhad	600,548
135,500	Public Bank Berhad	622,218

	Total	1,222,766

Mexico (1.4%)
168,000	Consorcio ARA SAB de CVb	44,847
39,000	Fomento Economico Mexicano SAB de CV ADR	3,331,380
18,100	Grupo Aeroportuario del Sureste SAB de CV ADR	1,612,891
619,500	Grupo Financiero Banorte SAB de CV ADR	3,326,112
323,000	Organizacion Soriana SAB de CVb	966,681

	Total	9,281,911

Netherlands (2.8%)
84,615	Aalberts Industries NV	1,336,287
1,055,800	Aegon NV	4,792,867
22,528	ASM International NV	854,298
34,853	ASML Holding NV	2,013,116
15,236	Gemalto NV	1,164,312
47,913	Imtech NV	1,221,896
62,521	Koninklijke (Royal) Ahold NV	761,061
113,162	Koninklijke DSM NV	5,570,390
51,896	TKH Group NV	1,047,684
3,280	Ziggo NVb	94,844

	Total	18,856,755

New Zealand (0.1%)
337,219	Telecom Corporation of New Zealand, Ltd.	723,104

	Total	723,104

Norway (1.7%)
35,000	Schibsted ASA	1,070,836
34,373	Seadrill, Ltd.	1,339,556
173,192	Statoil ASA	4,116,147
457,000	STX OSV Holdings, Ltd.	573,894
44,284	TGS Nopec Geophysical Company ASA	1,294,305

Shares	Common Stock (87.1%)	Value

Norway (1.7%) - continued
165,504	Tomra Systems ASA	$1,299,814
36,068	Yara International ASA	1,703,131

	Total	11,397,683

Philippines (0.5%)
3,208,500	Ayala Land, Inc.	1,672,755
809,966	Bank of the Philippine Islands	1,405,041

	Total	3,077,796

Poland (0.3%)
41,111	Bank Pekao SA	1,715,396

	Total	1,715,396

Portugal (0.3%)
2,887,875	Banco Espirito Santo SAb	1,775,295

	Total	1,775,295

Russia (0.4%)
52,500	Lukoil ADR	2,951,587

	Total	2,951,587

Singapore (1.6%)
1,218,000	Biosenors International Group, Ltd.[b]	1,198,326
1,607,000	Ezion Holdings, Ltd.	1,211,449
10,940,000	GMG Global, Ltd.	1,041,779
1,801,000	Golden Agri-Resources, Ltd.	1,066,504
421,810	Keppel Corporation, Ltd.	3,775,172
577,000	Raffles Medical Group, Ltd.	1,147,509
271,000	SembCorp Industries, Ltd.	1,147,895

	Total	10,588,634

South Africa (0.7%)
67,890	Massmart Holdings, Ltd.	1,423,379
260,000	Truworths International, Ltd.	3,243,786

	Total	4,667,165

South Korea (2.5%)
13,399	BS Financial Group, Inc.	140,224
3,003	E-Mart Company, Ltd.	696,049
44,670	Lock & Lock Company, Ltd.	1,067,539
12,000	POSCO	3,832,749
7,650	Samsung Electronics Company, Ltd.	5,431,673
1,356	Shinsegae Company, Ltd.	249,131
4,830	SK Telecom Company, Ltd.	613,773
254,249	SK Telecom Company, Ltd. ADR	3,526,433
46,707	Tera Semicon Company, Ltd.[b]	1,034,139

	Total	16,591,710

Spain (0.6%)
519,456	Banco Bilbao Vizcaya Argentaria SA	3,386,595
15,660	Viscofan SA	717,233

	Total	4,103,828

Sweden (1.6%)
70,056	Atlas Copco AB	1,568,703
58,680	Boliden AB	889,664
41,929	Hexpol AB	1,487,596
39,708	Hoganas AB	1,277,642
78,841	JM AB	1,491,009
124,529	Swedbank AB	2,164,430

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
57

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Shares	Common Stock (87.1%)	Value

Sweden (1.6%) - continued
161,396	Volvo AB	$1,985,878

	Total	10,864,922

Switzerland (6.5%)
81,850	Adecco SAb	3,588,003
36,565	Aryzta AGb	1,815,014
9,099	Bucher Industries AG	1,553,796
4,513	Burckhardt Compression Holding AG	1,152,296
38,851	Compagnie Financiere Richemont SA	2,198,228
195,750	Credit Suisse Group[b]	3,332,662
4,408	Dufry AGb	536,726
11,564	EFG International AGb	79,335
2,435	Galenica AG	1,403,957
3,333	Givaudan SAb	3,239,211
67,195	Holcim, Ltd.[b]	3,954,305
76,310	Nestle SA	4,688,191
76,400	Novartis AG	4,486,135
55,513	Roche Holding AG	9,829,996
6,041	Zurich Insurance Group AGb	1,340,754

	Total	43,198,609

Taiwan (0.8%)
447,100	Taiwan Mobile Company, Ltd.	1,472,103
1,336,362	Taiwan Semiconductor Manufacturing Company, Ltd.	3,617,252

	Total	5,089,355

Thailand (1.9%)
404,100	Bangkok Bank pcl	2,656,121
392,000	PTT Exploration & Production pcl	1,882,508
459,500	PTT pcl	4,733,827
160,800	Siam Cement pcl	1,776,865
378,400	Siam Commercial Bank pcl	1,917,016

	Total	12,966,337

Turkey (0.9%)
703,258	Akbank TAS	2,640,480
40,398	BIM Birlesik Magazalar AS	1,751,948
335,000	Turkiye Garanti Bankasi AS	1,302,168

	Total	5,694,596

United Kingdom (11.9%)
49,579	Aveva Group plc	1,384,838
198,346	Babcock International Group plc	2,663,210
1,368,355	BAE Systems plc	6,604,061
48,719	Bellway plc	611,508
81,065	BG Group plc	1,595,816
36,562	British American Tobacco plc	1,942,022
564,152	BT Group plc	1,919,337
150,175	BTG plc[b]	878,328
243,832	Carillion plc	963,362
146,609	Diageo plc	3,918,906
75,997	Drax Group plc	565,116
159,076	Elementis plc	522,946
246,547	Fenner plc	1,352,723
99,303	GlaxoSmithKline plc	2,284,981
228,136	Halma plc	1,411,489
90,150	HSBC Holdings plc ADR	3,768,270
73,605	Imperial Tobacco Group plc	2,856,296
136,737	Inchcape plc	804,664
40,523	InterContinental Hotels Group plc	1,001,175

Shares	Common Stock (87.1%)	Value

United Kingdom (11.9%) - continued
229,633	Intermediate Capital Group plc	$932,682
553,831	ITV plc	653,517
117,168	Lancashire Holdings, Ltd.	1,434,674
399,242	Legal & General Group plc	794,666
93,093	London Stock Exchange Group plc	1,410,947
151,920	Mondi plc	1,292,487
258,130	Morgan Crucible Company plc	1,019,933
123,820	National Grid plc	1,284,385
107,400	Pearson plc	2,010,761
137,206	Persimmon plc	1,320,452
118,277	Prudential plc	1,407,511
46,187	Rio Tinto plc	2,127,049
41,331	SABMiller plc	1,775,453
42,621	Spirax-Sarco Engineering plc	1,309,283
439,667	Spirent plc	1,135,841
79,547	Sports Direct International plc[b]	358,810
129,083	Standard Chartered plc	2,955,045
88,307	Telecity Group plc[b]	1,184,903
1,340,158	Tesco plc	6,672,635
51,978	Ultra Electronics Holdings plc	1,194,011
43,657	Unilever plc	1,565,423
1,463,637	Vodafone Group plc	4,188,738
372,350	WPP plc	4,708,143

	Total	79,786,397

United States (0.4%)
54,983	iShares MSCI EAFE Index Fund	2,749,150

	Total	2,749,150

	Total Common Stock (cost $602,768,863)	582,269,882

Principal Amount	Long-Term Fixed Income (9.7%)	Value

Argentina (0.4%)
	Argentina Government International Bond
430,000	7.000%, 9/12/2013	423,550
770,000	7.000%, 10/3/2015	658,350
190,000	7.000%, 4/17/2017	142,025
956,391	7.820%, 12/31/2033[c]	623,707
243,099	8.280%, 12/31/2033	161,661
189,077	8.280%, 12/31/2033	121,482
4,324,000	0.000%, 12/15/2035[c]	502,259
190,000	0.000%, 12/15/2035	19,000
740,000	0.000%, 12/15/2035	73,445
40,000	2.500%, 12/31/2038[d]	13,000

	Total	2,738,479

Azerbaijan (<0.1%)
	State Oil Company of Azerbaijan Republic
200,000	5.450%, 2/9/2017	209,750

	Total	209,750

Belarus (0.1%)
	Belarus Government International Bond
466,000	8.750%, 8/3/2015	456,680

	Total	456,680

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
58

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (9.7%)	Value

Belize (<0.1%)
	Belize Government International Bond
$140,000	8.500%, 2/20/2029	$68,250

	Total	68,250

Bermuda (<0.1%)
	China Resources Gas Group, Ltd
200,000	4.500%, 4/5/2022	213,330

	Total	213,330

Brazil (0.1%)
	Banco do Estado do Rio Grande do Sul SA
200,000	7.375%, 2/2/2022[e]	211,500
	Brazil Government International Bond
10,000	8.250%, 1/20/2034	16,770
340,000	11.000%, 8/17/2040	439,450
190,000	5.625%, 1/7/2041	247,950
	Independencia International, Ltd.
95,246	12.000%, 12/30/2016[e,f,g]	10
	Itau Unibanco Holding USA
200,000	5.500%, 8/6/2022	200,000

	Total	1,115,680

Canada (0.1%)
	Inmet Mining Corporation
156,000	8.750%, 6/1/2020[e]	153,660
	PTTEP Canada International Finance, Ltd.
200,000	5.692%, 4/5/2021	220,877
200,000	5.692%, 4/5/2021[e]	220,877
210,000	6.350%, 6/12/2042[e]	233,686

	Total	829,100

Cayman Islands (0.2%)
	CCL Finance, Ltd.
150,000	9.500%, 8/15/2014	168,000
	Country Garden Holdings Company
700,000	2.500%, 2/22/2013[h]	130,259
	Dubai Holding Commercial Operations MTN, Ltd.
100,000	4.750%, 1/30/2014[c]	116,587
	Evergrande Real Estate Group, Ltd.
2,000,000	7.500%, 1/19/2014[h]	285,349
	Petrobras International Finance Company
150,000	5.375%, 1/27/2021	167,802
	Vale Overseas, Ltd.
220,000	5.625%, 9/15/2019	247,888
320,000	4.625%, 9/15/2020	341,968
40,000	6.875%, 11/10/2039	48,563

	Total	1,506,416

Chile (0.4%)
	AES Gener SA
70,000	5.250%, 8/15/2021[e]	76,356
80,000	5.250%, 8/15/2021	87,264
	Banco del Estado de Chile
100,000	4.125%, 10/7/2020[e]	106,829
430,000	4.125%, 10/7/2020	459,363

Principal Amount	Long-Term Fixed Income (9.7%)	Value

Chile (0.4%) - continued
	Chile Government International Bond
$100,000	3.875%, 8/5/2020	$112,750
380,000	3.250%, 9/14/2021	409,450
	Corporacion Nacional del Cobre de Chile
100,000	7.500%, 1/15/2019	127,965
100,000	3.750%, 11/4/2020[e]	106,271
520,000	3.750%, 11/4/2020	552,610
200,000	4.250%, 7/17/2042[e]	203,063
	E-CL SA
120,000	5.625%, 1/15/2021[e]	132,145

	Total	2,374,066

Colombia (0.8%)
	Banco de Bogota SA
400,000	5.000%, 1/15/2017	423,000
	Colombia Government International Bond
20,000	8.250%, 12/22/2014	23,350
600,000	7.375%, 1/27/2017	748,500
540,000	7.375%, 3/18/2019	718,200
242,000	4.375%, 7/12/2021	279,510
500,000	7.375%, 9/18/2037	781,250
1,030,000	6.125%, 1/18/2041	1,423,974
	Empresa de Energia de Bogota SA
520,000	6.125%, 11/10/2021[e]	553,800
	Empresas Publicas de Medellin ESP
100,000	7.625%, 7/29/2019	126,875
	Transportadora de Gas del Internacional SA ESP
200,000	5.700%, 3/20/2022[e]	209,000

	Total	5,287,459

Dominican Republic (0.3%)
	Dominican Republic Government International Bond
262,314	9.040%, 1/23/2018	292,481
1,200,000	7.500%, 5/6/2021	1,306,200
390,000	8.625%, 4/20/2027	429,000

	Total	2,027,681

Gabon (<0.1%)
	Gabon Government International Bond
235,000	8.200%, 12/12/2017	274,950

	Total	274,950

Greece (<0.1%)
	Greece Government International Bond
20,000	2.000%, 2/24/2023[c,d]	4,506
20,000	2.000%, 2/24/2024[c,d]	4,042
20,000	2.000%, 2/24/2025[c,d]	3,899
20,000	2.000%, 2/24/2026[c,d]	3,642
20,000	2.000%, 2/24/2027[c,d]	3,631
20,000	2.000%, 2/24/2028[c,d]	3,648
30,000	2.000%, 2/24/2029[c,d]	5,346
50,000	2.000%, 2/24/2030[c,d]	8,840
60,000	2.000%, 2/24/2031[c,d]	10,553
80,000	2.000%, 2/24/2032[c,d]	14,132
20,000	2.000%, 2/24/2033[c,d]	3,452

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
59

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (9.7%)	Value

Greece (<0.1%) - continued
$60,000	2.000%, 2/24/2034[c,d]	$10,152
90,000	2.000%, 2/24/2035[c,d]	15,141
100,000	2.000%, 2/24/2036[c,d]	16,705
90,000	2.000%, 2/24/2037[c,d]	14,838
130,000	2.000%, 2/24/2038[c,d]	21,371
130,000	2.000%, 2/24/2039[c,d]	21,667
150,000	2.000%, 2/24/2040[c,d]	24,556
140,000	2.000%, 2/24/2041[c,d]	22,853
190,000	2.000%, 2/24/2042[c,d]	31,095

	Total	244,069

Guatemala (0.1%)
	Guatemala Government International Bond
390,000	5.750%, 6/6/2022[e]	420,420

	Total	420,420

Hong Kong (<0.1%)
	Zijin International Finance Company, Ltd.
100,000	4.250%, 6/30/2016	104,233

	Total	104,233

Hungary (0.1%)
	Hungary Government International Bond
100,000	3.500%, 7/18/2016[c]	110,779
190,000	4.375%, 7/4/2017[c]	209,919
31,000	3.875%, 2/24/2020[c]	31,183

	Total	351,881

Iceland (0.1%)
	Iceland Government International Bond
200,000	4.875%, 6/16/2016[e]	201,570
360,000	4.875%, 6/16/2016	362,827
110,000	5.875%, 5/11/2022[e]	112,258

	Total	676,655

Indonesia (1.4%)
	Berau Coal Energy Tbk PT
200,000	7.250%, 3/13/2017[e]	202,240
	Indonesia Government International Bond
100,000	6.750%, 3/10/2014	107,125
2,280,000	11.625%, 3/4/2019	3,459,899
100,000	5.875%, 3/13/2020	119,250
1,010,000	4.875%, 5/5/2021	1,146,350
200,000	4.875%, 5/5/2021[e]	227,000
360,000	3.750%, 4/25/2022	377,100
420,000	3.750%, 4/25/2022[e]	439,950
290,000	8.500%, 10/12/2035	451,675
470,000	7.750%, 1/17/2038	693,250
310,000	5.250%, 1/17/2042	350,300
590,000	5.250%, 1/17/2042[e]	665,225
	Perusahaan Penerbit SBSN
270,000	4.000%, 11/21/2018[e]	278,438

	Total	8,517,802

Principal Amount	Long-Term Fixed Income (9.7%)	Value

Iraq (0.1%)
	Iraq Government International Bond
$500,000	5.800%, 1/15/2028	$436,250

	Total	436,250

Ireland (0.1%)
	MTS International Funding, Ltd.
320,000	8.625%, 6/22/2020	371,488
	Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC
170,000	9.125%, 4/30/2018	185,725

	Total	557,213

Ivory Coast (0.4%)
	Ivory Coast Government International Bond
2,454,000	2.500%, 12/31/2032	1,907,984

	Total	1,907,984

Kazakhstan (0.2%)
	Kazatomprom Natsionalnaya Atomnaya Kompaniya AO
100,000	6.250%, 5/20/2015	107,750
	KazMunaiGaz Finance Sub BV
290,000	7.000%, 5/5/2020	340,751
	KazMunayGas National Company
240,000	11.750%, 1/23/2015	290,719
260,000	6.375%, 4/9/2021	301,480
200,000	6.375%, 4/9/2021[e]	231,908

	Total	1,272,608

Luxembourg (0.4%)
	Gazprom OAO Via Gaz Capital SA
598,000	9.250%, 4/23/2019	774,207
200,000	5.999%, 1/23/2021	223,586
200,000	5.999%, 1/23/2021[e]	223,586
720,000	4.950%, 7/19/2022[e]	748,080
	Gazprom Via Gazprom International, Ltd.
62,057	7.201%, 2/1/2020	68,883
	TNK-BP Finance SA
490,000	7.875%, 3/13/2018	580,650
220,000	7.250%, 2/2/2020	258,709

	Total	2,877,701

Mexico (0.5%)
	America Movil SAB de CV
210,000	3.125%, 7/16/2022	216,075
	Corporacion GEO SAB de CV
200,000	8.875%, 3/27/2022[e]	208,000
	Mexico Government International Bond
20,000	5.875%, 1/15/2014	21,310
10,000	6.625%, 3/3/2015	11,335
40,000	5.625%, 1/15/2017	46,940
190,000	3.625%, 3/15/2022	209,475
250,000	6.750%, 9/27/2034	362,500
60,000	6.050%, 1/11/2040	83,010
990,000	4.750%, 3/8/2044	1,143,450
60,000	5.750%, 10/12/2110	75,000
	Pemex Project Funding Master Trust
590,000	6.625%, 6/15/2035	756,646

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
60

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (9.7%)	Value
Mexico (0.5%) - continued
	Petroleos Mexicanos
$30,000	8.000%, 5/3/2019	$39,150
200,000	5.500%, 1/21/2021	233,000
50,000	6.500%, 6/2/2041	63,250

	Total	3,469,141

Netherlands (<0.1%)
	Kazakhstan Temir Zholy Finance BV
200,000	6.950%, 7/10/2042[e]	221,000
	VimpelCom Holdings BV
200,000	7.504%, 3/1/2022[e]	195,000

	Total	416,000

Nigeria (0.1%)
	Nigeria Government International Bond
460,000	6.750%, 1/28/2021	501,400

	Total	501,400

Pakistan (<0.1%)
	Pakistan Government International Bond
200,000	6.875%, 6/1/2017	159,000
120,000	7.875%, 3/31/2036	77,400

	Total	236,400

Panama (0.1%)
	Panama Government International Bond
527,000	8.875%, 9/30/2027	848,470
190,000	9.375%, 4/1/2029	321,100

	Total	1,169,570

Peru (0.3%)
	Corporacion Azucarera del Peru SA
180,000	6.375%, 8/2/2022[e]	184,050
	Corporacion Financiera de Desarrollo SA
200,000	4.750%, 2/8/2022[e]	217,000
	Corporacion Lindley SA
90,000	6.750%, 11/23/2021[e]	99,900
	Peru Government International Bond
200,000	5.625%, 11/18/2050	263,500
260,000	7.350%, 7/21/2025	379,600
445,000	8.750%, 11/21/2033	773,188
	Volcan Cia Minera SAA
20,000	5.375%, 2/2/2022	21,550
70,000	5.375%, 2/2/2022[e]	75,425

	Total	2,014,213

Philippines (0.6%)
	Energy Development Corporation
200,000	6.500%, 1/20/2021	214,929
	Philippines Government International Bond
860,000	7.500%, 9/25/2024	1,199,700
50,000	9.500%, 10/21/2024	80,000
730,000	5.500%, 3/30/2026	903,375
284,000	9.500%, 2/2/2030	483,865

Principal Amount	Long-Term Fixed Income (9.7%)	Value
Philippines (0.6%) - continued
$752,000	6.375%, 10/23/2034	$1,022,720

	Total	3,904,589

Qatar (<0.1%)
	Ras Laffan Liquefied Natural Gas Company, Ltd. II
251,940	5.298%, 9/30/2020	281,543

	Total	281,543

Romania (0.1%)
	Romania Government International Bond
360,000	6.750%, 2/7/2022[e]	380,700

	Total	380,700

Russia (0.5%)
	Russia Government International Bond
100,000	5.000%, 4/29/2020	113,875
1,400,000	4.500%, 4/4/2022[e]	1,536,500
978,075	7.500%, 3/31/2030	1,214,084
200,000	5.625%, 4/4/2042[e]	237,000

	Total	3,101,459

Serbia (<0.1%)
	Serbia Government International Bond
125,000	6.750%, 11/1/2024[d]	118,750

	Total	118,750

South Africa (0.1%)
	Peermont Global Proprietary, Ltd.
280,000	7.750%, 4/30/2014[c]	322,136
	Transnet SOC, Ltd.
330,000	4.000%, 7/26/2022[e]	329,175

	Total	651,311

South Korea (0.1%)
	South Korea Government International Bond
453,000	7.125%, 4/16/2019	583,475

	Total	583,475

Sri Lanka (<0.1%)
	Sri Lanka Government International Bond
220,000	6.250%, 7/27/2021[e]	227,173

	Total	227,173

Supranational (0.1%)
	Corporacion Andina de Fomento
599,000	3.750%, 1/15/2016	625,676
334,000	4.375%, 6/15/2022	361,383

	Total	987,059

Turkey (0.8%)
	Export Credit Bank of Turkey
270,000	5.375%, 11/4/2016[e]	286,200
	Turkey Government International Bond
1,670,000	6.750%, 4/3/2018	1,966,425
422,000	5.625%, 3/30/2021	477,915

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
61

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (9.7%)	Value
Turkey (0.8%) - continued
$1,110,000	6.250%, 9/26/2022	$1,325,063
140,000	7.375%, 2/5/2025	183,400
50,000	7.250%, 3/5/2038	66,719
	Turkiye Halk Bankasi AS
200,000	4.875%, 7/19/2017[e]	201,000

	Total	4,506,722

Ukraine (<0.1%)
	Ukraine Government International Bond
100,000	8.375%, 11/3/2017	85,500

	Total	85,500

United Arab Emirates (<0.1%)
	Dolphin Energy, Ltd.
192,096	5.888%, 6/15/2019	215,148
210,000	5.500%, 12/15/2021	235,200

	Total	450,348

United States (0.2%)
	HSBC Bank USA NA/New York
996,000	Zero Coupon, 1/4/2013[g,i]	471,721
600,000	6.000%, 8/15/2040[g,j]	798,278

	Total	1,269,999

Uruguay (0.1%)
	Uruguay Government International Bond
542,000	7.625%, 3/21/2036	834,680

	Total	834,680

Venezuela (0.7%)
	Petroleos de Venezuela SA
778,400	5.250%, 4/12/2017	565,352
260,000	9.000%, 11/17/2021	193,700
300,000	5.375%, 4/12/2027	175,500
10,000	5.500%, 4/12/2037	5,763
	Venezuela Government International Bond
960,000	7.750%, 10/13/2019	763,199
630,000	9.000%, 5/7/2023	491,400
640,000	8.250%, 10/13/2024	476,800
190,000	7.650%, 4/21/2025	135,660
10,000	11.750%, 10/21/2026	9,188
40,000	9.250%, 5/7/2028	31,300
1,830,000	11.950%, 8/5/2031	1,704,188

	Total	4,552,050

Virgin Islands, British (0.1%)
	Central American Bottling Corporation
50,000	6.750%, 2/9/2022[e]	53,250
	Sinochem Overseas Capital Company, Ltd.
70,000	6.300%, 11/12/2040[e]	79,406
100,000	6.300%, 11/12/2040	113,438

Principal Amount	Long-Term Fixed Income (9.7%)	Value
Virgin Islands, British (0.1%) - continued
	Talent Yield Investments, Ltd.
$260,000	4.500%, 4/25/2022[e]	$275,323

	Total	521,417

	Total Long-Term Fixed Income (cost $59,827,080)	64,732,156

Shares	Collateral Held for Securities Loaned (0.2%)	Value
1,273,954	Thrivent Financial Securities Lending Trust	1,273,954

	Total Collateral Held for Securities Loaned (cost $1,273,954)	1,273,954

Principal Amount	Short-Term Investments (2.0%)[k]	Value
	Federal Home Loan Bank Discount Notes
5,000,000	0.100%, 8/3/2012[l]	4,999,973
	Federal Home Loan Mortgage Corporation Discount Notes
200,000	0.160%, 12/17/2012[l,m]	199,877
	Liberty Street Funding, LLC
5,000,000	0.120%, 8/1/2012[l]	5,000,000
	Variable Funding Capital Company, LLC
3,390,000	0.180%, 8/1/2012[l]	3,390,000

	Total Short-Term Investments (at amortized cost)	13,589,850

	Total Investments (cost $677,459,747) 99.0%	$661,865,842

	Other Assets and Liabilities, Net 1.0%	6,423,055

	Total Net Assets 100.0%	$668,288,897

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	Principal amount is displayed in Euros.
d	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 31, 2012.
e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2012, the value of these investments was $10,763,974 or 1.6% of total net assets.
f	Defaulted security. Interest is not being accrued.
g	Security is fair valued.
h	Principal amount is displayed in Chinese Yuan.
i	Principal amount is displayed in Brazilian Real.
j	Principal amount is displayed in Brazilian Real. Security is linked to Brazilian Government Bonds due August 15, 2040.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
62

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2012

(unaudited)

m	At July 31, 2012, $199,877 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$61,157,436
Gross unrealized depreciation	(76,751,341)

Net unrealized appreciation (depreciation)	($15,593,905)

Cost for federal income tax purposes	$677,459,747

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2012, in valuing Partner Worldwide Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	87,912,255	–	87,912,255	–
Consumer Staples	57,063,963	3,331,380	53,732,583	–
Energy	60,453,328	13,811,650	46,641,678	–
Financials	102,131,610	11,771,533	90,360,077	–
Health Care	51,288,491	4,041,976	47,246,515	–
Industrials	92,361,719	2,925,746	89,435,973	–
Information Technology	39,876,512	2,435,355	37,441,157	–
Materials	63,204,574	3,439,620	59,764,954	–
Telecommunications Services	23,104,312	3,526,433	19,577,879	–
Utilities	4,873,118	–	4,873,118	–
Long-Term Fixed Income
Basic Materials	2,378,280	–	2,378,280	–
Capital Goods	208,000	–	208,000	–
Communications Services	968,288	–	968,288	–
Consumer Cyclical	452,395	–	452,395	–
Consumer Non-Cyclical	321,160	–	321,150	10
Energy	5,967,880	–	5,967,880	–
Financials	3,094,048	–	1,824,049	1,269,999
Foreign	970,862	–	970,862	–
Foreign Government	45,875,198	–	45,875,198	–
Industrials Other	184,050	–	184,050	–
Transportation	550,175	–	550,175	–
U.S. Government and Agencies	756,646	–	756,646	–
Utilities	3,005,174	–	3,005,174	–
Collateral Held for Securities Loaned	1,273,954	1,273,954	–	–
Short-Term Investments	13,589,850	–	13,589,850	–
Total	$661,865,842	$46,557,647	$614,038,186	$1,270,009

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
63

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	75,857	75,857	–	–
Foreign Currency Forward Contracts	226,101	–	226,101	–
Total Asset Derivatives	$301,958	$75,857	$226,101	$–

Liability Derivatives
Futures Contracts	39,711	39,711	–	–
Foreign Currency Forward Contracts	109,917	–	109,917	–
Total Liability Derivatives	$149,628	$39,711	$109,917	$–

The significant unobservable input used in the fair value measurement of the Long-Term Fixed Income Consumer Non-Cyclical Level 3 security is the lack of marketability. A significant increase or decrease in the input in isolation would result in a significantly lower or higher fair value measurement.

The significant unobservable inputs used in the fair value measurement of the Long-Term Fixed Income Financials Level 3 securities are the lack of marketability and the volatility of the benchmark securities. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

There were no significant transfers between the Levels during the period ended July 31, 2012. Transfers between the levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	16	September 2012	$3,529,107	$3,529,750	$643
5-Yr. U.S. Treasury Bond Futures	32	September 2012	3,964,865	3,993,000	28,135
10-Yr. U.S. Treasury Bond Futures	26	September 2012	3,484,180	3,501,063	16,883
20-Yr. U.S. Treasury Bond Futures	5	September 2012	757,995	755,156	(2,839)
90 Day Euro$ Futures	(12)	September 2015	(2,942,211)	(2,973,751)	(31,540)
90 Day Euro$ Futures	12	September 2014	2,964,085	2,983,650	19,565
Mini MSCI EAFE Index Futures	26	September 2012	1,841,349	1,851,980	10,631
Ultra Long Term U.S Treasury Bond
Futures	(1)	September 2012	(167,168)	(172,500)	(5,332)
Total Futures Contracts					$36,146

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
64

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Brazilian Real	DB	185,231	8/20/2012	$91,000	$90,061	($939)
Brazilian Real	CSFB	186,576	8/27/2012	92,000	90,599	(1,401)
Brazilian Real	BB	371,490	8/30/2012	183,000	180,291	(2,709)
Brazilian Real	UBS	381,178	9/4/2012	185,000	186,013	1,013
Chinese Yuan	BOA	1,103,725	9/4/2012	175,000	173,017	(1,983)
Chinese Yuan	DB	2,941,390	9/4/2012	468,002	461,082	(6,920)
Chinese Yuan	HSBC	2,360,415	2/4/2013	370,000	370,977	977
Euro	BB	298,000	9/19/2012	363,957	366,830	2,873
Euro	CITI	299,000	9/19/2012	366,141	368,061	1,920
Euro	CSFB	151,000	9/19/2012	183,330	185,877	2,547
Euro	MSC	75,000	9/19/2012	91,897	92,323	426
Euro	BIO	868,081	8/1/2012	1,068,973	1,068,144	(829)
Euro	SSB	34,065	8/1/2012 - 8/2/2012	41,812	41,916	104
Euro	JPM	225,000	9/19/2012	274,182	276,969	2,787
Indonesian Rupiah	SSB	907,287,101	8/1/2012 - 8/2/2012	95,728	95,857	129
Israeli Shekel	CITI	337,195	9/19/2012	87,000	84,493	(2,507)
Israeli Shekel	DB	1,040,058	9/19/2012	264,907	260,614	(4,293)
Malaysian Ringgit	DB	580,796	8/23/2012	184,000	185,292	1,292
Mexican Peso	BB	6,761,655	9/19/2012	486,945	506,105	19,160
Mexican Peso	RBC	7,559,579	9/19/2012	535,893	565,830	29,937
Mexican Peso	SSB	5,102,718	9/19/2012	363,000	381,935	18,935
Mexican Peso	DB	11,684,581	9/19/2012 - 9/26/2012	851,167	874,108	22,941
Mexican Peso	HSBC	3,890,645	9/19/2012	286,177	291,212	5,035
Mexican Peso	UBS	1,525,262	9/19/2012	110,420	114,165	3,745
Russian Ruble	JPM	5,587,166	8/27/2012	171,976	172,747	771
Russian Ruble	DB	17,507,141	8/2/2012 - 8/27/2012	532,314	541,984	9,670
Russian Ruble	UBS	11,843,491	8/6/2012 - 8/20/2012	364,000	366,815	2,815
Russian Ruble	BB	5,826,840	8/2/2012	177,000	180,847	3,847
Russian Ruble	CSFB	11,896,063	8/20/2012 - 8/27/2012	369,000	368,075	(925)
Russian Ruble	CITI	14,630,220	8/6/2012 - 8/20/2012	450,000	453,611	3,611
South African Rand	BB	5,320,054	9/19/2012	637,120	639,100	1,980
Swiss Franc	SSB	296,192	8/2/2012 - 8/6/2012	303,235	303,383	148
Turkish Lira	CITI	504,117	9/19/2012	276,000	278,777	2,777
Turkish Lira	RBS	1,336,264	9/19/2012	730,000	738,954	8,954
Total Purchases				$11,230,176	$11,356,064	$125,888

Sales
Australian Dollar	BIO	634,599	8/1/2012	$662,267	$666,875	($4,608)
Brazilian Real	RBC	188,876	8/27/2012	92,000	91,715	285
Brazilian Real	CITI	2,468,152	10/11/2012	1,199,295	1,189,722	9,573
British Pound	BIO	19,196	8/1/2012	30,188	30,098	90
Chinese Yuan	DB	4,525,931	9/4/2012	714,083	709,469	4,614
Chinese Yuan	RBS	2,221,128	9/4/2012	351,000	348,176	2,824
Euro	CITI	1,306,241	9/19/2012	1,633,521	1,607,946	25,575
Euro	DB	363,000	9/19/2012	450,521	446,843	3,678
Euro	SSB	159,011	8/1/2012 - 8/2/2012	195,055	195,658	(603)
Euro	JPM	1,918,335	8/30/2012 - 9/19/2012	2,340,560	2,360,760	(20,200)
Euro	RBC	215,000	9/19/2012	266,620	264,659	1,961
Euro	BB	140,000	9/19/2012	177,570	172,336	5,234
Euro	UBS	14,586	9/19/2012	18,420	17,955	465
Euro	HSBC	320,331	9/19/2012	398,407	394,319	4,088
Israeli Shekel	BB	372,646	9/19/2012	92,000	93,376	(1,376)
Israeli Shekel	JPM	1,016,100	9/19/2012	261,000	254,611	6,389
Mexican Peso	CITI	1,236,972	9/19/2012	88,000	92,587	(4,587)
Mexican Peso	BB	796,589	9/19/2012	59,200	59,624	(424)
Mexican Peso	SSB	7,419,097	9/19/2012	549,000	555,315	(6,315)
Mexican Peso	HSBC	2,228,651	9/19/2012	162,200	166,813	(4,613)
Mexican Peso	DB	1,592,680	9/19/2012	118,399	119,211	(812)
Mexican Peso	JPM	2,428,282	9/19/2012	183,000	181,755	1,245
Russian Ruble	JPM	5,587,166	8/2/2012	172,710	173,408	(698)
Russian Ruble	CITI	12,140,100	8/27/2012	369,000	375,355	(6,355)
Russian Ruble	UBS	12,149,109	8/2/2012 - 8/27/2012	368,000	376,349	(8,349)
Singapore Dollar	SSB	182,075	8/1/2012 - 8/3/2012	145,980	146,316	(336)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
65

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
South African Rand	BB	1,793,271	9/19/2012	$212,000	$215,427	($3,427)
South African Rand	DB	572,730	9/19/2012	68,000	68,802	(802)
South African Rand	RBS	743,311	9/19/2012	87,120	89,295	(2,175)
Swiss Franc	BIO	94,549	8/2/2012	96,873	96,844	29
Turkish Lira	RBS	1,176,895	9/19/2012	640,750	650,824	(10,074)
Total Sales				$12,202,739	$12,212,443	($9,704)

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						$116,184

Counterparty
BOA	-	Bank of America
BB	-	Barclays Bank
BIO	-	Brown Brothers Harriman
CITI	-	Citibank
CSFB	-	CS First Boston Corporation
DB	-	Deutsche Bank
HSBC	-	HSBC Securities, Inc.
JPM	-	J.P. Morgan
MSC	-	Morgan Stanley & Company
RBC	-	The Royal Bank of Canada
RBS	-	The Royal Bank of Scotland
SSB	-	State Street Bank
UBS	-	UBS Securities, Ltd.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Worldwide Allocation Fund, is as follows:

Fund	Value October 31, 2011	Gross Purchases	Gross Sales	Shares Held at July 31, 2012	Value July 31, 2012	Income Earned November 1, 2011 - July 31, 2012
Thrivent Financial Securities Lending Trust	$–	$3,283,491	$2,009,537	1,273,954	$1,273,954	$8,915
Total Value and Income Earned	–				1,273,954	8,915

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
66

Large Cap Growth Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Shares	Common Stock (94.2%)	Value

Consumer Discretionary (16.0%)
41,241	Amazon.com, Inc.[a]	$9,621,525
12,900	AutoZone, Inc.[a]	4,840,467
299,400	Comcast Corporation	9,745,470
221,600	Home Depot, Inc.	11,563,088
245,700	Las Vegas Sands Corporation	8,948,394
71,300	NIKE, Inc.	6,655,855
125,100	Sally Beauty Holdings, Inc.[a]	3,305,142

	Total	54,679,941

Consumer Staples (8.5%)
394,400	Altria Group, Inc.	14,186,568
93,510	Anheuser-Busch InBev NV ADR	7,407,862
69,497	British American Tobacco plc ADR	7,367,377

	Total	28,961,807

Energy (7.7%)
43,871	Apache Corporation	3,778,171
107,000	Consol Energy, Inc.	3,100,860
53,600	EOG Resources, Inc.	5,253,336
117,300	Schlumberger, Ltd.	8,358,798
478,200	Weatherford International, Ltd.[a]	5,762,310

	Total	26,253,475

Financials (7.1%)
86,900	Ameriprise Financial, Inc.	4,494,468
177,500	Citigroup, Inc.	4,815,575
80,500	CME Group, Inc.	4,194,855
87,039	J.P. Morgan Chase & Company	3,133,404
221,600	Wells Fargo & Company	7,492,296

	Total	24,130,598

Health Care (10.7%)
102,200	Baxter International, Inc.	5,979,722
60,600	Biogen Idec, Inc.[a]	8,837,298
111,200	Covidien plc	6,213,856
67,500	Shire Pharmaceuticals Group plc ADR	5,817,150
189,900	UnitedHealth Group, Inc.	9,701,991

	Total	36,550,017

Industrials (9.8%)
139,200	Boeing Company	10,288,272
149,200	Dover Corporation	8,126,924
91,100	Parker Hannifin Corporation	7,317,152
142,000	Tyco International, Ltd.	7,801,480

	Total	33,533,828

Information Technology (32.3%)
57,752	Apple, Inc.[a]	35,272,612
88,700	Citrix Systems, Inc.[a]	6,446,716
148,998	Cognizant Technology Solutions Corporation[a]	8,458,616
210,650	eBay, Inc.[a]	9,331,795
20,953	Google, Inc.[a]	13,262,620
89,600	NetApp, Inc.[a]	2,927,232
361,014	Oracle Corporation	10,902,623
195,550	QUALCOMM, Inc.	11,670,424
85,700	Teradata Corporation[a]	5,795,034
227,300	Texas Instruments, Inc.	6,191,652

	Total	110,259,324

Shares	Common Stock (94.2%)	Value

Materials (2.1%)
210,894	Freeport-McMoRan Copper & Gold, Inc.	$7,100,801

	Total	7,100,801

	Total Common Stock (cost $304,062,589)	321,469,791

Principal Amount	Short-Term Investments (4.7%)[b]	Value

	Federal Home Loan Bank Discount Notes
5,000,000	0.095%, 8/15/2012[c]	4,999,815
11,000,000	0.093%, 8/17/2012[c]	10,999,545

	Total Short-Term Investments (at amortized cost)	15,999,360

	Total Investments (cost $320,061,949) 98.9%	$337,469,151

	Other Assets and Liabilities, Net 1.1%	3,591,301

	Total Net Assets 100.0%	$341,060,452

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
c	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$37,312,136
Gross unrealized depreciation	(19,904,934)

Net unrealized appreciation (depreciation)	$17,407,202

Cost for federal income tax purposes	$320,061,949

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
67

Large Cap Growth Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2012, in valuing Large Cap Growth Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	54,679,941	54,679,941	–	–
Consumer Staples	28,961,807	28,961,807	–	–
Energy	26,253,475	26,253,475	–	–
Financials	24,130,598	24,130,598	–	–
Health Care	36,550,017	36,550,017	–	–
Industrials	33,533,828	33,533,828	–	–
Information Technology	110,259,324	110,259,324	–	–
Materials	7,100,801	7,100,801	–	–
Short-Term Investments	15,999,360	–	15,999,360	–

Total	$337,469,151	$321,469,791	$15,999,360	$–

There were no significant transfers between the Levels during the period ended July 31, 2012. Transfers between the levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Growth Fund, is as follows:

Fund	Value October 31, 2011	Gross Purchases	Gross Sales	Shares Held at July 31, 2012	Value July 31, 2012	Income Earned November 1, 2011 - July 31, 2012
Thrivent Financial Securities Lending Trust	$–	$6,069,075	$6,069,075	–	$–	$4,608
Total Value and Income Earned	–				–	4,608

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
68

Large Cap Value Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Shares	Common Stock (97.9%)	Value

Consumer Discretionary (9.4%)
79,226	Carnival Corporation	$2,636,641
108,230	CBS Corporation	3,621,376
280,074	Delphi Automotive plc[a]	7,951,301
52,850	Harley-Davidson, Inc.	2,284,705
484,421	Lowe’s Companies, Inc.	12,289,761
571,140	News Corporation	13,244,737
111,970	Time Warner Cable, Inc.	9,509,612

	Total	51,538,133

Consumer Staples (10.2%)
275,510	Archer-Daniels-Midland Company	7,188,056
142,790	CVS Caremark Corporation	6,461,248
97,503	Diageo plc ADR	10,423,071
70,200	Kimberly-Clark Corporation	6,101,082
322,476	Kraft Foods, Inc.	12,805,522
78,927	Philip Morris International, Inc.	7,217,085
161,133	Unilever NV ADR	5,583,258

	Total	55,779,322

Energy (11.7%)
322,693	BP plc ADR	12,875,451
91,909	Chevron Corporation	10,071,388
15,287	ConocoPhillips	832,224
113,427	EOG Resources, Inc.	11,116,980
166,860	EQT Corporation	9,410,904
134,050	Occidental Petroleum Corporation	11,666,372
60,600	Schlumberger, Ltd.	4,318,356
136,420	Valero Energy Corporation	3,751,550

	Total	64,043,225

Financials (20.8%)
115,077	ACE, Ltd.	8,458,159
78,390	Capital One Financial Corporation	4,428,251
432,650	Charles Schwab Corporation	5,464,370
188,240	Citigroup, Inc.	5,106,951
99,860	Goldman Sachs Group, Inc.	10,075,874
421,643	J.P. Morgan Chase & Company	15,179,148
519,480	KKR & Company, LP	7,267,525
82,675	Marsh & McLennan Companies, Inc.	2,745,637
447,270	MetLife, Inc.	13,762,498
283,820	State Street Corporation	11,460,652
451,630	SunTrust Banks, Inc.	10,681,050
93,683	SVB Financial Group[a]	5,415,814
423,345	Wells Fargo & Company	14,313,294

	Total	114,359,223

Health Care (17.1%)
163,230	Baxter International, Inc.	9,550,587
198,376	Covidien plc	11,085,251
275,542	Johnson & Johnson	19,073,017
378,740	Merck & Company, Inc.	16,728,946
770,680	Pfizer, Inc.	18,527,147
272,460	Sanofi ADR	11,072,774
147,473	UnitedHealth Group, Inc.	7,534,396

	Total	93,572,118

Industrials (11.3%)
59,420	FedEx Corporation	5,365,626
277,742	General Electric Company	5,763,147
128,826	Honeywell International, Inc.	7,478,349

Shares	Common Stock (97.9%)	Value

Industrials (11.3%) - continued
255,940	Jacobs Engineering Group, Inc.[a]	$9,871,606
77,730	Norfolk Southern Corporation	5,755,906
89,000	Parker Hannifin Corporation	7,148,480
56,850	SPX Corporation	3,451,932
232,072	United Technologies Corporation	17,275,440

	Total	62,110,486

Information Technology (10.2%)
318,721	Microsoft Corporation	9,392,708
229,790	NetApp, Inc.[a]	7,507,239
687,283	Oracle Corporation	20,755,947
430,480	Texas Instruments, Inc.	11,726,275
200,913	Xilinx, Inc.	6,509,581

	Total	55,891,750

Materials (1.6%)
73,860	LyondellBasell Industries NV	3,288,986
76,341	Sigma-Aldrich Corporation	5,282,797

	Total	8,571,783

Telecommunications Services (1.8%)
221,509	Verizon Communications, Inc.	9,998,916

	Total	9,998,916

Utilities (3.8%)
437,840	NiSource, Inc.	11,204,326
257,800	Utilities Select Sector SPDR Fund	9,775,776

	Total	20,980,102

	Total Common Stock (cost $497,375,961)	536,845,058

Principal Amount	Short-Term Investments (1.7%)[b]	Value

	Federal Home Loan Bank Discount Notes
5,000,000	0.085%, 8/10/2012[c]	4,999,894
4,000,000	0.100%, 8/17/2012[c]	3,999,822

	Total Short-Term Investments (at amortized cost)	8,999,716

	Total Investments (cost $506,375,677) 99.6%	$545,844,774

	Other Assets and Liabilities, Net 0.4%	2,286,423

	Total Net Assets 100.0%	$548,131,197

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
c	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
69

Large Cap Value Fund

Schedule of Investments as of July 31, 2012

(unaudited)

     Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$55,280,306
Gross unrealized depreciation	(15,811,209)

Net unrealized appreciation (depreciation)	$39,469,097

Cost for federal income tax purposes	$506,375,677

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2012, in valuing Large Cap Value Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	51,538,133	51,538,133	–	–
Consumer Staples	55,779,322	55,779,322	–	–
Energy	64,043,225	64,043,225	–	–
Financials	114,359,223	114,359,223	–	–
Health Care	93,572,118	93,572,118	–	–
Industrials	62,110,486	62,110,486	–	–
Information Technology	55,891,750	55,891,750	–	–
Materials	8,571,783	8,571,783	–	–
Telecommunications Services	9,998,916	9,998,916	–	–
Utilities	20,980,102	20,980,102	–	–
Short-Term Investments	8,999,716	–	8,999,716	–

Total	$545,844,774	$536,845,058	$8,999,716	$–

There were no significant transfers between the Levels during the period ended July 31, 2012. Transfers between the levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Value Fund, is as follows:

Fund	Value October 31, 2011	Gross Purchases	Gross Sales	Shares Held at July 31, 2012	Value July 31, 2012	Income Earned November 1, 2011 - July 31, 2012
Thrivent Financial Securities Lending Trust	$11,556,500	$57,295,650	$68,852,150	–	$–	$8,620
Total Value and Income Earned	11,556,500				–	8,620

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
70

Large Cap Stock Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Shares	Common Stock (89.9%)	Value
Consumer Discretionary (11.3%)
67,300	Amazon.com, Inc.[a]	$15,701,090
57,400	AutoZone, Inc.[a]	21,538,202
897,500	Comcast Corporation	29,213,625
735,100	Home Depot, Inc.	38,357,518
557,730	Las Vegas Sands Corporation	20,312,526
451,900	Sally Beauty Holdings, Inc.[a]	11,939,198
417,790	Time Warner Cable, Inc.	35,482,905

	Total	172,545,064

Consumer Staples (12.1%)
1,951,900	Altria Group, Inc.	70,209,843
325,358	Anheuser-Busch InBev NV ADR[b]	25,774,861
1,481,967	Kraft Foods, Inc.	58,848,910
329,869	Philip Morris International, Inc.	30,163,221

	Total	184,996,835

Energy (10.4%)
351,781	Apache Corporation	30,295,380
864,910	BP plc ADR	34,509,909
405,340	Chevron Corporation	44,417,157
85,787	ConocoPhillips	4,670,244
313,970	Schlumberger, Ltd.	22,373,502
1,900,800	Weatherford International, Ltd.[a]	22,904,640

	Total	159,170,832

Financials (11.5%)
1,703,750	Citigroup, Inc.	46,222,738
1,715,574	J.P. Morgan Chase & Company	61,760,664
2,210,988	KKR & Company, LPb	30,931,722
1,118,450	Wells Fargo & Company	37,814,794

	Total	176,729,918

Health Care (13.2%)
203,860	Baxter International, Inc.	11,927,849
167,820	Covidien plc	9,377,782
994,920	Johnson & Johnson	68,868,362
1,016,070	Merck & Company, Inc.	44,879,812
777,613	Pfizer, Inc.	18,693,816
231,700	Shire Pharmaceuticals Group plc ADR	19,967,906
564,370	UnitedHealth Group, Inc.	28,833,663

	Total	202,549,190

Industrials (9.5%)
320,900	Boeing Company	23,717,719
250,300	Dover Corporation	13,633,841
179,420	Honeywell International, Inc.	10,415,331
413,680	Jacobs Engineering Group, Inc.[a]	15,955,638
224,850	Parker Hannifin Corporation	18,059,952
139,700	Tyco International, Ltd.	7,675,118
757,420	United Technologies Corporation	56,382,345

	Total	145,839,944

Information Technology (18.4%)
149,878	Apple, Inc.[a]	91,539,488
295,900	Citrix Systems, Inc.[a]	21,506,012
234,238	Cognizant Technology Solutions Corporation[a]	13,297,691
181,100	eBay, Inc.[a]	8,022,730
47,242	Google, Inc.[a]	29,902,769
613,700	NetApp, Inc.[a]	20,049,579
1,113,320	Oracle Corporation	33,622,264
303,950	QUALCOMM, Inc.	18,139,736

Shares	Common Stock (89.9%)	Value
Information Technology (18.4%) - continued
1,366,830	Texas Instruments, Inc.	$37,232,449
240,030	Xilinx, Inc.	7,776,972

	Total	281,089,690

Materials (1.7%)
774,085	Freeport-McMoRan Copper & Gold, Inc.	26,063,442

	Total	26,063,442

Utilities (1.8%)
1,053,180	NiSource, Inc.	26,950,876

	Total	26,950,876

	Total Common Stock (cost $1,237,383,349)	1,375,935,791

Shares	Collateral Held for Securities Loaned (0.6%)	Value
8,703,100	Thrivent Financial Securities Lending Trust	8,703,100

	Total Collateral Held for Securities Loaned (cost $8,703,100)	8,703,100

Principal Amount	Short-Term Investments (9.7%)[c]	Value
	Federal Home Loan Bank Discount Notes
3,400,000	0.030%, 8/2/2012[d,e]	3,399,994
25,000,000	0.040%, 8/3/2012[d]	24,999,917
5,000,000	0.090%, 8/8/2012[d]	4,999,903
3,000,000	0.100%, 8/10/2012[d]	2,999,914
10,000,000	0.095%, 8/15/2012[d]	9,999,631
28,920,000	0.095%, 8/17/2012[d,e]	28,918,777
10,000,000	0.105%, 8/22/2012[d]	9,999,387
16,811,000	0.080%, 8/24/2012[d]	16,810,141
10,000,000	0.100%, 8/29/2012[d]	9,999,222
11,500,000	0.110%, 9/17/2012[d]	11,498,348
	Federal National Mortgage
	Association Discount Notes
10,000,000	0.050%, 8/1/2012[d]	10,000,000
	Praxair, Inc.
15,000,000	0.120%, 8/27/2012	14,998,700

	Total Short-Term Investments (at amortized cost)	148,623,934

	Total Investments (cost $1,394,710,383) 100.2%	$1,533,262,825

	Other Assets and Liabilities, Net (0.2%)	(2,982,158)

	Total Net Assets 100.0%	$1,530,280,667

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
e	At July 31, 2012, $5,999,763 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
71

Large Cap Stock Fund

Schedule of Investments as of July 31, 2012

(unaudited)

     Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$174,314,561
Gross unrealized depreciation	(35,762,119)

Net unrealized appreciation (depreciation)	$138,552,442

Cost for federal income tax purposes	$1,394,710,383

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2012, in valuing Large Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	172,545,064	172,545,064	–	–
Consumer Staples	184,996,835	184,996,835	–	–
Energy	159,170,832	159,170,832	–	–
Financials	176,729,918	176,729,918	–	–
Health Care	202,549,190	202,549,190	–	–
Industrials	145,839,944	145,839,944	–	–
Information Technology	281,089,690	281,089,690	–	–
Materials	26,063,442	26,063,442	–	–
Utilities	26,950,876	26,950,876	–	–
Collateral Held for Securities Loaned	8,703,100	8,703,100	–	–
Short-Term Investments	148,623,934	–	148,623,934	–

Total	$1,533,262,825	$1,384,638,891	$148,623,934	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,978,623	1,978,623	–	–

Total Asset Derivatives	$1,978,623	$1,978,623	$–	$–

There were no significant transfers between the Levels during the period ended July 31, 2012. Transfers between the levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Futures	275	September 2012	$92,525,127	$94,503,750	$1,978,623
Total Futures Contracts					$1,978,623

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
72

Large Cap Stock Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Stock Fund, is as follows:

Fund	Value October 31, 2011	Gross Purchases	Gross Sales	Shares Held at July 31, 2012	Value July 31, 2012	Income Earned November 1, 2011 - July 31, 2012
Thrivent Financial Securities Lending Trust	$6,767,600	$191,836,001	$189,900,501	8,703,100	$8,703,100	$41,648
Total Value and Income Earned	6,767,600				8,703,100	41,648

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
73

Balanced Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Shares	Common Stock (64.6%)	Value

Consumer Discretionary (9.9%)
6,600	AutoZone, Inc.[a]	$2,476,518
81,768	Comcast Corporation	2,661,548
10,972	Dollar Tree, Inc.[a]	552,331
17,751	Foot Locker, Inc.	586,138
17,000	GNC Holdings, Inc.	655,010
46,700	Home Depot, Inc.	2,436,806
84,600	Las Vegas Sands Corporation	3,081,132
12,700	Life Time Fitness, Inc.[a]	576,707
26,400	NIKE, Inc.	2,464,440
13,200	Penn National Gaming, Inc.[a]	513,744
35,578	Pier 1 Imports, Inc.	586,681
26,800	Time Warner Cable, Inc.	2,276,124

	Total	18,867,179

Consumer Staples (5.4%)
103,044	Altria Group, Inc.	3,706,493
33,029	Anheuser-Busch InBev NV ADR	2,616,558
9,600	Beam, Inc.	603,648
24,536	British American Tobacco plc ADR	2,601,061
12,349	Ingredion, Inc.	641,160

	Total	10,168,920

Energy (6.2%)
21,411	Apache Corporation	1,843,915
45,136	BP plc ADR	1,800,927
20,200	EOG Resources, Inc.	1,979,802
20,200	Newfield Exploration Company[a]	616,706
8,666	Oil States International, Inc.[a]	630,018
49,973	Petroleum Geo-Services ASA	737,049
27,900	Schlumberger, Ltd.	1,988,154
182,200	Weatherford International, Ltd.[a]	2,195,510

	Total	11,792,081

Financials (10.8%)
36,100	Ameriprise Financial, Inc.	1,867,092
4,100	Boston Properties, Inc.	454,690
69,300	Citigroup, Inc.	1,880,109
9,700	Endurance Specialty Holdings, Ltd.	336,299
7,200	Equity Residential	455,832
11,600	HCC Insurance Holdings, Inc.	355,424
53,900	J.P. Morgan Chase & Company	1,940,400
139,300	KKR & Company, LP	1,948,807
22,681	Lazard, Ltd.	608,985
2,400	Macerich Company	140,184
33,205	Ocwen Financial Corporation[a]	656,131
36,699	Popular, Inc.[a]	553,054
38,694	Prudential Financial, Inc.	1,868,146
3,100	Public Storage, Inc.	461,745
2,900	Simon Property Group, Inc.	465,421
1,800	SL Green Realty Corporation	141,750
16,200	SPDR DJ Wilshire Real Estate ETF	1,203,012
29,100	Travelers Companies, Inc.	1,823,115
5,600	UDR, Inc.	149,016
19,300	Unum Group	364,577
7,200	Ventas, Inc.	484,200
55,900	Wells Fargo & Company	1,889,979
30,625	Zions Bancorporation	557,375

	Total	20,605,343

Health Care (7.6%)
16,900	Biogen Idec, Inc.[a]	2,464,527
18,100	BioMarin Pharmaceutical, Inc.[a]	711,149
42,762	Covidien plc	2,389,540

Shares	Common Stock (64.6%)	Value

Health Care (7.6%) - continued
19,300	Endo Pharmaceutical Holdings, Inc.[a]	$573,789
59,300	Sanofi ADR	2,409,952
23,200	Shire Pharmaceuticals Group plc ADR	1,999,376
39,288	UnitedHealth Group, Inc.	2,007,224
10,583	Varian Medical Systems, Inc.[a]	577,620
8,100	Waters Corporation[a]	627,588
9,348	Watson Pharmaceuticals, Inc.[a]	727,555

	Total	14,488,320

Industrials (7.9%)
23,200	Actuant Corporation	660,272
15,510	BE Aerospace, Inc.[a]	608,457
37,689	Boeing Company	2,785,594
22,900	Deluxe Corporation	648,528
35,000	Dover Corporation	1,906,450
22,088	EMCOR Group, Inc.	581,577
15,500	Expeditors International of Washington, Inc.	551,335
30,200	FedEx Corporation	2,727,060
17,834	Jacobs Engineering Group, Inc.[a]	687,857
16,188	Manpower, Inc.	575,969
25,709	Parker Hannifin Corporation	2,064,947
10,387	SPX Corporation	630,699
6,400	Stericycle, Inc.[a]	594,240

	Total	15,022,985

Information Technology (11.5%)
18,991	Akamai Technologies, Inc.[a]	668,103
6,569	Apple, Inc.[a]	4,012,082
91,988	Atmel Corporation[a]	539,050
18,700	Avnet, Inc.[a]	589,050
12,400	Check Point Software Technologies, Ltd.[a]	602,268
23,700	Citrix Systems, Inc.[a]	1,722,516
31,900	Cognizant Technology Solutions Corporation[a]	1,810,963
18,900	Informatica Corporation[a]	557,739
29,900	Jabil Circuit, Inc.	648,830
61,800	NetApp, Inc.[a]	2,019,006
48,700	NVIDIA Corporation[a]	659,398
125,718	Oracle Corporation	3,796,684
43,311	Teradyne, Inc.[a]	637,105
65,933	Texas Instruments, Inc.	1,796,015
56,171	Xilinx, Inc.	1,819,940

	Total	21,878,749

Materials (2.6%)
3,800	Airgas, Inc.	301,416
5,300	Albemarle Corporation	308,566
5,100	Ashland, Inc.	358,989
9,400	Crown Holdings, Inc.[a]	337,460
6,200	FMC Corporation	339,140
86,400	Materials Select Sector SPDR Fund	3,010,176
6,100	Reliance Steel & Aluminum Company	314,028

	Total	4,969,775

Utilities (2.7%)
44,426	Calpine Corporation[a]	759,241
16,858	Southwest Gas Corporation	752,878

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
74

Balanced Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Shares	Common Stock (64.6%)	Value

Utilities (2.7%) - continued
95,300	Utilities Select Sector SPDR Fund	$3,613,776

	Total	5,125,895

	Total Common Stock (cost $118,702,913)	122,919,247

Principal Amount	Long-Term Fixed Income (34.8%)	Value

Asset-Backed Securities (1.2%)
	Carrington Mortgage Loan Trust
150,000	0.396%, 8/25/2036[b]	51,141
	Conseco Financial Corporation
216,285	6.330%, 11/1/2029	230,044
	Countrywide Asset-Backed Certificates
100,000	5.859%, 10/25/2046	60,734
	First Horizon ABS Trust
384,638	0.376%, 10/25/2026[b,c]	285,143
	GMAC Mortgage Corporation Loan Trust
490,413	0.426%, 8/25/2035[b,c]	327,479
452,260	0.426%, 12/25/2036[b,c]	322,018
	Popular ABS Mortgage Pass- Through Trust
250,000	5.297%, 11/25/2035	149,877
	Renaissance Home Equity Loan Trust
364,286	5.608%, 5/25/2036	206,848
500,000	5.285%, 1/25/2037	252,341
	Wachovia Asset Securitization, Inc.
564,081	0.386%, 7/25/2037[b,c,d]	398,956

	Total	2,284,581

Basic Materials (0.3%)
	ArcelorMittal
150,000	6.125%, 6/1/2018	155,067
	Dow Chemical Company
200,000	4.250%, 11/15/2020	223,022
	Freeport-McMoRan Copper & Gold, Inc.
100,000	3.550%, 3/1/2022	100,951
	Gold Fields Orogen Holding BVI, Ltd.
200,000	4.875%, 10/7/2020[e]	195,196

	Total	674,236

Capital Goods (0.4%)
	John Deere Capital Corporation
150,000	0.638%, 6/16/2014[b]	150,281
	Republic Services, Inc.
100,000	5.000%, 3/1/2020	114,631
200,000	5.250%, 11/15/2021	238,182
	Textron, Inc.
100,000	7.250%, 10/1/2019	119,034
	United Technologies Corporation
100,000	0.967%, 6/1/2015[b]	101,152

	Total	723,280

Principal Amount	Long-Term Fixed Income (34.8%)	Value

Collateralized Mortgage Obligations (0.4%)
	Bear Stearns Mortgage Funding Trust
$110,447	0.526%, 8/25/2036[b]	$31,438
	HomeBanc Mortgage Trust
490,034	2.586%, 4/25/2037[b]	328,852
	J.P. Morgan Alternative Loan Trust
452,356	2.794%, 3/25/2036[b]	270,283
	Master Asset Securitization Trust
183,216	0.746%, 6/25/2036[b]	109,375

	Total	739,948

Commercial Mortgage-Backed Securities (2.5%)
	Bear Stearns Commercial Mortgage Securities, Inc.
167,414	5.613%, 6/11/2050	170,834
380,837	0.399%, 3/15/2022[b,e]	374,301
191,659	4.487%, 2/11/2041	193,604
	Citigroup/Deutsche Bank Commercial Mortgage
250,000	5.322%, 12/11/2049	280,425
	Commercial Mortgage Pass- Through Certificates
1,000,000	0.379%, 12/15/2020[b,e]	907,746
	Credit Suisse Mortgage Capital Certificates
604,590	0.419%, 10/15/2021[b,e]	580,925
	Government National Mortgage Association
536,496	3.214%, 1/16/2040	564,708
	GS Mortgage Securities Corporation II
1,000,000	1.260%, 3/6/2020[b,e]	987,611
	Morgan Stanley Capital I
200,000	3.224%, 7/15/2049	214,914
	Wachovia Bank Commercial Mortgage Trust
375,000	5.765%, 7/15/2045	428,746

	Total	4,703,814

Communications Services (0.9%)
	American Tower Corporation
200,000	5.050%, 9/1/2020	214,510
	CBS Corporation
200,000	8.875%, 5/15/2019	270,592
	CenturyLink, Inc.
125,000	5.800%, 3/15/2022	132,651
	Crown Castle Towers, LLC
200,000	4.883%, 8/15/2020[e]	219,788
	Discovery Communications, LLC
100,000	4.950%, 5/15/2042	110,853
	Frontier Communications Corporation
120,000	6.250%, 1/15/2013	122,400
	Qwest Communications International, Inc.
150,000	7.125%, 4/1/2018	159,563
	SBA Tower Trust
200,000	5.101%, 4/15/2017[e]	218,754
	Verizon Communications, Inc.
100,000	8.950%, 3/1/2039	172,753

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
75

Balanced Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (34.8%)	Value

Communications Services (0.9%) - continued
	Virgin Media Secured Finance plc
$100,000	5.250%, 1/15/2021	$113,959

	Total	1,735,823

Consumer Cyclical (0.3%)
	California Institute of Technology
150,000	4.700%, 11/1/2111	173,199
	Ford Motor Credit Company, LLC
200,000	3.984%, 6/15/2016[e]	206,412
100,000	5.000%, 5/15/2018	106,586
	Macy’s Retail Holdings, Inc.
100,000	7.450%, 7/15/2017	123,189

	Total	609,386

Consumer Non-Cyclical (1.4%)
	Altria Group, Inc.
200,000	9.700%, 11/10/2018	285,258
	AmerisourceBergen Corporation
200,000	4.875%, 11/15/2019	233,035
	Anheuser-Busch InBev Worldwide, Inc.
150,000	1.375%, 7/15/2017	151,496
	Beam, Inc.
100,000	3.250%, 5/15/2022	103,912
	Colgate-Palmolive Company
250,000	2.625%, 5/1/2017	269,899
	CVS Caremark Corporation
125,000	6.125%, 9/15/2039	164,459
	Energizer Holdings, Inc.
250,000	4.700%, 5/19/2021	267,640
	Express Scripts Holding Company
100,000	3.900%, 2/15/2022[e]	107,499
	Grupo Bimbo SAB de CV
150,000	4.500%, 1/25/2022[e]	163,399
	HCA, Inc.
200,000	6.500%, 2/15/2020	223,500
	Koninklijke Philips Electronics NV
150,000	3.750%, 3/15/2022	161,675
	Quest Diagnostics, Inc.
250,000	4.700%, 4/1/2021	286,092
	SABMiller Holdings, Inc.
200,000	3.750%, 1/15/2022[e]	219,335

	Total	2,637,199

Energy (1.1%)
	BP Capital Markets plc
250,000	4.742%, 3/11/2021	297,412
	Cameron International Corporation
200,000	4.500%, 6/1/2021	218,884
	Canadian Oil Sands, Ltd.
100,000	4.500%, 4/1/2022[e]	106,759
	CenterPoint Energy Resources Corporation
300,000	6.125%, 11/1/2017	359,706
	Nabors Industries, Inc.
100,000	4.625%, 9/15/2021	107,179
	NiSource Finance Corporation
100,000	6.125%, 3/1/2022	120,930
100,000	3.850%, 2/15/2023	102,558

Principal Amount	Long-Term Fixed Income (34.8%)	Value

Energy (1.1%) - continued
	Rowan Companies, Inc.
$125,000	4.875%, 6/1/2022	$130,191
	Schlumberger Norge AS
100,000	4.200%, 1/15/2021[e]	114,185
	Transocean, Inc.
200,000	7.375%, 4/15/2018	236,577
	Valero Energy Corporation
200,000	6.125%, 2/1/2020	240,628

	Total	2,035,009

Financials (4.3%)
	Ally Financial, Inc.
100,000	4.500%, 2/11/2014	103,125
	Bank of America Corporation
100,000	5.650%, 5/1/2018	110,399
75,000	5.875%, 2/7/2042	86,089
	Bank of New York Mellon Corporation
50,000	1.317%, 11/24/2014[b]	50,688
50,000	1.700%, 11/24/2014	51,026
	Barclays Bank plc
200,000	2.375%, 1/13/2014	201,150
	Bear Stearns Companies, LLC
200,000	6.400%, 10/2/2017	238,982
	Boston Properties, LP
200,000	4.125%, 5/15/2021	216,289
	Capital One Capital V
150,000	10.250%, 8/15/2039	155,250
	Citigroup, Inc.
250,000	1.391%, 4/1/2014[b]	247,620
	CNA Financial Corporation
200,000	6.500%, 8/15/2016	227,242
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
150,000	4.750%, 1/15/2020[e]	166,725
	Credit Suisse Securities USA, LLC
300,000	1.000%, 4/28/2017[f]	305,340
	Dartmouth College
100,000	3.760%, 6/1/2043	102,961
	Eksportfinans ASA
100,000	2.375%, 5/25/2016	89,250
	Fairfax Financial Holdings, Ltd.
200,000	5.800%, 5/15/2021[e]	203,977
	Fifth Third Bancorp
200,000	5.450%, 1/15/2017	219,856
	General Electric Capital Corporation
200,000	3.800%, 6/18/2019[e]	206,390
	Goldman Sachs Group, Inc., Convertible
4,080	1.000%, 7/10/2013[e,g]	119,972
	Health Care REIT, Inc.
200,000	6.125%, 4/15/2020	233,100
	HSBC Holdings plc
165,000	6.500%, 5/2/2036	193,042
	ING Bank NV
50,000	5.000%, 6/9/2021[e]	53,739
	International Lease Finance Corporation
100,000	8.625%, 9/15/2015	112,750
	Liberty Property, LP
200,000	5.500%, 12/15/2016	224,255

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
76

Balanced Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (34.8%)	Value

Financials (4.3%) - continued
	Macquarie Bank, Ltd.
$100,000	5.000%, 2/22/2017[e]	$103,629
	Merrill Lynch & Company, Inc.
200,000	6.875%, 4/25/2018	230,851
	Metropolitan Life Global Funding I
250,000	3.650%, 6/14/2018[e]	269,878
	Morgan Stanley
200,000	7.300%, 5/13/2019	220,711
	PNC Funding Corporation
200,000	5.125%, 2/8/2020	235,911
	Principal Financial Group, Inc.
200,000	8.875%, 5/15/2019	265,963
	Prudential Financial, Inc.
250,000	6.100%, 6/15/2017	289,785
100,000	5.700%, 12/14/2036	107,578
	Rabobank Capital Funding Trust II
101,000	5.260%, 12/29/2049[e,h]	98,265
	Reinsurance Group of America, Inc.
300,000	5.625%, 3/15/2017	329,671
	Simon Property Group, LP
200,000	4.375%, 3/1/2021	224,031
	SLM Corporation
100,000	6.250%, 1/25/2016	106,000
100,000	8.000%, 3/25/2020	112,250
	Swiss RE Capital I, LP
275,000	6.854%, 5/29/2049[e,h]	268,954
	Travelers Companies, Inc.
105,000	6.250%, 6/15/2037	142,608
	UBS AG/London
200,000	1.875%, 1/23/2015[e]	202,400
	UnionBanCal Corporation
125,000	3.500%, 6/18/2022	130,631
	UnitedHealth Group, Inc.
150,000	6.500%, 6/15/2037	209,617
	University of Pennsylvania
150,000	4.674%, 9/1/2112	173,944
	WEA Finance, LLC
225,000	6.750%, 9/2/2019[e]	268,322
	Willis North America, Inc.
220,000	6.200%, 3/28/2017	248,341

	Total	8,158,557

Foreign Government (0.6%)
	Bank Nederlandse Gemeenten NV
170,000	4.375%, 2/16/2021[e]	192,865
	Chile Government International Bond
200,000	3.875%, 8/5/2020	225,500
	Corporacion Andina de Fomento
141,000	4.375%, 6/15/2022	152,560
	Mexico Government International Bond
50,000	6.050%, 1/11/2040	69,175
	Province of Manitoba
150,000	1.300%, 4/3/2017	153,360
	Province of New Brunswick
150,000	2.750%, 6/15/2018	161,678

Principal Amount	Long-Term Fixed Income (34.8%)	Value

Foreign Government (0.6%) - continued
	Province of Ontario
$150,000	1.600%, 9/21/2016	$154,133

	Total	1,109,271

Mortgage-Backed Securities (8.3%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
1,725,000	3.000%, 8/1/2027[i]	1,812,059
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
4,250,000	3.000%, 8/1/2027[i]	4,480,430
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
2,600,000	3.500%, 8/1/2042[i]	2,758,437
6,150,000	5.500%, 8/1/2042[i]	6,746,742

	Total	15,797,668

Technology (0.2%)
	Affiliated Computer Services, Inc.
200,000	5.200%, 6/1/2015	215,670
	Hewlett-Packard Company
250,000	4.300%, 6/1/2021	256,269

	Total	471,939

Transportation (0.4%)
	Continental Airlines, Inc.
125,000	4.150%, 4/11/2024	125,163
	CSX Corporation
200,000	3.700%, 10/30/2020	215,301
	Delta Air Lines, Inc.
91,622	4.950%, 11/23/2019	97,632
50,000	4.750%, 5/7/2020	50,750
	ERAC USA Finance, LLC
200,000	5.250%, 10/1/2020[e]	226,319

	Total	715,165

U.S. Government and Agencies (11.0%)
	Federal Home Loan Banks
1,250,000	1.375%, 5/28/2014	1,276,145
	Federal Home Loan Mortgage Corporation
250,000	1.250%, 8/1/2019	249,497
	U.S. Treasury Bonds
1,470,000	3.125%, 11/15/2041	1,639,050
	U.S. Treasury Bonds, TIPS
152,600	0.750%, 2/15/2042	170,384
	U.S. Treasury Notes
1,850,000	1.500%, 12/31/2013	1,883,675
150,000	0.750%, 6/15/2014	151,465
1,800,000	0.250%, 2/15/2015	1,799,860
1,500,000	2.000%, 1/31/2016	1,585,546
1,300,000	0.750%, 6/30/2017	1,310,054
5,200,000	1.250%, 4/30/2019	5,307,250
850,000	2.000%, 2/15/2022	891,836
	U.S. Treasury Notes, TIPS
1,011,900	0.125%, 4/15/2017	1,079,054
1,707,200	1.125%, 1/15/2021	1,993,737
1,472,400	0.125%, 1/15/2022	1,589,457

	Total	20,927,010

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
77

Balanced Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (34.8%)	Value

U.S. Municipals (0.1%)
	North Texas Tollway Authority Revenue Bonds (Build America Bonds)
$150,000	6.718%, 1/1/2049	$209,453

	Total	209,453

Utilities (1.4%)
	Cleveland Electric Illuminating Company
245,000	5.700%, 4/1/2017	276,440
	Comision Federal de Electricidad
100,000	4.875%, 5/26/2021[e]	113,000
	Energy Transfer Partners, LP
250,000	4.650%, 6/1/2021	266,378
	Exelon Generation Company, LLC
145,000	5.750%, 10/1/2041	159,920
	FirstEnergy Solutions Corporation
150,000	4.800%, 2/15/2015	160,362
	ITC Holdings Corporation
225,000	6.050%, 1/31/2018[e]	262,145
	Kinder Morgan Energy Partners, LP
100,000	5.300%, 9/15/2020	113,830
	MidAmerican Energy Holdings Company
225,000	6.500%, 9/15/2037	312,713
	ONEOK Partners, LP
200,000	8.625%, 3/1/2019	261,949
	Pennsylvania Electric Company
200,000	5.200%, 4/1/2020	227,853
	Sempra Energy
100,000	2.300%, 4/1/2017	103,830
	Union Electric Company
350,000	6.400%, 6/15/2017	421,120

	Total	2,679,540

	Total Long-Term Fixed Income (cost $64,363,269)	66,211,879

Shares	Mutual Funds (1.0%)	Value

Fixed Income Mutual Funds (1.0%)
366,132	Thrivent High Yield Fund	1,808,692

	Total	1,808,692

	Total Mutual Funds (cost $1,400,000)	1,808,692

Shares	Preferred Stock (0.1%)	Value

Financials (0.1%)
1,150	Citigroup, Inc., Convertible[j]	98,716
12,000	Federal National Mortgage Association, 0.000%[a,h]	22,320
4,000	HSBC Holdings plc, 8.000%[h]	110,640

	Total	231,676

	Total Preferred Stock (cost $386,346)	231,676

Principal Amount	Short-Term Investments (6.4%)[k]	Value

	Federal Home Loan Bank Discount Notes
5,000,000	0.100%, 8/10/2012[l]	$4,999,856
2,000,000	0.100%, 8/17/2012[l]	1,999,911
3,000,000	0.130%, 10/26/2012[l]	2,999,068
	Federal Home Loan Mortgage Corporation Discount Notes
100,000	0.160%, 12/17/2012[l,m]	99,939
	Straight-A Funding, LLC
2,000,000	0.140%, 8/16/2012[e,l]	1,999,875

	Total Short-Term Investments (at amortized cost)	12,098,649

	Total Investments (cost $196,951,177) 106.9%	$203,270,143

	Other Assets and Liabilities, Net (6.9%)	(13,115,242)

	Total Net Assets 100.0%	$190,154,901

a	Non-income producing security.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2012.
c	All or a portion of the security is insured or guaranteed.
d	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Balanced Fund owned as of July 31, 2012.

Security	Acquisition Date	Cost
Wachovia Asset Securitization, Inc.	3/16/2007	$564,081

e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2012, the value of these investments was $9,158,365 or 4.8% of total net assets.
f	Denotes equity-linked structured security. This security is linked to the S&P 500 Index.
g	Security is displayed in shares. This security is an equity-linked structured security. This security is linked to the common stock of Microsoft Corporation.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	Denotes investments purchased on a when-issued or delayed delivery basis.
j	Comprised of a 79.7% prepaid stock purchase contract for common stock of Citigroup, Inc. and a 20.3% amortizing note. The quarterly payments received consists of return of capital and 6.15% interest on only the portion that is the note.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
m	At July 31, 2012, $99,939 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
78

Balanced Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$15,503,617
Gross unrealized depreciation	(9,184,651)

Net unrealized appreciation (depreciation)	$6,318,966

Cost for federal income tax purposes	$196,951,177

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2012, in valuing Balanced Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	18,867,179	18,867,179	–	–
Consumer Staples	10,168,920	10,168,920	–	–
Energy	11,792,081	11,055,032	737,049	–
Financials	20,605,343	20,605,343	–	–
Health Care	14,488,320	14,488,320	–	–
Industrials	15,022,985	15,022,985	–	–
Information Technology	21,878,749	21,878,749	–	–
Materials	4,969,775	4,969,775	–	–
Utilities	5,125,895	5,125,895	–	–
Long-Term Fixed Income
Asset-Backed Securities	2,284,581	–	2,284,581	–
Basic Materials	674,236	–	674,236	–
Capital Goods	723,280	–	723,280	–
Collateralized Mortgage Obligations	739,948	–	739,948	–
Commercial Mortgage-Backed Securities	4,703,814	–	4,703,814	–
Communications Services	1,735,823	–	1,735,823	–
Consumer Cyclical	609,386	–	609,386	–
Consumer Non-Cyclical	2,637,199	–	2,637,199	–
Energy	2,035,009	–	2,035,009	–
Financials	8,158,557	–	7,733,245	425,312
Foreign Government	1,109,271	–	1,109,271	–
Mortgage-Backed Securities	15,797,668	–	15,797,668	–
Technology	471,939	–	471,939	–
Transportation	715,165	–	715,165	–
U.S. Government and Agencies	20,927,010	–	20,927,010	–
U.S. Municipals	209,453	–	209,453	–
Utilities	2,679,540	–	2,679,540	–
Mutual Funds
Fixed Income Mutual Funds	1,808,692	1,808,692	–	–
Preferred Stock
Financials	231,676	231,676	–	–
Short-Term Investments	12,098,649	–	12,098,649	–
Total	$203,270,143	$124,222,566	$78,622,265	$425,312

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
79

Balanced Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	102,231	102,231	–	–
Credit Default Swaps	12,202	–	12,202	–
Total Asset Derivatives	$114,433	$102,231	$12,202	$–

Liability Derivatives
Futures Contracts	133,056	133,056	–	–
Credit Default Swaps	16,218	–	16,218	–
Total Liability Derivatives	$149,274	$133,056	$16,218	$–

There are two securities that are classified as Level 3 in the Long-Term Fixed Income Financials line item. The significant unobservable inputs used in the fair value measurement of the reporting entity’s Long-Term Fixed Income Financials Level 3 security that is valued at $119,972 is the volatility of the underlying security and the value of put and call options. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

The second Level 3 security is valued at $305,340 and the significant unobservable inputs used in the fair value measurement of the reporting entity’s Long-Term Fixed Income Financials Level 3 security are dividends, interest (coupon) rates, credit spread of issuer, implied volatility of an underlying security/index, any option values, and lack of marketability. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

There were no significant transfers between the Levels during the period ended July 31, 2012. Transfers between the levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(15)	September 2012	($3,303,236)	($3,309,141)	($5,905)
10-Yr. U.S. Treasury Bond Futures	(65)	September 2012	(8,625,505)	(8,752,656)	(127,151)
20-Yr. U.S. Treasury Bond Futures	20	September 2012	2,937,249	3,020,625	83,376
S&P 500 Index Futures	5	September 2012	1,699,395	1,718,250	18,855
Total Futures Contracts					($30,825)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 18, 5 Year, at	Buy	6/20/2017	$742,500	($38,691)	$22,473	($16,218)
5.00%; Bank of America
CDX IG, Series 18, 5 Year, at	Buy	6/20/2017	1,500,000	7,647	4,555	12,202
1.00%; J.P. Morgan Chase and Co.
Total Credit Default Swaps					$27,028	($4,016)

1	As the buyer of protection, Balanced Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Balanced Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Balanced Fund could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
80

Balanced Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Balanced Fund, is as follows:

Fund	Value October 31, 2011	Gross Purchases	Gross Sales	Shares Held at July 31, 2012	Value July 31, 2012	Income Earned November 1, 2011 - July 31, 2012
High Yield	$1,728,143	$–	$–	366,132	$1,808,692	$97,990
Thrivent Financial Securities Lending Trust	3,606,713	62,136,539	65,743,252	–	–	13,688
Total Value and Income Earned	5,334,856				1,808,692	111,678

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
81

High Yield Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Bank Loans (1.2%)[a]	Value

Energy (0.4%)
	Chesapeake Energy Corporation, Term Loan
$2,830,000	8.500%, 12/2/2017	$2,821,765

	Total	2,821,765

Financials (0.3%)
	Nuveen Investments, Inc., Term Loan
2,350,000	8.250%, 3/1/2019	2,361,750

	Total	2,361,750

Technology (0.5%)
	First Data Corporation Extended, Term Loan
3,809,215	4.247%, 3/26/2018	3,542,570

	Total	3,542,570

	Total Bank Loans (cost $8,551,597)	8,726,085

Principal Amount	Long-Term Fixed Income (91.7%)	Value

Asset-Backed Securities (0.3%)
	Renaissance Home Equity Loan Trust
2,263,403	5.746%, 5/25/2036	1,430,606
1,600,000	6.011%, 5/25/2036	897,971

	Total	2,328,577

Basic Materials (8.5%)
	AbitibiBowater, Inc.
4,279,000	10.250%, 10/15/2018	4,803,177
	APERAM
1,430,000	7.750%, 4/1/2018[b]	1,179,750
	Arch Coal, Inc.
1,900,000	7.000%, 6/15/2019[c]	1,657,750
1,500,000	7.250%, 10/1/2020[c]	1,301,250
950,000	7.250%, 6/15/2021[c]	821,750
	Consol Energy, Inc.
1,700,000	8.000%, 4/1/2017	1,797,750
2,430,000	8.250%, 4/1/2020	2,581,875
	FMG Resources Property, Ltd.
2,370,000	7.000%, 11/1/2015[b,c]	2,429,250
1,410,000	6.000%, 4/1/2017[b,c]	1,406,475
3,300,000	6.875%, 2/1/2018[b]	3,333,000
3,860,000	8.250%, 11/1/2019[b]	4,062,650
	Graphic Packaging International, Inc.
700,000	9.500%, 6/15/2017	772,625
1,400,000	7.875%, 10/1/2018	1,554,000
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
2,820,000	8.875%, 2/1/2018	2,855,250
2,850,000	9.000%, 11/15/2020	2,408,250
	Ineos Finance plc
780,000	7.500%, 5/1/2020[b]	791,700
	Inmet Mining Corporation
3,400,000	8.750%, 6/1/2020[b]	3,349,000
	LyondellBasell Industries NV
4,710,000	5.000%, 4/15/2019	5,110,350
1,400,000	6.000%, 11/15/2021	1,610,000

Principal Amount	Long-Term Fixed Income (91.7%)	Value

Basic Materials (8.5%) - continued
	Midwest Vanadium Pty., Ltd.
$3,070,000	11.500%, 2/15/2018[b]	$2,056,900
	NOVA Chemicals Corporation
4,890,000	8.625%, 11/1/2019	5,599,050
	Novelis, Inc.
3,550,000	8.750%, 12/15/2020	3,940,500
	Ryerson Holding Corporation
4,230,000	Zero Coupon, 2/1/2015[c]	2,157,300
	Ryerson, Inc.
1,700,000	12.000%, 11/1/2015	1,708,500
	Sappi Papier Holding GmbH
1,420,000	7.750%, 7/15/2017[b]	1,455,500
	Severstal Columbus, LLC
1,400,000	10.250%, 2/15/2018	1,414,000
	Tembec Industries, Inc.
940,000	11.250%, 12/15/2018	975,250
1,880,000	11.250%, 12/15/2018[b]	1,950,500

	Total	65,083,352

Capital Goods (8.2%)
	BE Aerospace, Inc.
3,280,000	6.875%, 10/1/2020	3,640,800
	Case New Holland, Inc.
4,700,000	7.875%, 12/1/2017	5,510,750
	Cemex SAB de CV
2,370,000	9.000%, 1/11/2018[b,c]	2,204,100
	Coleman Cable, Inc.
1,580,000	9.000%, 2/15/2018	1,668,875
	EnergySolutions, Inc.
2,350,000	10.750%, 8/15/2018	2,026,875
	Liberty Tire Recycling
2,340,000	11.000%, 10/1/2016[b]	2,182,050
	Manitowoc Company, Inc.
4,270,000	8.500%, 11/1/2020[c]	4,654,300
	Nortek, Inc.
2,840,000	10.000%, 12/1/2018	3,067,200
2,860,000	8.500%, 4/15/2021	2,945,800
	Owens-Illinois, Inc.
3,030,000	7.800%, 5/15/2018	3,439,050
	Packaging Dynamics Corporation
710,000	8.750%, 2/1/2016[b]	750,825
	Plastipak Holdings, Inc.
2,595,000	8.500%, 12/15/2015[b]	2,679,337
500,000	10.625%, 8/15/2019[b]	567,500
	RBS Global, Inc./Rexnord, LLC
3,980,000	8.500%, 5/1/2018	4,387,950
	Reynolds Group Issuer, Inc.
1,420,000	9.000%, 4/15/2019[c]	1,444,850
2,340,000	9.875%, 8/15/2019[b]	2,480,400
2,370,000	8.250%, 2/15/2021	2,328,525
	RSC Equipment Rental, Inc.
2,780,000	8.250%, 2/1/2021	3,016,300
	Sealed Air Corporation
1,450,000	8.375%, 9/15/2021[b]	1,653,000
	Silgan Holdings, Inc.
3,530,000	5.000%, 4/1/2020[b]	3,644,725
	Tekni-Plex, Inc.
3,300,000	9.750%, 6/1/2019[b]	3,432,000
	UR Financing Escrow Corporation
930,000	7.375%, 5/15/2020[b]	983,475
3,750,000	7.625%, 4/15/2022[b]	3,989,063

	Total	62,697,750

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
82

High Yield Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (91.7%)	Value

Communications Services (16.8%)
	AMC Networks, Inc.
$4,690,000	7.750%, 7/15/2021	$5,311,425
	Cablevision Systems Corporation
3,740,000	8.625%, 9/15/2017	4,272,950
	CCO Holdings, LLC
3,750,000	7.250%, 10/30/2017	4,120,312
1,890,000	7.000%, 1/15/2019	2,074,275
700,000	7.375%, 6/1/2020	777,000
	Clear Channel Worldwide Holdings, Inc.
7,140,000	9.250%, 12/15/2017	7,711,200
	Digicel, Ltd.
3,790,000	8.250%, 9/1/2017[b]	3,970,025
1,470,000	7.000%, 2/15/2020[b]	1,433,250
	Dish DBS Corporation
2,320,000	6.750%, 6/1/2021	2,537,500
2,220,000	5.875%, 7/15/2022[b]	2,286,600
	Eileme 2 AB
3,740,000	11.625%, 1/31/2020[b]	3,927,000
	Frontier Communications Corporation
2,810,000	8.250%, 4/15/2017[c]	3,076,950
	Hughes Satellite Systems Corporation
4,400,000	6.500%, 6/15/2019	4,730,000
	Intelsat Bermuda, Ltd.
6,460,000	11.250%, 2/4/2017	6,718,400
	Intelsat Jackson Holdings SA
6,320,000	7.250%, 10/15/2020	6,746,600
710,000	7.250%, 10/15/2020[b]	754,375
	Intelsat Luxembourg SA
710,000	11.500%, 2/4/2017[b]	738,400
2,518,461	11.500%, 2/4/2017	2,619,199
	Level 3 Financing, Inc.
1,870,000	8.750%, 2/15/2017	1,951,813
1,880,000	8.125%, 7/1/2019	1,978,700
3,700,000	8.625%, 7/15/2020	3,968,250
	Nara Cable Funding, Ltd.
4,250,000	8.875%, 12/1/2018[b]	3,740,000
	Satmex Escrow SA de CV
4,770,000	9.500%, 5/15/2017	4,996,575
	SBA Telecommunications, Inc.
1,540,000	5.750%, 7/15/2020[b]	1,620,850
	Sprint Capital Corporation
2,370,000	6.875%, 11/15/2028	2,121,150
	Sprint Nextel Corporation
6,100,000	9.125%, 3/1/2017[b,c]	6,786,250
7,620,000	9.000%, 11/15/2018[b]	8,896,350
2,530,000	7.000%, 3/1/2020[b]	2,757,700
	Telesat Canada
2,830,000	6.000%, 5/15/2017[b]	2,929,050
	UPC Holding BV
4,000,000	9.875%, 4/15/2018[b]	4,420,000
	UPCB Finance V, Ltd.
1,400,000	7.250%, 11/15/2021[b]	1,491,000
	Videotron Ltee
1,090,000	5.000%, 7/15/2022	1,139,050
	Virgin Media Finance plc
1,560,000	8.375%, 10/15/2019	1,764,750
2,470,000	5.250%, 2/15/2022	2,556,450
	WideOpenWest Finance, LLC
4,730,000	10.250%, 7/15/2019[b]	4,871,900

Principal Amount	Long-Term Fixed Income (91.7%)	Value

Communications Services (16.8%) - continued
	XM Satellite Radio, Inc.
$3,320,000	7.625%, 11/1/2018[b]	$3,602,200
	Zayo Group, LLC
3,075,000	8.125%, 1/1/2020[b]	3,251,813

	Total	128,649,312

Consumer Cyclical (15.0%)
	American Axle & Manufacturing, Inc.
920,000	5.250%, 2/11/2014[c]	946,450
2,800,000	7.875%, 3/1/2017[c]	2,905,000
	Ameristar Casinos, Inc.
470,000	7.500%, 4/15/2021[b]	506,425
	Beazer Homes USA, Inc.
2,800,000	6.875%, 7/15/2015	2,793,000
2,370,000	9.125%, 5/15/2019	2,307,787
	Boyd Gaming Corporation
4,700,000	9.000%, 7/1/2020[b]	4,653,000
	Burlington Coat Factory Warehouse Corporation
3,350,000	10.000%, 2/15/2019[c]	3,555,188
	Choice Hotels International, Inc.
1,880,000	5.750%, 7/1/2022	2,002,200
	Chrysler Group, LLC
2,230,000	8.000%, 6/15/2019[c]	2,319,200
2,400,000	8.250%, 6/15/2021[c]	2,499,000
	DineEquity, Inc.
3,800,000	9.500%, 10/30/2018	4,199,000
	Eldorado Resorts, LLC
4,330,000	8.625%, 6/15/2019[b]	4,091,850
	Ford Motor Credit Company, LLC
2,350,000	7.000%, 4/15/2015	2,614,375
4,670,000	5.000%, 5/15/2018	4,977,552
	Gaylord Entertainment Company
4,390,000	6.750%, 11/15/2014	4,400,975
	General Motors Financial Company, Inc.
1,190,000	6.750%, 6/1/2018	1,310,157
	Host Hotels and Resorts, Inc.
3,290,000	5.250%, 3/15/2022[b,c]	3,483,287
	KB Home
930,000	7.250%, 6/15/2018	953,250
1,750,000	8.000%, 3/15/2020[c]	1,833,125
1,420,000	7.500%, 9/15/2022	1,434,200
	Lear Corporation
1,950,000	7.875%, 3/15/2018	2,132,813
1,950,000	8.125%, 3/15/2020	2,196,188
	Limited Brands, Inc.
1,430,000	6.625%, 4/1/2021	1,589,087
1,640,000	5.625%, 2/15/2022	1,717,900
	MGM Resorts International
4,693,000	10.000%, 11/1/2016	5,179,899
	NCL Corporation, Ltd.
1,830,000	11.750%, 11/15/2016	2,109,075
4,970,000	9.500%, 11/15/2018	5,442,150
	Peninsula Gaming, LLC
4,450,000	10.750%, 8/15/2017	5,067,438
	Realogy Corporation
2,645,000	11.500%, 4/15/2017	2,638,387
	Rite Aid Corporation
2,530,000	7.500%, 3/1/2017	2,596,413
1,790,000	9.500%, 6/15/2017	1,832,513

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
83

High Yield Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (91.7%)	Value

Consumer Cyclical (15.0%) - continued
	ROC Finance, LLC
$4,220,000	12.125%, 9/1/2018[b]	$4,779,150
	Seminole Indian Tribe of Florida
4,530,000	7.804%, 10/1/2020[b]	4,527,191
	Service Corporation International
1,600,000	6.750%, 4/1/2015	1,748,000
	Seven Seas Cruises S de RL, LLC
4,730,000	9.125%, 5/15/2019	4,931,025
	Toys R Us, Inc.
1,420,000	10.375%, 8/15/2017[b]	1,427,100
	Tunica-Biloxi Gaming Authority
4,230,000	9.000%, 11/15/2015[d]	4,039,650
	West Corporation
4,350,000	8.625%, 10/1/2018	4,757,812
2,140,000	7.875%, 1/15/2019	2,281,775
	WMG Acquisition Corporation
470,000	9.500%, 6/15/2016	515,237

	Total	115,293,824

Consumer Non-Cyclical (12.4%)
	Biomet, Inc.
1,700,000	10.375%, 10/15/2017	1,819,000
3,100,000	11.625%, 10/15/2017	3,336,375
3,310,000	6.500%, 8/1/2020[b,e]	3,409,300
	Capella Healthcare, Inc.
4,575,000	9.250%, 7/1/2017	4,849,500
	Community Health Systems, Inc.
3,060,000	8.000%, 11/15/2019	3,312,450
	Del Monte Corporation
1,275,000	7.625%, 2/15/2019	1,265,438
	DJO Finance, LLC
1,400,000	9.750%, 10/15/2017	1,043,000
2,780,000	8.750%, 3/15/2018[b]	2,863,400
	Emergency Medical Services Corporation
3,680,000	8.125%, 6/1/2019[c]	3,914,600
	Fresenius Medical Care US Finance, Inc.
2,340,000	6.500%, 9/15/2018[b]	2,612,025
	Grifols, Inc.
3,620,000	8.250%, 2/1/2018	3,963,900
	HCA, Inc.
3,730,000	7.250%, 9/15/2020	4,168,275
4,570,000	7.500%, 2/15/2022	5,129,825
	Ingles Markets, Inc.
1,400,000	8.875%, 5/15/2017	1,529,500
	Jarden Corporation
930,000	7.500%, 1/15/2020	1,026,488
	JBS Finance II, Ltd.
4,450,000	8.250%, 1/29/2018[c,d]	4,433,090
	JBS USA, LLC/JBS USA Finance, Inc.
2,850,000	11.625%, 5/1/2014	3,231,187
	Kinetic Concepts, Inc./KCI USA, Inc.
4,185,000	10.500%, 11/1/2018[b]	4,425,637
	Libbey Glass, Inc.
3,310,000	6.875%, 5/15/2020[b]	3,492,050
	Michael Foods, Inc.
3,760,000	9.750%, 7/15/2018	4,154,800
	Mylan, Inc.
2,790,000	7.875%, 7/15/2020[b]	3,173,625

Principal Amount	Long-Term Fixed Income (91.7%)	Value

Consumer Non-Cyclical (12.4%) - continued
	Revlon Consumer Products Corporation
$3,270,000	9.750%, 11/15/2015	$3,490,725
	Select Medical Corporation
2,900,000	6.494%, 9/15/2015[f]	2,849,250
	Spectrum Brands Holdings, Inc.
820,000	9.500%, 6/15/2018[b]	936,850
3,300,000	9.500%, 6/15/2018	3,770,250
	Teleflex, Inc.
3,790,000	6.875%, 6/1/2019	4,026,875
	Tenet Healthcare Corporation
1,950,000	8.875%, 7/1/2019	2,210,812
	Valeant Pharmaceuticals International
1,880,000	6.875%, 12/1/2018[b]	1,985,750
1,415,000	6.750%, 8/15/2021[b,c]	1,432,688
	Vanguard Health Holding Company II, LLC
700,000	7.750%, 2/1/2019[b]	728,000
2,145,000	7.750%, 2/1/2019	2,230,800
	Visant Corporation
4,360,000	10.000%, 10/1/2017	4,392,700

	Total	95,208,165

Energy (10.0%)
	Chaparral Energy, Inc.
2,350,000	7.625%, 11/15/2022[b]	2,461,625
	Coffeyville Resources, LLC
1,791,000	9.000%, 4/1/2015[b]	1,902,938
3,900,000	10.875%, 4/1/2017[b,c]	4,338,750
	Concho Resources, Inc.
4,760,000	6.500%, 1/15/2022	5,093,200
	Continental Resources, Inc.
3,290,000	5.000%, 9/15/2022[b]	3,421,600
	Denbury Resources, Inc.
700,000	9.750%, 3/1/2016	763,000
369,000	8.250%, 2/15/2020	415,125
1,540,000	6.375%, 8/15/2021	1,651,650
	Energy XXI Gulf Coast, Inc.
1,890,000	9.250%, 12/15/2017	2,093,175
1,420,000	7.750%, 6/15/2019	1,491,000
	Harvest Operations Corporation
4,710,000	6.875%, 10/1/2017[b]	5,051,475
	Helix Energy Solutions Group, Inc.
2,026,000	9.500%, 1/15/2016[b]	2,122,235
	Helix Energy Solutions Group, Inc., Convertible
950,000	3.250%, 3/15/2032	1,018,875
	Key Energy Services, Inc.
1,410,000	6.750%, 3/1/2021[b]	1,406,475
	Linn Energy, LLC
2,250,000	8.625%, 4/15/2020	2,441,250
1,930,000	7.750%, 2/1/2021	2,036,150
	Markwest Energy Partners, LP/Markwest Energy Finance Corporation
2,340,000	6.250%, 6/15/2022	2,451,150
	McJunkin Red Man Corporation
2,770,000	9.500%, 12/15/2016	2,998,525
	MEG Energy Corporation
2,840,000	6.375%, 1/30/2023[b]	2,907,450

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
84

High Yield Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (91.7%)	Value

Energy (10.0%) - continued
	Oasis Petroleum, Inc.
$2,430,000	7.250%, 2/1/2019	$2,527,200
1,410,000	6.500%, 11/1/2021	1,420,575
	Pioneer Natural Resources Company
2,800,000	7.500%, 1/15/2020	3,478,969
	Plains Exploration & Production Company
1,870,000	8.625%, 10/15/2019	2,103,750
1,500,000	6.750%, 2/1/2022	1,605,000
	Precision Drilling Corporation
2,200,000	6.625%, 11/15/2020	2,293,500
940,000	6.500%, 12/15/2021	977,600
	QEP Resources, Inc.
3,230,000	6.875%, 3/1/2021	3,649,900
	SandRidge Energy, Inc.
3,320,000	8.000%, 6/1/2018[b]	3,452,800
	SESI, LLC
1,550,000	6.375%, 5/1/2019	1,646,875
2,800,000	7.125%, 12/15/2021[b]	3,101,000
	United Refining Company
4,290,000	10.500%, 2/28/2018	4,547,400

	Total	76,870,217

Financials (8.6%)
	Alliance Data Systems Corporation
2,350,000	6.375%, 4/1/2020[b,c]	2,444,000
	Ally Financial, Inc.
1,920,000	7.500%, 12/31/2013	2,065,997
1,590,000	5.500%, 2/15/2017	1,656,411
2,350,000	8.000%, 3/15/2020	2,793,563
4,910,000	7.500%, 9/15/2020	5,726,287
	Aviv Healthcare Properties, LP
3,780,000	7.750%, 2/15/2019	3,907,575
	CIT Group, Inc.
2,630,000	5.250%, 4/1/2014[b]	2,741,775
2,140,000	5.000%, 5/15/2017	2,236,300
	Community Choice Financial, Inc.
2,380,000	10.750%, 5/1/2019[b]	2,356,200
	DDR Corporation
720,000	4.625%, 7/15/2022	734,363
	Developers Diversified Realty Corporation
2,810,000	7.875%, 9/1/2020	3,469,822
	Eksportfinans ASA
2,330,000	2.375%, 5/25/2016	2,079,525
	Harbinger Group, Inc.
2,610,000	10.625%, 11/15/2015[c]	2,773,125
	Icahn Enterprises, LP
4,270,000	7.750%, 1/15/2016	4,488,837
5,220,000	8.000%, 1/15/2018	5,546,250
1,420,000	8.000%, 1/15/2018[b]	1,508,750
	International Lease Finance Corporation
2,250,000	8.625%, 9/15/2015	2,536,875
2,050,000	8.750%, 3/15/2017	2,385,687
1,400,000	8.875%, 9/1/2017	1,638,000
1,650,000	5.875%, 4/1/2019	1,715,632
	Nuveen Investments, Inc.
2,370,000	10.500%, 11/15/2015	2,405,550

Principal Amount	Long-Term Fixed Income (91.7%)	Value

Financials (8.6%) - continued
	Omega Healthcare Investors, Inc.
$6,100,000	5.875%, 3/15/2024[b]	$6,527,000
	Speedy Cash, Inc.
2,250,000	10.750%, 5/15/2018[b]	2,362,500

	Total	66,100,024

Technology (4.3%)
	Advanced Micro Devices, Inc.
2,800,000	8.125%, 12/15/2017[c]	2,947,000
	Amkor Technology, Inc.
4,520,000	6.625%, 6/1/2021[c]	4,486,100
	Equinix, Inc.
3,330,000	8.125%, 3/1/2018	3,687,975
950,000	7.000%, 7/15/2021	1,056,875
	First Data Corporation
3,320,000	11.250%, 3/31/2016[c]	3,162,300
1,000,000	7.375%, 6/15/2019[b]	1,043,750
1,629,000	12.625%, 1/15/2021	1,645,290
	Freescale Semiconductor, Inc.
1,890,000	8.050%, 2/1/2020	1,819,125
2,089,000	10.750%, 8/1/2020[c]	2,224,785
	Jabil Circuit, Inc.
1,420,000	4.700%, 9/15/2022	1,419,886
	Lawson Software, Inc.
1,410,000	9.375%, 4/1/2019[b]	1,508,700
	NXP BV/NXP Funding, LLC
2,340,000	9.750%, 8/1/2018[b]	2,679,300
	Seagate HDD Cayman
2,860,000	7.750%, 12/15/2018	3,167,450
	Sensata Technologies BV
1,900,000	6.500%, 5/15/2019[b,c]	1,980,750

	Total	32,829,286

Transportation (2.8%)
	American Petroleum Tankers, LLC
1,059,000	10.250%, 5/1/2015	1,106,655
	Avis Budget Car Rental, LLC
4,670,000	8.250%, 1/15/2019	5,014,412
	CMA CGM SA
4,290,000	8.500%, 4/15/2017[b,c]	2,509,650
	Continental Airlines, Inc.
2,750,000	6.750%, 9/15/2015[b]	2,860,000
470,000	6.250%, 4/11/2020	484,688
	Delta Air Lines, Inc.
1,095,000	9.500%, 9/15/2014[b]	1,153,856
	Navios Maritime Acquisition Corporation
1,430,000	8.625%, 11/1/2017	1,340,625
	Navios Maritime Holdings, Inc.
1,420,000	8.875%, 11/1/2017[b]	1,420,000
1,170,000	8.875%, 11/1/2017[c]	1,181,700
2,030,000	8.125%, 2/15/2019	1,755,950
	Navios South American Logistics, Inc./Navios Logistics Finance US, Inc.
1,240,000	9.250%, 4/15/2019	1,134,600
	United Air Lines, Inc.
1,514,932	9.750%, 1/15/2017	1,730,810

	Total	21,692,946

Utilities (4.8%)
	AES Corporation
5,350,000	7.375%, 7/1/2021[b]	6,119,063

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
85

High Yield Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (91.7%)	Value

Utilities (4.8%) - continued
	Chesapeake Midstream Partners, LP
$810,000	6.125%, 7/15/2022	$816,075
	Covanta Holding Corporation
2,400,000	7.250%, 12/1/2020	2,634,122
1,650,000	6.375%, 10/1/2022	1,770,914
	Crosstex Energy, LP/Crosstex Energy Finance Corporation
3,270,000	8.875%, 2/15/2018	3,466,200
940,000	7.125%, 6/1/2022[b]	921,200
	Energy Future Intermediate Holding Company, LLC
4,220,000	11.750%, 3/1/2022[b,c]	4,367,700
	Holly Energy Partners, LP
1,870,000	8.250%, 3/15/2018	1,991,550
820,000	6.500%, 3/1/2020[b]	856,900
	Inergy, LP
4,440,000	7.000%, 10/1/2018	4,584,300
	NGPL PipeCo, LLC
710,000	9.625%, 6/1/2019[b]	772,125
	Regency Energy Partners, LP
3,330,000	6.875%, 12/1/2018	3,563,100
	Targa Resources Partners, LP
3,040,000	7.875%, 10/15/2018	3,313,600
1,170,000	6.375%, 8/1/2022[b]	1,199,250

	Total	36,376,099

	Total Long-Term Fixed Income (cost $669,036,101)	703,129,552

Shares	Preferred Stock (0.8%)	Value

Financials (0.8%)
3,014	Ally Financial, Inc., 7.000%[b,g]	2,708,456
57,310	Ally Financial, Inc., 8.500%[g]	1,332,457
23,500	Citigroup, Inc., Convertible[h]	2,017,240

	Total	6,058,153

	Total Preferred Stock (cost $5,791,714)	6,058,153

Shares	Common Stock (<0.1%)	Value

Consumer Discretionary (<0.1%)
36,330	TVMAX Holdings, Inc.[i,j]	4

	Total	4

	Total Common Stock (cost $2,245,000)	4

Shares	Collateral Held for Securities Loaned (7.5%)	Value

57,644,934	Thrivent Financial Securities Lending Trust	57,644,934

	Total Collateral Held for Securities Loaned (cost $57,644,934)	57,644,934

Principal Amount	Short-Term Investments (4.7%)[k]	Value

	Federal Home Loan Bank Discount Notes
5,000,000	0.030%, 8/2/2012[l]	$4,999,992
5,000,000	0.100%, 8/10/2012[l]	4,999,856
18,000,000	0.090%, 8/17/2012[l]	17,999,278
5,000,000	0.115%, 10/10/2012[l]	4,998,882
	Straight-A Funding, LLC
3,000,000	0.140%, 8/16/2012[b,l]	2,999,812

	Total Short-Term Investments (at amortized cost)	35,997,820

	Total Investments (cost $779,267,166) 105.9%	$811,556,548

	Other Assets and Liabilities, Net (5.9%)	(45,094,910)

	Total Net Assets 100.0%	$766,461,638

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2012, the value of these investments was $235,792,376 or 30.8% of total net assets.
c	All or a portion of the security is on loan.
d	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities High Yield Fund owned as of July 31, 2012.

Security	Acquisition Date	Cost
JBS Finance II, Ltd.	7/22/2010	$4,389,213
Tunica-Biloxi Gaming Authority	11/8/2005	4,214,613

e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2012.
g	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
h	Comprised of a 79.7% prepaid stock purchase contract for common stock of Citigroup, Inc. and a 20.3% amortizing note. The quarterly payments received consists of return of capital and 6.15% interest on only the portion that is the note.
i	Security is fair valued.
j	Non-income producing security.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
86

High Yield Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$43,079,775
Gross unrealized depreciation	(10,790,393)

Net unrealized appreciation (depreciation)	$32,289,382

Cost for federal income tax purposes	$779,267,166

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2012, in valuing High Yield Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Energy	2,821,765	–	2,821,765	–
Financials	2,361,750	–	2,361,750	–
Technology	3,542,570	–	3,542,570	–
Long-Term Fixed Income
Asset-Backed Securities	2,328,577	–	2,328,577	–
Basic Materials	65,083,352	–	65,083,352	–
Capital Goods	62,697,750	–	62,697,750	–
Communications Services	128,649,312	–	128,649,312	–
Consumer Cyclical	115,293,824	–	115,293,824	–
Consumer Non-Cyclical	95,208,165	–	95,208,165	–
Energy	76,870,217	–	76,870,217	–
Financials	66,100,024	–	66,100,024	–
Technology	32,829,286	–	31,409,400	1,419,886
Transportation	21,692,946	–	21,692,946	–
Utilities	36,376,099	–	36,376,099	–
Preferred Stock
Financials	6,058,153	3,349,697	2,708,456	–
Common Stock
Consumer Discretionary	4	–	–	4
Collateral Held for Securities Loaned	57,644,934	57,644,934	–	–
Short-Term Investments	35,997,820	–	35,997,820	–
Total	$811,556,548	$60,994,631	$749,142,027	$1,419,890

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Credit Default Swaps	79,154	–	79,154	–
Total Liability Derivatives	$79,154	$–	$79,154	$–

The significant unobservable input used in the fair value measurement of the Long-Term Fixed Income Technology Level 3 security is the lack of marketability. A significant increase or decrease in the input in isolation would result in a significantly lower or higher fair value measurement.

The significant unobservable input used in the fair value measurement of the reporting entity’s Common Stock Consumer Discretionary Level 3 security is the lack of marketability. A significant increase or decrease in the input in isolation would result in a significantly lower or higher fair value measurement.

There were no significant transfers between the Levels during the period ended July 31, 2012. Transfers between the levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
87

High Yield Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 18, 5 Year, at	Buy	6/20/2017	$6,930,000	($288,898)	$209,744	($79,154)
5.00%; Bank of America
Total Credit Default Swaps					$209,744	($79,154)

1	As the buyer of protection, High Yield Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, High Yield Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments High Yield Fund could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in High Yield Fund, is as follows:

Fund	Value October 31, 2011	Gross Purchases	Gross Sales	Shares Held at July 31, 2012	Value July 31, 2012	Income Earned November 1, 2011 - July 31, 2012
Thrivent Financial Securities Lending Trust	$64,933,950	$196,211,472	$203,500,488	57,644,934	$57,644,934	$210,604
Total Value and Income Earned	64,933,950				57,644,934	210,604

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
88

Municipal Bond Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (101.4%)	Value

Alabama (0.1%)
	Alabama Public School and College Authority Capital Improvement Revenue Refunding Bonds
$1,500,000	5.000%, 5/1/2029, Series Aa	$1,880,355

	Total	1,880,355

Alaska (1.4%)
	Valdez, Alaska Marine Terminal Revenue Bonds (Exxon Pipeline Company)
7,110,000	0.150%, 10/1/2025[b]	7,110,000
	Valdez, Alaska Marine Terminal Revenue Bonds (ExxonMobil)
14,905,000	0.150%, 12/1/2029[b]	14,905,000

	Total	22,015,000

Arizona (0.8%)
	Arizona Health Facilities Authority Revenue Bonds (Blood Systems, Inc.)
1,000,000	5.000%, 4/1/2017	1,058,720
1,200,000	5.000%, 4/1/2018	1,269,444
	Arizona Sports and Tourism Authority Revenue Refunding Bonds (Multipurpose Stadium Facility)
500,000	4.000%, 7/1/2017, Series A	559,970
	Arizona Transportation Board Highway Revenue Bonds
1,500,000	5.000%, 7/1/2036, Series A	1,711,605
	Glendale, Arizona Industrial Development Authority Revenue Bonds (Midwestern University)
2,500,000	5.000%, 5/15/2031	2,736,650
1,000,000	5.000%, 5/15/2035	1,069,020
	Phoenix, Arizona Civic Improvement Corporation Airport Revenue Bonds
3,000,000	5.250%, 7/1/2033, Series A	3,399,840
	Phoenix-Mesa Gateway Airport Authority Special Facility Revenue Bonds
700,000	5.000%, 7/1/2038, AMT	732,844
	Yavapai County Industrial Development Authority Hospital Revenue Bonds (Yavapai Regional Medical Center)
500,000	6.000%, 8/1/2033, Series A	523,295

	Total	13,061,388

Arkansas (0.4%)
	Arkansas Community Water System Public Water Authority Water Revenue Refunding and Construction Bonds (NATL-RE Insured)
2,400,000	5.000%, 10/1/2023, Series Bc	2,410,656

Principal Amount	Long-Term Fixed Income (101.4%)	Value

Arkansas (0.4%) - continued
	Rogers, Arkansas Sales and Use Tax Refunding and Improvement Bonds
$2,975,000	4.000%, 11/1/2027, Series 2011	$3,271,548
1,000,000	4.125%, 11/1/2031, Series 2011	1,087,670

	Total	6,769,874

California (12.5%)
	Anaheim Public Financing Authority Lease Revenue Bonds (Anaheim Public Improvements) (AGM Insured)
3,950,000	6.000%, 9/1/2024, Series Ac	4,940,423
	Beverly Hills Unified School District, Los Angeles County, California General Obligation Bonds
10,000,000	Zero Coupon, 8/1/2031	4,617,400
	California Educational Facilities Authority Revenue Bonds (Stanford University)
5,000,000	5.250%, 4/1/2040	7,164,000
	California General Obligation Refunding Bonds
2,765,000	5.000%, 9/1/2015	3,118,256
	California Health Facilities Financing Authority Refunding Revenue Bonds (Lucile Salter Packard Children’s Hospital at Stanford)
3,840,000	1.450%, 8/15/2033, Series Ab	3,896,832
	California Health Facilities Financing Authority Revenue Bonds (Stanford Hospital and Clinics)
500,000	5.000%, 8/15/2017, Series B	594,145
	California Infrastructure and Economic Development Bank Bay Area Toll Bridges Seismic Retrofit Revenue Bonds (FGIC Insured)
5,000,000	5.000%, 7/1/2025, Series Aa,c	6,726,900
	California Infrastructure and Economic Development Bank Revenue Bonds (California Independent System Operator Corporation)
3,000,000	6.250%, 2/1/2039, Series A	3,276,510
	California Municipal Finance Authority Refunding Revenue Bonds (Biola University)
1,500,000	5.875%, 10/1/2034	1,633,200
	California Pollution Control Financing Authority Pollution Control Revenue Refunding Bonds (Exxon)
1,900,000	0.060%, 12/1/2012[b]	1,900,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
89

Municipal Bond Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (101.4%)	Value

California (12.5%) - continued
	California Rural Home Mortgage Finance Authority Single Family Mortgage Revenue Bonds (GNMA/FNMA Collateralized)
$10,000	7.100%, 6/1/2031, Series D, AMT	$10,016
	California State Department of Water Resources Supply Revenue Bonds
6,250,000	5.000%, 5/1/2016, Series M	7,279,312
	California State Public Works Board Lease Revenue Bonds (Regents of the University of California - UCLA Replacement Hospital) (AGM Insured)
4,000,000	5.375%, 10/1/2015, Series Ac	4,033,440
	California Various Purpose General Obligation Bonds
2,000,000	5.250%, 11/1/2021	2,125,200
10,000	5.250%, 4/1/2029	10,540
3,990,000	5.250%, 4/1/2029[a]	4,318,377
10,000,000	5.250%, 3/1/2038	10,921,900
10,000,000	6.000%, 4/1/2038	11,838,400
5,000,000	6.000%, 11/1/2039	5,973,500
	California Various Purpose General Obligation Bonds (NATL-RE Insured)
300,000	6.000%, 8/1/2016[c]	308,793
	Chula Vista Industrial Development Revenue Refunding Bonds (San Diego Gas & Electric Company)
2,000,000	5.875%, 2/15/2034, Series C	2,362,000
	Contra Costa County, California Home Mortgage Revenue Bonds (GNMA Collateralized)
4,030,000	7.500%, 5/1/2014[a,c]	4,535,967
	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California Water System Revenue Refunding Bonds (NATL-RE FGIC Insured)
10,000,000	5.000%, 6/1/2037, Series Ac	11,163,700
	Foothill-De Anza California Community College District General Obligation Bonds
5,000,000	5.000%, 8/1/2040, Series C	5,783,200
	Golden West Schools Financing Authority Revenue Bonds (NATL-RE Insured)
420,000	5.800%, 2/1/2022, Series Ac	490,438
	Los Angeles Community College District, Los Angeles County, California General Obligation Bonds (Election 2008)
10,000,000	6.000%, 8/1/2033, Series A	12,305,300
	Los Angeles Department of Airports Revenue Bonds (Los Angeles International Airport)
8,000,000	5.000%, 5/15/2040, Series A	8,938,080

Principal Amount	Long-Term Fixed Income (101.4%)	Value

California (12.5%) - continued
	Los Angeles Unified School District, Los Angeles County, California General Obligation Bonds
$5,000,000	5.000%, 1/1/2034, Series I	$5,656,500
	Pittsburg, California Redevelopment Agency Tax Allocation Bonds (Los Medanos Community Development) (AMBAC Insured)
5,000,000	Zero Coupon, 8/1/2024[c]	2,891,000
	Pomona, California Single Family Mortgage Revenue Refunding Bonds (GNMA/FNMA Collateralized)
3,225,000	7.600%, 5/1/2023, Series Aa,c	4,126,936
	San Bernardino, California Single Family Mortgage Revenue Refunding Bonds (FHA/VA MTGS GNMA Collateralized)
1,150,000	7.500%, 5/1/2023, Series Aa,c	1,549,798
	San Diego Community College District, San Diego County, California General Obligation Bonds (AGM Insured)
10,000,000	5.000%, 5/1/2030[a,c]	11,266,000
	San Diego County, California Certificates of Participation
5,000,000	5.250%, 7/1/2030	5,574,350
	San Diego Unified School District General Obligation Bonds
10,000,000	Zero Coupon, 7/1/2033, Series Ad	7,850,000
	San Francisco, California City & County Airport Commission Revenue Bonds (San Francisco International Airport)
7,030,000	6.000%, 5/1/2039, Series E	8,294,627
	San Jose, California Airport Revenue Bonds (AMBAC Insured)
8,000,000	5.000%, 3/1/2037, Series A, AMT[c]	8,170,160
	San Jose, California Redevelopment Agency Tax Allocation Refunding Bonds (Merged Area Redevelopment) (NATL-RE Insured)
2,760,000	5.000%, 8/1/2025, Series Ac	2,682,941
	Santa Monica Community College District, Los Angeles County, California General Obligation Bonds
5,000,000	Zero Coupon, 8/1/2025, Series C	3,157,000
	Tuolumne Wind Project Authority Revenue Bonds (Tuolumne Company)
2,000,000	5.625%, 1/1/2029, Series A	2,355,100

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
90

Municipal Bond Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (101.4%)	Value

California (12.5%) - continued
	University of California General Revenue Bonds
$5,000,000	5.250%, 5/15/2039, Series O	$5,721,900

	Total	199,562,141

Colorado (5.0%)
	Colorado Educational and Cultural Facilities Authority Charter School Revenue Bonds (Cheyenne Mountain Charter Academy)
475,000	5.125%, 6/15/2032, Series A	484,908
1,000,000	5.375%, 6/15/2038, Series A	1,027,690
	Colorado Educational and Cultural Facilities Authority Charter School Revenue Bonds (Crown Pointe Academy of Westminster)
1,000,000	5.000%, 7/15/2039	1,034,960
	Colorado Educational and Cultural Facilities Authority Charter School Revenue Bonds (Pinnacle Charter School, Inc.)
3,000,000	5.125%, 12/1/2039	3,091,200
	Colorado Health Facilities Authority Health Facilities Revenue Bonds (Evangelical Lutheran Good Samaritan Society)
1,000,000	6.125%, 6/1/2038, Series Aa	1,105,310
	Colorado Health Facilities Authority Health Facilities Revenue Bonds (The Evangelical Lutheran Good Samaritan Society)
2,110,000	5.000%, 12/1/2024	2,412,701
10,000,000	5.000%, 12/1/2042	10,580,300
	Colorado Health Facilities Authority Hospital Revenue Refunding Bonds (Valley View Hospital Association)
3,000,000	5.750%, 5/15/2036	3,215,670
	Colorado Higher Education Capital Construction Lease Purchase Financing Program Certificates of Participation
405,000	5.500%, 11/1/2027[a]	517,874
1,095,000	5.500%, 11/1/2027	1,276,901
	Colorado Housing and Finance Authority Single Family Program Bonds
175,000	6.700%, 8/1/2017, Series B-3	181,094
	Colorado Water Resources and Power Development Authority Clean Water Revenue Bonds (FSA Insured)
10,000	6.250%, 9/1/2013, Series Ac	10,043

Principal Amount	Long-Term Fixed Income (101.4%)	Value

Colorado (5.0%) - continued
	Colorado Water Resources and Power Development Authority Small Water Resources Revenue Bonds (NATL-RE FGIC Insured)
$300,000	5.250%, 11/1/2021, Series Aa,c	$303,684
3,225,000	5.250%, 11/1/2021, Series Aa,c	3,264,603
	Denver Health and Hospital Authority Healthcare Revenue Bonds
2,000,000	5.250%, 12/1/2031, Series A	2,095,100
	Denver, Colorado Airport System Revenue Bonds (XLCA Insured)
5,000,000	5.000%, 11/15/2022, Series Ac	5,509,450
	Denver, Colorado Board of Water Commissioners General Obligation Water Refunding Bonds
6,000,000	5.600%, 10/1/2029[a]	6,376,260
	Denver, Colorado Health & Hospital Authority Healthcare Revenue Bonds
5,000,000	5.500%, 12/1/2030	5,511,600
	Jefferson County School District No. R-1, Jefferson and Broomfield Counties, Colorado General Obligation Refunding Bonds (AGM Insured)
10,000,000	5.000%, 12/15/2016, Series Ac	11,395,900
	Larimer County, Colorado, Poudre School District R-1 General Obligation Improvement Bonds (NATL- RE-IBC Insured)
3,000,000	7.000%, 12/15/2016[c]	3,328,560
	Northwest Parkway Public Highway Authority Revenue Bonds (AMBAC Insured)
4,000,000	5.700%, 6/15/2021, Series Ca,c	4,776,840
	University of Colorado University Enterprise Revenue Bonds
1,250,000	5.375%, 6/1/2032, Series A	1,500,287
9,790,000	5.000%, 6/1/2033	11,405,546

	Total	80,406,481

District of Columbia (0.9%)
	District of Columbia Income Tax Secured Revenue Refunding Bonds
2,325,000	5.000%, 12/1/2017, Series A	2,814,390
5,225,000	5.000%, 12/1/2028, Series C	6,213,831
	District of Columbia Tobacco Settlement Financing Corporation Tobacco Settlement Asset-Backed Bonds
4,995,000	6.250%, 5/15/2024	5,110,384

	Total	14,138,605

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
91

Municipal Bond Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (101.4%)	Value

Florida (4.8%)
	Broward County, Florida Water and Sewer Utility Revenue Bonds
$3,000,000	5.250%, 10/1/2034, Series A	$3,457,170
	CityPlace Community Development District Special Assessment and Revenue Refunding Bonds
500,000	5.000%, 5/1/2017	565,620
2,000,000	5.000%, 5/1/2026	2,255,000
	Florida State Board of Education Public Education Capital Outlay Bonds (NATL-RE-IBC Insured)
90,000	9.125%, 6/1/2014[c]	98,996
	Greater Orlando Aviation Authority Airport Facilities Revenue Bonds
1,500,000	5.000%, 10/1/2039, Series C	1,638,390
	Gulf Breeze, Florida Revenue Refunding Bonds
2,000,000	5.000%, 12/1/2033	2,213,480
	Hillsborough County, Florida Community Investment Tax Refunding Revenue Bonds
4,025,000	5.000%, 11/1/2017, Series B	4,723,981
	Hillsborough County, Florida Industrial Development Authority Pollution Control Revenue Refunding Bonds (Tampa Electric Company)
2,500,000	5.150%, 9/1/2025, Series B	2,617,575
	Leon County Educational Facilities Authority Certificates of Participation (Southgate Residence Hall Project)
1,145,000	8.500%, 9/1/2017[a]	1,573,906
	Miami-Dade County Authority Toll System Revenue Bonds (Florida Expressway)
2,000,000	5.000%, 7/1/2040, Series A	2,182,580
	Miami-Dade County, Florida Aviation Revenue Bonds (Miami International Airport - Hub of the Americas)
7,500,000	5.500%, 10/1/2036, Series B	8,508,525
8,000,000	5.500%, 10/1/2041, Series A	8,855,760
	Miami-Dade County, Florida Public Facilities Revenue Bonds (Jackson Health System) (AGM Insured)
2,000,000	5.625%, 6/1/2034[c]	2,252,140
	Orange County, Florida Health Facilities Authority Hospital Revenue Bonds (Orlando Health, Inc.)
5,000,000	5.125%, 10/1/2026	5,574,150
	Orange County, Florida Health Facilities Authority Hospital Revenue Bonds (Orlando Regional Healthcare System) (NATL-RE Insured)
2,700,000	6.250%, 10/1/2018, Series Ac	3,264,435

Principal Amount	Long-Term Fixed Income (101.4%)	Value

Florida (4.8%) - continued
	Orange County, Orlando Expressway Authority Revenue Bonds
$4,070,000	5.000%, 7/1/2035, Series C	$4,572,279
	Orange County, Orlando Expressway Authority Revenue Bonds (Florida Expressway)
3,600,000	5.000%, 7/1/2030, Series A	4,068,432
	South Miami, Florida Health Facilities Authority Hospital Revenue Bonds (Baptist Health South Florida)
6,000,000	5.000%, 8/15/2032	6,460,740
	St. Johns County Industrial Development Authority Revenue Bonds (Presbyterian Retirement Communities)
6,250,000	5.875%, 8/1/2040, Series A	6,945,687
	Tallahassee, Florida Consolidated Utility Systems Revenue Bonds
4,000,000	5.000%, 10/1/2032	4,514,320

	Total	76,343,166

Georgia (1.5%)
	Atlanta, Georgia Airport General Revenue Bonds
1,000,000	5.000%, 1/1/2033, Series C, AMT	1,115,120
500,000	5.000%, 1/1/2034, Series C, AMT	555,025
500,000	5.000%, 1/1/2037, Series C, AMT	548,745
	Brunswick, Georgia Water and Sewer Revenue Refunding and Improvement Bonds (NATL-RE Insured)
1,500,000	6.100%, 10/1/2019[a,c]	1,864,140
	Burke County Development Authority Pollution Control Revenue Bonds (Oglethorpe Power Corporation Vogtle)
6,000,000	5.700%, 1/1/2043, Series C	6,509,880
	Chatham County Hospital Authority, Savannah, Georgia Hospital Revenue Improvement Bonds (Memorial Health University Medical Center, Inc.)
1,560,000	5.750%, 1/1/2029, Series Aa	1,672,476
	Cherokee County, Georgia Water and Sewerage Authority Water and Sewerage Revenue Bonds (Refunding and Improvements) (NATL-RE Insured)
4,940,000	5.500%, 8/1/2018[c]	5,687,867
	Georgia General Obligation Bonds
3,500,000	5.000%, 8/1/2012, Series D	3,500,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
92

Municipal Bond Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (101.4%)	Value

Georgia (1.5%) - continued
	Milledgeville and Baldwin County Development Authority Revenue Bonds (Georgia College and State University Foundation Property III, LLC Student Housing System)
$2,500,000	5.500%, 9/1/2024[a]	$2,791,675

	Total	24,244,928

Hawaii (2.0%)
	Hawaii Airports System Revenue Bonds
3,040,000	5.250%, 7/1/2030, Series A	3,565,160
	Hawaii State Department of Budget and Finance Special Purpose Senior Living Revenue Refunding Bonds
1,000,000	5.125%, 11/15/2032[e]	1,060,230
1,000,000	5.250%, 11/15/2037[e]	1,053,550
	Hawaii State Harbor System Revenue Bonds
6,000,000	5.250%, 7/1/2030, Series A	6,962,640
	Honolulu City and County, Hawaii General Obligation Bonds (NATL-RE Insured)
1,410,000	5.250%, 3/1/2027, Series Ac	1,445,250
	Honolulu, Hawaii Board of Water Supply Water System Revenue Bonds (NATL-RE Insured)
5,000,000	5.000%, 7/1/2036, Series Ac	5,488,350
	Honolulu, Hawaii General Obligation Bonds (NATL-RE FGIC-TCRS Insured)
2,555,000	6.250%, 4/1/2014, Series Ac	2,805,339
	Honolulu, Hawaii General Obligation Bonds (NATL-RE Insured)
8,590,000	5.250%, 3/1/2027, Series Aa,c	8,839,883

	Total	31,220,402

Illinois (8.7%)
	Broadview, Cook County, Illinois Tax Increment Revenue Bonds
1,000,000	5.375%, 7/1/2015	1,000,810
	Chicago General Obligation Bonds (City Colleges of Chicago Capital Improvement) (NATL-RE FGIC Insured)
10,000,000	Zero Coupon, 1/1/2024[c]	6,471,700
	Chicago Metropolitan Water Reclamation District General Obligation Refunding Bonds
7,280,000	5.250%, 12/1/2032, Series C	9,772,381
	Chicago Tax Increment Allocation Bonds (Near South Redevelopment Project) (ACA Insured)
7,200,000	Zero Coupon, 11/15/2014, Series Ac	6,574,536
	Chicago, Illinois Midway Airport Revenue Bonds
2,000,000	5.000%, 1/1/2034, Series Bb	2,160,680

Principal Amount	Long-Term Fixed Income (101.4%)	Value

Illinois (8.7%) - continued
	Cook County, Illinois Community Consolidated School District No. 15 Limited Tax Capital Appreciation School Bonds (NATL-RE FGIC Insured)
$1,000,000	Zero Coupon, 12/1/2014[a,c]	$948,810
	Cook County, Illinois School District No. 99 (Cicero) General Obligation School Bonds (NATL-RE FGIC Insured)
1,565,000	8.500%, 12/1/2014[c]	1,797,496
1,815,000	8.500%, 12/1/2016[c]	2,292,200
	Illinois Educational Facilities Authority Revenue Bonds (Northwestern University)
4,900,000	5.250%, 11/1/2032[a]	5,668,712
	Illinois Finance Authority Revenue Bonds (DePaul University)
4,000,000	6.000%, 10/1/2032, Series A	4,685,920
	Illinois Finance Authority Revenue Bonds (Rush University Medical Center)
3,000,000	7.250%, 11/1/2038, Series A	3,787,260
	Illinois Finance Authority Revenue Refunding Bonds (Rush University Medical Center) (NATL-RE Insured)
2,000,000	5.250%, 11/1/2035, Series Bc	2,151,680
	Illinois Finance Authority Sales Tax Revenue Bonds
2,000,000	5.000%, 6/15/2028	2,108,220
	Illinois General Obligation Bonds
5,000,000	5.000%, 3/1/2027	5,541,300
5,000,000	5.000%, 9/1/2031, Series A	5,331,150
	Illinois General Obligation Refunding Bonds
9,000,000	5.000%, 8/1/2017	10,286,460
	Illinois Health Facilities Authority Revenue Bonds (Centegra Health System)
2,000,000	5.250%, 9/1/2018	2,003,840
	Illinois Health Facilities Authority Revenue Refunding Bonds (Lutheran General Health System) (AGM-CR Insured)
2,000,000	6.000%, 4/1/2018, Series Cc	2,349,060
	Illinois Health Facilities Authority Revenue Refunding Bonds (Thorek Hospital and Medical Center)
3,490,000	5.250%, 8/15/2018	3,497,050
	Illinois Sales Tax Revenue Bonds (Build Illinois Bonds) (NATL- RE FGIC Insured)
7,975,000	5.750%, 6/15/2018, 2nd Series[c]	9,922,176

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
93

Municipal Bond Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (101.4%)	Value

Illinois (8.7%) - continued
	Joliet Regional Port District, Illinois Marine Terminal Revenue Refunding Bonds (Exxon)
$8,600,000	0.150%, 10/1/2024[b]	$8,600,000
	McHenry and Lake Counties, Illinois, Community High School District No. 157 General Obligation School Bonds (AGM Insured)
3,035,000	9.000%, 12/1/2017[c]	4,052,575
	Metropolitan Pier and Exposition Authority, Illinois Refunding Bonds (McCormick Place Expansion) (NATL-RE FGIC Insured)
885,000	5.500%, 6/15/2015, Series Ac	988,447
17,505,000	Zero Coupon, 6/15/2020, Series Ac	13,531,365
	Metropolitan Pier and Exposition Authority, Illinois Refunding Bonds (McCormick Place Expansion) (NATL-RE Insured)
7,000,000	5.500%, 6/15/2020, Series Bc	8,102,220
3,100,000	Zero Coupon, 6/15/2024, Series Ac	1,955,666
2,000,000	Zero Coupon, 12/15/2024, Series Ac	1,234,460
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Revenue Bonds
6,000,000	5.000%, 6/1/2017	6,856,980
	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois Revenue Bonds (NATL-RE FGIC Insured)
3,000,000	6.700%, 11/1/2021, Series Ac	3,698,700
	University of Illinois Auxiliary Facilities System Revenue Bonds
2,500,000	5.750%, 4/1/2038, Series A	2,836,275

	Total	140,208,129

Indiana (1.8%)
	East Chicago Elementary School Building Corporation, Lake County, Indiana First Mortgage Refunding Bonds
650,000	6.250%, 1/5/2016	676,643
	Indiana Bond Bank Special Program Bonds (Clark Memorial Hospital)
7,000,000	5.500%, 8/1/2029, Series D	7,889,280
	Indiana Finance Authority Hospital Revenue Bonds (Deaconess Hospital)
1,500,000	6.750%, 3/1/2039, Series A	1,781,265

Principal Amount	Long-Term Fixed Income (101.4%)	Value

Indiana (1.8%) - continued
	Indiana Health and Educational Facility Financing Authority Health System Revenue Refunding Bonds (Sisters of St. Francis Health Services, Inc.) (AGM Insured)
$500,000	5.250%, 5/15/2041, Series Ec	$535,735
	Indiana Municipal Power Agency Power Supply System Revenue Bonds
4,155,000	5.000%, 1/1/2042, Series A	4,675,871
	Indiana Transportation Finance Authority Highway Revenue Bonds
190,000	6.800%, 12/1/2016, Series A	213,526
	Indiana Transportation Finance Authority Highway Revenue Bonds (NATL-RE-IBC Insured)
2,210,000	7.250%, 6/1/2015, Series Ac	2,466,404
	Indianapolis Local Public Improvement Bond Bank Bonds (Waterworks)
5,000,000	5.750%, 1/1/2038, Series A	5,690,100
	Knox County, Indiana Economic Development Revenue and Refunding Bonds (Good Samaritan Hospital)
2,850,000	5.000%, 4/1/2037, Series A	3,059,817
1,650,000	5.000%, 4/1/2042, Series A	1,766,028

	Total	28,754,669

Iowa (0.5%)
	Cedar Falls Community School District, Black Hawk County School Infrastructure Sales, Services and Use Tax Revenue Bonds
3,165,000	5.400%, 6/1/2029	3,535,400
	Des Moines, Iowa Airport Authority Revenue Refunding Bonds
1,205,000	5.000%, 6/1/2024, AMT	1,371,350
	Waterloo Iowa Community School District Tax Revenue Refunding Bonds (School Infrastructure Sales, Services, and Use)
3,560,000	5.000%, 7/1/2029, Series A	3,869,257

	Total	8,776,007

Kansas (0.5%)
	Kansas Development Finance Authority Revenue Bonds
3,500,000	5.000%, 5/15/2030, Series S	3,693,550
	Salina, Kansas Hospital Refunding and Improvement Revenue Bonds (Salina Regional Health Center, Inc.)
1,725,000	5.000%, 10/1/2036	1,807,058

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
94

Municipal Bond Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (101.4%)	Value

Kansas (0.5%) - continued
	Sedgwick and Shawnee Counties, Kansas Single Family Mortgage Revenue Bonds (GNMA Collateralized)
$85,000	6.700%, 6/1/2029, Series A-2[c]	$88,720
	Wyandotte County/Kansas City, Kansas Sales Tax Special Obligation Revenue Refunding Bonds (Redevelopment Project Area B)
1,625,000	5.000%, 12/1/2020	1,730,592

	Total	7,319,920

Kentucky (0.9%)
	Kentucky Economic Development Finance Authority Hospital Revenue Bonds (Owensboro Medical Health System, Inc.)
5,880,000	6.375%, 6/1/2040, Series A	6,966,506
	Kentucky Economic Development Finance Authority Revenue Bonds (Louisville Arena Authority, Inc.) (AGM Insured)
1,000,000	6.000%, 12/1/2033, Series A- 1[c]	1,107,920
	Paducah, Kentucky Electric Plant Board Revenue Bonds (AGM Insured)
2,500,000	5.250%, 10/1/2035, Series Ac	2,782,950
	Pikeville, Kentucky Hospital Revenue Bonds (Pikeville Medical Center, Inc.)
3,500,000	6.500%, 3/1/2041	4,141,095

	Total	14,998,471

Louisiana (3.1%)
	Louisiana Public Facilities Authority Revenue Bonds (University of New Orleans Research and Technology Foundation, Inc. - Student Housing) (NATL-RE Insured)
4,745,000	5.250%, 3/1/2031[c]	5,078,336
	Louisiana State Gas and Fuels Tax Revenue Bonds
5,000,000	5.000%, 5/1/2033, Series B	5,894,250
7,000,000	5.000%, 5/1/2045, Series B	7,955,570
	New Orleans, Louisiana General Obligation Refunding Bonds (AMBAC Insured)
6,500,000	Zero Coupon, 9/1/2012[c]	6,449,582
	Regional Transit Authority, Louisiana Sales Tax Revenue Refunding Bonds (NATL-RE FGIC Insured)
2,605,000	8.000%, 12/1/2012, Series Ac,f	2,640,141

Principal Amount	Long-Term Fixed Income (101.4%)	Value

Louisiana (3.1%) - continued
	St. John the Baptist Parish, Louisiana Revenue Bonds (Marathon Oil Corporation)
$15,500,000	5.125%, 6/1/2037, Series A	$16,327,390
	St. Tammany Parish, Louisiana Utilities Revenue Bonds
2,000,000	5.500%, 8/1/2035, Series B	2,279,820
	Tobacco Settlement Financing Corporation Tobacco Settlement Asset-Backed Bonds
2,435,000	5.500%, 5/15/2030, Series 2001B	2,495,802

	Total	49,120,891

Maryland (0.3%)
	Maryland Economic Development Corporation Student Housing Revenue Bonds (University Village at Sheppard Pratt) (ACA Insured)
1,550,000	6.000%, 7/1/2033[c]	1,470,423
	Morgan State University Academic Fees and Auxiliary Facilities Fees Revenue Refunding Bonds (NATL-RE Insured)
2,860,000	6.050%, 7/1/2015[c]	3,055,510

	Total	4,525,933

Massachusetts (5.1%)
	Massachusetts Bay Transportation Authority Sales Tax Revenue Bonds
6,000,000	5.250%, 7/1/2031, Series A	7,999,500
	Massachusetts Bay Transportation Authority Sales Tax Revenue Bonds (NATL-RE Insured)
5,000,000	5.500%, 7/1/2025, Series Bc	6,705,400
	Massachusetts Development Finance Agency Revenue Bonds
3,000,000	5.000%, 7/1/2042, Series J	3,491,460
	Massachusetts General Obligation Bonds (NATL-RE FGIC-TCRS Insured)
4,935,000	5.250%, 1/1/2013, Series Ac	5,037,155
	Massachusetts Health and Educational Facilities Authority Revenue Bonds (Massachusetts Institute of Technology)
15,000,000	5.250%, 7/1/2033, Series L	21,021,600
	Massachusetts Health and Educational Facilities Authority Revenue Bonds (Tufts University)
5,400,000	5.500%, 2/15/2028, Series M	7,407,450
	Massachusetts Port Authority Revenue Bonds
1,000,000	5.000%, 7/1/2037, Series A, AMT	1,109,640
8,300,000	5.000%, 7/1/2042, Series A, AMT	9,173,658

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
95

Municipal Bond Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (101.4%)	Value

Massachusetts (5.1%) - continued
	Massachusetts School Building Authority Sales Tax Refunding Bonds
$10,000,000	5.000%, 8/15/2021, Series Ae	$12,656,800
	Massachusetts Water Pollution Abatement Trust Pool Program Refunding Bonds
5,000,000	5.000%, 8/1/2024	6,548,950

	Total	81,151,613

Michigan (1.9%)
	East Lansing Building Authority, Ingham and Clinton Counties, Michigan Building Authority Bonds (General Obligation Limited Tax)
2,000,000	5.700%, 4/1/2020	2,414,600
	Grand Valley State University General Revenue Bonds
1,000,000	5.750%, 12/1/2034	1,112,930
	Kalamazoo Hospital Finance Authority Hospital Revenue Bonds (AGM Insured)
4,000,000	5.250%, 5/15/2036[c]	4,378,920
	Kalamazoo Hospital Finance Authority Hospital Revenue Refunding Bonds (Bronson Methodist Hospital) (AGM Insured)
3,250,000	5.000%, 5/15/2026, Series Ac	3,540,355
	Kent County, Michigan General Obligation Bonds
2,775,000	5.000%, 1/1/2024, AMT	3,279,856
	Michigan State Hospital Finance Authority Hospital Revenue and Refunding Bonds (Crittenton Hospital Medical Center)
2,750,000	5.500%, 3/1/2022, Series A	2,781,817
	Michigan State Hospital Finance Authority Hospital Revenue and Refunding Bonds (Sisters of Mercy Health Corporation) (NATL-RE Insured)
60,000	5.375%, 8/15/2014, Series Pa,c	61,166
1,940,000	5.375%, 8/15/2014, Series Pa,c	1,977,714
	Michigan State Trunk Line Fund Refunding Bonds (AGM Insured)
5,000,000	5.000%, 11/1/2022[c]	5,393,500

Principal Amount	Long-Term Fixed Income (101.4%)	Value

Michigan (1.9%) - continued
	Rochester Community School District, Oakland and Macomb Counties, Michigan School Building and Site General Obligation Bonds (NATL-RE Q- SBLF Insured)
$4,500,000	5.000%, 5/1/2019[c]	$5,379,030

	Total	30,319,888

Minnesota (3.2%)
	Baytown Township, Minnesota Lease Revenue Bonds (St. Croix Preparatory Academy)
1,000,000	7.000%, 8/1/2038, Series A	1,044,110
	Minneapolis and St. Paul, Minnesota Housing and Redevelopment Authority Health Care Facility Revenue Bonds (HealthPartners)
800,000	6.000%, 12/1/2021	851,512
	Minnesota Agricultural and Economic Development Board Health Care System Revenue Bonds (Fairview Hospital and Healthcare Services) (NATL-RE Insured)
85,000	5.750%, 11/15/2026, Series Ac	85,281
	Minnesota Higher Education Facilities Authority Revenue Bonds
1,575,000	5.250%, 12/1/2035, Series H	1,719,790
	Minnesota Higher Education Facilities Authority Revenue Bonds (College of St. Scholastica, Inc.)
1,800,000	6.300%, 12/1/2040, Series 7J	2,028,924
	Minnesota Higher Education Facilities Authority Revenue Bonds (University of St. Thomas)
530,000	5.250%, 10/1/2019, Series 5- Y	572,925
	North Oaks, Minnesota Senior Housing Revenue Bonds (Presbyterian Homes of North Oaks, Inc.)
2,000,000	6.125%, 10/1/2039	2,126,300
	Northern Municipal Power Agency, Minnesota Electric System Revenue Bonds (AMBAC Insured)
2,000,000	5.000%, 1/1/2026, Series Ac	2,235,440
	Rochester, Minnesota Health Care Facilities Revenue Bonds (Olmsted Medical Center)
1,000,000	5.875%, 7/1/2030	1,096,900
	St. Cloud, Minnesota Health Care Revenue Bonds (CentraCare Health System)
2,000,000	5.125%, 5/1/2030, Series A	2,233,060

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
96

Municipal Bond Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (101.4%)	Value

Minnesota (3.2%) - continued
	St. Louis Park, Minnesota Health Care Facilities Revenue Refunding Bonds (Park Nicollet Health Services)
$2,000,000	5.250%, 7/1/2030, Series Ba	$2,182,860
1,000,000	5.750%, 7/1/2030, Series C	1,130,570
5,500,000	5.750%, 7/1/2039	6,174,740
	St. Paul, Minnesota Housing and Redevelopment Authority Educational Facility Revenue Refunding Bonds (Saint Paul Academy and Summit School)
4,000,000	5.000%, 10/1/2024	4,438,280
	St. Paul, Minnesota Housing and Redevelopment Authority Health Care Facility Revenue Bonds (HealthPartners)
230,000	5.250%, 5/15/2019	250,935
1,500,000	5.250%, 5/15/2036	1,574,250
	Tobacco Securitization Authority Tobacco Settlement Revenue Bonds
5,610,000	5.000%, 3/1/2018, Series B	6,510,068
10,000,000	5.250%, 3/1/2023, Series B	11,897,400
	University of Minnesota Revenue Bonds (State Supported Biomedical Science Research Facilities Funding)
1,655,000	5.000%, 8/1/2030, Series B	2,014,698
	Winona, Minnesota Health Care Facilities Refunding Revenue Bonds (Winona Health Obligated Group)
500,000	5.000%, 7/1/2034	519,655

	Total	50,687,698

Missouri (1.4%)
	Jackson County, Missouri Special Obligation Bonds (Harry S. Truman Sports Complex) (AMBAC Insured)
7,500,000	5.000%, 12/1/2027[c]	7,969,500
	Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds
4,200,000	5.000%, 6/1/2037, Series A	4,436,838
	Missouri State Environmental Improvement and Energy Resources Authority Water Pollution Revenue Bonds
175,000	5.250%, 1/1/2018	177,859
825,000	5.250%, 1/1/2018[a]	842,078
	Missouri State Health and Educational Facilities Authority Health Facilities Revenue Bonds (Barnes-Jewish, Inc./Christian Health Services)
3,000,000	5.250%, 5/15/2014, Series A	3,126,630

Principal Amount	Long-Term Fixed Income (101.4%)	Value

Missouri (1.4%) - continued
	Missouri State Health and Educational Facilities Authority Health Facilities Revenue Bonds (BJC Health System)
$2,500,000	5.000%, 5/15/2020, Series A	$2,741,200
	Missouri State Health and Educational Facilities Authority Health Facilities Revenue Bonds (Lake Regional Health System)
1,500,000	5.600%, 2/15/2025	1,544,340
	St. Louis, Missouri Airport Revenue Refunding Bonds (Lambert-St. Louis International Airport)
900,000	5.000%, 7/1/2016, AMT	995,706
1,000,000	5.000%, 7/1/2032, AMT	1,050,200

	Total	22,884,351

Montana (0.5%)
	Montana Board of Housing Single Family Mortgage Bonds
5,000	6.000%, 6/1/2016, Series A-1	5,005
10,000	6.250%, 6/1/2019, Series A- 2, AMT	10,016
	Montana Facility Finance Authority Hospital Facilities Revenue Bonds (St. Peter’s Hospital)
3,860,000	5.250%, 6/1/2018	4,078,939
	Montana Facility Finance Authority Revenue Bonds (Providence Health & Services)
2,830,000	5.000%, 10/1/2024	3,156,497

	Total	7,250,457

Nebraska (1.6%)
	Douglas County, Nebraska Hospital Authority No. 3 Health Facilities Refunding and Revenue Bonds (Nebraska Methodist Health System)
2,000,000	5.750%, 11/1/2048	2,151,520
	Lincoln, Nebraska Lincoln Electric System Revenue Refunding Bonds
2,500,000	5.000%, 9/1/2037[e]	2,922,525
	Nebraska Public Power District General Revenue Bonds (AMBAC Insured)
2,500,000	5.000%, 1/1/2013, Series Bc	2,548,875
	Omaha, Nebraska Public Power District Electric System Revenue Bonds
5,780,000	5.000%, 2/1/2046, Series A	5,943,458
	University of Nebraska Student Fees and Facilities Revenue Bonds
5,000,000	5.000%, 7/1/2023, Series Ba	5,311,350
1,000,000	5.000%, 7/1/2037	1,150,510

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
97

Municipal Bond Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (101.4%)	Value

Nebraska (1.6%) - continued
	University of Nebraska Student Fees and Facilities Revenue Refunding Bonds
$3,050,000	5.000%, 7/1/2038	$3,563,864
	University of Nebraska Student Housing Revenue Bonds
1,680,000	5.000%, 5/15/2040, Series B	1,902,886

	Total	25,494,988

New Hampshire (0.2%)
	New Hampshire State Turnpike System Revenue Bonds
1,000,000	5.000%, 2/1/2017, Series Be	1,148,080
	New Hampshire State Turnpike System Revenue Refunding Bonds
2,000,000	5.000%, 10/1/2019	2,434,160

	Total	3,582,240

New Jersey (1.3%)
	Hudson County, New Jersey Refunding Certificates of Participation (NATL-RE Insured)
2,000,000	6.250%, 12/1/2015[c]	2,261,220
	New Jersey Educational Facilities Authority Revenue Refunding Bonds (Kean University)
1,000,000	5.500%, 9/1/2036, Series A	1,129,080
	New Jersey General Obligation Bonds (AMBAC Insured)
1,000,000	5.250%, 7/15/2018, Series Lc	1,231,250
	New Jersey Transportation Trust Fund Authority Revenue Bonds
1,500,000	5.000%, 6/15/2026, Series A	1,763,910
	New Jersey Transportation Trust Fund Authority Transportation System Bonds (AGM Insured)
5,000,000	5.500%, 12/15/2016, Series Ac	5,947,150
	New Jersey Turnpike Authority Turnpike Revenue Bonds (AMBAC-TCRS Insured)
260,000	6.500%, 1/1/2016, Series Ca,c	292,009
745,000	6.500%, 1/1/2016, Series Cc	822,539
	New Jersey Turnpike Authority Turnpike Revenue Bonds (AMBAC-TCRS-BNY Insured)
2,860,000	6.500%, 1/1/2016, Series Ca,c	3,212,095
	Ocean County, New Jersey Utilities Authority Wastewater Revenue Bonds (NATL-RE Insured)
3,180,000	5.250%, 1/1/2025[c]	4,224,248

	Total	20,883,501

New Mexico (0.8%)
	Jicarilla, New Mexico Apache Nation Revenue Bonds
3,500,000	5.500%, 9/1/2023, Series A	3,633,525

Principal Amount	Long-Term Fixed Income (101.4%)	Value

New Mexico (0.8%) - continued
	Sandoval County, New Mexico Incentive Payment Refunding Revenue Bonds
$9,000,000	5.000%, 6/1/2020	$9,610,290

	Total	13,243,815

New York (6.7%)
	Metropolitan Transportation Authority State Service Contract Refunding Bonds
5,000,000	5.500%, 7/1/2017, Series A	6,059,600
	Metropolitan Transportation Authority Transit Facilities Service Contract Bonds
250,000	5.750%, 7/1/2013, Series Oa	262,622
	New York City General Obligation Bonds
12,000,000	5.250%, 8/1/2017, Series B	13,152,480
220,000	5.500%, 8/1/2022, Series Aa	231,532
1,530,000	5.500%, 8/1/2022, Series A	1,604,695
5,000,000	4.900%, 12/15/2028, Series F2[b]	5,252,050
	New York City Municipal Water Finance Authority Water and Sewer System Revenue Bonds
5,000,000	5.000%, 6/15/2038, Series A	5,615,600
11,000,000	5.750%, 6/15/2040, Series A	13,218,370
2,000,000	5.375%, 6/15/2043, Series EE	2,349,080
	New York City Transitional Finance Authority Future Tax Secured Bonds
15,000,000	5.000%, 11/1/2033, Series D- 1	17,644,050
	New York City Transitional Finance Authority Future Tax Secured Refunding Bonds
2,540,000	5.375%, 11/15/2021, Series Aa	2,577,795
	New York City Trust for Cultural Resources Refunding Revenue Bonds (The Museum of Modern Art)
2,000,000	5.000%, 4/1/2017, Series A	2,367,420
	New York State Dormitory Authority State Personal Income Tax Revenue Bonds
5,125,000	5.000%, 2/15/2029, Series A	6,048,474
	New York State Dormitory Authority State University Educational Facilities Revenue Bonds
2,000,000	7.500%, 5/15/2013, Series A	2,111,260
5,000,000	5.875%, 5/15/2017, Series A	5,950,000
	New York State Liberty Development Corporation Liberty Revenue Bonds
10,000,000	5.250%, 12/15/2043	11,559,800
	New York State Local Government Assistance Corporation Refunding Bonds (NATL-RE-IBC Insured)
2,000,000	5.250%, 4/1/2016, Series Ec	2,292,460

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
98

Municipal Bond Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (101.4%)	Value

New York (6.7%) - continued
	New York State Urban Development Corporation State Personal Income Tax Revenue Bonds (State Facilities and Equipment)
$3,870,000	5.000%, 3/15/2036, Series B- 1	$4,400,887
	Port Authority of New York and New Jersey Bonds (AGM Insured)
5,000,000	4.750%, 12/15/2022, 131st Series, AMT[c]	5,180,250

	Total	107,878,425

North Carolina (2.5%)
	North Carolina Eastern Municipal Power Agency Power System Revenue Bonds
5,000,000	5.500%, 1/1/2014, Series D	5,337,100
4,000,000	5.375%, 1/1/2017, Series Ca	4,084,840
7,170,000	5.250%, 1/1/2020, Series A	8,435,792
2,580,000	5.000%, 1/1/2021, Series A	3,123,090
2,000,000	5.000%, 1/1/2026, Series B	2,259,040
1,475,000	6.000%, 1/1/2026, Series Aa	2,036,798
	North Carolina Eastern Municipal Power Agency Power System Revenue Refunding Bonds
2,500,000	5.000%, 1/1/2017, Series De	2,859,325
	North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Bonds
3,200,000	5.000%, 1/1/2025, Series A	3,636,608
1,250,000	5.000%, 1/1/2030, Series A	1,389,400
	Raleigh-Durham, North Carolina Airport Authority Revenue Bonds
4,435,000	5.000%, 5/1/2036, Series A	4,981,791
	Wake County Industrial Facilities and Pollution Control Financing Authority Pollution Control Revenue Refunding Bonds (Carolina Power & Light Company)
2,000,000	5.375%, 2/1/2017	2,026,840

	Total	40,170,624

North Dakota (0.7%)
	North Dakota Public Finance Authority Revenue Bonds (State Revolving Fund)
1,495,000	5.000%, 10/1/2031, Series A	1,781,726
	South Central Regional Water District, North Dakota Utility System Revenue Bonds (Refunding and Northern Burleigh County Expansion)
2,945,000	5.650%, 10/1/2029, Series A	3,108,271
	Ward County, North Dakota Health Care Facilities Refunding Revenue Bonds (Trinity)
2,810,000	6.250%, 7/1/2021, Series B	2,815,648

Principal Amount	Long-Term Fixed Income (101.4%)	Value

North Dakota (0.7%) - continued
	Ward County, North Dakota Health Care Facilities Revenue Bonds (Trinity)
$2,895,000	5.125%, 7/1/2025	$3,053,559

	Total	10,759,204

Ohio (2.8%)
	Akron, Ohio Non-Tax Revenue Economic Development Bonds (NATL-RE Insured)
310,000	6.000%, 12/1/2012[a,c]	315,865
	AMP Fremont Energy Center Revenue Bonds
3,000,000	5.000%, 2/15/2037, Series B	3,341,460
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Asset-Backed Bonds
6,455,000	5.125%, 6/1/2024, Series A-2	5,399,866
	Kent State University General Receipts Bonds
350,000	5.000%, 5/1/2017, Series A	409,213
1,500,000	5.000%, 5/1/2037, Series A	1,693,590
	Lucas County, Ohio Health Care System Refunding Revenue Bonds (Sunset Retirement Communities)
1,250,000	5.125%, 8/15/2025	1,357,688
1,750,000	5.500%, 8/15/2030	1,912,382
	Miami University, Ohio General Receipts Revenue and Refunding Bonds
1,600,000	5.000%, 9/1/2036	1,832,080
	Ohio Higher Educational Facility Commission Revenue Bonds (Case Western Reserve University)
2,000,000	6.500%, 10/1/2020, Series B	2,484,620
	Ohio Higher Educational Facility Commission Revenue Bonds (Kenyon College)
4,740,000	5.250%, 7/1/2044	5,195,467
	Ohio Turnpike Commission Turnpike Revenue Refunding Bonds (NATL-RE FGIC Insured)
2,000,000	5.500%, 2/15/2024, Series Ac	2,581,660
10,000,000	5.500%, 2/15/2026, Series Ac	13,090,000
	Port of Greater Cincinnati Development Authority Economic Development Revenue Bonds (Sisters of Mercy of the Americas, Regional Community of Cincinnati)
1,750,000	5.000%, 10/1/2025	1,848,665
	University of Cincinnati General Receipts Bonds (AMBAC Insured)
2,545,000	5.000%, 6/1/2016, Series Da,c	2,760,892

	Total	44,223,448

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
99

Municipal Bond Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (101.4%)	Value

Oklahoma (0.1%)
	Oklahoma Municipal Power Authority Power Supply System Revenue Bonds
$1,500,000	6.000%, 1/1/2038, Series A	$1,702,335
	Oklahoma State Turnpike Authority Revenue Bonds
500,000	5.000%, 1/1/2028, Series A	595,535

	Total	2,297,870

Oregon (0.2%)
	Clackamas County, Oregon Hospital Facility Authority Revenue Bonds (Legacy Health Systems)
300,000	5.500%, 7/15/2035, Series A	335,550
	Salem-Keizer School District No. 24J, Marion and Polk Counties, Oregon General Obligation Bonds
5,000,000	Zero Coupon, 6/15/2028, Series B	3,093,050

	Total	3,428,600

Pennsylvania (2.7%)
	Allegheny County Hospital Development Authority Revenue Bonds (University of Pittsburgh Medical Center)
3,000,000	5.000%, 6/15/2018, Series B	3,570,810
2,000,000	5.625%, 8/15/2039	2,248,320
	Cornwall-Lebanon School District, Lebanon County, Pennsylvania General Obligation Notes (AGM Insured)
2,000,000	Zero Coupon, 3/15/2016[c]	1,887,980
1,520,000	Zero Coupon, 3/15/2017[c]	1,399,950
	Cumberland County, Pennsylvania Municipal Authority Revenue Bonds (Diakon Lutheran Social Ministries)
2,750,000	5.000%, 1/1/2027	2,848,835
2,000,000	6.125%, 1/1/2029	2,206,080
2,000,000	5.000%, 1/1/2036	2,021,980
	Lancaster County Hospital Authority Hospital Revenue Bonds (Lancaster General Hospital)
2,000,000	5.500%, 3/15/2026[a]	2,112,600
	Lycoming County Authority Health System Revenue Bonds (Susquehanna Health System)
6,795,000	5.750%, 7/1/2039, Series A	7,446,437
	Pennsylvania Turnpike Commission Turnpike Revenue Bonds (AGM Insured)
8,000,000	Zero Coupon, 6/1/2033, Series Cc,d	8,336,880
5,000,000	6.250%, 6/1/2038, Series Cc	5,856,850

Principal Amount	Long-Term Fixed Income (101.4%)	Value

Pennsylvania (2.7%) - continued
	Philadelphia Authority for Industrial Development Revenue Bonds (Please Touch Museum)
$2,000,000	5.250%, 9/1/2026	$1,917,320
	York County, Pennsylvania Solid Waste and Refuse Authority Solid Waste System Refunding Revenue Bonds (NATL-RE FGIC Insured)
1,000,000	5.500%, 12/1/2012[c]	1,015,210

	Total	42,869,252

Puerto Rico (1.2%)
	Puerto Rico Electric Power Authority Power Revenue Bonds
10,000,000	5.250%, 7/1/2040, Series XX	10,406,400
	Puerto Rico Industrial, Tourist, Educational, Medical, and Environmental Control Facilities Financing Authority Cogeneration Facility Revenue Bonds (AES Puerto Rico)
7,655,000	6.625%, 6/1/2026, AMT	7,658,981
	Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue Bonds
1,000,000	5.000%, 8/1/2022, Series C	1,202,940

	Total	19,268,321

South Carolina (1.5%)
	Greenwood County, South Carolina Hospital Facilities Refunding Revenue Bonds (Self Regional Healthcare)
1,120,000	5.000%, 10/1/2024, Series B	1,278,357
2,890,000	5.000%, 10/1/2031, Series B	3,205,097
	Greenwood County, South Carolina Hospital Facilities Revenue Bonds (Self Regional Healthcare)
2,250,000	5.375%, 10/1/2039	2,461,387
	Piedmont, South Carolina Municipal Power Agency Electric Revenue Bonds (NATL- RE FGIC Insured)
4,000,000	6.250%, 1/1/2021[c]	5,173,600
	South Carolina Jobs-Economic Development Authority Hospital Refunding and Improvement Revenue Bonds (Palmetto Health Alliance)
605,000	6.875%, 8/1/2027, Series Ca	643,901
4,895,000	6.875%, 8/1/2027, Series Ca	5,209,749
	South Carolina Public Service Authority Revenue Obligations (Santee Cooper)
3,710,000	5.500%, 1/1/2038, Series A	4,404,104

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
100

Municipal Bond Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (101.4%)	Value

South Carolina (1.5%) - continued
	Spartanburg, South Carolina Water System Revenue Bonds (FGIC Insured)
$2,000,000	5.250%, 6/1/2028[a,c]	$2,178,760

	Total	24,554,955

South Dakota (0.9%)
	South Dakota Educational Enhancement Funding Corporation Tobacco Settlement Asset-Backed Bonds
5,000,000	6.500%, 6/1/2032, Series B	5,186,500
	South Dakota Health and Educational Facilities Authority Revenue Bonds (Prairie Lakes Health Care System)
1,170,000	5.625%, 4/1/2032[a]	1,211,827
	South Dakota Health and Educational Facilities Authority Revenue Bonds (Regional Health)
1,000,000	5.000%, 9/1/2023	1,127,210
820,000	5.000%, 9/1/2025	913,808
	South Dakota Health and Educational Facilities Authority Revenue Bonds (Sanford Health)
5,000,000	5.000%, 11/1/2040	5,289,100
1,250,000	5.500%, 11/1/2040	1,398,500

	Total	15,126,945

Tennessee (0.8%)
	Jackson, Tennessee Hospital Revenue Refunding and Improvement Bonds (Jackson- Madison County General Hospital)
2,000,000	5.625%, 4/1/2038	2,229,480
3,450,000	5.750%, 4/1/2041	3,864,138
	Memphis-Shelby County Airport Authority Special Facilities Revenue Refunding Bonds (Federal Express Corporation)
4,500,000	5.050%, 9/1/2012	4,501,397
2,000,000	5.350%, 9/1/2012	2,000,537
	Metropolitan Government of Nashville and Davidson County, Tennessee Health and Educational Facilities Board Revenue Bonds (Belmont University)
600,000	5.000%, 11/1/2030	652,722

	Total	13,248,274

Texas (11.9%)
	Alliance Airport Authority, Inc. Special Facilities Revenue Refunding Bonds (Federal Express Corporation)
10,285,000	4.850%, 4/1/2021, AMT	11,080,339

Principal Amount	Long-Term Fixed Income (101.4%)	Value

Texas (11.9%) - continued
	Amarillo Health Facilities Corporation Hospital Revenue Bonds (Baptist St. Anthony’s Hospital Corporation) (AGM Insured)
$2,000,000	5.500%, 1/1/2017[c]	$2,157,040
	Austin, Texas Combined Utility Systems Revenue Refunding Bonds (NATL-RE FGIC-TCRS Insured)
885,000	6.000%, 11/15/2013[c]	898,222
	Bexar County Housing Finance Corporation Multifamily Housing Revenue Bonds (Dymaxion and Marbach Park Apartments) (NATL-RE Insured)
1,930,000	6.000%, 8/1/2023, Series Ac	1,930,946
	Clifton Higher Education Finance Corporation Education Revenue Bonds (Uplift Education)
4,000,000	6.250%, 12/1/2045, Series A	4,514,000
	Dallas and Fort Worth, Texas Joint Revenue Improvement and Refunding Bonds (Dallas/Fort Worth International Airport)
12,500,000	5.000%, 11/1/2038, Series D, AMT[e]	13,527,625
	Dallas and Fort Worth, Texas Joint Revenue Improvement and Refunding Bonds (Dallas/Fort Worth International Airport) (NATL- RE Insured)
1,000,000	5.500%, 11/1/2016, Series A, AMT[c]	1,010,090
500,000	5.500%, 11/1/2017, Series A, AMT[c]	504,770
	Dallas Independent School District, Dallas County, Texas Unlimited Tax School Building Bonds (PSF-GTD Insured)
10,000,000	6.375%, 2/15/2034[c]	12,476,800
	Deer Park Independent School District, Harris County, Texas School Building Refunding Bonds (PSF-GTD Insured)
1,375,000	5.000%, 2/15/2013[c]	1,410,159
	Denton, Texas Utility System Revenue Bonds (AGM Insured) 5.250%, 12/1/2015,
3,210,000	Series Aa,c	3,263,414
	Gulf Coast Waste Disposal Authority, Texas Pollution Control Revenue Refunding Bonds (Exxon)
1,600,000	0.150%, 6/1/2020[b]	1,600,000
7,450,000	0.150%, 10/1/2024[b]	7,450,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
101

Municipal Bond Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (101.4%)	Value

Texas (11.9%) - continued
	Harris County Health Facilities Development Corporation Hospital Revenue Refunding Bonds (Memorial Hermann Healthcare System)
$2,000,000	7.250%, 12/1/2035, Series B	$2,499,540
	Harris County, Texas General Obligation and Revenue Refunding Bonds (NATL-RE Insured)
7,000,000	Zero Coupon, 8/15/2024[c]	5,253,150
	Harris County, Texas Industrial Development Corporation Pollution Control Revenue Bonds
8,000,000	0.150%, 3/1/2024[b]	8,000,000
	Harris County, Texas Toll Road Revenue and Refunding Bonds
6,500,000	5.250%, 8/15/2047, Series B	7,173,270
	Houston, Texas Water and Sewer System Revenue Refunding Bonds (AGM Insured)
10,000,000	5.750%, 12/1/2032, Series Aa,c	14,867,700
	Lewisville Independent School District, Denton County, Texas Unlimited Tax School Building and Refunding Bonds (PSF- GTD Insured)
5,315,000	Zero Coupon, 8/15/2019[c]	4,728,277
	Lower Colorado River Authority, Texas Unrefunded Balance Revenue Bonds (AGM Insured)
215,000	5.875%, 5/15/2015, Series Ac	215,862
	North East Independent School District, Bexar County, Texas Unlimited Tax Refunding Bonds (PSF-GTD Insured)
5,000,000	5.250%, 2/1/2028[c]	6,696,150
2,000,000	5.250%, 2/1/2029[c]	2,684,800
	North Texas Education Finance Corporation Education Revenue Bonds (Uplift Education)
2,500,000	5.125%, 12/1/2042, Series A	2,626,900
	North Texas Health Facilities Development Corporation Hospital Revenue Bonds (United Regional Healthcare System, Inc.)
2,600,000	6.000%, 9/1/2023[a]	2,755,246
	North Texas Tollway Authority System Revenue Refunding Bonds
15,000,000	5.000%, 9/1/2030, Series D	17,471,850
1,000,000	5.625%, 1/1/2033, Series A	1,108,050
5,000,000	5.000%, 1/1/2042, Series Be	5,410,950
	North Texas Tollway Authority System Revenue Refunding Bonds (AGM Insured)
5,000,000	Zero Coupon, 1/1/2028, Series Dc	2,667,000

Principal Amount	Long-Term Fixed Income (101.4%)	Value

Texas (11.9%) - continued
	Pharr, Texas Higher Education Finance Authority Education Revenue Bonds (IDEA Public Schools)
$2,500,000	6.250%, 8/15/2029, Series A	$2,820,625
2,000,000	6.500%, 8/15/2039, Series A	2,263,280
	Ridge Parc Development Corporation Multifamily Housing Revenue Bonds (GNMA Collateralized)
1,000,000	6.100%, 6/20/2033[c]	1,051,360
2,795,000	6.150%, 11/20/2041[c]	2,938,132
	San Juan, Texas Higher Education Finance Authority Education Revenue Bonds (IDEA Public Schools)
2,000,000	6.700%, 8/15/2040, Series A	2,320,160
	San Leanna Education Facilities Corporation Higher Education Revenue Bonds (Saint Edward’s University)
1,160,000	5.125%, 6/1/2024	1,250,492
1,000,000	5.125%, 6/1/2027	1,063,790
	Socorro, Texas Independent School District General Obligation Refunding Bonds (School Building) (PSF-GTD Insured)
2,000,000	5.000%, 8/15/2034[c]	2,317,680
	Southeast Texas Housing Finance Corporation Single Family Mortgage Revenue Bonds (NATL-RE Insured)
11,615,000	Zero Coupon, 9/1/2017[a,c]	11,024,610
	Southwest Higher Education Authority, Inc. Higher Education Revenue Bonds (Southern Methodist University)
1,500,000	5.000%, 10/1/2041	1,693,665
	Tarrant County College District, Texas General Obligation Refunding Bonds
1,410,000	5.375%, 2/15/2013	1,449,254
	Tarrant County Cultural Education Facilities Finance Corporation Hospital Revenue Bonds (Hendrick Medical Center) (AGM Insured)
1,250,000	5.250%, 9/1/2026, Series Bc	1,420,437
2,000,000	5.250%, 9/1/2027, Series Bc	2,261,840
1,000,000	5.250%, 9/1/2028, Series Bc	1,125,520
	Tarrant County Cultural Education Facilities Finance Corporation Refunding Revenue Bonds (Texas Health Resources System)
2,000,000	5.000%, 2/15/2023, Series A	2,246,780
	Texas College Student Loan General Obligation Bonds
1,900,000	5.000%, 8/1/2017, AMT	2,242,931

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
102

Municipal Bond Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (101.4%)	Value

Texas (11.9%) - continued
	Westlake, Texas Certificates of Obligation
$315,000	6.500%, 5/1/2013	$329,339
350,000	6.500%, 5/1/2015[a]	387,660
335,000	6.500%, 5/1/2017[a]	371,046
1,650,000	5.750%, 5/1/2024[a]	1,806,024
2,000,000	5.800%, 5/1/2032[a]	2,190,860

	Total	190,557,635

Utah (0.7%)
	Riverton, Utah Hospital Revenue Bonds (IHC Health Services, Inc.)
3,000,000	5.000%, 8/15/2041	3,315,780
	Utah Associated Municipal Power Systems Revenue and Refunding Bonds (Central-St. George Transmission)
6,000,000	5.250%, 12/1/2027	6,755,760
	Utah State Charter School Finance Authority Charter School Revenue Bonds (North Davis Preparatory)
1,000,000	6.250%, 7/15/2030	1,048,390

	Total	11,119,930

Virginia (1.3%)
	Fairfax County, Virginia Industrial Development Authority Health Care Revenue Bonds (Inova Health System)
1,000,000	5.000%, 5/15/2025, Series C	1,161,830
	Fairfax County, Virginia Industrial Development Authority Hospital Revenue Refunding Bonds (Inova Health System Hospitals)
2,500,000	5.250%, 8/15/2019	2,893,375
	Virginia Commonwealth Transportation Board Revenue Bonds
10,000,000	5.000%, 5/15/2034	11,651,300
	Virginia Port Authority Port Facilities Revenue Refunding Bonds
2,000,000	5.000%, 7/1/2040	2,228,140
	Virginia Small Business Financing Authority Revenue Bonds (Elizabeth River Crossings Opco, LLC)
2,000,000	6.000%, 1/1/2037, AMT	2,273,680

	Total	20,208,325

Washington (3.6%)
	Franklin County, Washington, Pasco School District No. 1 Unlimited Tax General Obligation Bonds (NATL-RE Insured)
6,000,000	5.250%, 12/1/2022[a,c]	7,076,640

Principal Amount	Long-Term Fixed Income (101.4%)	Value

Washington (3.6%) - continued
	FYI Properties Lease Revenue Bonds (State of Washington DIS)
$2,500,000	5.500%, 6/1/2034	$2,835,275
	King County, Washington Limited Tax General Obligation Bonds
1,000,000	5.125%, 1/1/2033	1,150,110
	Tobacco Settlement Authority Tobacco Settlement Asset- Backed Bonds
6,890,000	6.500%, 6/1/2026	7,182,687
	Washington Economic Development Finance Authority Lease Revenue Bonds (Washington Biomedical Research Properties II) (NATL-RE Insured)
5,620,000	5.000%, 6/1/2030[c]	6,026,720
	Washington General Obligation Bonds
665,000	5.750%, 10/1/2012, Series 93A	670,998
10,000	5.750%, 10/1/2012, Series 93Aa	10,090
3,200,000	6.750%, 2/1/2015, Series A	3,404,800
	Washington General Obligation Bonds (AGM Insured)
5,000,000	5.000%, 7/1/2021, Series 2007Ac	5,763,100
	Washington Health Care Facilities Authority Revenue Bonds
2,500,000	5.250%, 12/1/2030	2,710,125
5,000,000	5.250%, 10/1/2032, Series A	5,629,800
	Washington Health Care Facilities Authority Revenue Bonds (Kadlec Medical Center) (AGM Insured)
1,000,000	5.000%, 12/1/2030, Series Ac	1,051,500
	Washington Health Care Facilities Authority Revenue Bonds (Seattle Cancer Care Alliance)
5,000,000	7.375%, 3/1/2038	6,209,100
	Washington Higher Education Facilities Authority Refunding Revenue Bonds (Gonzaga University)
5,325,000	5.000%, 4/1/2029, Series B	5,785,772
	Washington Higher Education Facilities Authority Revenue and Refunding Revenue Bonds (Whitworth University)
1,290,000	5.875%, 10/1/2034	1,441,794
1,000,000	5.625%, 10/1/2040	1,087,930

	Total	58,036,441

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
103

Municipal Bond Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (101.4%)	Value

Wisconsin (1.1%)
	Kaukauna, Wisconsin Electric System Revenue Bonds (AGM Insured)
$3,000,000	5.000%, 12/15/2035, Series Ac	$3,302,310
	Monroe, Wisconsin Redevelopment Authority Development Revenue Bonds (Monroe Clinic, Inc.)
3,500,000	5.875%, 2/15/2039	3,927,385
	Wisconsin Health and Educational Facilities Authority Revenue Bonds (Blood Center of Southeastern Wisconsin, Inc.)
2,000,000	5.750%, 6/1/2034	2,116,080
	Wisconsin Health and Educational Facilities Authority Revenue Bonds (Thedacare, Inc.)
5,300,000	5.500%, 12/15/2038, Series A	5,924,499
	Wisconsin Health and Educational Facilities Authority Revenue Bonds (Watertown Memorial Hospital, Inc.) (Radian Insured)
2,000,000	5.500%, 8/15/2029[c]	2,001,840
	Wisconsin Health and Educational Facilities Authority Revenue Refunding Bonds (Marquette University)
1,000,000	5.000%, 10/1/2033, Series B- 1	1,102,360

	Total	18,374,474

Wyoming (1.5%)
	Kemmerer, Wyoming Pollution Control Revenue Bonds (Exxon)
4,800,000	0.150%, 11/1/2014[b]	4,800,000
	Lincoln County, Wyoming Pollution Control Revenue Bonds (Exxon)
985,000	0.150%, 11/1/2014, Series Db	985,000
5,025,000	0.150%, 11/1/2014, Series Bb	5,025,000
2,885,000	0.150%, 11/1/2014, Series Cb	2,885,000
	Wyoming Municipal Power Agency Power Supply System Revenue Bonds
3,270,000	5.375%, 1/1/2042, Series A	3,552,953
	Wyoming State Farm Loan Board Capital Facilities Refunding Revenue Bonds
5,825,000	5.750%, 10/1/2020	6,781,232

	Total	24,029,185

	Total Long-Term Fixed Income (cost $1,465,594,401)	1,624,996,819

Principal Amount	Short-Term Investments (0.2%)[g]	Value

	Federal Home Loan Bank Discount Notes
$2,500,000	0.080%, 8/16/2012[h]	$2,499,917

	Total Short-Term Investments (at amortized cost)	2,499,917

	Total Investments (cost $1,468,094,318) 101.6%	$1,627,496,736

	Other Assets and Liabilities, Net -1.5%	(24,409,936)

	Total Net Assets 100.0%	$1,603,086,800

a	Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited into an irrevocable escrow account and is used to purchase U.S. Treasury securities or government agency securities with maturing principal and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2012.
c	To reduce certain risks associated with securities issued by municipalities, which may include but are not limited to economic development in a specific industry or municipality, the principal and/or interest payments are guaranteed by the bond insurance company or government agency identified.
d	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 31, 2012.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Municipal Bond Fund owned as of July 31, 2012.

Security	Acquisition Date	Cost
Regional Transit Authority, Louisiana Sales Tax Revenue Refunding Bonds (NATL-RE FGIC Insured)	1/21/2000	$2,623,266

g	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

    Definitions:

ACA	-	American Capital Access Holding, Ltd.
AGM	-	Assured Guaranty Municipal Corporation
AMBAC	-	American Municipal Bond Insurance Corporation
AMT	-	Subject to Alternative Minimum Tax
BNY	-	The Bank of New York Mellon Corporation
CR	-	Custodial Receipts

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
104

Municipal Bond Fund

Schedule of Investments as of July 31, 2012

(unaudited)

FGIC	-	Financial Guaranty Insurance Company
FHA	-	Federal Housing Administration
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance, Inc.
GNMA	-	Government National Mortgage Association
IBC	-	Insured Bond Certificate
NATL-RE	-	National Public Finance Guarantee Corporation
PSF-GTD	-	Public School Fund Guaranteed
Q-SBLF	-	Qualified School Bond Loan Fund
Radian	-	Radian Guaranty, Inc.
TCRS	-	Temporary Custodial Receipts
VA MTGS	-	Department of Veterans’ Affairs - Mortgages
XLCA	-	XL Capital Assurance

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$160,199,901
Gross unrealized depreciation	(797,483)

Net unrealized appreciation (depreciation)	$159,402,418

Cost for federal income tax purposes	$1,468,094,318

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2012, in valuing Municipal Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Education	183,685,479	–	183,685,479	–
Electric Revenue	81,430,473	–	81,430,473	–
Escrowed/Pre-refunded	133,553,410	–	133,553,410	–
General Obligation	270,791,553	–	270,791,553	–
Health Care	213,209,989	–	213,209,989	–
Housing Finance	10,488,655	–	10,488,655	–
Industrial Development Revenue	74,668,302	–	74,668,302	–
Other Revenue	276,218,393	–	276,218,393	–
Tax Revenue	77,553,939	–	77,553,939	–
Transportation	224,315,791	–	224,315,791	–
Water & Sewer	79,080,835	–	79,080,835	–
Short-Term Investments	2,499,917	–	2,499,917	–

Total	$1,627,496,736	$–	$1,627,496,736	$–

There were no significant transfers between the Levels during the period ended July 31, 2012. Transfers between the levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
105

Income Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Bank Loans (2.7%)[a]	Value

Basic Materials (0.2%)
	Arch Coal, Inc., Term Loan
$895,000	5.750%, 5/1/2018	$877,476
	Ineos US Finance, LLC, Term Loan
897,750	6.500%, 5/4/2018	879,050

	Total	1,756,526

Communications Services (0.8%)
	Atlantic Broadband Finance, LLC, Term Loan
900,000	5.250%, 3/20/2019	900,900
	Charter Communications Operating, LLC, Term Loan
528,675	4.000%, 3/28/2019	527,639
	Clear Channel Communications, Term Loan
900,000	3.896%, 1/29/2016	680,814
	Cumulus Media Holdings, Inc., Term Loan
892,967	5.750%, 9/16/2018	895,361
	Lawson Software, Inc., Term Loan
897,750	4.340%, 3/16/2018[b,c]	904,923
	Toys R Us, Inc., Term Loan
875,000	5.250%, 5/25/2018	813,750
	Univision Communications, Inc., Term Loan
720,000	2.246%, 9/29/2014	705,002
	WideOpenWest Finance, LLC, Term Loan
900,000	3.125%, 7/12/2018[b,c]	890,325
	Zayo Group, LLC, Term Loan
900,000	6.639%, 6/14/2019[b,c]	909,567

	Total	7,228,281

Consumer Cyclical (0.3%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
881,100	5.500%, 2/28/2017	878,677
	Chrysler Group, LLC, Term Loan
1,425,600	6.000%, 5/24/2017	1,446,984

	Total	2,325,661

Consumer Non-Cyclical (0.5%)
	Bausch & Lomb, Inc., Term Loan
900,000	5.250%, 4/17/2019	899,019
	CHS/Community Health Systems, Inc., Term Loan
900,000	3.967%, 1/25/2017	893,862
	Dole Food Company, Term Loan
125,785	5.038%, 7/13/2018[b,c]	125,785
	Michael Foods, Inc., Term Loan
720,357	4.250%, 2/25/2018	718,110
	Roundy’s Supermarkets, Inc., Term Loan
897,750	5.750%, 2/13/2019	888,772
	Solvest, Ltd., Term Loan
225,089	5.023%, 7/13/2018[b,c]	225,089
	Visant Corporation, Term Loan
710,000	5.250%, 12/22/2016	687,372

	Total	4,438,009

Principal Amount	Bank Loans (2.7%)[a]	Value

Energy (0.1%)
	Chesapeake Energy Corporation, Term Loan
$900,000	8.500%, 12/2/2017	$897,381

	Total	897,381

Financials (0.1%)
	Nuveen Investments, Inc., Term Loan
900,000	5.956%, 5/13/2017	895,689

	Total	895,689

Technology (0.4%)
	First Data Corporation Extended, Term Loan
900,000	4.247%, 3/26/2018	837,000
	Freescale Semiconductor, Term Loan
939,430	4.495%, 12/1/2016	881,655
	Intelsat Jackson Holdings SA, Term Loan
1,096,125	5.250%, 4/2/2018	1,096,399
	Syniverse Holdings, Inc., Term Loan
360,000	5.000%, 4/10/2019[b,c]	358,650

	Total	3,173,704

Transportation (0.2%)
	Delta Air Lines, Inc., Term Loan
1,435,500	5.500%, 4/20/2017	1,436,849

	Total	1,436,849

Utilities (0.1%)
	NGPL PipeCo, LLC, Term Loan
900,000	6.750%, 5/15/2017	887,436

	Total	887,436

	Total Bank Loans (cost $23,076,579)	23,039,536

Principal Amount	Long-Term Fixed Income (93.7%)	Value

Asset-Backed Securities (0.8%)
	Carrington Mortgage Loan Trust
1,100,000	0.396%, 8/25/2036[d]	375,037
	First Horizon ABS Trust
1,062,679	0.406%, 10/25/2034[d,e]	749,838
	GMAC Mortgage Corporation Loan Trust
2,674,978	0.426%, 8/25/2035[d,e]	1,786,249
2,939,688	0.426%, 12/25/2036[d,e]	2,093,116
	IndyMac Seconds Asset-Backed Trust
1,499,039	0.416%, 10/25/2036[d,e]	267,087
	Renaissance Home Equity Loan Trust
1,980,477	5.746%, 5/25/2036	1,251,780
1,400,000	6.011%, 5/25/2036	785,725

	Total	7,308,832

Basic Materials (4.2%)
	AbitibiBowater, Inc.
1,148,000	10.250%, 10/15/2018	1,288,630

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
106

Income Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (93.7%)	Value

Basic Materials (4.2%) - continued
	Alcoa, Inc.
$1,430,000	5.720%, 2/23/2019	$1,531,403
1,000,000	6.750%, 1/15/2028	1,077,958
	ArcelorMittal
1,500,000	9.000%, 2/15/2015	1,693,640
2,250,000	5.250%, 8/5/2020	2,175,278
880,000	6.750%, 3/1/2041	820,186
	Arch Coal, Inc.
1,035,000	7.000%, 6/15/2019[f]	903,037
	CF Industries, Inc.
1,670,000	6.875%, 5/1/2018	2,020,700
	Dow Chemical Company
2,150,000	4.250%, 11/15/2020	2,397,489
880,000	5.250%, 11/15/2041	1,025,284
	FMG Resources Property, Ltd.
1,110,000	7.000%, 11/1/2015[f,g]	1,137,750
	Freeport-McMoRan Copper & Gold, Inc.
2,460,000	3.550%, 3/1/2022	2,483,402
	Georgia-Pacific, LLC
1,310,000	5.400%, 11/1/2020[g]	1,544,423
	International Paper Company
1,500,000	7.500%, 8/15/2021	1,955,801
750,000	7.300%, 11/15/2039	986,166
	LyondellBasell Industries NV
1,600,000	5.000%, 4/15/2019	1,736,000
180,000	6.000%, 11/15/2021	207,000
	NOVA Chemicals Corporation
750,000	8.625%, 11/1/2019	858,750
	Novelis, Inc.
1,080,000	8.375%, 12/15/2017	1,182,600
	Rio Tinto Finance USA, Ltd.
1,965,000	6.500%, 7/15/2018	2,452,727
	Rock-Tenn Company
950,000	4.450%, 3/1/2019[g]	1,003,392
	Teck Resources, Ltd.
827,000	10.250%, 5/15/2016	913,835
700,000	2.500%, 2/1/2018[c]	701,536
1,050,000	3.750%, 2/1/2023[c]	1,041,021
	Vale Overseas, Ltd.
1,075,000	6.875%, 11/10/2039[f]	1,305,137
	Weyerhaeuser Company
1,430,000	7.375%, 3/15/2032	1,678,646

	Total	36,121,791

Capital Goods (2.6%)
	BAE Systems plc
2,120,000	4.750%, 10/11/2021[g]	2,314,404
	Boeing Capital Corporation
900,000	2.125%, 8/15/2016	945,146
	Bombardier, Inc.
1,060,000	5.750%, 3/15/2022[g]	1,065,300
	Case New Holland, Inc.
750,000	7.750%, 9/1/2013	796,875
865,000	7.875%, 12/1/2017	1,014,212
	CNH Capital, LLC
250,000	6.250%, 11/1/2016[g]	269,375
	CRH America, Inc.
1,000,000	4.125%, 1/15/2016	1,029,313
1,100,000	8.125%, 7/15/2018	1,327,957
	John Deere Capital Corporation
1,700,000	5.350%, 4/3/2018	2,039,209

Principal Amount	Long-Term Fixed Income (93.7%)	Value

Capital Goods (2.6%) - continued
	Masco Corporation
$875,000	5.950%, 3/15/2022	$914,675
	Republic Services, Inc.
370,000	5.500%, 9/15/2019	435,610
900,000	5.000%, 3/1/2020	1,031,682
1,300,000	5.250%, 11/15/2021	1,548,186
	Reynolds Group Issuer, Inc.
1,060,000	9.875%, 8/15/2019[g]	1,123,600
	Sealed Air Corporation
710,000	8.375%, 9/15/2021[g]	809,400
	Textron, Inc.
1,500,000	6.200%, 3/15/2015	1,650,906
1,430,000	5.600%, 12/1/2017	1,585,952
	United Technologies Corporation
1,070,000	1.800%, 6/1/2017	1,111,423
355,000	3.100%, 6/1/2022	381,790
	UR Financing Escrow Corporation
700,000	5.750%, 7/15/2018[g]	731,500

	Total	22,126,515

Collateralized Mortgage Obligations (0.9%)
	Bear Stearns Mortgage Funding Trust
441,789	0.526%, 8/25/2036[d]	125,750
	CitiMortgage Alternative Loan Trust
1,708,939	5.750%, 4/25/2037	1,234,004
	Countrywide Alternative Loan Trust
2,383,724	6.000%, 1/25/2037	1,774,914
	HomeBanc Mortgage Trust
1,715,119	2.586%, 4/25/2037[d]	1,150,984
	Wachovia Mortgage Loan Trust, LLC
1,908,061	2.889%, 5/20/2036	1,387,156
	WaMu Mortgage Pass-Through Certificates
1,294,185	0.536%, 10/25/2045[d]	1,100,218
	Washington Mutual Alternative Mortgage Pass-Through Certificates
3,188,034	0.897%, 2/25/2047[d]	1,546,837

	Total	8,319,863

Commercial Mortgage-Backed Securities (2.1%)
	Bear Stearns Commercial Mortgage Securities, Inc.
761,675	0.399%, 3/15/2022[d,g]	748,601
2,500,000	5.331%, 2/11/2044	2,712,905
	Citigroup/Deutsche Bank Commercial Mortgage
1,300,000	5.322%, 12/11/2049	1,458,209
	Commercial Mortgage Pass- Through Certificates
4,000,000	0.379%, 12/15/2020[d,g]	3,630,984
	Credit Suisse First Boston Mortgage Securities
1,800,000	5.542%, 1/15/2049	1,974,411
	Credit Suisse Mortgage Capital Certificates
1,612,239	0.419%, 10/15/2021[d,g]	1,549,135

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
107

Income Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (93.7%)	Value

Commercial Mortgage-Backed Securities (2.1%) - continued
$2,500,000	5.467%, 9/15/2039	$2,796,123
	Wachovia Bank Commercial Mortgage Trust
3,400,000	0.369%, 9/15/2021[d,h]	3,163,013

	Total	18,033,381

Communications Services (8.8%)
	Alltel Corporation
2,350,000	7.000%, 3/15/2016	2,818,282
	America Movil SAB de CV
2,200,000	5.000%, 3/30/2020	2,557,797
900,000	3.125%, 7/16/2022	926,036
	American Tower Corporation
750,000	4.500%, 1/15/2018	804,331
	AT&T, Inc.
1,400,000	4.450%, 5/15/2021	1,635,683
1,245,000	5.550%, 8/15/2041	1,582,213
	Cablevision Systems Corporation
700,000	8.625%, 9/15/2017	799,750
	CBS Corporation
1,780,000	1.950%, 7/1/2017	1,813,783
700,000	7.875%, 9/1/2023	906,426
	CCO Holdings, LLC
1,120,000	7.250%, 10/30/2017	1,230,600
720,000	7.000%, 1/15/2019	790,200
	Cellco Partnership/Verizon Wireless Capital, LLC
1,400,000	8.500%, 11/15/2018	1,950,099
	CenturyLink, Inc.
1,480,000	5.150%, 6/15/2017	1,558,064
2,400,000	5.800%, 3/15/2022	2,546,899
	Clear Channel Worldwide Holdings, Inc.
1,830,000	9.250%, 12/15/2017	1,976,400
	Comcast Corporation
1,100,000	6.300%, 11/15/2017	1,351,676
1,100,000	5.700%, 5/15/2018	1,322,731
1,430,000	3.125%, 7/15/2022	1,496,695
1,300,000	6.400%, 5/15/2038	1,693,597
	Cox Communications, Inc.
1,100,000	9.375%, 1/15/2019[g]	1,510,764
1,500,000	8.375%, 3/1/2039[g]	2,257,803
	Crown Castle Towers, LLC
2,950,000	4.174%, 8/15/2017[g]	3,133,366
	DIRECTV Holdings, LLC
2,125,000	5.000%, 3/1/2021	2,433,903
1,095,000	3.800%, 3/15/2022	1,157,354
	Discovery Communications, LLC
1,080,000	4.375%, 6/15/2021	1,214,514
535,000	3.300%, 5/15/2022	556,808
	Dish DBS Corporation
1,055,000	6.750%, 6/1/2021	1,153,906
	Hughes Satellite Systems Corporation
1,780,000	6.500%, 6/15/2019	1,913,500
	Intelsat Jackson Holdings SA
710,000	7.250%, 4/1/2019	758,812
1,100,000	7.500%, 4/1/2021	1,177,000
	Interpublic Group of Companies, Inc.
1,425,000	4.000%, 3/15/2022	1,474,453

Principal Amount	Long-Term Fixed Income (93.7%)	Value

Communications Services (8.8%) - continued
	NBCUniversal Media, LLC
$2,250,000	5.150%, 4/30/2020	$2,669,103
2,490,000	4.375%, 4/1/2021	2,814,218
	News America, Inc.
1,100,000	7.625%, 11/30/2028	1,360,494
1,350,000	6.400%, 12/15/2035	1,688,891
	Oi SA
975,000	5.750%, 2/10/2022[g]	1,001,813
	Omnicom Group, Inc.
1,600,000	3.625%, 5/1/2022	1,701,992
	Qwest Communications International, Inc.
1,820,000	7.125%, 4/1/2018	1,936,025
	Qwest Corporation
1,800,000	6.500%, 6/1/2017	2,063,925
	SBA Telecommunications, Inc.
180,000	5.750%, 7/15/2020[g]	189,450
	SBA Tower Trust
2,000,000	5.101%, 4/15/2017[g]	2,187,536
	Sprint Nextel Corporation
710,000	9.125%, 3/1/2017[g]	789,875
350,000	7.000%, 3/1/2020[g]	381,500
	Telemar Norte Leste SA
1,670,000	5.500%, 10/23/2020[g]	1,715,925
	Time Warner Cable, Inc.
1,500,000	8.250%, 4/1/2019	1,995,702
1,450,000	6.750%, 6/15/2039	1,895,443
	Time Warner Entertainment Company, LP
1,150,000	8.375%, 3/15/2023	1,608,511
	UPCB Finance VI, Ltd.
1,400,000	6.875%, 1/15/2022[g]	1,456,000
	Virgin Media Finance plc
613,000	9.500%, 8/15/2016	685,794

	Total	76,645,642

Consumer Cyclical (4.7%)
	American Honda Finance Corporation
2,600,000	3.875%, 9/21/2020[g]	2,847,541
	Daimler Finance North America, LLC
1,240,000	3.875%, 9/15/2021[g]	1,351,784
	Ford Motor Credit Company, LLC
2,100,000	3.875%, 1/15/2015	2,174,414
1,070,000	7.000%, 4/15/2015	1,190,375
1,800,000	3.984%, 6/15/2016[g]	1,857,712
1,750,000	4.250%, 2/3/2017	1,826,667
370,000	6.625%, 8/15/2017	423,018
	FUEL Trust
725,000	4.207%, 4/15/2016[g]	750,589
	Home Depot, Inc.
2,100,000	5.875%, 12/16/2036	2,833,267
	Hyatt Hotels Corporation
1,900,000	5.750%, 8/15/2015[g]	2,088,634
	Hyundai Motor Manufacturing Czech
1,475,000	4.500%, 4/15/2015[g]	1,562,615
	Johnson Controls, Inc.
1,850,000	5.250%, 12/1/2041	2,128,627
	KIA Motors Corporation
1,740,000	3.625%, 6/14/2016[g]	1,809,221

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
108

Income Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (93.7%)	Value

Consumer Cyclical (4.7%) - continued
	Macy’s Retail Holdings, Inc.
$1,790,000	7.450%, 7/15/2017	$2,205,076
1,930,000	3.875%, 1/15/2022	2,079,407
	Marriott International, Inc.
1,750,000	3.000%, 3/1/2019	1,791,641
	MGM Resorts International
720,000	11.125%, 11/15/2017	804,600
	QVC, Inc.
1,070,000	5.125%, 7/2/2022[g]	1,115,142
	Sheraton Holding Corporation
710,000	7.375%, 11/15/2015	821,822
	Starwood Hotels & Resorts Worldwide, Inc.
1,150,000	6.750%, 5/15/2018	1,339,031
	Time Warner, Inc.
700,000	4.000%, 1/15/2022	769,925
390,000	3.400%, 6/15/2022	411,421
1,400,000	7.700%, 5/1/2032	1,945,352
	Toll Brothers Finance Corporation
1,000,000	6.750%, 11/1/2019	1,128,513
	Toys R Us Property Company II, LLC
1,430,000	8.500%, 12/1/2017	1,544,400
	Wyndham Worldwide Corporation
730,000	5.625%, 3/1/2021	806,465
700,000	4.250%, 3/1/2022	716,810

	Total	40,324,069

Consumer Non-Cyclical (8.2%)
	Altria Group, Inc.
1,000,000	9.700%, 11/10/2018	1,426,292
905,000	4.750%, 5/5/2021	1,061,093
1,500,000	9.950%, 11/10/2038	2,523,788
	Amgen, Inc.
2,150,000	2.125%, 5/15/2017	2,213,087
	Anheuser-Busch InBev Worldwide, Inc.
1,450,000	5.375%, 1/15/2020	1,777,020
1,475,000	5.000%, 4/15/2020	1,784,607
1,070,000	2.500%, 7/15/2022	1,090,844
	Aristotle Holding, Inc.
1,775,000	2.650%, 2/15/2017[g]	1,821,106
1,765,000	4.750%, 11/15/2021[g]	2,015,120
	BAT International Finance plc
2,140,000	3.250%, 6/7/2022[g]	2,190,767
	Beam, Inc.
127,000	5.375%, 1/15/2016	143,531
900,000	1.875%, 5/15/2017	915,641
827,000	5.875%, 1/15/2036	978,622
	Biomet, Inc.
1,475,000	10.000%, 10/15/2017[g]	1,570,875
	Boston Scientific Corporation
2,200,000	4.500%, 1/15/2015	2,354,867
	Bunge Limited Finance Corporation
1,265,000	5.100%, 7/15/2015	1,356,465
1,075,000	3.200%, 6/15/2017	1,105,923
	Cargill, Inc.
1,050,000	3.250%, 11/15/2021[g]	1,093,603
	Celgene Corporation
1,500,000	3.950%, 10/15/2020	1,610,758

Principal Amount	Long-Term Fixed Income (93.7%)	Value

Consumer Non-Cyclical (8.2%) - continued
	Covidien International Finance SA
$2,140,000	3.200%, 6/15/2022	$2,281,786
	DJO Finance, LLC/DJO Finance Corporation
360,000	7.750%, 4/15/2018	305,100
	Energizer Holdings, Inc.
1,000,000	4.700%, 5/19/2021	1,070,558
800,000	4.700%, 5/24/2022	855,747
	Estee Lauder Companies, Inc.
350,000	2.350%, 8/15/2022	350,309
	Express Scripts, Inc.
1,265,000	3.125%, 5/15/2016	1,339,019
	Fresenius Medical Care US Finance II, Inc.
390,000	5.625%, 7/31/2019[g]	418,762
	Fresenius Medical Care US Finance, Inc.
710,000	6.500%, 9/15/2018[g]	792,537
	Grifols, Inc.
1,070,000	8.250%, 2/1/2018	1,171,650
	Grupo Bimbo SAB de CV
2,110,000	4.500%, 1/25/2022[g]	2,298,482
	Hasbro, Inc.
1,750,000	6.350%, 3/15/2040	2,116,566
	HCA, Inc.
1,510,000	8.500%, 4/15/2019	1,701,581
	JBS Finance II, Ltd.
750,000	8.250%, 1/29/2018[h]	747,150
	Kinetic Concepts, Inc./KCI USA, Inc.
1,060,000	10.500%, 11/1/2018[g]	1,120,950
	Koninklijke Philips Electronics NV
1,485,000	3.750%, 3/15/2022	1,600,581
	Kraft Foods, Inc.
1,070,000	2.250%, 6/5/2017[g]	1,103,917
339,000	6.125%, 2/1/2018	415,236
961,000	6.125%, 8/23/2018[g]	1,190,553
942,000	5.375%, 2/10/2020[g]	1,137,363
858,000	5.375%, 2/10/2020	1,033,966
900,000	5.000%, 6/4/2042[g]	1,015,134
	Life Technologies Corporation
2,115,000	6.000%, 3/1/2020	2,528,049
	Molson Coors Brewing Company
900,000	3.500%, 5/1/2022	965,295
900,000	5.000%, 5/1/2042	1,067,987
	Mylan, Inc.
1,435,000	7.875%, 7/15/2020[g]	1,632,312
	Pernod-Ricard SA
2,650,000	2.950%, 1/15/2017[g]	2,734,138
	Roche Holdings, Inc.
1,790,000	6.000%, 3/1/2019[g]	2,278,570
	SABMiller Holdings, Inc.
885,000	2.450%, 1/15/2017[g]	921,951
1,775,000	3.750%, 1/15/2022[g]	1,946,595
	Safeway, Inc.
890,000	5.000%, 8/15/2019	909,025
	Teva Pharmaceutical Finance IV BV
2,275,000	3.650%, 11/10/2021	2,478,405

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
109

Income Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (93.7%)	Value

Consumer Non-Cyclical (8.2%) - continued
	Tyson Foods, Inc.
$715,000	4.500%, 6/15/2022	$722,150

	Total	71,285,433

Energy (9.9%)
	Anadarko Petroleum Corporation
1,600,000	6.375%, 9/15/2017	1,919,224
1,060,000	6.450%, 9/15/2036	1,340,249
	BP Capital Markets plc
1,750,000	2.248%, 11/1/2016	1,822,922
1,975,000	4.500%, 10/1/2020	2,314,208
1,070,000	3.245%, 5/6/2022	1,152,083
	Canadian Natural Resources, Ltd.
1,225,000	3.450%, 11/15/2021	1,309,314
	Canadian Oil Sands, Ltd.
1,400,000	4.500%, 4/1/2022[g]	1,494,622
	CenterPoint Energy Resources Corporation
3,650,000	6.125%, 11/1/2017	4,376,419
	CNPC HK Overseas Capital, Ltd.
1,630,000	5.950%, 4/28/2041[g]	2,121,106
	Concho Resources, Inc.
720,000	6.500%, 1/15/2022	770,400
	El Paso Pipeline Partners Operating Company, LLC
710,000	5.000%, 10/1/2021	774,467
	Enbridge Energy Partners, LP
550,000	5.200%, 3/15/2020	628,206
2,200,000	8.050%, 10/1/2037[f]	2,454,674
	Energy Transfer Partners, LP
2,880,000	6.700%, 7/1/2018	3,393,899
	Enterprise Products Operating, LLC
1,180,000	6.300%, 9/15/2017	1,420,673
1,070,000	6.650%, 4/15/2018	1,293,923
	EQT Corporation
800,000	8.125%, 6/1/2019	964,079
	Gazprom OAO Via Gaz Capital SA
1,750,000	4.950%, 5/23/2016[g]	1,848,297
	Inergy, LP
370,000	6.875%, 8/1/2021	380,175
	Key Energy Services, Inc.
1,175,000	6.750%, 3/1/2021	1,177,938
	Kinder Morgan Energy Partners, LP
710,000	6.850%, 2/15/2020	877,428
2,550,000	5.800%, 3/1/2021	3,004,033
710,000	3.950%, 9/1/2022	749,086
	Linn Energy, LLC
1,750,000	7.750%, 2/1/2021	1,846,250
	Marathon Oil Corporation
1,273,000	5.900%, 3/15/2018	1,524,488
	Markwest Energy Partners, LP/Markwest Energy Finance Corporation
700,000	6.250%, 6/15/2022	733,250
	Nabors Industries, Inc.
1,425,000	4.625%, 9/15/2021	1,527,302
	Newfield Exploration Company
390,000	5.750%, 1/30/2022	421,200
625,000	5.625%, 7/1/2024	666,406
	Noble Energy, Inc.
1,900,000	8.250%, 3/1/2019	2,459,774

Principal Amount	Long-Term Fixed Income (93.7%)	Value

Energy (9.9%) - continued
$730,000	6.000%, 3/1/2041	$902,359
	ONEOK Partners, LP
1,750,000	6.850%, 10/15/2037	2,144,300
	Petrobras International Finance Company
2,700,000	5.375%, 1/27/2021	3,020,441
	Phillips 66
700,000	4.300%, 4/1/2022[g]	765,960
	Pioneer Natural Resources Company
1,500,000	6.875%, 5/1/2018	1,809,185
430,000	3.950%, 7/15/2022	446,151
	Plains All American Pipeline, LP
1,850,000	6.500%, 5/1/2018	2,260,556
	Plains Exploration & Production Company
1,130,000	8.625%, 10/15/2019	1,271,250
	QEP Resources, Inc.
1,060,000	5.375%, 10/1/2022	1,089,150
	Rowan Companies, Inc.
2,550,000	5.000%, 9/1/2017	2,763,856
1,175,000	4.875%, 6/1/2022	1,223,795
	Samson Investment Company
710,000	9.750%, 2/15/2020[g]	736,625
	SandRidge Energy, Inc.
550,000	7.500%, 3/15/2021	561,000
	Southwestern Energy Company
1,500,000	4.100%, 3/15/2022[g]	1,567,442
	Spectra Energy Partners, LP
1,800,000	4.600%, 6/15/2021	1,931,288
	Suncor Energy, Inc.
2,290,000	6.100%, 6/1/2018	2,786,119
1,060,000	6.850%, 6/1/2039	1,411,309
	Transocean, Inc.
1,300,000	5.050%, 12/15/2016	1,439,298
1,080,000	7.375%, 4/15/2018	1,277,517
720,000	6.375%, 12/15/2021	866,190
	Valero Energy Corporation
1,875,000	6.125%, 2/1/2020	2,255,887
	Weatherford International, Inc.
1,300,000	6.350%, 6/15/2017	1,502,338
	Weatherford International, Ltd.
2,500,000	6.000%, 3/15/2018	2,871,415
450,000	4.500%, 4/15/2022	470,797
	Woodside Finance, Ltd.
1,875,000	4.500%, 11/10/2014[g]	1,981,881

	Total	86,122,204

Financials (25.6%)
	Aegon NV
1,400,000	1.709%, 7/29/2049[d,i]	660,590
	Ally Financial, Inc.
1,100,000	4.500%, 2/11/2014	1,134,375
1,785,000	4.625%, 6/26/2015	1,841,677
710,000	5.500%, 2/15/2017	739,655
	American Express Credit Corporation
2,825,000	2.800%, 9/19/2016	3,024,533
1,775,000	2.375%, 3/24/2017	1,865,012
	American International Group, Inc.
1,775,000	4.250%, 9/15/2014	1,854,737
1,050,000	3.800%, 3/22/2017	1,091,291

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
110

Income Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (93.7%)	Value

Financials (25.6%) - continued
$1,750,000	6.400%, 12/15/2020	$2,047,407
	Associated Banc Corporation
1,820,000	5.125%, 3/28/2016	1,961,028
	Associates Corporation of North America
2,200,000	6.950%, 11/1/2018	2,533,399
	AXA SA
1,420,000	8.600%, 12/15/2030	1,559,142
	Axis Specialty Finance, LLC
1,750,000	5.875%, 6/1/2020	1,920,464
	Banco do Brasil SA
1,050,000	9.250%, 10/31/2049[f,g,i]	1,183,875
	Bank of America Corporation
1,420,000	5.625%, 10/14/2016	1,551,425
1,700,000	5.750%, 12/1/2017	1,876,793
2,220,000	7.625%, 6/1/2019	2,700,943
1,060,000	5.875%, 1/5/2021	1,201,701
340,000	5.700%, 1/24/2022	388,378
1,050,000	5.875%, 2/7/2042	1,205,241
	Bank of Nova Scotia
2,145,000	2.150%, 8/3/2016[g]	2,250,105
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
1,765,000	2.350%, 2/23/2017[g]	1,815,304
	BBVA Bancomer SA
1,965,000	6.750%, 9/30/2022[g]	2,033,775
	Bear Stearns Companies, LLC
1,200,000	4.650%, 7/2/2018	1,316,970
	Berkshire Hathaway, Inc.
1,785,000	3.750%, 8/15/2021	1,975,060
	Boston Properties, LP
2,250,000	5.875%, 10/15/2019	2,651,620
	Capital One Capital IV
1,070,000	6.745%, 2/17/2037	1,078,132
	Capital One Financial Corporation
2,150,000	2.150%, 3/23/2015	2,183,770
930,000	6.150%, 9/1/2016	1,043,639
1,790,000	4.750%, 7/15/2021	1,994,094
	Cigna Corporation
1,780,000	4.000%, 2/15/2022	1,920,337
	CIT Group, Inc.
550,000	5.250%, 4/1/2014[g]	573,375
980,000	5.250%, 3/15/2018	1,037,575
700,000	5.500%, 2/15/2019[g]	738,500
	Citigroup, Inc.
2,700,000	4.750%, 5/19/2015	2,859,889
1,790,000	6.000%, 8/15/2017	2,026,876
1,300,000	6.125%, 5/15/2018	1,484,712
1,450,000	8.500%, 5/22/2019	1,841,071
1,075,000	4.500%, 1/14/2022	1,130,752
	CNA Financial Corporation
2,225,000	7.350%, 11/15/2019	2,710,600
700,000	5.875%, 8/15/2020	800,257
	CommonWealth REIT
1,850,000	6.250%, 8/15/2016	1,987,309
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
1,085,000	5.250%, 5/24/2041	1,280,360
710,000	11.000%, 12/29/2049[g,i]	907,025
	Credit Suisse of New York, Convertible
720,000	0.500%, 6/22/2018[j]	705,024

Principal Amount	Long-Term Fixed Income (93.7%)	Value

Financials (25.6%) - continued
	DDR Corporation
$535,000	4.625%, 7/15/2022	$545,672
	Developers Diversified Realty Corporation
710,000	7.875%, 9/1/2020	876,717
	Discover Bank
1,125,000	8.700%, 11/18/2019	1,422,229
1,300,000	7.000%, 4/15/2020	1,517,698
	DnB NOR Boligkreditt
2,600,000	2.900%, 3/29/2016[g]	2,732,860
	Eksportfinans ASA
1,750,000	2.375%, 5/25/2016	1,561,875
	Fairfax Financial Holdings, Ltd.
1,625,000	5.800%, 5/15/2021[g]	1,657,310
	Fifth Third Bancorp
1,790,000	0.888%, 12/20/2016[d]	1,653,348
1,700,000	5.450%, 1/15/2017	1,868,773
	Fifth Third Capital Trust IV
1,050,000	6.500%, 4/15/2067	1,048,687
	GE Capital Trust I
2,500,000	6.375%, 11/15/2067	2,625,000
	General Electric Capital Corporation
1,775,000	3.800%, 6/18/2019[g]	1,831,711
1,100,000	6.000%, 8/7/2019	1,325,773
900,000	5.300%, 2/11/2021	1,031,323
925,000	6.750%, 3/15/2032	1,199,965
1,800,000	7.125%, 12/15/2049[i]	1,947,582
	Goldman Sachs Group, Inc.
1,750,000	6.250%, 9/1/2017	1,974,915
1,650,000	5.950%, 1/18/2018	1,833,921
1,750,000	5.250%, 7/27/2021	1,842,130
740,000	6.750%, 10/1/2037	760,821
	HCP, Inc.
450,000	3.750%, 2/1/2019	470,407
	Health Care Property Investors, Inc.
1,900,000	5.625%, 5/1/2017	2,110,322
	Health Care REIT, Inc.
1,800,000	6.125%, 4/15/2020	2,097,902
1,850,000	4.950%, 1/15/2021	2,023,486
	HSBC Holdings plc
1,400,000	4.000%, 3/30/2022	1,498,388
	HSBC USA, Inc.
1,100,000	5.000%, 9/27/2020	1,143,202
	Huntington Bancshares, Inc.
1,650,000	7.000%, 12/15/2020	1,965,285
	Icahn Enterprises, LP
710,000	7.750%, 1/15/2016	746,387
340,000	8.000%, 1/15/2018	361,250
	ING US, Inc.
1,785,000	5.500%, 7/15/2022[g]	1,821,534
	International Lease Finance Corporation
1,050,000	4.875%, 4/1/2015	1,065,941
900,000	5.750%, 5/15/2016	937,338
1,125,000	6.750%, 9/1/2016[g]	1,234,688
	J.P. Morgan Chase & Company
900,000	3.150%, 7/5/2016	946,259
1,850,000	5.500%, 10/15/2040	2,203,792
	J.P. Morgan Chase Bank NA
1,785,000	5.875%, 6/13/2016	2,002,072
1,420,000	6.000%, 10/1/2017	1,652,688

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
111

Income Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (93.7%)	Value

Financials (25.6%) - continued
	Kilroy Realty, LP
$1,435,000	4.800%, 7/15/2018	$1,567,491
	Liberty Property, LP
1,830,000	5.500%, 12/15/2016	2,051,930
1,125,000	4.750%, 10/1/2020	1,206,168
	Macquarie Bank, Ltd.
1,785,000	5.000%, 2/22/2017[g]	1,849,787
	Merrill Lynch & Company, Inc.
1,950,000	6.875%, 4/25/2018	2,250,795
2,000,000	7.750%, 5/14/2038	2,449,900
	MetLife Capital Trust IV
300,000	7.875%, 12/15/2037[g]	342,000
	MetLife Capital Trust X
750,000	9.250%, 4/8/2038[g]	933,750
	Mizuho Corporate Bank, Ltd.
1,775,000	2.550%, 3/17/2017[g]	1,814,165
	Morgan Stanley
1,420,000	5.375%, 10/15/2015	1,478,446
2,270,000	6.625%, 4/1/2018	2,429,311
1,100,000	5.625%, 9/23/2019	1,111,824
1,600,000	5.500%, 1/26/2020	1,600,949
	MUFG Capital Finance 1, Ltd.
1,920,000	6.346%, 7/29/2049[i]	2,132,461
	Murray Street Investment Trust I
700,000	4.647%, 3/9/2017	719,536
	National Bank of Canada
2,110,000	2.200%, 10/19/2016[g]	2,218,665
	National City Bank
1,170,000	5.800%, 6/7/2017	1,351,040
	Nationwide Building Society
1,600,000	6.250%, 2/25/2020[g]	1,764,992
	Nordea Bank AB
1,830,000	4.875%, 5/13/2021[g]	1,900,717
	Omega Healthcare Investors, Inc.
920,000	5.875%, 3/15/2024[g]	984,400
	ORIX Corporation
2,550,000	5.000%, 1/12/2016	2,711,160
	Preferred Term Securities XXIII, Ltd.
2,624,802	0.668%, 12/22/2036[d,h]	1,378,021
	ProLogis, LP
1,450,000	6.250%, 3/15/2017	1,655,259
1,070,000	6.875%, 3/15/2020	1,318,420
	Prudential Financial, Inc.
750,000	6.200%, 1/15/2015	830,585
1,875,000	5.375%, 6/21/2020	2,137,470
725,000	5.700%, 12/14/2036	779,943
825,000	6.200%, 11/15/2040	943,742
	QBE Capital Funding III, Ltd.
1,260,000	7.250%, 5/24/2041[g]	1,179,675
	Rabobank Capital Funding Trust II
1,249,000	5.260%, 12/29/2049[g,i]	1,215,182
	Regions Financial Corporation
1,825,000	5.750%, 6/15/2015	1,945,906
	Reinsurance Group of America, Inc.
1,030,000	5.625%, 3/15/2017	1,131,869
1,070,000	6.450%, 11/15/2019	1,213,178
	Simon Property Group, LP
1,485,000	5.750%, 12/1/2015	1,665,239
750,000	10.350%, 4/1/2019	1,074,362

Principal Amount	Long-Term Fixed Income (93.7%)	Value

Financials (25.6%) - continued
	SLM Corporation
$1,090,000	5.000%, 10/1/2013	$1,128,150
1,700,000	5.375%, 5/15/2014	1,777,046
2,080,000	6.250%, 1/25/2016	2,204,800
1,945,000	6.000%, 1/25/2017	2,037,387
	SunTrust Banks, Inc.
1,780,000	3.600%, 4/15/2016	1,861,777
	Swiss RE Capital I, LP
2,600,000	6.854%, 5/29/2049[g,i]	2,542,839
	TD Ameritrade Holding Corporation
2,225,000	5.600%, 12/1/2019	2,588,609
	U.S. Bank National Association
1,800,000	3.778%, 4/29/2020	1,892,722
	UnionBanCal Corporation
1,420,000	3.500%, 6/18/2022	1,483,970
	UnitedHealth Group, Inc.
1,500,000	6.500%, 6/15/2037	2,096,174
	Unum Group
1,500,000	7.125%, 9/30/2016	1,746,694
	Vesey Street Investment Trust I
700,000	4.404%, 9/1/2016	715,916
	Wachovia Corporation
1,500,000	5.250%, 8/1/2014	1,609,535
	WEA Finance, LLC
1,060,000	5.700%, 10/1/2016[g]	1,180,039
1,710,000	7.125%, 4/15/2018[g]	2,037,715
720,000	6.750%, 9/2/2019[g]	858,632
	WellPoint, Inc.
1,785,000	3.700%, 8/15/2021	1,893,635
	Wells Fargo & Company
1,480,000	2.625%, 12/15/2016	1,556,717
1,135,000	4.600%, 4/1/2021	1,305,245
1,780,000	7.980%, 2/28/2049[i]	1,993,600
	Willis North America, Inc.
2,040,000	6.200%, 3/28/2017	2,302,799
1,100,000	7.000%, 9/29/2019	1,296,800
	ZFS Finance USA Trust II
1,500,000	6.450%, 12/15/2065[g]	1,545,000

	Total	221,221,187

Foreign Government (4.9%)
	Brazil Government International Bond
1,070,000	4.875%, 1/22/2021	1,284,000
	Canada Government International Bond
2,125,000	0.875%, 2/14/2017	2,147,312
	Chile Government International Bond
2,480,000	3.250%, 9/14/2021	2,672,200
	Corporacion Andina de Fomento
1,226,000	4.375%, 6/15/2022	1,326,512
	Export-Import Bank of Korea
1,420,000	4.375%, 9/15/2021	1,540,460
	Hydro Quebec
1,800,000	2.000%, 6/30/2016	1,878,480
	Korea Development Bank
1,500,000	4.375%, 8/10/2015	1,609,854
	Mexico Government International Bond
1,850,000	5.125%, 1/15/2020	2,220,000
1,270,000	6.050%, 1/11/2040	1,757,045

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
112

Income Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (93.7%)	Value

Foreign Government (4.9%) - continued
	Peru Government International Bond
$710,000	5.625%, 11/18/2050	$935,425
	Province of British Columbia
2,170,000	2.100%, 5/18/2016	2,290,218
800,000	1.200%, 4/25/2017	814,954
1,750,000	2.650%, 9/22/2021	1,883,525
	Province of Manitoba
2,485,000	1.300%, 4/3/2017	2,540,664
	Province of New Brunswick
2,150,000	2.750%, 6/15/2018	2,317,386
	Province of Ontario
3,200,000	2.300%, 5/10/2016	3,369,280
1,770,000	1.600%, 9/21/2016	1,818,771
4,320,000	3.000%, 7/16/2018	4,695,408
	Province of Quebec
1,770,000	5.125%, 11/14/2016	2,081,697
2,493,000	2.750%, 8/25/2021	2,619,717
	Russia Government International Bond
1,050,000	3.250%, 4/4/2017[g]	1,087,170

	Total	42,890,078

Mortgage-Backed Securities (5.3%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
9,850,000	3.000%, 8/1/2027[c]	10,347,118
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
5,075,000	3.000%, 8/1/2027[c]	5,350,160
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
10,600,000	3.500%, 8/1/2042[c]	11,245,937
5,300,000	4.000%, 8/1/2042[c]	5,680,110
11,875,000	5.500%, 8/1/2042[c]	13,027,246

	Total	45,650,571

Technology (1.4%)
	CA, Inc.
1,925,000	5.375%, 12/1/2019	2,197,915
	Equinix, Inc.
1,100,000	8.125%, 3/1/2018	1,218,250
360,000	7.000%, 7/15/2021	400,500
	Hewlett-Packard Company
1,800,000	2.650%, 6/1/2016	1,833,071
700,000	2.600%, 9/15/2017	698,424
700,000	4.650%, 12/9/2021	735,727
	Motorola Solutions, Inc.
2,500,000	3.750%, 5/15/2022	2,559,640
	Seagate HDD Cayman
740,000	7.750%, 12/15/2018	819,550
	Xerox Corporation
750,000	6.400%, 3/15/2016	854,788
1,050,000	2.950%, 3/15/2017	1,061,441

	Total	12,379,306

Transportation (1.6%)
	Continental Airlines, Inc.
1,300,000	6.750%, 9/15/2015[g]	1,352,000
608,678	7.250%, 11/10/2019	689,328

Principal Amount	Long-Term Fixed Income (93.7%)	Value

Transportation (1.6%) - continued
	CSX Corporation
$793,000	7.900%, 5/1/2017	$994,851
720,000	4.250%, 6/1/2021	811,937
1,107,000	6.220%, 4/30/2040	1,466,843
	Delta Air Lines, Inc.
1,282,706	4.950%, 11/23/2019[f]	1,366,851
715,000	4.750%, 5/7/2020	725,725
	ERAC USA Finance, LLC
2,050,000	5.250%, 10/1/2020[g]	2,319,768
1,085,000	4.500%, 8/16/2021[g]	1,178,052
	Hertz Corporation
1,430,000	6.750%, 4/15/2019	1,501,500
	Kansas City Southern de Mexico SA de CV
270,000	6.125%, 6/15/2021	301,050
	Navios Maritime Holdings, Inc.
990,000	8.875%, 11/1/2017	999,900
	Navios South American Logistics, Inc./Navios Logistics Finance US, Inc.
270,000	9.250%, 4/15/2019	247,050

	Total	13,954,855

U.S. Government and Agencies (7.0%)
	Federal Home Loan Mortgage Corporation
2,500,000	1.250%, 5/12/2017	2,550,898
1,050,000	1.750%, 5/30/2019[f]	1,087,265
1,750,000	2.375%, 1/13/2022	1,832,413
	U.S. Treasury Bonds
4,240,000	3.125%, 11/15/2041	4,727,600
2,850,000	3.000%, 5/15/2042	3,099,375
	U.S. Treasury Notes
4,600,000	1.000%, 10/31/2016	4,698,826
1,780,000	1.000%, 3/31/2017	1,816,296
1,810,000	2.875%, 3/31/2018	2,024,514
3,890,000	2.375%, 6/30/2018	4,246,483
2,840,000	3.625%, 2/15/2020	3,369,836
4,500,000	3.500%, 5/15/2020	5,306,134
3,980,000	2.625%, 11/15/2020	4,425,262
4,195,000	3.125%, 5/15/2021	4,832,443
2,140,000	2.125%, 8/15/2021	2,279,768
5,455,000	2.000%, 11/15/2021	5,736,271
	U.S. Treasury Notes, TIPS
2,207,300	0.125%, 4/15/2016	2,318,919
2,519,500	0.125%, 4/15/2017	2,686,843
3,599,500	0.625%, 7/15/2021	4,073,669

	Total	61,112,815

U.S. Municipals (0.5%)
	California General Obligation Bonds (Build America Bonds)
720,000	7.950%, 3/1/2036	862,913
	Denver, Colorado City & County Airport Revenue Bonds
1,450,000	5.250%, 11/15/2022	1,726,819
	Illinois State General Obligation Bonds
1,825,000	5.877%, 3/1/2019	2,040,770

	Total	4,630,502

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
113

Income Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (93.7%)	Value

Utilities (5.2%)
	AES Corporation
$935,000	7.750%, 10/15/2015	$1,065,900
410,000	7.375%, 7/1/2021[g]	468,937
	Ameren Illinois Company
1,800,000	6.125%, 11/15/2017	2,111,542
	Cleveland Electric Illuminating Company
1,065,000	5.700%, 4/1/2017	1,201,669
	Columbus Southern Power Company
1,600,000	6.050%, 5/1/2018	1,921,362
	Comision Federal de Electricidad
625,000	4.875%, 5/26/2021[g]	706,250
	Commonwealth Edison Company
1,000,000	6.150%, 9/15/2017	1,222,823
	Dolphin Subsidiary II, Inc.
1,770,000	6.500%, 10/15/2016[g]	1,955,850
	DTE Energy Company
1,500,000	6.375%, 4/15/2033	2,005,848
	Energy Transfer Partners, LP
1,500,000	4.650%, 6/1/2021	1,598,268
1,000,000	5.200%, 2/1/2022	1,105,035
	Enterprise Products Operating, LLC
1,400,000	7.034%, 1/15/2068	1,526,000
	Exelon Generation Company, LLC
600,000	5.200%, 10/1/2019	670,531
1,500,000	4.000%, 10/1/2020	1,553,866
	Florida Power Corporation
1,000,000	6.400%, 6/15/2038	1,442,699
	ITC Holdings Corporation
2,000,000	5.875%, 9/30/2016[g]	2,303,638
1,400,000	6.050%, 1/31/2018[g]	1,631,123
	Markwest Energy Partners, LP
1,090,000	6.500%, 8/15/2021	1,147,225
	Nevada Power Company
1,700,000	6.750%, 7/1/2037	2,460,602
	NiSource Finance Corporation
1,700,000	6.400%, 3/15/2018	2,001,752
1,800,000	5.450%, 9/15/2020	2,068,002
	Ohio Edison Company
950,000	6.875%, 7/15/2036	1,250,045
	Pennsylvania Electric Company
2,300,000	5.200%, 4/1/2020	2,620,303
	PSEG Power, LLC
700,000	5.320%, 9/15/2016	797,421
	Southern California Edison Company
1,415,000	6.250%, 8/1/2049[i]	1,513,187
	Southern Star Central Corporation
2,400,000	6.750%, 3/1/2016	2,424,000
	Southwestern Public Service Company
1,730,000	6.000%, 10/1/2036	2,103,952

Principal Amount	Long-Term Fixed Income (93.7%)	Value

Utilities (5.2%) - continued
	Union Electric Company
$1,600,000	6.400%, 6/15/2017	$1,925,120

	Total	44,802,950

	Total Long-Term Fixed Income (cost $755,289,715)	812,929,994

Shares	Preferred Stock (1.0%)	Value

Financials (1.0%)
13,000	Citigroup, Inc., Convertible[k]	1,115,920
238,000	Federal National Mortgage Association, 0.000%[i,l]	442,680
43,750	HSBC Holdings plc, 8.000%[i]	1,210,125
91,786	PNC Financial Services Group, Inc., 6.125%[i]	2,506,676
70,937	Royal Bank of Scotland Group plc, 7.250%[i]	1,556,358
35,000	U.S. Bancorp, 6.000%[i]	956,200
45,400	U.S. Bancorp, 6.500%[i]	1,317,054

	Total	9,105,013

	Total Preferred Stock (cost $12,410,296)	9,105,013

Shares	Common Stock (<0.1%)	Value

Financials (<0.1%)
9,893	CIT Group, Inc.[l]	361,292

	Total	361,292

	Total Common Stock (cost $313,151)	361,292

Shares	Collateral Held for Securities Loaned (1.0%)	Value

8,335,598	Thrivent Financial Securities Lending Trust	8,335,598

	Total Collateral Held for Securities Loaned (cost $8,335,598)	8,335,598

Principal Amount	Short-Term Investments (6.6%)[m]	Value

	Federal Home Loan Bank Discount Notes
25,000,000	0.090%, 8/8/2012[n]	24,999,514
11,000,000	0.085%, 8/17/2012[n]	10,999,545
5,000,000	0.115%, 10/10/2012[n]	4,998,882
5,000,000	0.130%, 10/26/2012[n]	4,998,447
	Federal Home Loan Mortgage Corporation Discount Notes
500,000	0.160%, 12/17/2012[n,o]	499,693

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
114

Income Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Short-Term Investments (6.6%)[m]	Value

	Straight-A Funding, LLC
5,000,000	0.180%, 10/3/2012[n]	$4,998,425
6,000,000	0.180%, 10/10/2012[n]	5,997,900

	Total Short-Term Investments (at amortized cost)	57,492,406

	Total Investments (cost $856,917,745) 105.0%	$911,263,839

	Other Assets and Liabilities, Net (5.0%)	(43,170,396)

	Total Net Assets 100.0%	$868,093,443

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2012.
e	All or a portion of the security is insured or guaranteed.
f	All or a portion of the security is on loan.
g	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2012, the value of these investments was $135,884,210 or 15.7% of total net assets.
h	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Income Fund owned as of July 31, 2012.

Security	Acquisition Date	Cost

JBS Finance II, Ltd.	7/22/2010	$739,755
Preferred Term Securities XXIII, Ltd.	9/14/2006	2,624,803
Wachovia Bank Commercial Mortgage Trust	5/2/2007	3,400,173

i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	Denotes equity-linked structured security. This security is linked to the common stock of Berkshire Hathaway, Inc.
k	Comprised of a 79.7% prepaid stock purchase contract for common stock of Citigroup, Inc. and a 20.3% amortizing note. The quarterly payments received consists of return of capital and 6.15% interest on only the portion that is the note.
l	Non-income producing security.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
o	At July 31, 2012, $499,693 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

     Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$68,794,422
Gross unrealized depreciation	(14,448,328)

Net unrealized appreciation (depreciation)	$54,346,094

Cost for federal income tax purposes	$856,917,745

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
115

Income Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2012, in valuing Income Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	1,756,526	–	1,756,526	–
Communications Services	7,228,281	–	7,228,281	–
Consumer Cyclical	2,325,661	–	2,325,661	–
Consumer Non-Cyclical	4,438,009	–	4,438,009	–
Energy	897,381	–	897,381	–
Financials	895,689	–	895,689	–
Technology	3,173,704	–	3,173,704	–
Transportation	1,436,849	–	1,436,849	–
Utilities	887,436	–	887,436	–
Long-Term Fixed Income
Asset-Backed Securities	7,308,832	–	7,308,832	–
Basic Materials	36,121,791	–	36,121,791	–
Capital Goods	22,126,515	–	22,126,515	–
Collateralized Mortgage Obligations	8,319,863	–	8,319,863	–
Commercial Mortgage-Backed Securities	18,033,381	–	18,033,381	–
Communications Services	76,645,642	–	76,645,642	–
Consumer Cyclical	40,324,069	–	40,324,069	–
Consumer Non-Cyclical	71,285,433	–	71,285,433	–
Energy	86,122,204	–	86,122,204	–
Financials	221,221,187	–	219,138,142	2,083,045
Foreign Government	42,890,078	–	42,890,078	–
Mortgage-Backed Securities	45,650,571	–	45,650,571	–
Technology	12,379,306	–	12,379,306	–
Transportation	13,954,855	–	13,954,855	–
U.S. Government and Agencies	61,112,815	–	61,112,815	–
U.S. Municipals	4,630,502	–	4,630,502	–
Utilities	44,802,950	–	44,802,950	–
Preferred Stock
Financials	9,105,013	9,105,013	–	–
Common Stock
Financials	361,292	361,292	–	–
Collateral Held for Securities Loaned	8,335,598	8,335,598	–	–
Short-Term Investments	57,492,406	–	57,492,406	–
Total	$911,263,839	$17,801,903	$891,378,891	$2,083,045

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,558,427	1,558,427	–	–
Total Asset Derivatives	$1,558,427	$1,558,427	$–	$–

Liability Derivatives
Futures Contracts	2,102,566	2,102,566	–	–
Credit Default Swaps	89,840	–	89,840	–
Total Liability Derivatives	$2,192,406	$2,102,566	$89,840	$–

There are two securities that are classified as Level 3 in the Long-Term Fixed Income Financials line item. The significant unobservable inputs used in the fair value measurement of the Long-Term Fixed Income Financials Level 3 security valued at $705,024 are dividends, interest (coupon) rates, credit spread of issuer, implied volatility of an underlying security/index, any option values, and lack of marketability. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

The significant unobservable inputs used in the fair value measurement of the Long-Term Fixed Income Financials Level 3 security valued at $1,378,021 are market activity of similar securities and the lack of marketability. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

There were no significant transfers between the Levels during the period ended July 31, 2012. Transfers between the levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
116

Income Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	155	September 2012	$34,136,802	$34,194,454	$57,652
5-Yr. U.S. Treasury Bond Futures	(335)	September 2012	(41,460,464)	(41,801,718)	(341,254)
10-Yr. U.S. Treasury Bond Futures	(840)	September 2012	(111,349,938)	(113,111,250)	(1,761,312)
20-Yr. U.S. Treasury Bond Futures	360	September 2012	52,870,475	54,371,250	1,500,775
Total Futures Contracts					($544,139)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 18, 5 Year, at 5.00%; Bank of America	Buy	6/20/2017	$5,346,000	($251,643)	$161,803	($89,840)
Total Credit Default Swaps					$161,803	($89,840)

1	As the buyer of protection, Income Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Income Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Income Fund could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Income Fund, is as follows:

Fund	Value October 31, 2011	Gross Purchases	Gross Sales	Shares Held at July 31, 2012	Value July 31, 2012	Income Earned November 1, 2011 - July 31, 2012
High Yield	$945,118	$–	$935,106	–	$–	$200
Thrivent Financial Securities Lending Trust	16,053,730	52,498,471	60,216,603	8,335,598	8,335,598	25,810
Total Value and Income Earned	16,998,848				8,335,598	26,010

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
117

Core Bond Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (103.3%)	Value

Asset-Backed Securities (3.4%)
	Carrington Mortgage Loan Trust
$650,000	0.396%, 8/25/2036[a]	$221,613
	Countrywide Asset-Backed Certificates
675,000	5.859%, 10/25/2046	409,954
	Credit Based Asset Servicing and Securitization, LLC
736,932	4.544%, 12/25/2036	440,689
	First Horizon ABS Trust
1,538,554	0.376%, 10/25/2026[a,b]	1,140,570
1,416,905	0.406%, 10/25/2034[a,b]	999,784
	GMAC Mortgage Corporation Loan Trust
2,229,149	0.426%, 8/25/2035[a,b]	1,488,541
1,809,039	0.426%, 12/25/2036[a,b]	1,288,072
	Green Tree Financial Corporation
47,247	7.650%, 10/15/2027	47,596
	Popular ABS Mortgage Pass- Through Trust
900,000	5.297%, 11/25/2035	539,557
	Renaissance Home Equity Loan Trust
1,485,476	5.608%, 5/25/2036	843,480
1,000,000	5.285%, 1/25/2037	504,683
	Wachovia Asset Securitization, Inc.
2,256,326	0.386%, 7/25/2037[a,b,c]	1,595,824

	Total	9,520,363

Basic Materials (1.6%)
	ArcelorMittal
600,000	6.125%, 6/1/2018	620,268
	Dow Chemical Company
800,000	4.250%, 11/15/2020	892,089
	Freeport-McMoRan Copper & Gold, Inc.
550,000	3.550%, 3/1/2022	555,232
	Gold Fields Orogen Holding BVI, Ltd.
1,300,000	4.875%, 10/7/2020[d]	1,268,771
	Teck Resources, Ltd.
1,000,000	10.250%, 5/15/2016	1,105,000

	Total	4,441,360

Capital Goods (1.1%)
	John Deere Capital Corporation
750,000	0.638%, 6/16/2014[a]	751,405
	Republic Services, Inc.
400,000	5.000%, 3/1/2020	458,525
800,000	5.250%, 11/15/2021	952,730
	Textron, Inc.
500,000	7.250%, 10/1/2019	595,168
	United Technologies Corporation
400,000	0.967%, 6/1/2015[a]	404,608

	Total	3,162,436

Collateralized Mortgage Obligations (2.1%)
	Bear Stearns Mortgage Funding Trust
441,788	0.526%, 8/25/2036[a]	125,750

Principal Amount	Long-Term Fixed Income (103.3%)	Value

Collateralized Mortgage Obligations (2.1%) - continued
	Countrywide Alternative Loan Trust
$1,268,936	6.000%, 1/25/2037	$944,846
	GMAC Mortgage Corporation Loan Trust
711,349	4.940%, 9/19/2035	643,950
	HomeBanc Mortgage Trust
1,715,119	2.586%, 4/25/2037[a]	1,150,984
	J.P. Morgan Alternative Loan Trust
2,261,781	2.794%, 3/25/2036[a]	1,351,417
703,844	6.500%, 3/25/2036	497,553
	Master Asset Securitization Trust
732,862	0.746%, 6/25/2036[a]	437,500
	WaMu Mortgage Pass-Through Certificates
336,352	2.588%, 8/25/2046	242,603
	Wells Fargo Mortgage Backed Securities Trust
557,598	6.000%, 7/25/2037	524,457

	Total	5,919,060

Commercial Mortgage-Backed Securities (6.8%)
	Bear Stearns Commercial Mortgage Securities, Inc.
1,004,483	5.613%, 6/11/2050	1,025,003
1,269,458	0.399%, 3/15/2022[a,d]	1,247,669
	Citigroup/Deutsche Bank Commercial Mortgage
1,250,000	5.322%, 12/11/2049	1,402,124
	Commercial Mortgage Pass- Through Certificates
4,000,000	0.379%, 12/15/2020[a,d]	3,630,984
	Credit Suisse Mortgage Capital Certificates
1,612,239	0.419%, 10/15/2021[a,d]	1,549,134
1,200,000	5.467%, 9/15/2039	1,342,139
	Government National Mortgage Association
1,916,056	3.214%, 1/16/2040	2,016,814
	GS Mortgage Securities Corporation II
3,000,000	1.260%, 3/6/2020[a,d]	2,962,833
	LB-UBS Commercial Mortgage Trust
700,000	5.866%, 9/15/2045	814,147
	Morgan Stanley Capital I
1,000,000	3.224%, 7/15/2049	1,074,569
	Wachovia Bank Commercial Mortgage Trust
2,000,000	5.765%, 7/15/2045	2,286,648

	Total	19,352,064

Communications Services (3.1%)
	American Tower Corporation
1,000,000	5.050%, 9/1/2020	1,072,552
	CBS Corporation
800,000	8.875%, 5/15/2019	1,082,369
	CenturyLink, Inc.
500,000	5.800%, 3/15/2022	530,604

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
118

Core Bond Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (103.3%)	Value

Communications Services (3.1%) - continued
	Cox Communications, Inc.
$750,000	8.375%, 3/1/2039[d]	$1,128,902
	Crown Castle Towers, LLC
800,000	4.883%, 8/15/2020[d]	879,150
	Discovery Communications, LLC
400,000	4.950%, 5/15/2042	443,411
	Frontier Communications Corporation
681,000	6.250%, 1/15/2013	694,620
	Qwest Communications International, Inc.
450,000	7.125%, 4/1/2018	478,687
	SBA Tower Trust
800,000	5.101%, 4/15/2017[d]	875,014
	Telemar Norte Leste SA
500,000	5.500%, 10/23/2020[d]	513,750
	Verizon Communications, Inc.
350,000	8.950%, 3/1/2039	604,636
	Virgin Media Secured Finance plc
400,000	5.250%, 1/15/2021	455,838

	Total	8,759,533

Consumer Cyclical (1.0%)
	California Institute of Technology
750,000	4.700%, 11/1/2111	865,995
	Ford Motor Credit Company, LLC
500,000	3.984%, 6/15/2016[d]	516,031
400,000	5.000%, 5/15/2018	426,343
	Macy’s Retail Holdings, Inc.
800,000	7.450%, 7/15/2017	985,509

	Total	2,793,878

Consumer Non-Cyclical (3.2%)
	Altria Group, Inc.
525,000	9.700%, 11/10/2018	748,803
	Anheuser-Busch InBev Worldwide, Inc.
700,000	1.375%, 7/15/2017	706,982
	Beam, Inc.
400,000	3.250%, 5/15/2022	415,649
	Celgene Corporation
1,000,000	3.950%, 10/15/2020	1,073,839
	Coca-Cola Enterprises, Inc.
500,000	3.250%, 8/19/2021	527,828
	Colgate-Palmolive Company
500,000	2.625%, 5/1/2017	539,799
	CVS Caremark Corporation
500,000	6.125%, 9/15/2039	657,834
	Energizer Holdings, Inc.
500,000	4.700%, 5/19/2021	535,279
	Express Scripts Holding Company
400,000	3.900%, 2/15/2022[d]	429,997
	HCA, Inc.
800,000	6.500%, 2/15/2020	894,000
	Koninklijke Philips Electronics NV
600,000	3.750%, 3/15/2022	646,699
	Kraft Foods, Inc.
500,000	2.250%, 6/5/2017[d]	515,849
	Quest Diagnostics, Inc.
350,000	4.700%, 4/1/2021	400,529

Principal Amount	Long-Term Fixed Income (103.3%)	Value

Consumer Non-Cyclical (3.2%) - continued
	SABMiller Holdings, Inc.
$800,000	3.750%, 1/15/2022[d]	$877,338

	Total	8,970,425

Energy (3.4%)
	BP Capital Markets plc
1,000,000	4.500%, 10/1/2020	1,171,751
	Cameron International Corporation
250,000	4.500%, 6/1/2021	273,605
	Canadian Oil Sands, Ltd.
500,000	4.500%, 4/1/2022[d]	533,793
	CenterPoint Energy Resources Corporation
1,150,000	6.125%, 11/1/2017	1,378,872
	International Petroleum Investment Company, Ltd.
1,000,000	5.000%, 11/15/2020[d]	1,080,000
	Nabors Industries, Inc.
400,000	4.625%, 9/15/2021	428,716
	NiSource Finance Corporation
400,000	6.125%, 3/1/2022	483,722
400,000	3.850%, 2/15/2023	410,231
	Rowan Companies, Inc.
500,000	4.875%, 6/1/2022	520,764
	Schlumberger Norge AS
400,000	4.200%, 1/15/2021[d]	456,739
	Transocean, Inc.
800,000	7.375%, 4/15/2018	946,309
	Valero Energy Corporation
800,000	6.125%, 2/1/2020	962,512
	Weatherford International, Ltd.
500,000	6.000%, 3/15/2018	574,283
500,000	5.125%, 9/15/2020	545,878

	Total	9,767,175

Financials (13.5%)
	Ally Financial, Inc.
400,000	4.500%, 2/11/2014	412,500
	American Express Bank FSB
500,000	6.000%, 9/13/2017	605,714
	Bank of America Corporation
400,000	5.650%, 5/1/2018	441,597
400,000	5.875%, 2/7/2042	459,140
	Bank of New York Mellon Corporation
450,000	1.317%, 11/24/2014[a]	456,189
450,000	1.700%, 11/24/2014	459,234
	Barclays Bank plc
550,000	5.140%, 10/14/2020	544,500
	Bear Stearns Companies, LLC
800,000	6.400%, 10/2/2017	955,929
	Boston Properties, LP
800,000	4.125%, 5/15/2021	865,157
	Capital One Capital V
850,000	10.250%, 8/15/2039	879,750
	Citigroup, Inc.
1,250,000	1.391%, 4/1/2014[a]	1,238,099
	CNA Financial Corporation
800,000	6.500%, 8/15/2016	908,968

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
119

Core Bond Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (103.3%)	Value

Financials (13.5%) - continued
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
$500,000	4.750%, 1/15/2020[d]	$555,750
500,000	11.000%, 12/29/2049[d,e]	638,750
	Credit Suisse of New York, Convertible
350,000	0.500%, 6/22/2018[f]	342,720
	Credit Suisse Securities USA, LLC
1,200,000	1.000%, 4/28/2017[g]	1,221,360
	Dartmouth College
575,000	3.760%, 6/1/2043	592,026
	Discover Bank
500,000	7.000%, 4/15/2020	583,730
	Eksportfinans ASA
500,000	2.375%, 5/25/2016	446,250
	Fairfax Financial Holdings, Ltd.
800,000	5.800%, 5/15/2021[d]	815,906
	Fifth Third Bancorp
650,000	5.450%, 1/15/2017	714,531
	General Electric Capital Corporation
800,000	3.800%, 6/18/2019[d]	825,560
300,000	6.750%, 3/15/2032	389,178
	Goldman Sachs Group, Inc., Convertible
20,398	1.000%, 7/10/2013[d,h]	599,803
	HCP, Inc.
800,000	5.375%, 2/1/2021	929,170
	Health Care REIT, Inc.
800,000	6.125%, 4/15/2020	932,401
	HSBC Holdings plc
575,000	6.500%, 5/2/2036	672,722
	ING Bank NV
250,000	5.000%, 6/9/2021[d]	268,695
	International Lease Finance Corporation
300,000	8.625%, 9/15/2015	338,250
	Liberty Property, LP
630,000	5.500%, 12/15/2016	706,402
	Lloyds TSB Bank plc
600,000	6.500%, 9/14/2020[d]	604,075
	Macquarie Bank, Ltd.
500,000	5.000%, 2/22/2017[d]	518,148
	Merrill Lynch & Company, Inc.
475,000	6.875%, 4/25/2018	548,271
	Metropolitan Life Global Funding I
750,000	3.650%, 6/14/2018[d]	809,635
	Morgan Stanley
800,000	7.300%, 5/13/2019	882,842
	PNC Funding Corporation
800,000	5.125%, 2/8/2020	943,643
	Principal Financial Group, Inc.
800,000	8.875%, 5/15/2019	1,063,851
	Prudential Financial, Inc.
1,150,000	6.100%, 6/15/2017	1,333,011
390,000	5.700%, 12/14/2036	419,556
	Rabobank Capital Funding Trust II
405,000	5.260%, 12/29/2049[d,e]	394,034
	Reinsurance Group of America, Inc.
950,000	5.625%, 3/15/2017	1,043,957

Principal Amount	Long-Term Fixed Income (103.3%)	Value

Financials (13.5%) - continued
	Royal Bank of Canada
$850,000	1.147%, 10/30/2014[a]	$856,604
	Simon Property Group, LP
800,000	4.375%, 3/1/2021	896,122
	SLM Corporation
400,000	6.250%, 1/25/2016	424,000
400,000	8.000%, 3/25/2020	449,000
	State Street Capital Trust III
1,200,000	5.458%, 3/15/2042[a,e]	1,206,480
	Swiss RE Capital I, LP
850,000	6.854%, 5/29/2049[d,e]	831,313
	Travelers Companies, Inc.
350,000	6.250%, 6/15/2037	475,360
	UBS AG/London
900,000	1.875%, 1/23/2015[d]	910,800
	UnionBanCal Corporation
575,000	3.500%, 6/18/2022	600,903
	UnitedHealth Group, Inc.
550,000	6.500%, 6/15/2037	768,597
	University of Pennsylvania
750,000	4.674%, 9/1/2112	869,722
	WEA Finance, LLC
600,000	6.750%, 9/2/2019[d]	715,526
	Willis North America, Inc.
760,000	6.200%, 3/28/2017	857,905

	Total	38,223,336

Foreign Government (2.3%)
	Bank Nederlandse Gemeenten NV
900,000	4.375%, 2/16/2021[d]	1,021,050
	Chile Government International Bond
800,000	3.875%, 8/5/2020	902,000
	Corporacion Andina de Fomento
425,000	4.375%, 6/15/2022	459,843
	Mexico Government International Bond
450,000	6.050%, 1/11/2040	622,575
	Province of British Columbia
1,375,000	2.650%, 9/22/2021	1,479,913
	Province of Manitoba
750,000	1.300%, 4/3/2017	766,800
	Province of New Brunswick
475,000	2.750%, 6/15/2018	511,981
	Province of Ontario
750,000	1.600%, 9/21/2016	770,665

	Total	6,534,827

Mortgage-Backed Securities (23.1%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
7,700,000	3.000%, 8/1/2027[i]	8,088,610
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
16,350,000	3.000%, 8/1/2027[i]	17,236,477
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
9,000,000	3.500%, 8/1/2042[i]	9,548,438
5,000,000	4.000%, 8/1/2042[i]	5,358,594

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
120

Core Bond Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (103.3%)	Value

Mortgage-Backed Securities (23.1%) - continued
$23,150,000	5.500%, 8/1/2042[i]	$25,396,272

	Total	65,628,391

Technology (0.6%)
	Affiliated Computer Services, Inc.
800,000	5.200%, 6/1/2015	862,683
	Hewlett-Packard Company
750,000	4.300%, 6/1/2021	768,806

	Total	1,631,489

Transportation (1.1%)
	Continental Airlines, Inc.
625,000	4.150%, 4/11/2024	625,812
	CSX Corporation
800,000	3.700%, 10/30/2020	861,206
	Delta Air Lines, Inc.
458,109	4.950%, 11/23/2019	488,161
250,000	4.750%, 5/7/2020	253,750
	ERAC USA Finance, LLC
800,000	5.250%, 10/1/2020[d]	905,275

	Total	3,134,204

U.S. Government and Agencies (32.9%)
	Federal Home Loan Banks
10,000,000	0.177%, 4/19/2013[a]	9,999,950
1,750,000	1.375%, 5/28/2014	1,786,603
	Federal Home Loan Mortgage Corporation
5,000,000	0.198%, 6/17/2013[a]	5,004,895
1,000,000	1.250%, 8/1/2019	997,987
	U.S. Treasury Bonds
1,500,000	4.500%, 5/15/2038	2,092,968
100,000	3.500%, 2/15/2039	119,735
4,775,000	3.125%, 11/15/2041	5,324,125
	U.S. Treasury Bonds, TIPS
1,017,100	0.750%, 2/15/2042	1,135,894
	U.S. Treasury Notes
1,750,000	0.750%, 6/15/2014	1,767,091
4,950,000	0.250%, 2/15/2015	4,949,614
9,500,000	2.000%, 1/31/2016	10,041,795
4,525,000	0.750%, 6/30/2017	4,559,996
1,000,000	2.375%, 6/30/2018	1,091,641
22,775,000	1.250%, 4/30/2019	23,244,734
1,000,000	3.125%, 5/15/2021	1,151,953
800,000	2.000%, 2/15/2022	839,375
	U.S. Treasury Notes, TIPS
5,059,300	0.125%, 4/15/2017	5,395,268
6,198,600	1.125%, 1/15/2021	7,238,798
6,194,100	0.125%, 1/15/2022	6,686,682

	Total	93,429,104

U.S. Municipals (0.4%)
	North Texas Tollway Authority Revenue Bonds (Build America Bonds)
850,000	6.718%, 1/1/2049	1,186,897

	Total	1,186,897

Utilities (3.7%)
	Cleveland Electric Illuminating Company
825,000	5.700%, 4/1/2017	930,871

Principal Amount	Long-Term Fixed Income (103.3%)	Value

Utilities (3.7%) - continued
	Comision Federal de Electricidad
$350,000	4.875%, 5/26/2021[d]	$395,500
	Energy Transfer Partners, LP
1,000,000	4.650%, 6/1/2021	1,065,512
	Exelon Generation Company, LLC
515,000	5.750%, 10/1/2041	567,992
	FirstEnergy Solutions Corporation
850,000	4.800%, 2/15/2015	908,718
	ITC Holdings Corporation
775,000	6.050%, 1/31/2018[d]	902,943
	Kinder Morgan Energy Partners, LP
400,000	5.300%, 9/15/2020	455,322
	MidAmerican Energy Holdings Company
775,000	6.500%, 9/15/2037	1,077,121
	ONEOK Partners, LP
450,000	8.625%, 3/1/2019	589,385
	Pennsylvania Electric Company
800,000	5.200%, 4/1/2020	911,410
	Potomac Electric Power Company
600,000	7.900%, 12/15/2038	1,004,502
	Sempra Energy
400,000	2.300%, 4/1/2017	415,321
	Union Electric Company
1,150,000	6.400%, 6/15/2017	1,383,680

	Total	10,608,277

	Total Long-Term Fixed Income (cost $283,712,050)	293,062,819

Shares	Mutual Funds (4.6%)	Value

Fixed Income Mutual Funds (4.6%)
2,646,014	Thrivent High Yield Fund	13,071,307

	Total	13,071,307

	Total Mutual Funds (cost $9,800,000)	13,071,307

Shares	Preferred Stock (0.3%)	Value

Financials (0.3%)
4,850	Citigroup, Inc., Convertible[j]	416,324
56,005	Federal National Mortgage Association, 0.000%[e,k]	104,169
16,000	HSBC Holdings plc, 8.000%[e]	442,560

	Total	963,053

	Total Preferred Stock (cost $1,687,430)	963,053

Principal Amount	Short-Term Investments (13.9%)[l]	Value

	Federal Home Loan Bank Discount Notes
5,000,000	0.080%, 8/8/2012[m]	4,999,917
8,000,000	0.100%, 8/10/2012[m]	7,999,770
20,000,000	0.090%, 8/15/2012[m]	19,999,261
3,000,000	0.100%, 8/17/2012[m]	2,999,867
3,000,000	0.130%, 10/26/2012[m]	2,999,068

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
121

Core Bond Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Short-Term Investments (13.9%)[l]	Value

	Federal Home Loan Mortgage Corporation Discount Notes
300,000	0.160%, 12/17/2012[m,n]	$299,816

	Total Short-Term Investments (at amortized cost)	39,297,699

	Total Investments (cost $334,497,179) 122.1%	$346,394,878

	Other Assets and Liabilities, Net (22.1%)	(62,791,333)

	Total Net Assets 100.0%	$283,603,545

a	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2012.
b	All or a portion of the security is insured or guaranteed.
c	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Core Bond Fund owned as of July 31, 2012.

Security	Acquisition Date	Cost

Wachovia Asset Securitization, Inc.	3/16/2007	$2,256,326

d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2012, the value of these investments was $30,178,717 or 10.6% of total net assets.
e	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
f	Denotes equity-linked structured security. This security is linked to the common stock of Berkshire Hathaway, Inc.
g	Denotes equity-linked structured security. This security is linked to the S&P 500 Index.
h	Security is displayed in shares. This security is an equity-linked structured security. This security is linked to the common stock of Microsoft Corporation.
i	Denotes investments purchased on a when-issued or delayed delivery basis.
j	Comprised of a 79.7% prepaid stock purchase contract for common stock of Citigroup, Inc. and a 20.3% amortizing note. The quarterly payments received consists of return of capital and 6.15% interest on only the portion that is the note.
k	Non-income producing security.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
n	At July 31, 2012, $299,816 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$19,272,881
Gross unrealized depreciation	(7,375,182)

Net unrealized appreciation (depreciation)	$11,897,699

Cost for federal income tax purposes	$334,497,179

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
122

Core Bond Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2012, in valuing Core Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	9,520,363	–	9,520,363	–
Basic Materials	4,441,360	–	4,441,360	–
Capital Goods	3,162,436	–	3,162,436	–
Collateralized Mortgage Obligations	5,919,060	–	5,919,060	–
Commercial Mortgage-Backed Securities	19,352,064	–	19,352,064	–
Communications Services	8,759,533	–	8,759,533	–
Consumer Cyclical	2,793,878	–	2,793,878	–
Consumer Non-Cyclical	8,970,425	–	8,970,425	–
Energy	9,767,175	–	9,767,175	–
Financials	38,223,336	–	36,059,453	2,163,883
Foreign Government	6,534,827	–	6,534,827	–
Mortgage-Backed Securities	65,628,391	–	65,628,391	–
Technology	1,631,489	–	1,631,489	–
Transportation	3,134,204	–	3,134,204	–
U.S. Government and Agencies	93,429,104	–	93,429,104	–
U.S. Municipals	1,186,897	–	1,186,897	–
Utilities	10,608,277	–	10,608,277	–
Mutual Funds
Fixed Income Mutual Funds	13,071,307	13,071,307	–	–
Preferred Stock
Financials	963,053	963,053	–	–
Short-Term Investments	39,297,699	–	39,297,699	–

Total	$346,394,878	$14,034,360	$330,196,635	$2,163,883

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	333,505	333,505	–	–
Credit Default Swaps	97,616	–	97,616	–

Total Asset Derivatives	$431,121	$333,505	$97,616	$–

Liability Derivatives
Futures Contracts	613,374	613,374	–	–
Credit Default Swaps	129,743	–	129,743	–

Total Liability Derivatives	$743,117	$613,374	$129,743	$–

There are three securities that are classified as Level 3 in the Long-Term Fixed Income Financials line item. The significant unobservable inputs used in the fair value measurement of the reporting entity’s Long-Term Fixed Income Financials Level 3 security that is valued at $599,803 is the volatility of the underlying security and the value of put and call options. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

The other two Level 3 security are valued at $342,720 and $1,221,360 and the significant unobservable inputs used in the fair value measurement of the reporting entity’s Long-Term Fixed Income Financials Level 3 security are dividends, interest (coupon) rates, credit spread of issuer, implied volatility of an underlying security/index, any option values, and lack of marketability. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

There were no significant transfers between the Levels during the period ended July 31, 2012. Transfers between the levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(100)	September 2012	($22,021,570)	($22,060,938)	($39,368)
5-Yr. U.S. Treasury Bond Futures	(45)	September 2012	(5,569,316)	(5,615,156)	(45,840)
10-Yr. U.S. Treasury Bond Futures	(270)	September 2012	(35,829,022)	(36,357,188)	(528,166)
20-Yr. U.S. Treasury Bond Futures	80	September 2012	11,748,994	12,082,499	333,505
Total Futures Contracts					($279,869)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
123

Core Bond Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 18, 5 Year, at	Buy	6/20/2017	$5,940,000	($309,524)	$179,781	($129,743)
5.00%; Bank of America
CDX IG, Series 18, 5 Year, at	Buy	6/20/2017	12,000,000	61,177	36,439	97,616
1.00%; J.P. Morgan Chase and Co.
Total Credit Default Swaps					$216,220	($32,127)

1	As the buyer of protection, Core Bond Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Core Bond Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Core Bond Fund could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Core Bond Fund, is as follows:

Fund	Value October 31, 2011	Gross Purchases	Gross Sales	Shares Held at July 31, 2012	Value July 31, 2012	Income Earned November 1, 2011 - July 31, 2012
High Yield	$12,489,184	$–	$–	2,646,014	$13,071,307	$708,172
Total Value and Income Earned	12,489,184				13,071,307	708,172

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
124

Government Bond Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (98.9%)	Value

Collateralized Mortgage Obligations (0.6%)
	Federal National Mortgage Association
$658,394	2.250%, 6/25/2025	$678,272

	Total	678,272

Commercial Mortgage-Backed Securities (1.5%)
	Government National Mortgage Association
862,996	2.164%, 3/16/2033	877,505
766,422	3.214%, 1/16/2040	806,726

	Total	1,684,231

Financials (7.8%)
	Achmea Hypotheekbank NV
608,000	3.200%, 11/3/2014[a]	636,479
	Bank of Montreal
750,000	2.625%, 1/25/2016[a]	798,450
	Bank of Nova Scotia
500,000	1.450%, 7/26/2013[a]	505,150
	Canadian Imperial Bank of Commerce
1,000,000	2.600%, 7/2/2015[a]	1,056,500
	Dexia Credit Local SA
500,000	2.750%, 4/29/2014[a]	495,405
	International Bank for Reconstruction & Development
1,000,000	2.375%, 5/26/2015	1,055,764
	National Bank of Canada
500,000	2.200%, 10/19/2016[a]	525,750
	NCUA Guaranteed Notes
708,775	0.696%, 10/7/2020[b]	710,020
	Private Export Funding Corporation
1,000,000	1.375%, 2/15/2017	1,021,737
	Royal Bank of Canada
1,000,000	3.125%, 4/14/2015[a]	1,063,800
	Toronto-Dominion Bank
1,000,000	2.200%, 7/29/2015[a]	1,045,800

	Total	8,914,855

Foreign Government (2.4%)
	Bank Nederlandse Gemeenten NV
280,000	4.375%, 2/16/2021[a]	317,660
	Kommunalbanken AS
500,000	2.750%, 5/5/2015[a]	527,650
	Kreditanstalt fuer Wiederaufbau
825,000	0.258%, 6/17/2013[b]	825,054
	Province of British Columbia
1,000,000	2.650%, 9/22/2021	1,076,300

	Total	2,746,664

Mortgage-Backed Securities (5.7%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
500,000	3.000%, 8/1/2027[c]	525,235
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
1,500,000	3.000%, 8/1/2027[c]	1,581,328

Principal Amount	Long-Term Fixed Income (98.9%)	Value

Mortgage-Backed Securities (5.7%) - continued
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
$1,500,000	3.500%, 8/1/2042[c]	$1,591,406
2,500,000	5.500%, 8/1/2042[c]	2,742,578

	Total	6,440,547

U.S. Government and Agencies (80.9%)
	FDIC Structured Sale Guaranteed Notes
400,000	Zero Coupon, 1/7/2014[a]	395,728
	Federal Agricultural Mortgage Corporation
1,000,000	2.125%, 9/15/2015	1,042,436
1,000,000	2.000%, 7/27/2016	1,047,938
	Federal Farm Credit Banks
500,000	2.210%, 8/1/2024	492,189
	Federal Home Loan Banks
3,875,000	0.375%, 1/29/2014	3,880,499
2,000,000	1.375%, 5/28/2014	2,041,832
4,950,000	1.000%, 6/21/2017	4,993,877
3,000,000	5.000%, 11/17/2017	3,638,937
	Federal Home Loan Mortgage Corporation
1,000,000	1.250%, 8/1/2019	997,987
3,000,000	2.375%, 1/13/2022	3,141,279
	Federal National Mortgage Association
2,100,000	1.250%, 2/27/2014	2,135,774
2,550,000	0.500%, 5/27/2015	2,557,979
25,000	4.375%, 10/15/2015	28,123
500,000	1.375%, 11/15/2016	514,756
1,250,000	6.250%, 5/15/2029	1,835,711
	John Sevier Combined Cycle Generation, LLC
993,490	4.626%, 1/15/2042	1,147,848
	Tennessee Valley Authority
1,225,000	5.250%, 9/15/2039	1,634,856
	U.S. Treasury Bonds
2,125,000	7.625%, 2/15/2025	3,528,828
850,000	6.500%, 11/15/2026	1,332,375
1,000,000	3.125%, 11/15/2041	1,115,000
	U.S. Treasury Bonds, TIPS
335,300	2.375%, 1/15/2025	451,883
345,600	2.125%, 2/15/2040	516,366
508,600	0.750%, 2/15/2042	567,947
	U.S. Treasury Notes
2,050,000	2.000%, 1/31/2016	2,166,914
2,800,000	2.625%, 2/29/2016	3,024,655
1,250,000	1.000%, 10/31/2016	1,276,855
3,500,000	3.250%, 3/31/2017	3,933,125
4,000,000	0.750%, 6/30/2017	4,030,936
3,500,000	2.375%, 6/30/2018	3,820,744
1,500,000	1.375%, 11/30/2018	1,547,343
13,720,000	1.250%, 4/30/2019	14,002,975
8,690,000	2.000%, 2/15/2022	9,117,713
	U.S. Treasury Notes, TIPS
1,679,100	2.000%, 1/15/2014	1,751,295
722,200	1.625%, 1/15/2015	772,492
1,988,400	0.500%, 4/15/2015	2,080,558
1,264,800	0.125%, 4/15/2017	1,348,817
1,552,400	2.625%, 7/15/2017	1,860,752

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
125

Government Bond Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (98.9%)	Value

U.S. Government and Agencies (80.9%) - continued
$1,575,900	1.125%, 1/15/2021	$1,840,372

	Total	91,615,694

	Total Long-Term Fixed Income (cost $106,124,483)	112,080,263

Principal Amount	Short-Term Investments (5.3%)[d]	Value

	Federal Home Loan Bank Discount Notes
5,000,000	0.080%, 8/8/2012[e]	4,999,917
1,000,000	0.100%, 8/17/2012[e]	999,956

	Total Short-Term Investments (at amortized cost)	5,999,873

	Total Investments (cost $112,124,356) 104.2%	$118,080,136

	Other Assets and Liabilities, Net (4.2%)	(4,803,368)

	Total Net Assets 100.0%	$113,276,768

a	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2012, the value of these investments was $7,368,372 or 6.5% of total net assets.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2012.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

        Definitions:

TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$5,969,082
Gross unrealized depreciation	(13,302)

Net unrealized appreciation (depreciation)	$5,955,780

Cost for federal income tax purposes	$112,124,356

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2012, in valuing Government Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Collateralized Mortgage Obligations	678,272	–	678,272	–
Commercial Mortgage-Backed
Securities	1,684,231	–	1,684,231	–
Financials	8,914,855	–	8,914,855	–
Foreign Government	2,746,664	–	2,746,664	–
Mortgage-Backed Securities	6,440,547	–	6,440,547	–
U.S. Government and Agencies	91,615,694	–	91,615,694	–
Short-Term Investments	5,999,873	–	5,999,873	–
Total	$118,080,136	$–	$118,080,136	$–

There were no significant transfers between the Levels during the period ended July 31, 2012. Transfers between the levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
126

Limited Maturity Bond Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (98.5%)	Value

Asset-Backed Securities (9.2%)
	Avis Budget Rental Car Funding
$3,500,000	2.370%, 11/20/2014[a]	$3,575,462
	Bank of America Auto Trust
374,216	1.390%, 3/15/2014[a]	374,603
	Carrington Mortgage Loan Trust
1,000,000	0.396%, 8/25/2036[b]	340,943
	Chrysler Financial Auto Securitization
183,060	2.820%, 1/15/2016	183,406
	Citibank Omni Master Trust
4,000,000	4.900%, 11/15/2018[a]	4,368,368
	Countrywide Home Loans, Inc.
1,019,580	6.085%, 6/25/2021[c]	715,661
	Credit Based Asset Servicing and Securitization, LLC
773,778	4.544%, 12/25/2036	462,724
	Discover Card Master Trust
4,500,000	0.899%, 9/15/2015[b]	4,515,021
	Enterprise Fleet Financing, LLC
3,787,012	1.430%, 10/20/2016[a]	3,798,335
	First Franklin Mortgage Loan Asset-Backed Certificates
86,028	5.500%, 3/25/2036[d,e]	1
	First Horizon ABS Trust
395,169	0.376%, 9/25/2029[b,c]	299,180
	Ford Credit Floor Plan Master Owner Trust
5,000,000	1.500%, 9/15/2015	5,049,882
	Fosse Master Issuer plc
3,319,276	1.855%, 10/18/2054[a,b]	3,347,530
	GMAC Mortgage Corporation Loan Trust
668,745	0.426%, 8/25/2035[b,c]	446,562
893,719	5.750%, 10/25/2036[c]	710,528
1,356,779	0.426%, 12/25/2036[b,c]	966,054
	Hyundai Auto Lease Securitization Trust
5,000,000	1.020%, 8/15/2014[a]	5,019,585
	J.P. Morgan Mortgage Trust
1,241,024	2.783%, 2/25/2036	962,689
	Montana Higher Education Student Assistance Corporation
3,683,623	0.847%, 9/20/2022[b]	3,693,001
	Mortgage Equity Conversion Asset Trust
2,542,110	0.660%, 1/25/2042[b,d]	2,033,688
2,483,108	0.680%, 2/25/2042[b,d]	1,986,486
	Nissan Auto Receivables Owner Trust
1,465,233	4.740%, 8/17/2015	1,479,537
	Renaissance Home Equity Loan Trust
1,619,048	5.608%, 5/25/2036	919,325
750,000	5.285%, 1/25/2037	378,512
	Santander Drive Auto Receivables Trust
133,831	0.950%, 8/15/2013	133,859
	SLM Student Loan Trust
6,522,705	0.521%, 4/27/2020[b]	6,486,598
2,664,155	1.349%, 1/18/2022[a,b]	2,673,455
6,127,274	0.521%, 4/25/2022[b]	6,114,108
2,986,652	0.531%, 4/25/2023[b]	2,977,752
2,275,204	0.646%, 3/25/2025[b]	2,278,271

Principal Amount	Long-Term Fixed Income (98.5%)	Value

Asset-Backed Securities (9.2%) - continued
$5,932,564	0.766%, 3/25/2026[b]	$5,927,234
	Toyota Auto Receivables Owner Trust
1,835,564	1.270%, 12/16/2013	1,839,632
	USAA Auto Owner Trust
1,253,254	4.770%, 9/15/2014	1,259,375
	Volkswagen Auto Loan Enhanced Trust
179,642	1.310%, 1/20/2014	179,822
	Wachovia Asset Securitization, Inc.
846,122	0.386%, 7/25/2037[b,c,d]	598,434
	Wachovia Student Loan Trust
3,853,128	0.561%, 7/27/2020[b]	3,834,665
	World Omni Auto Receivables Trust
268,029	1.340%, 12/16/2013	268,208
1,250,000	1.330%, 1/15/2018	1,270,584

	Total	81,469,080

Basic Materials (1.0%)
	ArcelorMittal
1,500,000	9.000%, 2/15/2015	1,693,639
	BHP Billiton Finance USA, Ltd.
3,000,000	0.737%, 2/18/2014[b]	3,009,765
	Dow Chemical Company
1,500,000	2.500%, 2/15/2016	1,559,478
	Freeport-McMoRan Copper & Gold, Inc.
2,000,000	1.400%, 2/13/2015	2,007,936
750,000	2.150%, 3/1/2017	754,990

	Total	9,025,808

Capital Goods (1.0%)
	Caterpillar Financial Services Corporation
1,000,000	1.625%, 6/1/2017[f]	1,018,595
	CRH America, Inc.
1,500,000	4.125%, 1/15/2016	1,543,970
	Danaher Corporation
1,000,000	0.718%, 6/21/2013[b]	1,002,375
	John Deere Capital Corporation
3,000,000	0.638%, 6/16/2014[b]	3,005,622
	Textron, Inc.
1,300,000	6.200%, 3/15/2015	1,430,785
	United Technologies Corporation
1,000,000	0.967%, 6/1/2015[b]	1,011,519

	Total	9,012,866

Collateralized Mortgage Obligations (3.2%)
	American Home Mortgage Assets Trust
1,473,580	1.067%, 11/25/2046[b]	658,092
	Bear Stearns Adjustable Rate Mortgage Trust
825,764	2.400%, 10/25/2035[b]	731,935
	Countrywide Alternative Loan Trust
657,123	5.500%, 11/25/2035	628,995
546,982	5.500%, 2/25/2036	419,984
794,575	6.000%, 1/25/2037	591,638

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
127

Limited Maturity Bond Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (98.5%)	Value

Collateralized Mortgage Obligations (3.2%) - continued
	Countrywide Home Loans, Inc.
$1,016,121	2.756%, 3/20/2036	$581,675
1,077,474	2.870%, 9/20/2036	554,667
	Deutsche Alt-A Securities, Inc.
1,749,178	0.918%, 4/25/2047[b]	1,175,943
	Federal National Mortgage Association
6,035,276	2.250%, 6/25/2025	6,217,493
	GSR Mortgage Loan Trust
1,708,796	0.436%, 8/25/2046[b]	1,452,276
	HomeBanc Mortgage Trust
980,068	2.586%, 4/25/2037[b]	657,705
	Impac CMB Trust
308,973	0.886%, 8/25/2035[b]	230,227
	J.P. Morgan Alternative Loan Trust
1,694,074	2.794%, 3/25/2036[b]	1,012,211
	J.P. Morgan Mortgage Trust
668,265	2.772%, 10/25/2036	484,736
	Master Asset Securitization Trust
1,392,438	0.746%, 6/25/2036[b]	831,249
	Permanent Master plc
5,000,000	1.955%, 7/15/2042[a,b]	5,039,160
	Residential Accredit Loans, Inc.
883,133	3.730%, 9/25/2035	554,664
	Wachovia Mortgage Loan Trust, LLC
726,880	2.889%, 5/20/2036	528,441
	WaMu Mortgage Pass-Through Certificates
588,266	0.536%, 10/25/2045[b]	500,099
1,472,983	1.027%, 10/25/2046	972,199
1,808,797	0.967%, 12/25/2046[b]	1,234,237
1,734,845	0.887%, 1/25/2047[b]	1,104,846
	Washington Mutual Alternative Mortgage Pass-Through Certificates
1,335,756	1.067%, 9/25/2046[b]	541,650
2,104,103	0.897%, 2/25/2047[b]	1,020,913
	Wells Fargo Mortgage Backed Securities Trust
312,754	2.616%, 3/25/2036	283,601
1,145,482	2.666%, 3/25/2036	985,755

	Total	28,994,391

Commercial Mortgage-Backed Securities (7.4%)
	Bear Stearns Commercial Mortgage Securities, Inc.
3,013,447	5.613%, 6/11/2050	3,075,009
507,783	0.399%, 3/15/2022[a,b]	499,068
905,010	5.663%, 6/11/2040	936,597
1,700,000	5.331%, 2/11/2044	1,844,775
	Citigroup Commercial Mortgage Trust
750,000	5.700%, 12/10/2049	872,297
	Citigroup/Deutsche Bank Commercial Mortgage
1,595,000	5.322%, 12/11/2049	1,789,110
	Commercial Mortgage Pass- Through Certificates
1,000,000	0.379%, 12/15/2020[a,b]	907,746

Principal Amount	Long-Term Fixed Income (98.5%)	Value

Commercial Mortgage-Backed Securities (7.4%) - continued
$1,000,000	5.306%, 12/10/2046	$1,133,548
	Credit Suisse First Boston Mortgage Securities Corporation
4,001,683	4.691%, 4/15/2037	4,143,406
	Credit Suisse Mortgage Capital Certificates
604,590	0.419%, 10/15/2021[a,b]	580,926
1,750,000	5.467%, 9/15/2039	1,957,286
	Government National Mortgage Association
2,894,385	2.870%, 3/16/2051	3,000,401
4,722,320	1.864%, 8/16/2031	4,783,347
5,911,522	2.164%, 3/16/2033	6,010,912
4,981,746	3.214%, 1/16/2040	5,243,716
	Greenwich Capital Commercial Funding Corporation
2,697,000	5.074%, 1/5/2036	2,775,690
4,500,000	5.224%, 4/10/2037	4,951,449
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
3,500,000	5.429%, 12/12/2043	3,958,507
	LB-UBS Commercial Mortgage Trust
813,855	5.303%, 2/15/2040	814,224
	Morgan Stanley Capital I
2,350,000	3.224%, 7/15/2049	2,525,237
	Morgan Stanley Capital, Inc.
3,031,546	5.597%, 4/12/2049	3,128,728
	NCUA Guaranteed Notes
4,124,128	1.600%, 10/29/2020	4,194,651
	Network Rail Infrastructure Finance plc
4,000,000	1.500%, 1/13/2014[a]	4,064,440
	Wachovia Bank Commercial Mortgage Trust
1,500,000	5.765%, 7/15/2045	1,714,986

	Total	64,906,056

Communications Services (1.3%)
	CBS Corporation
1,500,000	8.875%, 5/15/2019	2,029,442
	Crown Castle Towers, LLC
1,500,000	3.214%, 8/15/2015[a]	1,532,139
850,000	4.174%, 8/15/2017[a]	902,834
	GTP Acquisition Partners I, LLC
1,500,000	4.347%, 6/15/2016[a]	1,568,497
	Qwest Communications International, Inc.
1,000,000	7.125%, 4/1/2018	1,063,750
	SBA Tower Trust
3,500,000	4.254%, 4/15/2015[a]	3,655,180
	Telemar Norte Leste SA
500,000	5.500%, 10/23/2020[a]	513,750
	Vodafone Group plc
500,000	1.625%, 3/20/2017	507,345

	Total	11,772,937

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
128

Limited Maturity Bond Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (98.5%)	Value

Consumer Cyclical (1.4%)
	American Honda Finance Corporation
$3,000,000	1.850%, 9/19/2014[a]	$3,065,100
	Daimler Finance North America, LLC
3,000,000	1.071%, 3/28/2014[a,b]	2,995,716
	Ford Motor Credit Company, LLC
1,300,000	3.984%, 6/15/2016[a]	1,341,681
500,000	3.000%, 6/12/2017	497,816
	FUEL Trust
1,250,000	4.207%, 4/15/2016[a]	1,294,119
	Volkswagen International Finance NV
3,000,000	1.625%, 3/22/2015[a]	3,030,630

	Total	12,225,062

Consumer Non-Cyclical (2.8%)
	Anheuser-Busch InBev Worldwide, Inc.
2,500,000	0.998%, 1/27/2014[b]	2,518,750
2,450,000	1.375%, 7/15/2017	2,474,436
	Aristotle Holding, Inc.
2,000,000	2.650%, 2/15/2017[a]	2,051,950
	Beam, Inc.
1,000,000	1.875%, 5/15/2017	1,017,379
	Cargill, Inc.
1,073,000	4.307%, 5/14/2021[a]	1,196,296
	Celgene Corporation
1,500,000	2.450%, 10/15/2015	1,549,581
	Coca-Cola Enterprises, Inc.
2,000,000	2.000%, 8/19/2016	2,037,750
	General Mills, Inc.
2,000,000	0.816%, 5/16/2014[b,f]	2,005,276
	Kraft Foods, Inc.
1,750,000	2.250%, 6/5/2017[a]	1,805,472
	Lorillard Tobacco Company
1,000,000	3.500%, 8/4/2016	1,059,524
	Molson Coors Brewing Company
1,000,000	2.000%, 5/1/2017	1,021,098
	Quest Diagnostics, Inc.
2,000,000	1.318%, 3/24/2014[b]	2,015,910
	SABMiller Holdings, Inc.
2,000,000	2.450%, 1/15/2017[a]	2,083,506
	Teva Pharmaceutical Finance III BV
2,000,000	0.968%, 3/21/2014[b]	2,007,428

	Total	24,844,356

Energy (1.9%)
	BP Capital Markets plc
4,000,000	1.068%, 3/11/2014[b]	4,022,432
	Cameron International Corporation
2,000,000	1.397%, 6/2/2014[b]	2,001,136
	Cenovus Energy, Inc.
1,000,000	4.500%, 9/15/2014	1,071,608
	Energy Transfer Partners, LP
1,000,000	6.000%, 7/1/2013	1,041,737
	Enterprise Products Operating, LLC
1,786,000	6.300%, 9/15/2017	2,150,273

Principal Amount	Long-Term Fixed Income (98.5%)	Value

Energy (1.9%) - continued
	International Petroleum Investment Company, Ltd.
$1,000,000	3.125%, 11/15/2015[a]	$1,028,750
	Rowan Companies, Inc.
1,500,000	5.000%, 9/1/2017	1,625,797
	Schlumberger SA
2,500,000	2.650%, 1/15/2016[a]	2,630,750
	Valero Energy Corporation
350,000	6.125%, 2/1/2020	421,099
	Weatherford International, Ltd.
1,000,000	6.000%, 3/15/2018	1,148,566

	Total	17,142,148

Financials (22.3%)
	ABN Amro Bank NV
3,000,000	2.217%, 1/30/2014[a,b]	3,011,880
	Achmea Hypotheekbank NV
3,343,000	3.200%, 11/3/2014[a]	3,499,586
	Ally Financial, Inc.
1,250,000	4.500%, 2/11/2014	1,289,062
	American International Group, Inc.
1,500,000	5.050%, 10/1/2015	1,613,619
	Australia and New Zealand Banking Group, Ltd.
3,500,000	2.400%, 11/23/2016[a]	3,628,100
	Bank Nederlandse Gemeenten NV
3,500,000	1.500%, 3/28/2014[a]	3,538,605
	Bank of America Corporation
2,000,000	1.867%, 1/30/2014[b]	1,999,118
1,000,000	5.625%, 10/14/2016	1,092,553
	Bank of Montreal
3,250,000	2.625%, 1/25/2016[a]	3,459,950
	Bank of New York Mellon Corporation
1,600,000	1.317%, 11/24/2014[b]	1,622,005
1,600,000	1.700%, 11/24/2014	1,632,834
	Bank of Nova Scotia
2,000,000	1.250%, 11/7/2014[a]	2,033,000
2,000,000	2.150%, 8/3/2016[a]	2,098,000
	Barclays Bank plc
1,500,000	2.375%, 1/13/2014	1,508,622
3,000,000	2.500%, 9/21/2015[a,f]	3,073,824
	Bear Stearns Companies, LLC
1,500,000	6.400%, 10/2/2017	1,792,367
1,250,000	4.650%, 7/2/2018	1,371,844
	Berkshire Hathaway Finance Corporation
2,000,000	2.450%, 12/15/2015	2,108,708
	Caisse centrale Desjardins du Quebec
2,000,000	2.550%, 3/24/2016[a]	2,121,000
	Canadian Imperial Bank of Commerce
3,500,000	0.900%, 9/19/2014[a]	3,529,750
1,500,000	2.600%, 7/2/2015[a]	1,584,750
	Capital One Financial Corporation
3,000,000	1.605%, 7/15/2014[b]	2,981,013
	CDP Financial, Inc.
4,000,000	3.000%, 11/25/2014[a]	4,208,728
	Citigroup, Inc.
2,400,000	1.391%, 4/1/2014[b]	2,377,150

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
129

Limited Maturity Bond Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (98.5%)	Value

Financials (22.3%) - continued
	CNA Financial Corporation
$2,000,000	6.500%, 8/15/2016	$2,272,420
	Commonwealth Bank of Australia
3,300,000	2.500%, 12/10/2012[a]	3,325,021
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
2,000,000	3.200%, 3/11/2015[a]	2,075,084
	Credit Agricole Home Loan SFH
4,000,000	1.203%, 7/21/2014[a,b]	3,929,356
	Credit Suisse AG Guernsey
1,000,000	1.625%, 3/6/2015[a]	1,009,910
1,000,000	2.600%, 5/27/2016[a]	1,043,031
	Credit Suisse of New York, Convertible
1,050,000	0.500%, 6/22/2018[g]	1,028,160
	Credit Suisse Securities USA, LLC
3,000,000	1.000%, 4/28/2017[h]	3,053,400
	Dexia Credit Local SA
3,500,000	2.750%, 4/29/2014[a]	3,467,835
	DnB NOR Boligkreditt
3,500,000	2.900%, 3/29/2016[a]	3,678,850
	Eksportfinans ASA
1,500,000	2.375%, 5/25/2016	1,338,750
	Fifth Third Bank
2,250,000	0.576%, 5/17/2013[b]	2,242,069
	General Electric Capital Corporation
3,500,000	0.660%, 1/8/2016[b]	3,387,058
	Goldman Sachs Group, Inc., Convertible
53,035	1.000%, 7/10/2013[a,i]	1,559,494
	HCP, Inc.
2,000,000	2.700%, 2/1/2014	2,037,752
	Health Care REIT, Inc.
500,000	6.125%, 4/15/2020	582,750
	HSBC Bank plc
4,000,000	1.625%, 7/7/2014[a,f]	4,032,856
	ING Bank NV
3,500,000	2.500%, 1/14/2016[a]	3,592,400
	International Lease Finance Corporation
700,000	8.625%, 9/15/2015	789,250
	Irish Life & Permanent plc
4,000,000	3.600%, 1/14/2013[a]	3,954,164
	J.P. Morgan Chase & Company
3,000,000	1.211%, 9/30/2013[b]	3,016,638
	J.P. Morgan Chase Bank NA
1,000,000	5.875%, 6/13/2016	1,121,609
	Landwirtschaftliche Rentenbank
5,000,000	0.668%, 3/15/2016[a,b]	4,990,310
	Lehman Brothers Holdings E- Capital Trust I
1,500,000	1.247%, 8/19/2065[b,j,k]	2
	Lloyds TSB Bank plc
300,000	6.500%, 9/14/2020[a]	302,037
	Macquarie Bank, Ltd.
1,750,000	5.000%, 2/22/2017[a]	1,813,516
	MassMutual Global Funding II
2,500,000	2.000%, 4/5/2017[a]	2,533,863
	Metropolitan Life Global Funding I
1,320,000	5.125%, 4/10/2013[a]	1,360,657
2,250,000	3.650%, 6/14/2018[a]	2,428,906

Principal Amount	Long-Term Fixed Income (98.5%)	Value

Financials (22.3%) - continued
	Morgan Stanley
$2,000,000	4.200%, 11/20/2014	$2,036,360
	National Bank of Canada
2,000,000	1.650%, 1/30/2014[a]	2,035,200
1,750,000	2.200%, 10/19/2016[a]	1,840,125
	NCUA Guaranteed Notes
3,543,873	0.696%, 10/7/2020[b]	3,550,103
3,617,914	0.599%, 12/7/2020[b]	3,619,870
	Nederlandse Waterschapsbank NV
3,500,000	1.375%, 5/16/2014[a]	3,530,240
	New York Life Global Funding
4,000,000	3.000%, 5/4/2015[a]	4,228,976
	Nordea Bank AB
2,000,000	3.125%, 3/20/2017[a]	2,072,318
	Private Export Funding Corporation
3,000,000	2.125%, 7/15/2016	3,177,102
	Prudential Financial, Inc.
2,000,000	5.100%, 9/20/2014	2,165,372
1,000,000	6.100%, 6/15/2017	1,159,140
	Rabobank Capital Funding Trust II
1,012,000	5.260%, 12/29/2049[a,l]	984,599
	Royal Bank of Canada
3,000,000	1.147%, 10/30/2014[b]	3,023,307
4,175,000	3.125%, 4/14/2015[a]	4,441,365
	SLM Corporation
1,000,000	8.000%, 3/25/2020	1,122,500
	Stadshypotek AB
4,000,000	1.011%, 9/30/2013[a,b]	3,996,724
	State Street Capital Trust III
1,000,000	5.458%, 3/15/2042[b,l]	1,005,400
	Swedbank Hypotek AB
5,000,000	0.911%, 3/28/2014[a,b]	4,991,415
	Toronto-Dominion Bank
3,000,000	0.628%, 7/26/2013[b]	3,004,806
2,500,000	2.200%, 7/29/2015[a]	2,614,500
	U.S. Bank National Association
3,000,000	3.778%, 4/29/2020	3,154,536
	U.S. Central Federal Credit Union
3,500,000	1.900%, 10/19/2012	3,513,167
	UBS AG/London
4,500,000	1.875%, 1/23/2015[a]	4,554,000
	Vestjysk Bank AS
3,500,000	1.018%, 6/17/2013[a,b]	3,510,140
	WEA Finance, LLC/WT Finance Australia, Pty, Ltd.
1,650,000	5.750%, 9/2/2015[a]	1,808,520
	Wells Fargo & Company
2,500,000	2.625%, 12/15/2016	2,629,590

	Total	196,912,591

Foreign Government (3.9%)
	Bank Nederlandse Gemeenten NV
3,500,000	1.000%, 11/17/2014[a]	3,501,750
	Canada Government International Bond
5,500,000	0.875%, 2/14/2017	5,557,750
	Corporacion Andina de Fomento
1,419,000	4.375%, 6/15/2022	1,535,335
	European Investment Bank
4,000,000	1.750%, 3/15/2017	4,123,800

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
130

Limited Maturity Bond Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (98.5%)	Value

Foreign Government (3.9%) - continued
	Hydro Quebec
$2,000,000	2.000%, 6/30/2016	$2,087,200
	Kommunalbanken AS
4,000,000	2.750%, 5/5/2015[a]	4,221,200
	Kreditanstalt fuer Wiederaufbau
5,500,000	0.258%, 6/17/2013[b]	5,500,363
	Mexico Government International Bond
750,000	5.125%, 1/15/2020	900,000
	Province of British Columbia
3,500,000	2.100%, 5/18/2016	3,693,900
	Province of Manitoba
3,000,000	1.300%, 4/3/2017	3,067,200

	Total	34,188,498

Mortgage-Backed Securities (3.6%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
6,200,000	3.000%, 8/1/2027[m]	6,512,907
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,292,489	6.500%, 9/1/2037	1,474,409
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
9,600,000	3.000%, 8/1/2027[m]	10,120,500
	Federal National Mortgage Association Conventional 20- Yr. Pass Through
1,437,170	6.000%, 8/1/2024	1,613,033
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
2,000,724	5.826%, 9/1/2037[b]	2,178,245
943,878	5.625%, 10/1/2037[b]	1,024,302
8,340,000	5.500%, 8/1/2042[m]	9,149,240

	Total	32,072,636

Technology (0.8%)
	Affiliated Computer Services, Inc.
1,000,000	5.200%, 6/1/2015	1,078,353
	Hewlett-Packard Company
2,000,000	0.867%, 5/30/2014[b]	1,985,650
	Texas Instruments, Inc.
2,000,000	0.647%, 5/15/2013[b]	2,005,030
	Xerox Corporation
2,000,000	1.286%, 5/16/2014[b]	1,993,510

	Total	7,062,543

Transportation (1.2%)
	Continental Airlines, Inc.
1,350,000	6.750%, 9/15/2015[a]	1,404,000
2,000,000	4.150%, 4/11/2024	2,002,600
	CSX Corporation
1,500,000	6.250%, 4/1/2015	1,713,518
	Delta Air Lines, Inc.
750,000	4.750%, 5/7/2020	761,250
	Erac USA Finance Company
2,500,000	2.750%, 7/1/2013[a]	2,534,467

Principal Amount	Long-Term Fixed Income (98.5%)	Value

Transportation (1.2%) - continued
	Kansas City Southern de Mexico SA de CV
$1,500,000	8.000%, 2/1/2018	$1,676,250

	Total	10,092,085

U.S. Government and Agencies (36.7%)
	FDIC Structured Sale Guaranteed Notes
6,000,000	Zero Coupon, 1/7/2013[a]	5,992,920
	Federal Agricultural Mortgage Corporation
4,000,000	1.250%, 12/6/2013	4,048,448
2,500,000	2.125%, 9/15/2015	2,606,090
2,500,000	2.000%, 7/27/2016	2,619,845
	Federal Farm Credit Banks
5,000,000	1.375%, 6/25/2013	5,055,520
10,000,000	0.413%, 9/23/2013[b]	10,014,050
	Federal Home Loan Banks
5,000,000	0.380%, 9/16/2013[b]	5,009,760
3,000,000	0.375%, 1/29/2014	3,004,257
14,500,000	1.375%, 5/28/2014	14,803,282
	Federal Home Loan Mortgage Corporation
1,000,000	1.250%, 8/1/2019	997,987
	Federal National Mortgage Association
4,000,000	0.500%, 5/27/2015	4,012,516
	U.S. Treasury Bonds
1,050,000	3.125%, 11/15/2041	1,170,750
	U.S. Treasury Bonds, TIPS
3,051,300	0.750%, 2/15/2042	3,407,683
	U.S. Treasury Notes
4,000,000	0.250%, 11/30/2013	4,002,656
27,500,000	1.500%, 12/31/2013	28,000,582
2,500,000	0.250%, 2/28/2014	2,501,465
2,500,000	0.250%, 4/30/2014	2,501,075
7,200,000	2.250%, 5/31/2014	7,466,342
33,475,000	0.750%, 6/15/2014	33,801,917
2,000,000	2.375%, 9/30/2014	2,093,282
19,875,000	0.250%, 2/15/2015	19,873,450
41,050,000	2.000%, 1/31/2016	43,391,123
10,000,000	1.000%, 10/31/2016	10,214,840
53,900,000	0.750%, 6/30/2017	54,316,863
400,000	2.375%, 6/30/2018	436,656
21,615,000	1.250%, 4/30/2019	22,060,809
1,500,000	2.000%, 2/15/2022	1,573,828
	U.S. Treasury Notes, TIPS
9,309,100	0.125%, 4/15/2017	9,927,293
11,031,400	1.125%, 1/15/2021	12,882,607
6,600,200	0.125%, 1/15/2022	7,125,153

	Total	324,913,049

Utilities (0.8%)
	National Rural Utilities Cooperative Finance Corporation
1,350,000	5.500%, 7/1/2013	1,412,255
	Northeast Utilities
2,000,000	1.218%, 9/20/2013[b]	2,010,204
	Oncor Electric Delivery Company, LLC
1,300,000	5.750%, 9/30/2020	1,511,974

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
131

Limited Maturity Bond Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (98.5%)	Value

Utilities (0.8%) - continued
	ONEOK Partners, LP
$350,000	8.625%, 3/1/2019	$458,411
	Sempra Energy
1,750,000	2.300%, 4/1/2017	1,817,032

	Total	7,209,876

	Total Long-Term Fixed Income (cost $865,486,607)	871,843,982

Shares	Mutual Funds (1.3%)	Value

Fixed Income Mutual Funds (1.3%)
2,247,228	Thrivent High Yield Fund	11,101,308

	Total	11,101,308

	Total Mutual Funds (cost $8,300,000)	11,101,308

Shares	Preferred Stock (0.4%)	Value

Financials (0.2%)
10,250	Citigroup, Inc., Convertible[n]	879,860
72,400	Federal National Mortgage Association, 0.000%[l,o]	134,664
39,000	HSBC Holdings plc, 8.000%[l]	1,078,740

	Total	2,093,264

Utilities (0.2%)
16,250	Southern California Edison Company, 4.580%[l]	1,617,891

	Total	1,617,891

	Total Preferred Stock (cost $5,126,796)	3,711,155

Shares	Collateral Held for Securities Loaned (0.9%)	Value

7,602,333	Thrivent Financial Securities Lending Trust	7,602,333

	Total Collateral Held for Securities Loaned (cost $7,602,333)	7,602,333

Principal Amount	Short-Term Investments (2.0%)[p]	Value

	Federal Home Loan Bank Discount Notes
2,500,000	0.085%, 8/10/2012[q]	2,499,947
9,000,000	0.093%, 8/17/2012[q]	8,999,627
5,000,000	0.130%, 10/26/2012[q]	4,998,447
	Federal Home Loan Mortgage Corporation Discount Notes
1,100,000	0.160%, 12/17/2012[q,r]	1,099,325

	Total Short-Term Investments (at amortized cost)	17,597,346

	Total Investments (cost $904,113,082) 103.1%	$911,856,124

	Other Assets and Liabilities, Net (3.1%)	(27,067,176)

	Total Net Assets 100.0%	$884,788,948

a	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2012, the value of these investments was $204,091,970 or 23.1% of total net assets.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2012.
c	All or a portion of the security is insured or guaranteed.
d	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Limited Maturity Bond Fund owned as of July 31, 2012.

Security	Acquisition Date	Cost
First Franklin Mortgage Loan Asset-Backed Certificates	4/19/2006	$85,895
Mortgage Equity Conversion Asset Trust	1/18/2007	$2,542,110
Mortgage Equity Conversion Asset Trust	2/14/2007	$2,483,108
Wachovia Asset Securitization, Inc.	3/16/2007	$846,122

e	Defaulted security. Interest is not being accrued.
f	All or a portion of the security is on loan.
g	Denotes equity-linked structured security. This security is linked to the common stock of Berkshire Hathaway, Inc.
h	Denotes equity-linked structured security. This security is linked to the S&P 500 Index.
i	Security is displayed in shares. This security is an equity-linked structured security. This security is linked to the common stock of Microsoft Corporation.
j	Security is fair valued.
k	In bankruptcy. Interest is not being accrued.
l	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
m	Denotes investments purchased on a when-issued or delayed delivery basis.
n	Comprised of a 79.7% prepaid stock purchase contract for common stock of Citigroup, Inc. and a 20.3% amortizing note. The quarterly payments received consists of return of capital and 6.15% interest on only the portion that is the note.
o	Non-income producing security.
p	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
q	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
r	At July 31, 2012, $1,099,325 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
132

Limited Maturity Bond Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Definitions:
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$23,217,671
Gross unrealized depreciation	(15,474,629)

Net unrealized appreciation (depreciation)	$7,743,042

Cost for federal income tax purposes	$904,113,082

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2012, in valuing Limited Maturity Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Long-Term Fixed Income
Asset-Backed Securities	81,469,080	–	77,448,906	4,020,174
Basic Materials	9,025,808	–	9,025,808	–
Capital Goods	9,012,866	–	9,012,866	–
Collateralized Mortgage Obligations	28,994,391	–	28,994,391	–
Commercial Mortgage-Backed Securities	64,906,056	–	64,906,056	–
Communications Services	11,772,937	–	11,772,937	–
Consumer Cyclical	12,225,062	–	12,225,062	–
Consumer Non-Cyclical	24,844,356	–	24,844,356	–
Energy	17,142,148	–	17,142,148	–
Financials	196,912,591	–	191,271,535	5,641,056
Foreign Government	34,188,498	–	34,188,498	–
Mortgage-Backed Securities	32,072,636	–	32,072,636	–
Technology	7,062,543	–	7,062,543	–
Transportation	10,092,085	–	10,092,085	–
U.S. Government and Agencies	324,913,049	–	324,913,049	–
Utilities	7,209,876	–	7,209,876	–
Mutual Funds
Fixed Income Mutual Funds	11,101,308	11,101,308	–	–
Preferred Stock
Financials	2,093,264	2,093,264	–	–
Utilities	1,617,891	–	1,617,891	–
Collateral Held for Securities Loaned	7,602,333	7,602,333	–	–
Short-Term Investments	17,597,346	–	17,597,346	–

Total	$911,856,124	$20,796,905	$881,397,989	$9,661,230

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Futures Contracts	41,689	41,689	–	–
Credit Default Swaps	105,751	–	105,751	–

Total Asset Derivatives	$147,440	$41,689	$105,751	$–

Liability Derivatives
Futures Contracts	1,555,015	1,555,015	–	–
Credit Default Swaps	140,555	–	140,555	–

Total Liability Derivatives	$1,695,570	$1,555,015	$140,555	$–

The significant unobservable input used in the fair value measurement of the reporting entity’s Long-Term Fixed Income Asset-Backed Level 3 securities is the lack of marketability. A significant increase or decrease in the input in isolation would result in a significantly lower or higher fair value measurement.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
133

Limited Maturity Bond Fund

Schedule of Investments as of July 31, 2012

(unaudited)

There are four Level 3 securities within the Long-Term Fixed Income Financial Level 3 line item. Two of the reporting entity’s Long-Term Fixed Income Financial Level 3 securities’, with values of $3,053,400 and 1,028,160, significant unobservable inputs used in the fair value measurement are dividends, interest (coupon) rates, credit spread of issuer, implied volatility of an underlying security/index, any option values, and lack of marketability. The third Long-Term Fixed Income Financial Level 3 security is valued at $1,559,494 and it’s significant unobservable inputs are volatility of the underlying security and the value of put and call options. The fourth Long-Term Fixed Income Financial Level 3 security is valued at $2 and it’s significant unobservable input is the lack of marketability. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

There were no significant transfers between the Levels during the period ended July 31, 2012. Transfers between the levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(85)	September 2012	($18,718,335)	($18,751,798)	($33,463)
5-Yr. U.S. Treasury Bond Futures	(1,100)	September 2012	(136,138,838)	(137,259,375)	(1,120,537)
10-Yr. U.S. Treasury Bond Futures	(205)	September 2012	(27,203,516)	(27,604,531)	(401,015)
20-Yr. U.S. Treasury Bond Futures	10	September 2012	1,468,624	1,510,313	41,689
Total Futures Contracts					($1,513,326)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 18, 5 Year, at	Buy	6/20/2017	$6,435,000	($335,317)	$194,762	($140,555)
5.00%; Bank of America
CDX IG, Series 18, 5 Year, at	Buy	6/20/2017	13,000,000	66,275	39,476	105,751
1.00%; J.P. Morgan Chase and Co.
Total Credit Default Swaps					$234,238	($34,804)

1	As the buyer of protection, Limited Maturity Bond Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Limited Maturity Bond Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Limited Maturity Bond Fund could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Limited Maturity Bond Fund, is as follows:

Fund	Value October 31, 2011	Gross Purchases	Gross Sales	Shares Held at July 31, 2012	Value July 31, 2012	Income Earned November 1, 2011 - July 31, 2012
High Yield	$10,606,918	$–	$–	2,247,228	$11,101,308	$601,405
Thrivent Financial Securities Lending Trust	25,117,922	205,873,530	223,389,119	7,602,333	7,602,333	43,464
Total Value and Income Earned	35,724,840				18,703,641	644,869

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
134

Money Market Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Asset Backed Commercial Paper (25.1%)[a]	Value

	Barton Capital Corporation
$19,560,000	0.200%, 8/1/2012[b,c]	$19,560,000
	Dealers Capital Access
5,270,000	0.410%, 8/20/2012[b]	5,268,860
5,340,000	0.490%, 9/5/2012[b]	5,337,456
5,360,000	0.500%, 9/14/2012[b]	5,356,724
5,280,000	0.500%, 9/27/2012[b]	5,275,820
	Fairway Finance Corporation
5,260,000	0.225%, 10/16/2012[b,c]	5,257,501
	Golden Funding Corporation
7,500,000	0.220%, 8/6/2012[b,c]	7,499,771
5,275,000	0.230%, 8/13/2012[b,c]	5,274,596
5,280,000	0.290%, 8/22/2012[b,c]	5,279,107
5,310,000	0.420%, 10/22/2012[b,c]	5,304,920
	Jupiter Securitization Company, LLC
5,270,000	0.200%, 9/7/2012[b,c]	5,268,917
5,570,000	0.320%, 9/21/2012[b,c]	5,567,475
	Liberty Street Funding, LLC
3,940,000	0.220%, 10/19/2012[b,c]	3,938,098
	Old Line Funding, LLC
5,560,000	0.230%, 8/15/2012[b,c]	5,559,503
5,380,000	0.180%, 8/21/2012[b,c]	5,379,462
5,290,000	0.240%, 11/20/2012[b,c]	5,286,085
	Sydney Capital Corporation
5,385,000	0.250%, 8/13/2012[b,c]	5,384,551
5,365,000	0.300%, 9/14/2012[b,c]	5,363,033
5,280,000	0.300%, 10/3/2012[b,c]	5,277,228
	Thunder Bay Funding, LLC
5,560,000	0.230%, 8/10/2012[b,c]	5,559,680
5,380,000	0.210%, 9/18/2012[b,c]	5,378,494
	Variable Funding Capital Company, LLC
5,250,000	0.200%, 10/15/2012[b,c]	5,247,812

	Total	132,625,093

Principal Amount	Certificate of Deposit (3.7%)[a]	Value

	Bank of Nova Scotia/Houston
3,175,000	0.547%, 5/10/2013[d]	3,175,000
	Toronto-Dominion Bank NY
5,400,000	0.190%, 8/20/2012	5,400,000
3,000,000	0.475%, 10/19/2012[d]	3,000,000
2,630,000	0.337%, 4/19/2013[d]	2,630,000
	Westpac Banking Corporation of New York
5,775,000	0.512%, 10/24/2012[d]	5,775,000

	Total	19,980,000

Principal Amount	Financial Company Commercial Paper (0.5%)[a]	Value

	Toronto Dominion Holdings
2,750,000	0.270%, 9/20/2012[b,c]	2,748,969

	Total	2,748,969

Principal Amount	Government Agency Debt (35.1%)[a]	Value

	Federal Farm Credit Bank
7,320,000	0.240%, 8/8/2012[b,d]	7,319,984
5,640,000	0.267%, 8/22/2013[b,d]	5,644,871
5,480,000	0.232%, 8/27/2013[b,d]	5,480,000
4,000,000	0.219%, 1/13/2014[b,d]	4,000,625

Principal Amount	Government Agency Debt (35.1%)[a]	Value

$5,790,000	0.267%, 2/24/2014[b,d]	$5,796,956
	Federal Home Loan Bank
6,150,000	0.280%, 1/25/2013[b,d]	6,150,148
5,340,000	0.220%, 12/20/2013[b,d]	5,337,750
	Federal Home Loan Mortgage Corporation
1,000,000	0.150%, 9/17/2012[b]	999,805
4,515,000	0.280%, 10/12/2012[b,d]	4,515,555
3,090,000	0.360%, 9/3/2013[b,d]	3,089,265
5,480,000	0.189%, 9/13/2013[b,d]	5,479,744
5,640,000	0.215%, 11/4/2013[b,d]	5,641,491
1,800,000	0.430%, 11/18/2013[b,d]	1,804,249
	Federal National Mortgage Association
14,130,000	0.360%, 9/13/2012[b,d]	14,131,319
8,000,000	0.278%, 9/17/2012[b,d]	8,000,000
4,872,000	0.150%, 9/26/2012[b]	4,870,863
3,700,000	0.330%, 11/23/2012[b,d]	3,699,771
5,340,000	0.277%, 12/20/2012[b,d]	5,342,538
3,000,000	0.380%, 10/28/2013[b,d]	2,999,619
5,330,000	0.227%, 6/20/2014[b,d]	5,327,969
5,330,000	0.410%, 8/25/2014[b,d]	5,345,590
	Overseas Private Investment Corporation
18,725,000	0.489%, 12/9/2012[b]	18,785,445
12,780,000	0.500%, 12/9/2012[b]	12,821,254
7,295,000	0.500%, 12/9/2012[b]	7,318,548
3,870,000	0.500%, 12/9/2012[b]	3,882,435
	Straight-A Funding, LLC
5,455,000	0.180%, 8/2/2012[b,c]	5,454,973
5,400,000	0.180%, 8/9/2012[b,c]	5,399,784
5,395,000	0.180%, 8/14/2012[b,c]	5,394,649
5,365,000	0.180%, 9/10/2012[b,c]	5,363,927
5,000,000	0.180%, 9/20/2012[b,c]	4,998,750
5,305,000	0.180%, 9/25/2012[b,c]	5,303,541

	Total	185,701,418

Shares	Investment Company (6.8%)	Value

	AIM Investments Institutional Government and Agency Portfolio
100,000	0.020%	100,000
	BlackRock Cash Funds
22,978,000	0.190%	22,978,000
	Dreyfus Institutional Cash Advantage Fund
12,815,000	0.150%	12,815,000
	DWS Money Market Series
182,024	0.150%	182,024

	Total	36,075,024

Principal Amount	Other Commercial Paper (9.9%)[a]	Value

	General Electric Capital Corporation
5,320,000	0.250%, 10/19/2012[b]	5,317,081
5,330,000	0.230%, 11/23/2012[b]	5,326,118
	Georgia Transmission Corporation
3,960,000	0.290%, 8/29/2012[c]	3,959,107
	Nestle Australia, Ltd.
5,350,000	0.200%, 9/26/2012[b]	5,348,335

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
135

Money Market Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Principal Amount	Other Commercial Paper (9.9%)[a]	Value

	Nestle Finance International, Ltd.
$5,500,000	0.170%, 8/29/2012[b]	$5,499,273
5,420,000	0.180%, 8/30/2012[b]	5,419,214
	Novartis Securities Investment, Ltd.
5,500,000	0.180%, 9/12/2012[b,c]	5,498,845
	Reckitt Benckiser Treasury Services plc
5,330,000	0.230%, 9/13/2012[b,c]	5,328,536
	Total Capital SA
8,100,000	0.150%, 8/1/2012[b,c]	8,100,000
	Toyota Credit Canada, Inc.
2,630,000	0.230%, 10/18/2012[b]	2,628,689

	Total	52,425,198

Principal Amount	Other Instrument (0.9%)[a]	Value

	US Bank NA
4,683,535	0.190%, 9/17/2012	4,682,373

	Total	4,682,373

Principal Amount	Other Note (1.1%)[a]	Value

	General Electric Capital Corporation
5,750,000	0.486%, 8/13/2012[b]	5,755,677

	Total	5,755,677

Principal Amount	Treasury Debt (4.2%)[a]	Value

	U.S. Treasury Bills
5,685,000	0.115%, 8/9/2012[b]	5,684,855
5,570,000	0.130%, 8/23/2012[b]	5,569,557
5,570,000	0.130%, 8/30/2012[b]	5,569,417
5,570,000	0.145%, 9/13/2012[b]	5,569,035

	Total	22,392,864

Principal Amount	Variable Rate Demand Note (12.3%)[a]	Value

	Denver, Colorado Airport System Revenue Bonds
21,500,000	0.190%, 8/7/2012[b,d]	21,500,000
	Douglas County, Nebraska Hospital Authority No. 2 Health Facilities Revenue Refunding Bonds (Children’s Hospital)
6,700,000	0.180%, 8/1/2012[b,d]	6,700,000
	Lancaster County, Nebraska Hospital Authority No. 1 Hospital Revenue Refunding Bonds (BryanLGH Medical Center)
6,140,000	0.160%, 8/7/2012[b,d]	6,140,000
	Louisiana Housing Finance Agency Qualified Gulf Opportunity Zone Bonds (Canterbury House Apartments - Sherwood)
8,730,000	0.170%, 8/7/2012[b,d]	8,730,000

Principal Amount	Variable Rate Demand Note (12.3%)[a]	Value

	Overseas Private Investment Corporation
$4,210,529	0.160%, 8/1/2012[b,d]	$4,210,529
1,248,274	0.160%, 8/1/2012[b,d]	1,248,274
1,724,137	0.160%, 8/1/2012[b,d]	1,724,137
	St. Cloud, Minnesota Health Care Refunding Revenue Bonds (CentraCare Health System)
8,240,000	0.140%, 8/7/2012[b,d]	8,240,000
	Wisconsin State Health & Educational Facilities Authority Revenue Prohealth Care Inc.
6,560,000	0.180%, 8/1/2012[b,d]	6,560,000

	Total	65,052,940

	Total Investments (at amortized cost) 99.6%	$527,439,556

	Other Assets and Liabilities, Net 0.4%	1,959,994

	Total Net Assets 100.0%	$529,399,550

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2012, the value of these investments was $168,937,314 or 31.9% of total net assets.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2012.

Cost for federal income tax purposes	$527,439,556

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
136

Money Market Fund

Schedule of Investments as of July 31, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2012, in valuing Money Market Fund’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Asset Backed Commercial Paper	132,625,093	–	132,625,093	–
Certificate of Deposit	19,980,000	–	19,980,000	–
Financial Company Commercial Paper	2,748,969	–	2,748,969	–
Government Agency Debt	185,701,418	–	185,701,418	–
Investment Company	36,075,024	36,075,024	–	–
Other Commercial Paper	52,425,198	–	52,425,198	–
Other Instrument	4,682,373	–	4,682,373	–
Other Note	5,755,677	–	5,755,677	–
Treasury Debt	22,392,864	–	22,392,864	–
Variable Rate Demand Note	65,052,940	–	65,052,940	–
Total	$527,439,556	$36,075,024	$491,364,532	$–

There were no significant transfers between the Levels during the period ended July 31, 2012. Transfers between the levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
137

Notes to Schedule of Investments

As of July 31, 2012

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

(A) Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Swap agreements are valued at the fair value of the contract as furnished by an independent pricing service. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the last quoted sales price. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day. Short-term securities are valued at amortized cost (which approximates market value) to the extent it is not materially different than market value.

Securities held by Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Money Market Fund and the Trust’s investment adviser, Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”), follow procedures designed to help maintain a constant net asset value of $1.00 per share.

Financial Accounting Standards Board (FASB) guidelines require increased fair value disclosure intended to improve the consistency and comparability of fair value measurements used in financial reporting. The guidelines define fair value, establish a framework for measuring fair value in U.S. Generally Accepted Accounting Principles (“GAAP”) and expand disclosures about fair value requirements. The various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures and options; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts; and Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board of Trustees.

Fair Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board of Trustees has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Trustees.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Funds, except Money Market Fund, may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to hedge certain other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements.

Foreign Denominated Investments – Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Options – All Funds, with the exception of Money Market Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure

138

Notes to Schedule of Investments

As of July 31, 2012

(unaudited)

to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when the Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where the Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the Fund, the Fund receives collateral from the counterparty.

Futures Contracts – Certain Funds may use futures contracts to manage the exposure to interest rate, market and currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, the realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Swap Agreements – Certain Funds may enter into swap transactions, which involve swapping one or more investment characteristics of a security, or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as realized gains or losses. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or third party, in connection with these agreements. These swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives additional collateral from the counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds may enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations. Refer to the credit default swap tables located within the Funds’ Schedules of Investments for additional information.

139

Item 2. Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: September 26, 2012	THRIVENT MUTUAL FUNDS

	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 26, 2012	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Date: September 26, 2012	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer